Filed with the Securities and Exchange Commission on December 21, 2018
REGISTRATION NO. 333-184888
INVESTMENT COMPANY ACT NO. 811-07325
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 11
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 167
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PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
(Exact Name of Registrant)
PRUCO LIFE INSURANCE COMPANY
(Name of Depositor)
213 WASHINGTON STREET
NEWARK, NEW JERSEY 07102-2992
(973) 802-7333
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(602) 385-7854
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUCO LIFE INSURANCE COMPANY
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 31, 2018 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 11 to Registration Statement No. 333-184888 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 11 incorporates by reference the prospectus dated April 30, 2018, contained in Part A of this Post-Effective Amendment No. 10 filed on April 5, 2018.

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PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY B SERIESSM
PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY C SERIESSM

PRUDENTIAL PREMIER® ADVISORSM VARIABLE ANNUITY SERIES

PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated December 31, 2018
to Prospectuses dated April 30, 2018

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information.

This supplement contains information about two additional variable investment options available for your Annuity if your Annuity is issued on or after January 28, 2019 and unless you elect any optional death benefit for your Annuity. As noted below, these variable investment options are available whether or not you elect an optional living benefit for your Annuity. They are not available if you elect any optional death benefit for your Annuity; not all contracts offer optional death benefits.

The following changes are made to the Prospectus:

•	The list entitled “VARIABLE INVESTMENT OPTIONS” at the beginning of the Prospectus is amended by adding the following portfolios:
AST BlackRock 60/40 Target Allocation ETF Portfolio*
AST BlackRock 80/20 Target Allocation ETF Portfolio*

•	The footnote below is added to the footnotes that follow the list entitled “Variable Investment Options”

*Available for Annuities issued on or after January 28, 2019.The variable investment option is available whether or not an optional living benefit is elected for your Annuity but is not available if you elect any optional death benefit for your Annuity (not all contracts offer optional death benefits).

•
The annual expenses for the AST BlackRock 60/40 Target Allocation ETF Portfolio and the AST BlackRock 80/20 Target Allocation ETF Portfolio are shown below. The table captioned “UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES” in the “SUMMARY OF CONTRACT FEES AND CHARGES” section of the Prospectus is supplemented with the information about the Portfolios shown below:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST BlackRock 60/40 Target Allocation ETF Portfolio1 *	0.53%	0.05%[2]	0.25%	0.00%	0.00%	0.15%	0.98%	0.23%	0.75%
AST BlackRock 80/20 Target Allocation ETF Portfolio1 *	0.53%	0.05%[2]	0.25%	0.00%	0.00%	0.14%	0.97%	0.22%	0.75%

[1]	The Portfolio will commence operations on or about January 2, 2019.

GENPRODSUP10

[2]
Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $250 million for the Portfolio for the fiscal period ending December 31, 2019.

*
The Manager has contractually agreed to waive a portion of its investment management fee equal to the acquired fund fees and expenses due to investments in underlying exchange-traded funds managed by the subadviser or an affiliate of the subadviser. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio’s investment management fee and other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) plus acquired fund fees and expenses (excluding dividends on securities sold short and brokers fees and expenses on short sales) do not exceed 0.75% of the Portfolio’s average daily net assets through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust’s Board of Trustees. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

•
In the “INVESTMENTOPTIONS” section of the Prospectus, information pertaining to the AST BlackRock 60/40 Target Allocation ETF Portfolio and the AST BlackRock 80/20 Target Allocation ETF Portfolio is added to the table of information about the Portfolios as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST BlackRock 60/40 Target Allocation ETF Portfolio	Seeks long term capital appreciation	BlackRock Financial Management, Inc.
AST BlackRock 80/20 Target Allocation ETF Portfolio	Seeks long term capital appreciation	BlackRock Financial Management, Inc.

•	In the “LIMITATIONS WITH OPTIONAL LIVING BENEFITS” section of the Prospectus, the following are added to the list of “Permitted Sub-accounts:”
AST BlackRock 60/40 Target Allocation ETF Portfolio
AST BlackRock 80/20 Target Allocation ETF Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

GENPRODSUP10

PART B
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2018, as supplemented December 31, 2018
(For Annuities offering Highest Daily Lifetime® Income v2.1 Optional Benefits and Highest Daily Lifetime® Income v3.0 Optional Benefits)
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
VARIABLE ANNUITY CONTRACTS
The Prudential Premier Advisor Variable Annuity SeriesSM ("Advisor Series") variable annuity contract (the "Annuity") is an individual variable annuity contract issued by Pruco Life Insurance Company ("Pruco Life"), a stock life insurance company that is an indirect wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential") and is funded through the Pruco Life Flexible Premium Variable Annuity Account (the "Account"). The Annuity is purchased by making an initial purchase payment of $10,000 or more. Subject to certain restrictions, you can make additional purchase payments by means other than electronic fund transfer of no less than $100 at any time during the accumulation phase. However, we impose a minimum of $50 with respect to additional purchase payments made through electronic fund transfers.
This Statement of Additional Information is not a prospectus and should be read in conjunction with the Advisor Series prospectus dated April 30, 2018, as supplemented December 31, 2018 (For Annuities offering Highest Daily Lifetime® Income v2.1 Optional Benefits and Highest Daily Lifetime® Income v3.0 Optional Benefits). To obtain a copy of the prospectus, without charge, you can write to the Prudential Annuity Service Center, P.O. Box 7960, Philadelphia, Pennsylvania 19176, or contact us by telephone at (888) PRU-2888.
TABLE OF CONTENTS

PAGE
Company	2
Experts	2
Principal Underwriter	2
Payments Made to Promote Sale of Our Products	2
Cyber Security Risk	2
Determination of Accumulation Unit Values	3
Historical Roll-up Rates and Withdrawal Percentages	4
Separate Account Financial Information	A1
Company Financial Information	B1
Pruco Life Insurance Company 213 Washington Street Newark, NY 07102-2992	Prudential Annuity Service Center P.O. Box 7960 Philadelphia, PA 19176 Newark, NY 07102-2992 Telephone: (888) Pru-2888

COMPANY
Pruco Life Insurance Company ("Pruco Life") is a stock life insurance company organized in 1971 under the laws of the State of Arizona. Pruco Life is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all states except New York.
Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"), a stock life insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is a direct wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey insurance holding company.
EXPERTS
The consolidated financial statements of Pruco Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 and the financial statements of Pruco Life Flexible Premium Variable Annuity Account as of December 31, 2017 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
PRINCIPAL UNDERWRITER
Prudential Annuities Distributors, Inc. ("PAD"), an indirect wholly-owned subsidiary of Prudential Financial, offers the Annuity on a continuous basis in those states in which annuities may be lawfully sold. It may offer the Annuity through licensed insurance producers, or through appropriately registered affiliates of Prudential, provided clearances to do so are obtained in any jurisdiction where such clearances may be necessary.
With respect to all individual annuities issued by Pruco Life, PAD received commissions of $633,385,857.43, $708,725,705.69 and $697,921,302.44 in 2017, 2016, and 2015, respectively. PAD retained none of those commissions.
As discussed in the prospectus, Pruco Life pays commissions to broker/dealers that sell the Annuity according to one or more schedules, and also may pay non-cash compensation. In addition, Pruco Life may pay trail commissions to selling firms to pay its registered representatives who maintain an ongoing relationship with an annuity owner. Typically, a trail commission is compensation that is paid periodically, the amount of which is linked to the value of the Annuity and the amount of time that the Annuity has been in effect.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Pruco Life and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
In addition, we, or PAD, may pay non-cash compensation to broker-dealer firms. These non-cash compensation payments may include but are not limited to payment for: training of sales personnel; marketing and administrative services; educating customers of the firm on each Annuity's features; conducting due diligence and analysis; providing office access, operations and systems support; holding seminars intended to educate the firm's registered representatives and make them more knowledgeable about the annuity; providing a dedicated marketing coordinator; providing priority sales desk support and providing expedited marketing compliance approval. We, and/or PAD, also may compensate third-party vendors, for services that such vendors render to broker-dealer firms.
Additional examples of arrangements under which such payments may be made currently include, but are not limited to: sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. To the extent permitted by FINRA rules and other applicable laws and regulations, we, or PAD, may also pay or allow other promotional incentives or payments in other forms of non-cash compensation (e.g., gifts, occasional meals and entertainment, sponsorship of due diligence events). Under certain circumstances, Portfolio advisers/subadvisers or other organizations with which we do business (“entities”) may also receive incidental non-cash compensation, such as meals and nominal gifts. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.
The lists in the prospectus includes the names of the firms and entities that we are aware (as of December 31, 2017) received payment with respect to annuity business during 2017 (or as to which a payment amount was accrued during 2017). The firms listed include payments in connection with products issued by Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract.
During 2017, non-cash compensation received by Firms and Entities ranged from $30.00 to $702,164.00. During 2017, cash compensation received by Firms ranged from $1.20 to $16,846,603.71.
CYBER SECURITY RISK
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Pruco Life is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Pruco Life and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Pruco Life. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Pruco Life, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Pruco Life may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Pruco Life in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments, and others continue to pose new and significant cyber security threats. Although Pruco Life, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Pruco Life cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
DETERMINATION OF ACCUMULATION UNIT VALUES
The value for each accumulation unit (which we refer to as the "Unit Price") is computed as of the end of each Valuation Day applicable. On any given Valuation Day, the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding Valuation Day by the net investment factor for the Sub-account for the current Valuation Day. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less, (c) where:
(a) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the current Valuation Period; plus or minus
(2) any per share charge or credit during the current Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(b) is the net result of:
(1) the net asset value per share of the underlying Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the underlying Portfolio at the end of the preceding Valuation Period; plus or minus
(2) any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.
(c) is the Insurance Charge corresponding to the portion of the 365 day year (366 for a leap year) that is in the current Valuation Period.
We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

HISTORICAL ROLL-UP RATES AND WITHDRAWAL PERCENTAGES
THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN FEBRUARY 10, 2014 AND JANUARY 14, 2015.
The Roll-Up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after January 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

ROLL-UP RATE:
5%
WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3%	2.5%
55 - 59	3.5%	3%
60 – 64	4%	3.5%
65 – 69	5%	4.5%
70 – 84	5%	4.5%
85+	6%	5.5%
THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JANUARY 15, 2015 AND DECEMBER 14, 2015.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after December 15, 2015. Please visit www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.

ROLL-UP RATE:
5%
WITHDRAWAL PERCENTAGES
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	2.9%	2.4%
55 - 59	3.4%	2.9%
60 – 64	3.9%	3.4%
65 – 69	4.9%	4.4%
70 – 84	4.9%	4.4%
85+	5.9%	5.4%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN DECEMBER 15, 2015 AND OCTOBER 14, 2017.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after October 15, 2017. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5%
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3%	2.5%
55 - 59	3.5%	3%
60 – 64	4%	3.5%
65 – 69	5%	4.5%
70 – 84	5%	4.5%
85+	6%	5.5%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN OCTOBER 15, 2017 AND MARCH 14, 2018.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after March 15, 2018. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5%
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following tables listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3%	2.5%
55 - 59	3.5%	3%
60 – 64	4%	3.5%
65 – 69	5.5%	5%
70 – 84	5.5%	5%
85+	6%	5.5%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN MARCH 15, 2018 AND JUNE 14, 2018.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after June 15, 2018. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5.5%
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3%	2.5%
55 - 59	3.5%	3%
60 - 64	4%	3.5%
65 - 69	5.5%	5%
70 - 84	5.5%	5%
85+	6%	5.5%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JUNE 15, 2018 AND JUNE 30, 2018.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after July 1, 2018. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5.5%
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3.10%	2.60%
55 - 59	3.60%	3.10%
60 - 64	4.10%	3.60%
65 - 69	5.60%	5.10%
70 - 84	5.60%	5.10%
85+	6.10%	5.60%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN JULY 1, 2018 AND AUGUST 14, 2018.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after August 15, 2018. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5.5% Compounded Growth
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3.10%	2.60%
55 - 59	3.60%	3.10%
60 - 64	4.10%	3.60%
65 - 69	5.60%	5.10%
70 - 84	5.60%	5.10%
85+	6.10%	5.60%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN AUGUST 15, 2018 AND DECEMBER 14, 2018.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after December 15, 2018. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5.5% Compounded Daily Growth
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3.10%	2.60%
55 - 59	3.60%	3.10%
60 - 64	4.10%	3.60%
65 - 69	5.60%	5.10%
70 - 84	5.60%	5.10%
85+	6.10%	5.60%

THE RATES BELOW APPLY FOR APPLICATIONS SIGNED BETWEEN DECEMBER 15, 2018 AND JANUARY 14, 2019.
The Roll-up Rate and Withdrawal Percentages may be different than those listed below for Applications signed on or after January 15, 2019. Please visit http://www.PrudentialAnnuities.com/investor/prospectuses or work with your Financial Professional to confirm the most current rates.
Roll-up Rate:
5.5% Compounded Daily Growth
Withdrawal Percentages
The Withdrawal Percentages are based on the age of the Annuitant at the first Lifetime Withdrawal, or the age of the younger spouse at first Lifetime Withdrawal if electing a spousal version, according to the following table listed below:

Ages	Single Percentage	Spousal Percentage
50 - 54	3.30%	2.80%
55 - 59	3.80%	3.30%
60 - 64	4.70%	4.20%
65 - 69	5.70%	5.20%
70 - 84	5.70%	5.20%
85+	6.10%	5.60%

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
ASSETS
Investment in the portfolios, at fair value	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718
Net Assets	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718

NET ASSETS, representing:
Accumulation units	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718
	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718

Units outstanding	72,664,979	51,465,051	48,485,270	3,315,066	4,680,398

Portfolio shares held	8,240,947	10,713,835	3,429,538	371,769	515,080
Portfolio net asset value per share	$10.00	$13.14	$51.52	$29.88	$27.17
Investment in portfolio shares, at cost	$82,409,467	$119,526,039	$92,905,224	$6,511,806	$8,100,999

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$493,105	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,310,248	2,029,768	2,472,650	156,582	196,127
NET INVESTMENT INCOME (LOSS)	(817,143)	(2,029,768)	(2,472,650)	(156,582)	(196,127)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,399,863	10,677,880	741,076	788,883
Net change in unrealized gain (loss) on investments	—	7,510,627	28,525,225	828,466	861,437
NET GAIN (LOSS) ON INVESTMENTS	—	9,910,490	39,203,105	1,569,542	1,650,320

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(817,143)	$7,880,722	$36,730,455	$1,412,960	$1,454,193

The accompanying notes are an integral part of these financial statements.
A 1

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
ASSETS
Investment in the portfolios, at fair value	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667
Net Assets	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667

NET ASSETS, representing:
Accumulation units	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667
	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667

Units outstanding	69,321,450	28,650,342	617,613	79,672,113	20,166,766

Portfolio shares held	7,403,159	27,468,677	121,846	4,829,868	1,666,754
Portfolio net asset value per share	$31.68	$5.17	$26.84	$59.38	$34.33
Investment in portfolio shares, at cost	$141,180,415	$144,509,827	$4,120,449	$174,993,689	$32,922,146

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$8,957,680	$—	$4,461,386	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,482,600	2,207,109	44,760	4,126,607	818,469
NET INVESTMENT INCOME (LOSS)	(3,482,600)	6,750,571	(44,760)	334,779	(818,469)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	5,583,184	—
Net realized gain (loss) on shares redeemed	11,791,555	(119,244)	(195,987)	15,207,011	2,964,435
Net change in unrealized gain (loss) on investments	24,492,699	2,312,788	152,315	29,290,647	9,283,954
NET GAIN (LOSS) ON INVESTMENTS	36,284,254	2,193,544	(43,672)	50,080,842	12,248,389

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$32,801,654	$8,944,115	$(88,432)	$50,415,621	$11,429,920

The accompanying notes are an integral part of these financial statements.
A 2

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593
Net Assets	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593

NET ASSETS, representing:
Accumulation units	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593
	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593

Units outstanding	70,791,825	9,680,422	10,239,900	16,254,805	23,684,824

Portfolio shares held	4,772,838	1,534,592	1,180,555	2,229,296	1,942,854
Portfolio net asset value per share	$61.69	$38.51	$17.35	$29.27	$36.72
Investment in portfolio shares, at cost	$111,224,885	$26,735,450	$16,256,561	$49,602,835	$52,379,475

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$213,902	$1,121,694	$739,264

EXPENSES
Charges for mortality and expense risk, and
for administration	4,023,907	809,779	269,115	907,867	1,004,373
NET INVESTMENT INCOME (LOSS)	(4,023,907)	(809,779)	(55,213)	213,827	(265,109)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	788,060	6,152,334	3,702,967
Net realized gain (loss) on shares redeemed	22,999,497	4,663,485	545,919	3,122,094	2,490,492
Net change in unrealized gain (loss) on investments	62,663,467	2,445,307	3,138,800	(663,373)	2,001,707
NET GAIN (LOSS) ON INVESTMENTS	85,662,964	7,108,792	4,472,779	8,611,055	8,195,166

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$81,639,057	$6,299,013	$4,417,566	$8,824,882	$7,930,057

The accompanying notes are an integral part of these financial statements.
A 3

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
ASSETS
Investment in the portfolios, at fair value	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917
Net Assets	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917

NET ASSETS, representing:
Accumulation units	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917
	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917

Units outstanding	17,051,349	16,962,114	5,304,052	15,862,556	6,738,168

Portfolio shares held	1,511,129	1,877,961	618,914	1,244,598	2,344,239
Portfolio net asset value per share	$36.51	$31.98	$29.50	$48.90	$11.21
Investment in portfolio shares, at cost	$41,833,425	$60,031,304	$12,819,208	$33,867,429	$16,879,679

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$208,323	$955,998	$242,472	$59,925	$436,701

EXPENSES
Charges for mortality and expense risk, and
for administration	743,973	807,819	249,095	806,079	369,940
NET INVESTMENT INCOME (LOSS)	(535,650)	148,179	(6,623)	(746,154)	66,761

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	507,673	—	1,190,916	2,267,601	—
Net realized gain (loss) on shares redeemed	1,316,228	(678,594)	765,604	3,231,502	1,301,104
Net change in unrealized gain (loss) on investments	11,006,265	15,183,765	1,550,280	10,079,985	471,952
NET GAIN (LOSS) ON INVESTMENTS	12,830,166	14,505,171	3,506,800	15,579,088	1,773,056

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$12,294,516	$14,653,350	$3,500,177	$14,832,934	$1,839,817

The accompanying notes are an integral part of these financial statements.
A 4

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
ASSETS
Investment in the portfolios, at fair value	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381
Net Assets	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381

NET ASSETS, representing:
Accumulation units	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381
	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381

Units outstanding	7,436,523	13,523,215	12,130,078	5,895,436	26,955,843

Portfolio shares held	1,348,449	1,436,110	2,529,882	162,315	3,449,635
Portfolio net asset value per share	$17.83	$31.19	$10.19	$53.70	$26.32
Investment in portfolio shares, at cost	$27,302,017	$18,946,814	$26,751,488	$6,230,675	$43,610,420

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$184,840	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	326,887	598,257	346,103	109,082	1,422,576
NET INVESTMENT INCOME (LOSS)	(326,887)	(598,257)	(161,263)	(109,082)	(1,422,576)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,290,653	—	2,056,341	464,092	—
Net realized gain (loss) on shares redeemed	(590,393)	3,739,964	(182,512)	386,377	6,986,933
Net change in unrealized gain (loss) on investments	2,832,896	7,574,729	3,024,799	1,255,477	3,317,092
NET GAIN (LOSS) ON INVESTMENTS	4,533,156	11,314,693	4,898,628	2,105,946	10,304,025

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$4,206,269	$10,716,436	$4,737,365	$1,996,864	$8,881,449

The accompanying notes are an integral part of these financial statements.
A 5

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
ASSETS
Investment in the portfolios, at fair value	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462
Net Assets	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462

NET ASSETS, representing:
Accumulation units	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462
	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462

Units outstanding	4,942,917	31,152,249	16,536,321	36,026,323	12,441,393

Portfolio shares held	289,396	7,160,673	4,012,053	20,807,044	21,065,295
Portfolio net asset value per share	$35.68	$14.79	$8.04	$31.08	$11.57
Investment in portfolio shares, at cost	$7,039,737	$52,556,509	$24,835,420	$511,493,324	$192,699,002

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$23,987	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	162,329	1,643,114	490,551	8,474,733	3,762,148
NET INVESTMENT INCOME (LOSS)	(138,342)	(1,643,114)	(490,551)	(8,474,733)	(3,762,148)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	95,594	—	—	—	—
Net realized gain (loss) on shares redeemed	316,513	6,819,562	670,861	12,503,854	7,519,542
Net change in unrealized gain (loss) on investments	1,944,720	14,022,323	8,538,555	42,845,304	7,137,267
NET GAIN (LOSS) ON INVESTMENTS	2,356,827	20,841,885	9,209,416	55,349,158	14,656,809

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$2,218,485	$19,198,771	$8,718,865	$46,874,425	$10,894,661

The accompanying notes are an integral part of these financial statements.
A 6

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144
Net Assets	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144

NET ASSETS, representing:
Accumulation units	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144
	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144

Units outstanding	111,352,127	8,177,523	14,828,713	8,199,145	5,460,598

Portfolio shares held	81,807,672	8,874,963	21,776,263	9,159,416	4,621,262
Portfolio net asset value per share	$19.12	$15.14	$10.07	$19.83	$25.78
Investment in portfolio shares, at cost	$1,159,810,080	$97,971,751	$181,929,981	$117,736,428	$80,604,246

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	24,995,774	1,930,750	3,164,791	2,531,018	1,787,640
NET INVESTMENT INCOME (LOSS)	(24,995,774)	(1,930,750)	(3,164,791)	(2,531,018)	(1,787,640)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34,416,310	3,999,417	5,683,455	8,370,365	5,764,446
Net change in unrealized gain (loss) on investments	141,018,459	14,802,635	9,422,707	30,927,180	13,495,431
NET GAIN (LOSS) ON INVESTMENTS	175,434,769	18,802,052	15,106,162	39,297,545	19,259,877

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$150,438,995	$16,871,302	$11,941,371	$36,766,527	$17,472,237

The accompanying notes are an integral part of these financial statements.
A 7

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553
Net Assets	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553

NET ASSETS, representing:
Accumulation units	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553
	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553

Units outstanding	6,774,556	29,238,537	22,705,280	56,508,237	18,618,717

Portfolio shares held	5,044,703	64,535,199	15,714,446	54,435,543	9,347,555
Portfolio net asset value per share	$28.64	$9.43	$29.75	$12.64	$49.87
Investment in portfolio shares, at cost	$105,178,575	$450,993,021	$281,811,336	$639,208,159	$274,449,201

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,199,770	8,797,407	5,410,817	9,047,467	6,854,314
NET INVESTMENT INCOME (LOSS)	(2,199,770)	(8,797,407)	(5,410,817)	(9,047,467)	(6,854,314)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,096,352	15,485,648	22,318,307	3,378,533	32,318,034
Net change in unrealized gain (loss) on investments	693,018	118,481,783	54,936,586	18,655,400	93,180,513
NET GAIN (LOSS) ON INVESTMENTS	9,789,370	133,967,431	77,254,893	22,033,933	125,498,547

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$7,589,600	$125,170,024	$71,844,076	$12,986,466	$118,644,233

The accompanying notes are an integral part of these financial statements.
A 8

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
ASSETS
Investment in the portfolios, at fair value	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483
Net Assets	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483

NET ASSETS, representing:
Accumulation units	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483
	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483

Units outstanding	7,414,319	16,836,160	16,297,749	10,874,830	26,240,624

Portfolio shares held	7,184,230	10,936,883	15,356,096	9,012,063	12,333,585
Portfolio net asset value per share	$23.71	$34.91	$10.74	$30.55	$23.12
Investment in portfolio shares, at cost	$111,554,275	$262,581,734	$161,910,410	$186,964,864	$245,598,739

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,186,111	5,753,065	2,522,132	3,814,472	4,355,827
NET INVESTMENT INCOME (LOSS)	(2,186,111)	(5,753,065)	(2,522,132)	(3,814,472)	(4,355,827)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,339,251	14,686,284	675,713	12,048,621	2,854,502
Net change in unrealized gain (loss) on investments	31,751,714	32,150,415	2,110,710	39,193,962	24,255,155
NET GAIN (LOSS) ON INVESTMENTS	40,090,965	46,836,699	2,786,423	51,242,583	27,109,657

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$37,904,854	$41,083,634	$264,291	$47,428,111	$22,753,830
STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446
Net Assets	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446

NET ASSETS, representing:
Accumulation units	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446
	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446

Units outstanding	717,175,192	22,832,242	17,268,158	18,786,865	119,255,539

Portfolio shares held	399,047,478	21,828,672	7,952,618	17,109,502	106,954,599
Portfolio net asset value per share	$29.29	$20.52	$30.80	$11.00	$15.21
Investment in portfolio shares, at cost	$8,288,143,354	$313,793,478	$184,451,779	$185,598,600	$1,218,347,897

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	176,978,676	6,158,132	3,497,130	2,346,352	25,180,186
NET INVESTMENT INCOME (LOSS)	(176,978,676)	(6,158,132)	(3,497,130)	(2,346,352)	(25,180,186)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	199,558,327	14,277,562	5,030,315	467,202	31,702,455
Net change in unrealized gain (loss) on investments	1,402,620,972	72,216,608	49,715,969	2,920,202	168,469,134
NET GAIN (LOSS) ON INVESTMENTS	1,602,179,299	86,494,170	54,746,284	3,387,404	200,171,589

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,425,200,623	$80,336,038	$51,249,154	$1,041,052	$174,991,403

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
ASSETS
Investment in the portfolios, at fair value	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797
Net Assets	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797

NET ASSETS, representing:
Accumulation units	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797
	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797

Units outstanding	536,307,375	245,825,116	489,239,827	329,485,420	253,498,091

Portfolio shares held	477,519,422	220,736,619	429,079,929	284,884,564	251,653,454
Portfolio net asset value per share	$18.98	$15.12	$18.04	$16.20	$14.85
Investment in portfolio shares, at cost	$5,991,960,804	$2,553,474,340	$5,184,101,746	$3,524,606,678	$2,695,865,448

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	138,189,100	54,850,471	116,995,442	73,694,953	56,238,173
NET INVESTMENT INCOME (LOSS)	(138,189,100)	(54,850,471)	(116,995,442)	(73,694,953)	(56,238,173)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	181,555,004	69,810,708	194,137,316	120,360,779	66,050,393
Net change in unrealized gain (loss) on investments	1,210,544,411	313,234,522	837,950,941	311,469,275	474,565,143
NET GAIN (LOSS) ON INVESTMENTS	1,392,099,415	383,045,230	1,032,088,257	431,830,054	540,615,536

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,253,910,315	$328,194,759	$915,092,815	$358,135,101	$484,377,363

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993
Net Assets	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993

NET ASSETS, representing:
Accumulation units	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993
	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993

Units outstanding	865,745,078	410,174,737	30,786,925	22,116,718	10,814,190

Portfolio shares held	871,269,723	360,899,465	24,066,962	200,272,575	5,751,224
Portfolio net asset value per share	$16.59	$18.86	$34.65	$1.00	$44.51
Investment in portfolio shares, at cost	$11,606,581,362	$4,510,303,354	$488,221,322	$200,272,575	$168,728,479

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$697,136	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	189,687,791	103,205,489	11,557,206	3,155,571	3,655,765
NET INVESTMENT INCOME (LOSS)	(189,687,791)	(103,205,489)	(11,557,206)	(2,458,435)	(3,655,765)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	132,699,652	151,763,120	42,582,216	—	10,902,475
Net change in unrealized gain (loss) on investments	1,628,456,662	865,611,604	188,363,892	—	38,659,102
NET GAIN (LOSS) ON INVESTMENTS	1,761,156,314	1,017,374,724	230,946,108	—	49,561,577

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,571,468,523	$914,169,235	$219,388,902	$(2,458,435)	$45,905,812

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148
Net Assets	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148

NET ASSETS, representing:
Accumulation units	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148
	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148

Units outstanding	147,932,167	11,482,988	18,217,927	91,942,817	56,851,935

Portfolio shares held	125,924,635	6,939,792	15,035,628	166,717,215	56,469,254
Portfolio net asset value per share	$13.64	$21.32	$17.93	$7.50	$12.81
Investment in portfolio shares, at cost	$1,566,557,290	$120,404,147	$192,154,209	$1,219,059,887	$646,799,762

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	27,063,367	2,025,361	2,777,815	33,151,053	11,118,562
NET INVESTMENT INCOME (LOSS)	(27,063,367)	(2,025,361)	(2,777,815)	(33,151,053)	(11,118,562)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,119,726	2,357,181	9,937,723	20,223,486	6,817,878
Net change in unrealized gain (loss) on investments	59,621,413	25,020,362	60,000,996	73,276,762	33,920,306
NET GAIN (LOSS) ON INVESTMENTS	71,741,139	27,377,543	69,938,719	93,500,248	40,738,184

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$44,677,772	$25,352,182	$67,160,904	$60,349,195	$29,619,622

The accompanying notes are an integral part of these financial statements.
A 9

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516
Net Assets	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516

NET ASSETS, representing:
Accumulation units	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516
	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516

Units outstanding	7,832,879	754,700	4,913,350	21,865,500	15,520,221

Portfolio shares held	6,923,221	836,225	6,264,839	23,770,399	14,938,674
Portfolio net asset value per share	$12.73	$10.61	$12.53	$10.11	$23.75
Investment in portfolio shares, at cost	$85,499,552	$8,768,057	$64,893,721	$197,787,651	$232,775,919

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,372,913	229,802	1,209,492	3,443,264	5,205,145
NET INVESTMENT INCOME (LOSS)	(1,372,913)	(229,802)	(1,209,492)	(3,443,264)	(5,205,145)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	748,241	82,444	1,548,728	3,222,992	15,972,862
Net change in unrealized gain (loss) on investments	(350,682)	16,149	6,211,818	44,707,417	23,261,770
NET GAIN (LOSS) ON INVESTMENTS	397,559	98,593	7,760,546	47,930,409	39,234,632

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(975,354)	$(131,209)	$6,551,054	$44,487,145	$34,029,487

The accompanying notes are an integral part of these financial statements.
A 10

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
ASSETS
Investment in the portfolios, at fair value	$—	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960
Net Assets	$—	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960

NET ASSETS, representing:
Accumulation units	$—	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960
	$—	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960

Units outstanding	—	304,321,037	164,997,779	176,871,835	19,232

Portfolio shares held	—	297,140,776	158,349,434	166,252,950	7,133
Portfolio net asset value per share	$—	$14.68	$16.28	$14.17	$72.89
Investment in portfolio shares, at cost	$—	$3,251,032,213	$1,837,189,924	$1,898,895,403	$437,491

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	4/28/2017**	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	28,263,240	64,052,981	37,706,532	33,577,929	5,719
NET INVESTMENT INCOME (LOSS)	(28,263,240)	(64,052,981)	(37,706,532)	(33,577,929)	(5,719)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,014,897,665	63,773,804	38,412,419	29,624,224	23,380
Net change in unrealized gain (loss) on investments	(773,872,702)	560,314,925	336,068,961	216,531,951	59,743
NET GAIN (LOSS) ON INVESTMENTS	241,024,963	624,088,729	374,481,380	246,156,175	83,123

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$212,761,723	$560,035,748	$336,774,848	$212,578,246	$77,404

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 11

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
ASSETS
Investment in the portfolios, at fair value	$778,998	$1,251,528	$1,872,043	$809,242	$645,325
Net Assets	$778,998	$1,251,528	$1,872,043	$809,242	$645,325

NET ASSETS, representing:
Accumulation units	$778,998	$1,251,528	$1,872,043	$809,242	$645,325
	$778,998	$1,251,528	$1,872,043	$809,242	$645,325

Units outstanding	38,135	86,950	76,049	38,141	31,590

Portfolio shares held	11,762	29,869	25,546	9,700	13,546
Portfolio net asset value per share	$66.23	$41.90	$73.28	$83.43	$47.64
Investment in portfolio shares, at cost	$702,808	$985,187	$1,507,827	$652,061	$592,309

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$9,343	$4,006	$—	$1,154	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	10,776	14,338	24,686	6,497	9,040
NET INVESTMENT INCOME (LOSS)	(1,433)	(10,332)	(24,686)	(5,343)	(9,040)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	10,895	—	111,608	—	59,461
Net realized gain (loss) on shares redeemed	25,563	55,712	98,215	30,062	11,741
Net change in unrealized gain (loss) on investments	65,670	127,809	131,949	89,582	36,937
NET GAIN (LOSS) ON INVESTMENTS	102,128	183,521	341,772	119,644	108,139

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$100,695	$173,189	$317,086	$114,301	$99,099

The accompanying notes are an integral part of these financial statements.
A 12

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications
ASSETS
Investment in the portfolios, at fair value	$470,276	$251,258	$809,194	$354,388	$124,325
Net Assets	$470,276	$251,258	$809,194	$354,388	$124,325

NET ASSETS, representing:
Accumulation units	$470,276	$251,258	$809,194	$354,388	$124,325
	$470,276	$251,258	$809,194	$354,388	$124,325

Units outstanding	24,601	17,211	34,934	17,004	9,446

Portfolio shares held	10,090	3,769	20,569	7,050	3,500
Portfolio net asset value per share	$46.61	$66.66	$39.34	$50.27	$35.52
Investment in portfolio shares, at cost	$408,035	$232,871	$744,411	$295,657	$125,567

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$1,438	$2,548	$—	$65	$5,655

EXPENSES
Charges for mortality and expense risk, and
for administration	6,242	4,631	7,873	3,488	1,627
NET INVESTMENT INCOME (LOSS)	(4,804)	(2,083)	(7,873)	(3,423)	4,028

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	28,467	14,895	66,426	3,030	6,945
Net realized gain (loss) on shares redeemed	19,329	35,761	22,044	12,934	14,854
Net change in unrealized gain (loss) on investments	(3,391)	(29,504)	7,137	18,733	(30,239)
NET GAIN (LOSS) ON INVESTMENTS	44,405	21,152	95,607	34,697	(8,440)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$39,601	$19,069	$87,734	$31,274	$(4,412)

The accompanying notes are an integral part of these financial statements.
A 13

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$574,517	$1,024,783	$880,891	$—	$230,077,993
Net Assets	$574,517	$1,024,783	$880,891	$—	$230,077,993

NET ASSETS, representing:
Accumulation units	$574,517	$1,024,783	$880,891	$—	$230,077,993
	$574,517	$1,024,783	$880,891	$—	$230,077,993

Units outstanding	34,751	49,439	55,706	—	9,566,333

Portfolio shares held	12,585	14,803	18,891	—	7,409,919
Portfolio net asset value per share	$45.65	$69.23	$46.63	$—	$31.05
Investment in portfolio shares, at cost	$524,045	$731,427	$635,299	$—	$154,231,107

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	4/28/2017**	12/31/2017

INVESTMENT INCOME
Dividend income	$12,902	$—	$9,002	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	7,051	15,192	12,300	486,104	3,038,701
NET INVESTMENT INCOME (LOSS)	5,851	(15,192)	(3,298)	(486,104)	(3,038,701)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	21,138	43,678	—	—	—
Net realized gain (loss) on shares redeemed	46,050	79,033	41,917	23,505,324	9,625,807
Net change in unrealized gain (loss) on investments	(14,236)	116,982	61,713	(19,824,682)	50,606,197
NET GAIN (LOSS) ON INVESTMENTS	52,952	239,693	103,630	3,680,642	60,232,004

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$58,803	$224,501	$100,332	$3,194,538	$57,193,303

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 14

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$9,007,882	$1,865,408	$49,025,694	$279,735	$928,160
Net Assets	$9,007,882	$1,865,408	$49,025,694	$279,735	$928,160

NET ASSETS, representing:
Accumulation units	$9,007,882	$1,865,408	$49,025,694	$279,735	$928,160
	$9,007,882	$1,865,408	$49,025,694	$279,735	$928,160

Units outstanding	754,695	171,110	4,013,063	14,521	229,819

Portfolio shares held	1,316,942	151,413	3,314,787	52,385	32,017
Portfolio net asset value per share	$6.84	$12.32	$14.79	$5.34	$28.99
Investment in portfolio shares, at cost	$8,694,737	$1,812,016	$46,400,093	$245,957	$726,097

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$7,980	$2,049

EXPENSES
Charges for mortality and expense risk, and
for administration	317,248	1,117,957	1,485,950	4,161	14,138
NET INVESTMENT INCOME (LOSS)	(317,248)	(1,117,957)	(1,485,950)	3,819	(12,089)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	26,140
Net realized gain (loss) on shares redeemed	403,753	2,047,979	1,514,115	1,111	9,951
Net change in unrealized gain (loss) on investments	(202,397)	(1,589,239)	(354,439)	48,321	213,821
NET GAIN (LOSS) ON INVESTMENTS	201,356	458,740	1,159,676	49,432	249,912

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(115,892)	$(659,217)	$(326,274)	$53,251	$237,823

The accompanying notes are an integral part of these financial statements.
A 15

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$403,137	$36,142,333	$1,103,531,760	$1,972,631,961	$1,570,611
Net Assets	$403,137	$36,142,333	$1,103,531,760	$1,972,631,961	$1,570,611

NET ASSETS, representing:
Accumulation units	$403,137	$36,142,333	$1,103,531,760	$1,972,631,961	$1,570,611
	$403,137	$36,142,333	$1,103,531,760	$1,972,631,961	$1,570,611

Units outstanding	18,280	3,124,606	74,247,266	156,449,299	73,402

Portfolio shares held	38,652	2,657,525	66,079,746	140,701,281	58,063
Portfolio net asset value per share	$10.43	$13.60	$16.70	$14.02	$27.05
Investment in portfolio shares, at cost	$304,025	$34,772,288	$831,870,766	$1,509,930,758	$1,127,585

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$13,871

EXPENSES
Charges for mortality and expense risk, and
for administration	6,961	1,060,063	14,316,078	29,906,023	25,395
NET INVESTMENT INCOME (LOSS)	(6,961)	(1,060,063)	(14,316,078)	(29,906,023)	(11,524)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	12,059	—	—	—	121,631
Net realized gain (loss) on shares redeemed	14,271	827,043	19,713,127	33,719,973	31,845
Net change in unrealized gain (loss) on investments	66,439	87,832	144,158,672	190,871,692	111,527
NET GAIN (LOSS) ON INVESTMENTS	92,769	914,875	163,871,799	224,591,665	265,003

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$85,808	$(145,188)	$149,555,721	$194,685,642	$253,479
The accompanying notes are an integral part of these financial statements.
A 16

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$294,891,715	$7,147,019	$628,915,046	$7,173,146	$166,417,991
Net Assets	$294,891,715	$7,147,019	$628,915,046	$7,173,146	$166,417,991

NET ASSETS, representing:
Accumulation units	$294,891,715	$7,147,019	$628,915,046	$7,173,146	$166,417,991
	$294,891,715	$7,147,019	$628,915,046	$7,173,146	$166,417,991

Units outstanding	26,114,211	709,309	44,909,145	660,627	9,129,599

Portfolio shares held	23,974,936	626,931	40,653,849	629,223	8,279,502
Portfolio net asset value per share	$12.30	$11.40	$15.47	$11.40	$20.10
Investment in portfolio shares, at cost	$271,412,309	$6,491,578	$491,558,746	$6,655,105	$135,551,666

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	3,634,909	195,165	8,828,667	56,082	2,103,527
NET INVESTMENT INCOME (LOSS)	(3,634,909)	(195,165)	(8,828,667)	(56,082)	(2,103,527)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,701,692	(23,310)	8,496,379	86,116	3,372,517
Net change in unrealized gain (loss) on investments	13,123,383	234,314	79,911,376	400,652	19,305,307
NET GAIN (LOSS) ON INVESTMENTS	14,825,075	211,004	88,407,755	486,768	22,677,824

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$11,190,166	$15,839	$79,579,088	$430,686	$20,574,297

The accompanying notes are an integral part of these financial statements.
A 17

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$15,782,425	$27,289,970	$142,434,560	$—	$8,715,463,039
Net Assets	$15,782,425	$27,289,970	$142,434,560	$—	$8,715,463,039

NET ASSETS, representing:
Accumulation units	$15,782,425	$27,289,970	$142,434,560	$—	$8,715,463,039
	$15,782,425	$27,289,970	$142,434,560	$—	$8,715,463,039

Units outstanding	1,613,958	2,206,091	8,768,798	—	775,115,905

Portfolio shares held	1,450,591	2,128,703	8,079,102	—	706,277,394
Portfolio net asset value per share	$10.88	$12.82	$17.63	$—	$12.34
Investment in portfolio shares, at cost	$15,579,083	$23,265,255	$113,730,945	$—	$7,672,663,123

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	4/28/2017**	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	136,143	164,139	2,009,457	15,448	148,497,444
NET INVESTMENT INCOME (LOSS)	(136,143)	(164,139)	(2,009,457)	(15,448)	(148,497,444)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	62,561	314,013	4,074,766	393,653	2,365,382
Net change in unrealized gain (loss) on investments	(59,435)	4,026,088	17,949,390	207,125	647,191,220
NET GAIN (LOSS) ON INVESTMENTS	3,126	4,340,101	22,024,156	600,778	649,556,602

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(133,017)	$4,175,962	$20,014,699	$585,330	$501,059,158

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 18

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
ASSETS
Investment in the portfolios, at fair value	$—	$—	$17,609,476	$12,959,602	$5,080,781
Net Assets	$—	$—	$17,609,476	$12,959,602	$5,080,781

NET ASSETS, representing:
Accumulation units	$—	$—	$17,609,476	$12,959,602	$5,080,781
	$—	$—	$17,609,476	$12,959,602	$5,080,781

Units outstanding	—	—	1,066,271	758,443	456,931

Portfolio shares held	—	—	961,216	696,753	414,758
Portfolio net asset value per share	$—	$—	$18.32	$18.60	$12.25
Investment in portfolio shares, at cost	$—	$—	$13,960,748	$10,276,152	$4,937,958

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	4/28/2017**	4/28/2017**	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	1,685,205	1,868,174	138,737	96,778	164,250
NET INVESTMENT INCOME (LOSS)	(1,685,205)	(1,868,174)	(138,737)	(96,778)	(164,250)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	35,682,564	24,840,641	216,732	255,008	284,564
Net change in unrealized gain (loss) on investments	(21,823,812)	(15,214,461)	2,614,664	1,905,150	(85,016)
NET GAIN (LOSS) ON INVESTMENTS	13,858,752	9,626,180	2,831,396	2,160,158	199,548

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$12,173,547	$7,758,006	$2,692,659	$2,063,380	$35,298

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 19

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647
Net Assets	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647

NET ASSETS, representing:
Accumulation units	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647
	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647

Units outstanding	99,563,649	2,311,969	4,009,782	5,558,213	3,494,477

Portfolio shares held	94,155,457	2,261,511	3,911,444	5,397,863	3,441,090
Portfolio net asset value per share	$13.75	$12.57	$13.22	$13.31	$10.87
Investment in portfolio shares, at cost	$1,069,942,099	$24,054,573	$43,170,069	$59,878,112	$34,745,460

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	14,459,146	157,964	268,975	379,869	215,082
NET INVESTMENT INCOME (LOSS)	(14,459,146)	(157,964)	(268,975)	(379,869)	(215,082)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,114,442	190,703	335,549	399,229	192,220
Net change in unrealized gain (loss) on investments	179,391,992	3,574,051	6,873,069	9,303,221	1,679,691
NET GAIN (LOSS) ON INVESTMENTS	181,506,434	3,764,754	7,208,618	9,702,450	1,871,911

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$167,047,288	$3,606,790	$6,939,643	$9,322,581	$1,656,829

The accompanying notes are an integral part of these financial statements.
A 20

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
ASSETS
Investment in the portfolios, at fair value	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040
Net Assets	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040

NET ASSETS, representing:
Accumulation units	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040
	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040

Units outstanding	1,742,753	2,236,025	2,831,694	233,518	431,093

Portfolio shares held	1,717,750	2,188,469	2,768,425	230,632	422,512
Portfolio net asset value per share	$10.31	$13.30	$10.66	$10.26	$12.04
Investment in portfolio shares, at cost	$16,593,569	$23,684,946	$28,380,260	$2,349,149	$4,441,811

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	92,875	136,195	168,797	15,275	24,512
NET INVESTMENT INCOME (LOSS)	(92,875)	(136,195)	(168,797)	(15,275)	(24,512)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	40,905	204,484	120,725	78,643	28,040
Net change in unrealized gain (loss) on investments	1,044,132	4,719,954	851,972	(146,068)	645,387
NET GAIN (LOSS) ON INVESTMENTS	1,085,037	4,924,438	972,697	(67,425)	673,427

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$992,162	$4,788,243	$803,900	$(82,700)	$648,915

The accompanying notes are an integral part of these financial statements.
A 21

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
ASSETS
Investment in the portfolios, at fair value	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849
Net Assets	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849

NET ASSETS, representing:
Accumulation units	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849
	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849

Units outstanding	498,240	25,240,844	8,158,465	278,107	116,503

Portfolio shares held	490,281	24,163,893	7,650,881	273,472	114,552
Portfolio net asset value per share	$9.62	$12.32	$10.58	$10.87	$10.71
Investment in portfolio shares, at cost	$4,725,787	$258,451,752	$80,990,262	$2,921,582	$1,199,837

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	27,491	3,277,165	2,067,649	13,263	6,002
NET INVESTMENT INCOME (LOSS)	(27,491)	(3,277,165)	(2,067,649)	(13,263)	(6,002)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,569	463,554	(1,036,255)	14,807	1,587
Net change in unrealized gain (loss) on investments	(24,499)	30,942,451	4,496,268	30,315	18,577
NET GAIN (LOSS) ON INVESTMENTS	(16,930)	31,406,005	3,460,013	45,122	20,164

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(44,421)	$28,128,840	$1,392,364	$31,859	$14,162

The accompanying notes are an integral part of these financial statements.
A 22

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158
Net Assets	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158

NET ASSETS, representing:
Accumulation units	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158
	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158

Units outstanding	143,741	147,412	271,371	199,251	583,227

Portfolio shares held	141,924	145,069	268,832	198,579	531,884
Portfolio net asset value per share	$9.20	$10.65	$11.19	$9.21	$12.77
Investment in portfolio shares, at cost	$1,307,122	$1,512,506	$2,710,100	$1,816,932	$6,091,473

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	6,943	8,330	14,148	10,827	21,115
NET INVESTMENT INCOME (LOSS)	(6,943)	(8,330)	(14,148)	(10,827)	(21,115)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	188	3,773	10,198	(775)	42,851
Net change in unrealized gain (loss) on investments	725	29,521	270,524	22,824	668,563
NET GAIN (LOSS) ON INVESTMENTS	913	33,294	280,722	22,049	711,414

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(6,030)	$24,964	$266,574	$11,222	$690,299

The accompanying notes are an integral part of these financial statements.
A 23

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
ASSETS
Investment in the portfolios, at fair value	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075
Net Assets	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075

NET ASSETS, representing:
Accumulation units	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075
	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075

Units outstanding	608,538	319,062	1,096,903	2,990,540	790,486

Portfolio shares held	601,616	315,607	1,084,201	2,342,734	871,664
Portfolio net asset value per share	$10.02	$11.51	$12.02	$14.84	$10.62
Investment in portfolio shares, at cost	$5,873,204	$3,289,433	$11,504,475	$32,285,351	$8,934,423

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$—	$—	$405,065	$311,244

EXPENSES
Charges for mortality and expense risk, and
for administration	31,273	15,207	69,155	165,425	46,553
NET INVESTMENT INCOME (LOSS)	(31,273)	(15,207)	(69,155)	239,640	264,691

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	398,334	75,947
Net realized gain (loss) on shares redeemed	11,733	27,094	143,451	172,253	139,864
Net change in unrealized gain (loss) on investments	102,568	303,867	1,292,402	2,415,679	289,511
NET GAIN (LOSS) ON INVESTMENTS	114,301	330,961	1,435,853	2,986,266	505,322

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$83,028	$315,754	$1,366,698	$3,225,906	$770,013

The accompanying notes are an integral part of these financial statements.
A 24

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
ASSETS
Investment in the portfolios, at fair value	$87,630,525	$7,380,531	$2,218,951
Net Assets	$87,630,525	$7,380,531	$2,218,951

NET ASSETS, representing:
Accumulation units	$87,630,525	$7,380,531	$2,218,951
	$87,630,525	$7,380,531	$2,218,951

Units outstanding	8,867,501	546,577	222,276

Portfolio shares held	8,483,110	547,517	217,118
Portfolio net asset value per share	$10.33	$13.48	$10.22
Investment in portfolio shares, at cost	$88,194,278	$5,622,258	$2,224,174

STATEMENTS OF OPERATIONS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2017	1/1/2017	1/3/2017*
	to	to	to
	12/31/2017	12/31/2017	12/31/2017

INVESTMENT INCOME
Dividend income	$—	$65,421	$—

EXPENSES
Charges for mortality and expense risk, and
for administration	2,293,782	112,615	13,436
NET INVESTMENT INCOME (LOSS)	(2,293,782)	(47,194)	(13,436)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	(2,371,158)	227,247	92
Net change in unrealized gain (loss) on investments	6,472,532	1,994,121	(5,224)
NET GAIN (LOSS) ON INVESTMENTS	4,101,374	2,221,368	(5,132)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,807,592	$2,174,174	$(18,568)

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 25

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(817,143)	$(2,029,768)	$(2,472,650)	$(156,582)	$(196,127)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	2,399,863	10,677,880	741,076	788,883
Net change in unrealized gain (loss) on investments	—	7,510,627	28,525,225	828,466	861,437
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(817,143)	7,880,722	36,730,455	1,412,960	1,454,193

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	912,066	341,031	492,862	68,666	69,763
Annuity payments	(1,076,236)	(2,176,595)	(1,214,522)	(384,542)	(335,940)
Surrenders, withdrawals and death benefits	(19,503,983)	(16,301,868)	(17,387,948)	(1,360,306)	(1,535,491)
Net transfers between other subaccounts
or fixed rate option	6,596,978	2,531,075	(4,051,691)	92,843	23,343
Miscellaneous transactions	4,378	2,647	(3,398)	383	(495)
Other charges	(117,487)	(46,474)	(146,525)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,184,284)	(15,650,184)	(22,311,222)	(1,582,956)	(1,778,820)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,001,427)	(7,769,462)	14,419,233	(169,996)	(324,627)

NET ASSETS
Beginning of period	96,410,894	148,549,257	162,270,550	11,278,451	14,319,345
End of period	$82,409,467	$140,779,795	$176,689,783	$11,108,455	$13,994,718

Beginning units	84,822,091	57,300,996	55,259,882	3,816,322	5,306,901
Units issued	12,977,307	481,695	190,275	75,541	25,732
Units redeemed	(25,134,419)	(6,317,640)	(6,964,887)	(576,797)	(652,235)
Ending units	72,664,979	51,465,051	48,485,270	3,315,066	4,680,398

The accompanying notes are an integral part of these financial statements.
A 26

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(3,482,600)	$6,750,571	$(44,760)	$334,779	$(818,469)
Capital gains distributions received	—	—	—	5,583,184	—
Net realized gain (loss) on shares redeemed	11,791,555	(119,244)	(195,987)	15,207,011	2,964,435
Net change in unrealized gain (loss) on investments	24,492,699	2,312,788	152,315	29,290,647	9,283,954
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	32,801,654	8,944,115	(88,432)	50,415,621	11,429,920

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	587,589	314,931	36,562	1,045,606	231,906
Annuity payments	(1,172,572)	(927,777)	(15,432)	(2,471,544)	(311,606)
Surrenders, withdrawals and death benefits	(24,155,666)	(15,465,175)	(371,642)	(32,874,980)	(5,113,940)
Net transfers between other subaccounts
or fixed rate option	(4,995,821)	551,974	44,791	(2,077,540)	(1,023,451)
Miscellaneous transactions	(4,859)	(2,013)	(18)	(6,385)	178
Other charges	(331,350)	(206,483)	—	(321,074)	(66,645)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(30,072,679)	(15,734,543)	(305,739)	(36,705,917)	(6,283,558)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,728,975	(6,790,428)	(394,171)	13,709,704	5,146,362

NET ASSETS
Beginning of period	231,803,088	148,803,486	3,664,511	273,087,884	52,073,305
End of period	$234,532,063	$142,013,058	$3,270,340	$286,797,588	$57,219,667

Beginning units	78,961,808	31,833,690	681,242	91,196,336	22,600,017
Units issued	308,804	206,413	34,543	1,074,038	373,446
Units redeemed	(9,949,162)	(3,389,761)	(98,172)	(12,598,261)	(2,806,697)
Ending units	69,321,450	28,650,342	617,613	79,672,113	20,166,766
The accompanying notes are an integral part of these financial statements.
A 27

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(4,023,907)	$(809,779)	$(55,213)	$213,827	$(265,109)
Capital gains distributions received	—	—	788,060	6,152,334	3,702,967
Net realized gain (loss) on shares redeemed	22,999,497	4,663,485	545,919	3,122,094	2,490,492
Net change in unrealized gain (loss) on investments	62,663,467	2,445,307	3,138,800	(663,373)	2,001,707
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	81,639,057	6,299,013	4,417,566	8,824,882	7,930,057

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	641,262	67,835	28,827	90,048	135,174
Annuity payments	(1,601,512)	(430,268)	(158,184)	(583,048)	(587,979)
Surrenders, withdrawals and death benefits	(25,927,652)	(6,211,313)	(1,669,632)	(7,284,223)	(6,712,761)
Net transfers between other subaccounts
or fixed rate option	(7,311,666)	(155,632)	604,018	(1,896,063)	(1,009,752)
Miscellaneous transactions	1,734	(3,567)	66	(93)	(1,549)
Other charges	(243,956)	(10,820)	(4,100)	(13,547)	(21,524)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(34,441,790)	(6,743,765)	(1,199,005)	(9,686,926)	(8,198,391)

TOTAL INCREASE (DECREASE) IN NET ASSETS	47,197,267	(444,752)	3,218,561	(862,044)	(268,334)

NET ASSETS
Beginning of period	247,239,107	59,541,895	17,264,077	66,113,540	71,609,927
End of period	$294,436,374	$59,097,143	$20,482,638	$65,251,496	$71,341,593

Beginning units	80,340,008	10,868,449	10,886,921	18,851,784	26,486,185
Units issued	458,568	290,527	804,981	75,537	25,502
Units redeemed	(10,006,751)	(1,478,554)	(1,452,002)	(2,672,516)	(2,826,863)
Ending units	70,791,825	9,680,422	10,239,900	16,254,805	23,684,824

The accompanying notes are an integral part of these financial statements.
A 28

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(535,650)	$148,179	$(6,623)	$(746,154)	$66,761
Capital gains distributions received	507,673	—	1,190,916	2,267,601	—
Net realized gain (loss) on shares redeemed	1,316,228	(678,594)	765,604	3,231,502	1,301,104
Net change in unrealized gain (loss) on investments	11,006,265	15,183,765	1,550,280	10,079,985	471,952
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,294,516	14,653,350	3,500,177	14,832,934	1,839,817

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	117,778	108,105	18,974	127,034	33,877
Annuity payments	(620,480)	(372,313)	(277,971)	(240,578)	(162,747)
Surrenders, withdrawals and death benefits	(4,911,180)	(4,517,789)	(1,727,910)	(5,340,569)	(2,418,235)
Net transfers between other subaccounts
or fixed rate option	(1,403,218)	(1,838,241)	(229,163)	(849,582)	(516,984)
Miscellaneous transactions	(672)	1,095	(250)	(103)	(407)
Other charges	(16,741)	(16,370)	(4,907)	(16,412)	(5,521)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,834,513)	(6,635,513)	(2,221,227)	(6,320,210)	(3,070,017)

TOTAL INCREASE (DECREASE) IN NET ASSETS	5,460,003	8,017,837	1,278,950	8,512,724	(1,230,200)

NET ASSETS
Beginning of period	49,711,304	52,039,355	16,979,027	52,348,094	27,509,117
End of period	$55,171,307	$60,057,192	$18,257,977	$60,860,818	$26,278,917

Beginning units	19,342,108	18,982,535	5,999,836	17,676,860	7,562,353
Units issued	140,457	48,227	75,097	221,007	147,550
Units redeemed	(2,431,216)	(2,068,648)	(770,881)	(2,035,311)	(971,735)
Ending units	17,051,349	16,962,114	5,304,052	15,862,556	6,738,168

The accompanying notes are an integral part of these financial statements.
A 29

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(326,887)	$(598,257)	$(161,263)	$(109,082)	$(1,422,576)
Capital gains distributions received	2,290,653	—	2,056,341	464,092	—
Net realized gain (loss) on shares redeemed	(590,393)	3,739,964	(182,512)	386,377	6,986,933
Net change in unrealized gain (loss) on investments	2,832,896	7,574,729	3,024,799	1,255,477	3,317,092
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	4,206,269	10,716,436	4,737,365	1,996,864	8,881,449

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,413	43,830	53,496	3,652	209,585
Annuity payments	(113,659)	(429,197)	(116,775)	(25,698)	(286,255)
Surrenders, withdrawals and death benefits	(2,082,500)	(4,379,273)	(2,266,484)	(502,884)	(8,983,196)
Net transfers between other subaccounts
or fixed rate option	(175,903)	(1,414,815)	(699,713)	530,372	(2,306,912)
Miscellaneous transactions	(87)	(587)	(417)	17	(1,484)
Other charges	(6,070)	(9,930)	(5,075)	(1,459)	(225,111)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,362,806)	(6,189,972)	(3,034,968)	4,000	(11,593,373)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,843,463	4,526,464	1,702,397	2,000,864	(2,711,924)

NET ASSETS
Beginning of period	22,199,378	40,265,813	24,077,097	6,715,446	93,506,305
End of period	$24,042,841	$44,792,277	$25,779,494	$8,716,310	$90,794,381

Beginning units	8,208,070	15,618,347	13,698,518	5,898,489	30,663,785
Units issued	142,902	107,491	53,304	997,029	526,194
Units redeemed	(914,449)	(2,202,623)	(1,621,744)	(1,000,082)	(4,234,136)
Ending units	7,436,523	13,523,215	12,130,078	5,895,436	26,955,843

The accompanying notes are an integral part of these financial statements.
A 30

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(138,342)	$(1,643,114)	$(490,551)	$(8,474,733)	$(3,762,148)
Capital gains distributions received	95,594	—	—	—	—
Net realized gain (loss) on shares redeemed	316,513	6,819,562	670,861	12,503,854	7,519,542
Net change in unrealized gain (loss) on investments	1,944,720	14,022,323	8,538,555	42,845,304	7,137,267
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,218,485	19,198,771	8,718,865	46,874,425	10,894,661

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	51,242	237,659	87,089	7,962,991	9,178,695
Annuity payments	(123,965)	(546,956)	(270,849)	(348,582)	(164,177)
Surrenders, withdrawals and death benefits	(830,952)	(11,078,177)	(2,988,265)	(31,685,530)	(12,918,452)
Net transfers between other subaccounts
or fixed rate option	(27,563)	(324,598)	(399,586)	97,640,448	(676,864)
Miscellaneous transactions	71	206	(1,568)	(48,508)	(1,445)
Other charges	(28,577)	(263,335)	(76,529)	(5,901,034)	(2,102,084)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(959,744)	(11,975,201)	(3,649,708)	67,619,785	(6,684,327)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,258,741	7,223,570	5,069,157	114,494,210	4,210,334

NET ASSETS
Beginning of period	9,066,913	98,682,778	27,187,752	532,188,733	239,515,128
End of period	$10,325,654	$105,906,348	$32,256,909	$646,682,943	$243,725,462

Beginning units	5,448,988	35,034,627	18,567,619	32,294,384	12,695,924
Units issued	87,146	452,255	558,429	7,564,942	1,762,372
Units redeemed	(593,217)	(4,334,633)	(2,589,727)	(3,833,003)	(2,016,903)
Ending units	4,942,917	31,152,249	16,536,321	36,026,323	12,441,393

The accompanying notes are an integral part of these financial statements.
A 31

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(24,995,774)	$(1,930,750)	$(3,164,791)	$(2,531,018)	$(1,787,640)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	34,416,310	3,999,417	5,683,455	8,370,365	5,764,446
Net change in unrealized gain (loss) on investments	141,018,459	14,802,635	9,422,707	30,927,180	13,495,431
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	150,438,995	16,871,302	11,941,371	36,766,527	17,472,237

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	32,914,889	5,420,299	14,278,591	5,184,798	2,335,913
Annuity payments	(919,232)	(110,380)	(142,319)	(299,122)	(164,611)
Surrenders, withdrawals and death benefits	(77,449,024)	(5,631,625)	(14,261,303)	(9,612,589)	(6,807,487)
Net transfers between other subaccounts
or fixed rate option	(12,726,040)	5,400,883	6,806,851	9,943,154	975,600
Miscellaneous transactions	2,257	(1,104)	138	(2,151)	408
Other charges	(15,866,502)	(1,070,769)	(1,589,870)	(1,492,897)	(992,873)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(74,043,652)	4,007,304	5,092,088	3,721,193	(4,653,050)

TOTAL INCREASE (DECREASE) IN NET ASSETS	76,395,343	20,878,606	17,033,459	40,487,720	12,819,187

NET ASSETS
Beginning of period	1,487,767,353	113,488,338	202,253,508	141,143,501	106,316,957
End of period	$1,564,162,696	$134,366,944	$219,286,967	$181,631,221	$119,136,144

Beginning units	116,488,803	7,874,619	14,420,674	7,973,595	5,668,838
Units issued	4,729,941	1,389,576	2,856,078	1,585,621	808,592
Units redeemed	(9,866,617)	(1,086,672)	(2,448,039)	(1,360,071)	(1,016,832)
Ending units	111,352,127	8,177,523	14,828,713	8,199,145	5,460,598

The accompanying notes are an integral part of these financial statements.
A 32

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,199,770)	$(8,797,407)	$(5,410,817)	$(9,047,467)	$(6,854,314)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	9,096,352	15,485,648	22,318,307	3,378,533	32,318,034
Net change in unrealized gain (loss) on investments	693,018	118,481,783	54,936,586	18,655,400	93,180,513
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	7,589,600	125,170,024	71,844,076	12,986,466	118,644,233

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	5,593,808	14,006,157	11,092,329	12,846,064	7,748,406
Annuity payments	(112,706)	(511,018)	(158,550)	(237,516)	(304,138)
Surrenders, withdrawals and death benefits	(8,348,912)	(30,833,460)	(22,026,937)	(37,382,586)	(26,553,208)
Net transfers between other subaccounts
or fixed rate option	969,495	9,088,318	273,401	58,808,189	(19,665,931)
Miscellaneous transactions	4,738	861	(1,635)	(1,346)	(2,222)
Other charges	(1,175,667)	(5,231,085)	(4,581,053)	(7,168,822)	(3,930,944)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,069,244)	(13,480,227)	(15,402,445)	26,863,983	(42,708,037)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,520,356	111,689,797	56,441,631	39,850,449	75,936,196

NET ASSETS
Beginning of period	139,959,945	496,877,131	411,063,140	648,214,818	390,226,357
End of period	$144,480,301	$608,566,928	$467,504,771	$688,065,267	$466,162,553

Beginning units	6,920,854	29,784,201	23,496,387	54,222,773	20,368,608
Units issued	1,746,805	3,489,160	2,744,786	7,182,199	2,146,402
Units redeemed	(1,893,103)	(4,034,824)	(3,535,893)	(4,896,735)	(3,896,293)
Ending units	6,774,556	29,238,537	22,705,280	56,508,237	18,618,717

The accompanying notes are an integral part of these financial statements.
A 33

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,186,111)	$(5,753,065)	$(2,522,132)	$(3,814,472)	$(4,355,827)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	8,339,251	14,686,284	675,713	12,048,621	2,854,502
Net change in unrealized gain (loss) on investments	31,751,714	32,150,415	2,110,710	39,193,962	24,255,155
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	37,904,854	41,083,634	264,291	47,428,111	22,753,830

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	10,464,434	15,392,484	12,596,291	13,651,525	4,691,421
Annuity payments	(256,547)	(273,034)	(1,701,957)	(124,748)	(336,533)
Surrenders, withdrawals and death benefits	(9,015,521)	(19,908,922)	(19,513,195)	(15,488,730)	(15,766,812)
Net transfers between other subaccounts
or fixed rate option	4,794,955	14,683,951	12,865,397	9,055,395	10,972,234
Miscellaneous transactions	(631)	(4,911)	554	(1,200)	(13,975)
Other charges	(1,370,136)	(3,173,945)	(1,149,050)	(2,164,059)	(2,411,149)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	4,616,554	6,715,623	3,098,040	4,928,183	(2,864,814)

TOTAL INCREASE (DECREASE) IN NET ASSETS	42,521,408	47,799,257	3,362,331	52,356,294	19,889,016

NET ASSETS
Beginning of period	127,816,684	334,007,338	161,562,136	222,962,239	265,263,467
End of period	$170,338,092	$381,806,595	$164,924,467	$275,318,533	$285,152,483

Beginning units	7,160,873	16,396,073	15,963,197	10,550,552	26,455,163
Units issued	1,559,032	2,877,262	4,671,615	2,361,074	4,757,881
Units redeemed	(1,305,586)	(2,437,175)	(4,337,063)	(2,036,796)	(4,972,420)
Ending units	7,414,319	16,836,160	16,297,749	10,874,830	26,240,624

The accompanying notes are an integral part of these financial statements.
A 34

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(176,978,676)	$(6,158,132)	$(3,497,130)	$(2,346,352)	$(25,180,186)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	199,558,327	14,277,562	5,030,315	467,202	31,702,455
Net change in unrealized gain (loss) on investments	1,402,620,972	72,216,608	49,715,969	2,920,202	168,469,134
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,425,200,623	80,336,038	51,249,154	1,041,052	174,991,403

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	281,106,012	14,153,039	1,587,207	8,476,562	39,381,977
Annuity payments	(3,215,494)	(285,442)	(73,913)	(20,753)	(1,912,946)
Surrenders, withdrawals and death benefits	(516,125,486)	(22,118,441)	(11,859,887)	(8,965,819)	(76,256,411)
Net transfers between other subaccounts
or fixed rate option	24,165,484	19,287,837	27,904,881	17,265,300	(2,937,310)
Miscellaneous transactions	12,681	1,598	(1,785)	(66)	(314)
Other charges	(122,392,756)	(3,794,443)	(1,988,661)	(1,861,488)	(17,448,795)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(336,449,559)	7,244,148	15,567,842	14,893,736	(59,173,799)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,088,751,064	87,580,186	66,816,996	15,934,788	115,817,604

NET ASSETS
Beginning of period	10,599,349,559	360,344,162	178,123,623	172,269,737	1,510,961,842
End of period	$11,688,100,623	$447,924,348	$244,940,619	$188,204,525	$1,626,779,446

Beginning units	735,805,068	22,338,062	16,013,835	17,311,778	123,829,258
Units issued	20,485,535	3,603,684	3,411,678	3,264,096	5,516,626
Units redeemed	(39,115,411)	(3,109,504)	(2,157,355)	(1,789,009)	(10,090,345)
Ending units	717,175,192	22,832,242	17,268,158	18,786,865	119,255,539

The accompanying notes are an integral part of these financial statements.
A 35

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(138,189,100)	$(54,850,471)	$(116,995,442)	$(73,694,953)	$(56,238,173)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	181,555,004	69,810,708	194,137,316	120,360,779	66,050,393
Net change in unrealized gain (loss) on investments	1,210,544,411	313,234,522	837,950,941	311,469,275	474,565,143
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,253,910,315	328,194,759	915,092,815	358,135,101	484,377,363

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	287,028,278	30,337,194	229,549,662	96,337,878	116,944,324
Annuity payments	(2,116,872)	(1,517,091)	(6,468,348)	(3,843,650)	(985,007)
Surrenders, withdrawals and death benefits	(396,176,382)	(171,368,817)	(392,084,709)	(297,829,155)	(163,955,730)
Net transfers between other subaccounts
or fixed rate option	247,336,469	82,693,460	(15,727,870)	266,752,861	2,570,020
Miscellaneous transactions	(20,884)	(13,854)	(22,470)	52,388	(4,956)
Other charges	(83,690,433)	(30,490,399)	(72,618,671)	(43,002,110)	(38,624,501)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	52,360,176	(90,359,507)	(257,372,406)	18,468,212	(84,055,850)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,306,270,491	237,835,252	657,720,409	376,603,313	400,321,513

NET ASSETS
Beginning of period	7,757,048,134	3,099,702,431	7,082,881,507	4,238,526,630	3,336,732,284
End of period	$9,063,318,625	$3,337,537,683	$7,740,601,916	$4,615,129,943	$3,737,053,797

Beginning units	530,110,082	252,678,408	504,035,760	325,237,159	258,492,644
Units issued	36,644,204	18,804,117	19,178,570	40,822,330	11,068,531
Units redeemed	(30,446,911)	(25,657,409)	(33,974,503)	(36,574,069)	(16,063,084)
Ending units	536,307,375	245,825,116	489,239,827	329,485,420	253,498,091

The accompanying notes are an integral part of these financial statements.
A 36

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(189,687,791)	$(103,205,489)	$(11,557,206)	$(2,458,435)	$(3,655,765)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	132,699,652	151,763,120	42,582,216	—	10,902,475
Net change in unrealized gain (loss) on investments	1,628,456,662	865,611,604	188,363,892	—	38,659,102
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,571,468,523	914,169,235	219,388,902	(2,458,435)	45,905,812

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	292,796,780	128,817,569	30,432,585	30,041,556	8,031,442
Annuity payments	(1,993,143)	(2,547,634)	(615,646)	(266,776)	(99,201)
Surrenders, withdrawals and death benefits	(540,086,363)	(303,762,527)	(46,416,656)	(718,641,336)	(14,313,672)
Net transfers between other subaccounts
or fixed rate option	5,636,569,975	(27,207,938)	35,858,162	663,327,255	12,676,322
Miscellaneous transactions	(3,386)	(13,369)	(4,713)	(10,073)	(890)
Other charges	(131,232,696)	(69,920,100)	(6,265,903)	(1,250,200)	(1,913,019)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	5,256,051,167	(274,633,999)	12,987,829	(26,799,574)	4,380,982

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,827,519,690	639,535,236	232,376,731	(29,258,009)	50,286,794

NET ASSETS
Beginning of period	7,626,845,023	6,167,028,676	601,543,518	229,530,584	205,700,199
End of period	$14,454,364,713	$6,806,563,912	$833,920,249	$200,272,575	$255,986,993

Beginning units	522,510,542	426,322,108	29,887,427	25,161,438	10,539,718
Units issued	388,634,766	10,203,154	5,456,765	34,561,190	2,058,145
Units redeemed	(45,400,230)	(26,350,525)	(4,557,267)	(37,605,910)	(1,783,673)
Ending units	865,745,078	410,174,737	30,786,925	22,116,718	10,814,190

The accompanying notes are an integral part of these financial statements.
A 37

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(27,063,367)	$(2,025,361)	$(2,777,815)	$(33,151,053)	$(11,118,562)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,119,726	2,357,181	9,937,723	20,223,486	6,817,878
Net change in unrealized gain (loss) on investments	59,621,413	25,020,362	60,000,996	73,276,762	33,920,306
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	44,677,772	25,352,182	67,160,904	60,349,195	29,619,622

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,488,253	5,390,732	8,061,493	22,795	13,683,028
Annuity payments	(1,745,034)	(72,222)	(33,761)	(221,771)	(1,752,418)
Surrenders, withdrawals and death benefits	(108,112,964)	(8,394,158)	(10,653,724)	(99,836,724)	(49,469,516)
Net transfers between other subaccounts
or fixed rate option	156,359,671	6,917,503	10,830,196	(1,649,859,719)	122,377,493
Miscellaneous transactions	317	704	(1,437)	14,412	(4,990)
Other charges	(15,463,880)	(1,026,001)	(2,726,610)	(23,484,631)	(6,371,611)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	47,526,363	2,816,558	5,476,157	(1,773,365,638)	78,461,986

TOTAL INCREASE (DECREASE) IN NET ASSETS	92,204,135	28,168,740	72,637,061	(1,713,016,443)	108,081,608

NET ASSETS
Beginning of period	1,625,407,883	119,787,625	196,951,749	2,963,395,558	615,289,540
End of period	$1,717,612,018	$147,956,365	$269,588,810	$1,250,379,115	$723,371,148

Beginning units	143,733,741	11,324,340	17,977,289	229,222,428	50,539,798
Units issued	17,467,858	1,797,172	3,449,678	63,062,195	12,529,102
Units redeemed	(13,269,432)	(1,638,524)	(3,209,040)	(200,341,806)	(6,216,965)
Ending units	147,932,167	11,482,988	18,217,927	91,942,817	56,851,935

The accompanying notes are an integral part of these financial statements.
A 38

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,372,913)	$(229,802)	$(1,209,492)	$(3,443,264)	$(5,205,145)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	748,241	82,444	1,548,728	3,222,992	15,972,862
Net change in unrealized gain (loss) on investments	(350,682)	16,149	6,211,818	44,707,417	23,261,770
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(975,354)	(131,209)	6,551,054	44,487,145	34,029,487

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	1,464,603	2,261,311	12,304,928
Annuity payments	—	—	(10,021)	(152,969)	(296,650)
Surrenders, withdrawals and death benefits	(13,640,372)	(1,924,320)	(4,371,975)	(10,405,248)	(18,540,187)
Net transfers between other subaccounts
or fixed rate option	42,427,435	(1,161,241)	3,569,374	33,834,595	16,056,922
Miscellaneous transactions	(672)	(105)	208	(499)	(1,387)
Other charges	(35,053)	(4,938)	(688,991)	(2,165,194)	(3,074,905)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	28,751,338	(3,090,604)	(36,802)	23,371,996	6,448,721

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,775,984	(3,221,813)	6,514,252	67,859,141	40,478,208

NET ASSETS
Beginning of period	60,356,622	12,094,158	71,984,180	172,459,595	314,315,308
End of period	$88,132,606	$8,872,345	$78,498,432	$240,318,736	$354,793,516

Beginning units	5,248,240	1,014,457	4,912,337	19,509,330	15,081,499
Units issued	4,019,012	50,827	818,933	5,540,527	2,924,140
Units redeemed	(1,434,373)	(310,584)	(817,920)	(3,184,357)	(2,485,418)
Ending units	7,832,879	754,700	4,913,350	21,865,500	15,520,221
The accompanying notes are an integral part of these financial statements.
A 39

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	4/28/2017**	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(28,263,240)	$(64,052,981)	$(37,706,532)	$(33,577,929)	$(5,719)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,014,897,665	63,773,804	38,412,419	29,624,224	23,380
Net change in unrealized gain (loss) on investments	(773,872,702)	560,314,925	336,068,961	216,531,951	59,743
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	212,761,723	560,035,748	336,774,848	212,578,246	77,404

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	35,523,128	106,644,068	105,687,953	67,152,085	—
Annuity payments	(363,070)	(671,902)	(307,720)	(577,223)	—
Surrenders, withdrawals and death benefits	(73,112,976)	(182,571,367)	(95,198,072)	(98,075,414)	(61,090)
Net transfers between other subaccounts
or fixed rate option	(5,437,687,414)	25,693,821	50,262,713	380,487,920	(59,691)
Miscellaneous transactions	(1,894)	1,108	(1,316)	125	—
Other charges	(19,677,589)	(47,912,483)	(26,811,579)	(24,903,159)	(3,215)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,495,319,815)	(98,816,755)	33,631,979	324,084,334	(123,996)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,282,558,092)	461,218,993	370,406,827	536,662,580	(46,592)

NET ASSETS
Beginning of period	5,282,558,092	3,900,807,598	2,207,521,959	1,819,141,720	566,552
End of period	$—	$4,362,026,591	$2,577,928,786	$2,355,804,300	$519,960

Beginning units	371,620,414	310,670,767	161,567,047	149,330,877	24,640
Units issued	6,701,396	11,754,372	11,796,909	39,063,757	6,257
Units redeemed	(378,321,810)	(18,104,102)	(8,366,177)	(11,522,799)	(11,665)
Ending units	—	304,321,037	164,997,779	176,871,835	19,232

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 40

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,433)	$(10,332)	$(24,686)	$(5,343)	$(9,040)
Capital gains distributions received	10,895	—	111,608	—	59,461
Net realized gain (loss) on shares redeemed	25,563	55,712	98,215	30,062	11,741
Net change in unrealized gain (loss) on investments	65,670	127,809	131,949	89,582	36,937
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	100,695	173,189	317,086	114,301	99,099

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	11,545	15,677	11,980	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(20,719)	(153,578)	(159,337)	(13,685)	(73,872)
Net transfers between other subaccounts
or fixed rate option	(171,291)	395,341	15,674	301,832	68,377
Miscellaneous transactions	(589)	(62)	(396)	—	—
Other charges	(7,122)	(9,185)	(14,277)	(4,584)	(5,344)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(199,721)	244,061	(142,659)	295,543	(10,839)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(99,026)	417,250	174,427	409,844	88,260

NET ASSETS
Beginning of period	878,024	834,278	1,697,616	399,398	557,065
End of period	$778,998	$1,251,528	$1,872,043	$809,242	$645,325

Beginning units	48,679	70,169	82,182	23,130	31,628
Units issued	9,600	44,691	14,512	24,235	7,799
Units redeemed	(20,144)	(27,910)	(20,645)	(9,224)	(7,837)
Ending units	38,135	86,950	76,049	38,141	31,590

The accompanying notes are an integral part of these financial statements.
A 41

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(4,804)	$(2,083)	$(7,873)	$(3,423)	$4,028
Capital gains distributions received	28,467	14,895	66,426	3,030	6,945
Net realized gain (loss) on shares redeemed	19,329	35,761	22,044	12,934	14,854
Net change in unrealized gain (loss) on investments	(3,391)	(29,504)	7,137	18,733	(30,239)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	39,601	19,069	87,734	31,274	(4,412)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	31,451	12,600	—
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(30,122)	(179,180)	(128,244)	(91,522)	(13,659)
Net transfers between other subaccounts
or fixed rate option	(22,559)	(32,153)	(1,237)	164,495	(105,165)
Miscellaneous transactions	(3)	(252)	—	—	52
Other charges	(3,818)	(2,271)	(5,743)	(2,653)	(812)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(56,502)	(213,856)	(103,773)	82,920	(119,584)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,901)	(194,787)	(16,039)	114,194	(123,996)

NET ASSETS
Beginning of period	487,177	446,045	825,233	240,194	248,321
End of period	$470,276	$251,258	$809,194	$354,388	$124,325

Beginning units	27,501	32,649	39,140	13,026	15,850
Units issued	12,066	13,914	11,554	12,144	2,923
Units redeemed	(14,966)	(29,352)	(15,760)	(8,166)	(9,327)
Ending units	24,601	17,211	34,934	17,004	9,446

The accompanying notes are an integral part of these financial statements.
A 42

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	4/28/2017**	12/31/2017

OPERATIONS
Net investment income (loss)	$5,851	$(15,192)	$(3,298)	$(486,104)	$(3,038,701)
Capital gains distributions received	21,138	43,678	—	—	—
Net realized gain (loss) on shares redeemed	46,050	79,033	41,917	23,505,324	9,625,807
Net change in unrealized gain (loss) on investments	(14,236)	116,982	61,713	(19,824,682)	50,606,197
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	58,803	224,501	100,332	3,194,538	57,193,303

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,000	—	—	1,213,985	8,274,558
Annuity payments	—	—	—	(5,168)	(345,690)
Surrenders, withdrawals and death benefits	(45,591)	(124,159)	(17,776)	(1,693,720)	(11,575,011)
Net transfers between other subaccounts
or fixed rate option	(246,495)	(85,186)	(137,310)	(90,912,840)	14,315,422
Miscellaneous transactions	(508)	(1)	(1)	497	(3,057)
Other charges	(4,705)	(7,994)	(6,831)	(272,968)	(1,810,313)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(291,299)	(217,340)	(161,918)	(91,670,214)	8,855,909

TOTAL INCREASE (DECREASE) IN NET ASSETS	(232,496)	7,161	(61,586)	(88,475,676)	66,049,212

NET ASSETS
Beginning of period	807,013	1,017,622	942,477	88,475,676	164,028,781
End of period	$574,517	$1,024,783	$880,891	$—	$230,077,993

Beginning units	51,008	60,211	65,291	5,536,066	9,078,252
Units issued	6,623	8,033	3,713	496,638	2,070,861
Units redeemed	(22,880)	(18,805)	(13,298)	(6,032,704)	(1,582,780)
Ending units	34,751	49,439	55,706	—	9,566,333

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 43

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(317,248)	$(1,117,957)	$(1,485,950)	$3,819	$(12,089)
Capital gains distributions received	—	—	—	—	26,140
Net realized gain (loss) on shares redeemed	403,753	2,047,979	1,514,115	1,111	9,951
Net change in unrealized gain (loss) on investments	(202,397)	(1,589,239)	(354,439)	48,321	213,821
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(115,892)	(659,217)	(326,274)	53,251	237,823

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	3,000	—
Annuity payments	—	(14,513)	(33,678)	—	—
Surrenders, withdrawals and death benefits	(2,344,884)	(4,187,133)	(8,057,083)	(14,035)	(22,974)
Net transfers between other subaccounts
or fixed rate option	(7,349,245)	(63,669,240)	(19,462,714)	734	(34,494)
Miscellaneous transactions	49	1,086	620	—	25
Other charges	(6,140)	(37,628)	(41,298)	(703)	(2,611)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(9,700,220)	(67,907,428)	(27,594,153)	(11,004)	(60,054)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,816,112)	(68,566,645)	(27,920,427)	42,247	177,769

NET ASSETS
Beginning of period	18,823,994	70,432,053	76,946,121	237,488	750,391
End of period	$9,007,882	$1,865,408	$49,025,694	$279,735	$928,160

Beginning units	1,552,462	6,458,633	6,205,994	15,163	246,748
Units issued	28,948	17,646	235,224	455	649
Units redeemed	(826,715)	(6,305,169)	(2,428,155)	(1,097)	(17,578)
Ending units	754,695	171,110	4,013,063	14,521	229,819

The accompanying notes are an integral part of these financial statements.
A 44

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(6,961)	$(1,060,063)	$(14,316,078)	$(29,906,023)	$(11,524)
Capital gains distributions received	12,059	—	—	—	121,631
Net realized gain (loss) on shares redeemed	14,271	827,043	19,713,127	33,719,973	31,845
Net change in unrealized gain (loss) on investments	66,439	87,832	144,158,672	190,871,692	111,527
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	85,808	(145,188)	149,555,721	194,685,642	253,479

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	136,830,186	81,135,592	—
Annuity payments	—	—	(27,072)	(2,364,147)	—
Surrenders, withdrawals and death benefits	(49,272)	(4,649,056)	(72,041,861)	(96,595,882)	(78,310)
Net transfers between other subaccounts
or fixed rate option	(22,302)	(21,254,990)	23,381,130	2,245,325	(21,778)
Miscellaneous transactions	(22)	(552)	66,262	10,417	—
Other charges	(466)	(35,600)	(1,525,220)	(19,289,580)	(2,119)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(72,062)	(25,940,198)	86,683,425	(34,858,275)	(102,207)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,746	(26,085,386)	236,239,146	159,827,367	151,272

NET ASSETS
Beginning of period	389,391	62,227,719	867,292,614	1,812,804,594	1,419,339
End of period	$403,137	$36,142,333	$1,103,531,760	$1,972,631,961	$1,570,611

Beginning units	21,863	5,334,309	67,998,532	159,342,936	78,706
Units issued	17	245,725	11,052,777	8,631,650	124
Units redeemed	(3,600)	(2,455,428)	(4,804,043)	(11,525,287)	(5,428)
Ending units	18,280	3,124,606	74,247,266	156,449,299	73,402

The accompanying notes are an integral part of these financial statements.
A 45

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(3,634,909)	$(195,165)	$(8,828,667)	$(56,082)	$(2,103,527)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	1,701,692	(23,310)	8,496,379	86,116	3,372,517
Net change in unrealized gain (loss) on investments	13,123,383	234,314	79,911,376	400,652	19,305,307
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,190,166	15,839	79,579,088	430,686	20,574,297

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	12,715,147	—	37,385,895	1,428,481	10,143,173
Annuity payments	(86,078)	—	(91,395)	—	(13,172)
Surrenders, withdrawals and death benefits	(17,135,037)	(1,602,361)	(28,350,582)	(376,624)	(8,083,074)
Net transfers between other subaccounts
or fixed rate option	40,559,167	(4,161,916)	20,478,342	948,498	30,571,496
Miscellaneous transactions	(186)	—	(4,078)	(24)	(487)
Other charges	(2,865,706)	(5,272)	(6,977,840)	(19,514)	(1,199,469)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	33,187,307	(5,769,549)	22,440,342	1,980,817	31,418,467

TOTAL INCREASE (DECREASE) IN NET ASSETS	44,377,473	(5,753,710)	102,019,430	2,411,503	51,992,764

NET ASSETS
Beginning of period	250,514,242	12,900,729	526,895,616	4,761,643	114,425,227
End of period	$294,891,715	$7,147,019	$628,915,046	$7,173,146	$166,417,991

Beginning units	23,109,898	1,278,693	43,064,173	477,807	7,262,169
Units issued	5,945,802	77,911	5,273,008	297,682	3,267,174
Units redeemed	(2,941,489)	(647,295)	(3,428,036)	(114,862)	(1,399,744)
Ending units	26,114,211	709,309	44,909,145	660,627	9,129,599

The accompanying notes are an integral part of these financial statements.
A 46

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	4/28/2017**	12/31/2017

OPERATIONS
Net investment income (loss)	$(136,143)	$(164,139)	$(2,009,457)	$(15,448)	$(148,497,444)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	62,561	314,013	4,074,766	393,653	2,365,382
Net change in unrealized gain (loss) on investments	(59,435)	4,026,088	17,949,390	207,125	647,191,220
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(133,017)	4,175,962	20,014,699	585,330	501,059,158

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	5,515,643	6,655,837	354,253	1,700,066,752
Annuity payments	—	—	(87,335)	—	(295,518)
Surrenders, withdrawals and death benefits	(3,558,735)	(1,119,991)	(8,197,774)	(227,038)	(408,496,632)
Net transfers between other subaccounts
or fixed rate option	17,192,057	12,912,362	13,597,030	(5,117,256)	15,375,182
Miscellaneous transactions	16	400	1,647	99	81,261
Other charges	(1,846)	(59,852)	(1,129,100)	(5,861)	(1,053,236)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	13,631,492	17,248,562	10,840,305	(4,995,803)	1,305,677,809

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,498,475	21,424,524	30,855,004	(4,410,473)	1,806,736,967

NET ASSETS
Beginning of period	2,283,950	5,865,446	111,579,556	4,410,473	6,908,726,072
End of period	$15,782,425	$27,289,970	$142,434,560	$—	$8,715,463,039

Beginning units	231,276	636,365	8,006,604	523,530	655,377,516
Units issued	1,767,421	1,835,897	2,579,500	96,117	123,913,254
Units redeemed	(384,739)	(266,171)	(1,817,306)	(619,647)	(4,174,865)
Ending units	1,613,958	2,206,091	8,768,798	—	775,115,905

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 47

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	4/28/2017**	4/28/2017**	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,685,205)	$(1,868,174)	$(138,737)	$(96,778)	$(164,250)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	35,682,564	24,840,641	216,732	255,008	284,564
Net change in unrealized gain (loss) on investments	(21,823,812)	(15,214,461)	2,614,664	1,905,150	(85,016)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	12,173,547	7,758,006	2,692,659	2,063,380	35,298

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	15,047,330	9,374,837	4,515,307	2,143,963	—
Annuity payments	(69,481)	(120,163)	—	—	—
Surrenders, withdrawals and death benefits	(4,247,249)	(13,963,427)	(430,681)	(413,322)	(2,060,077)
Net transfers between other subaccounts
or fixed rate option	(350,561,929)	(383,803,859)	1,000,943	659,789	(4,384,282)
Miscellaneous transactions	(72)	1,715	(10,124)	(20,097)	(2,114)
Other charges	(1,407,215)	(1,457,606)	(45,309)	(41,552)	(2,826)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(341,238,616)	(389,968,503)	5,030,136	2,328,781	(6,449,299)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(329,065,069)	(382,210,497)	7,722,795	4,392,161	(6,414,001)

NET ASSETS
Beginning of period	329,065,069	382,210,497	9,886,681	8,567,441	11,494,782
End of period	$—	$—	$17,609,476	$12,959,602	$5,080,781

Beginning units	29,655,807	37,614,800	711,832	603,848	1,025,175
Units issued	2,222,322	1,833,454	436,963	261,405	237,486
Units redeemed	(31,878,129)	(39,448,254)	(82,524)	(106,810)	(805,730)
Ending units	—	—	1,066,271	758,443	456,931

** Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A 48

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(14,459,146)	$(157,964)	$(268,975)	$(379,869)	$(215,082)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,114,442	190,703	335,549	399,229	192,220
Net change in unrealized gain (loss) on investments	179,391,992	3,574,051	6,873,069	9,303,221	1,679,691
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	167,047,288	3,606,790	6,939,643	9,322,581	1,656,829

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	288,333,981	3,718,648	9,501,690	12,470,665	7,518,431
Annuity payments	(27,497)	—	—	—	—
Surrenders, withdrawals and death benefits	(19,466,413)	(789,823)	(1,438,142)	(1,914,815)	(1,662,711)
Net transfers between other subaccounts
or fixed rate option	96,864,453	927,055	1,835,432	(7,002)	384,338
Miscellaneous transactions	3,367	(707)	753	(9)	610
Other charges	(13,103,167)	(147,544)	(250,192)	(356,225)	(207,025)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	352,604,724	3,707,629	9,649,541	10,192,614	6,033,643

TOTAL INCREASE (DECREASE) IN NET ASSETS	519,652,012	7,314,419	16,589,184	19,515,195	7,690,472

NET ASSETS
Beginning of period	774,985,523	21,112,773	35,120,107	52,330,363	29,714,175
End of period	$1,294,637,535	$28,427,192	$51,709,291	$71,845,558	$37,404,647

Beginning units	70,774,574	1,991,749	3,210,941	4,706,386	2,927,748
Units issued	29,871,443	473,781	1,037,037	1,159,013	925,540
Units redeemed	(1,082,368)	(153,561)	(238,196)	(307,186)	(358,811)
Ending units	99,563,649	2,311,969	4,009,782	5,558,213	3,494,477

The accompanying notes are an integral part of these financial statements.
A 49

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(92,875)	$(136,195)	$(168,797)	$(15,275)	$(24,512)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	40,905	204,484	120,725	78,643	28,040
Net change in unrealized gain (loss) on investments	1,044,132	4,719,954	851,972	(146,068)	645,387
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	992,162	4,788,243	803,900	(82,700)	648,915

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,392,264	6,318,210	6,491,049	595,879	1,608,324
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(863,555)	(805,175)	(1,770,577)	(90,139)	(154,609)
Net transfers between other subaccounts
or fixed rate option	852,383	1,106,707	700,147	(1,119,337)	(22,484)
Miscellaneous transactions	103	(3,561)	1,315	(131)	—
Other charges	(89,807)	(125,858)	(163,355)	(14,422)	(22,206)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	3,291,388	6,490,323	5,258,579	(628,150)	1,409,025

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,283,550	11,278,566	6,062,479	(710,850)	2,057,940

NET ASSETS
Beginning of period	13,426,454	17,828,074	23,448,932	3,077,138	3,029,100
End of period	$17,710,004	$29,106,640	$29,511,411	$2,366,288	$5,087,040

Beginning units	1,414,258	1,691,227	2,323,837	293,242	303,282
Units issued	446,078	672,734	873,428	81,289	174,716
Units redeemed	(117,583)	(127,936)	(365,571)	(141,013)	(46,905)
Ending units	1,742,753	2,236,025	2,831,694	233,518	431,093

The accompanying notes are an integral part of these financial statements.
A 50

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(27,491)	$(3,277,165)	$(2,067,649)	$(13,263)	$(6,002)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,569	463,554	(1,036,255)	14,807	1,587
Net change in unrealized gain (loss) on investments	(24,499)	30,942,451	4,496,268	30,315	18,577
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(44,421)	28,128,840	1,392,364	31,859	14,162

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,196,415	83,559,430	—	2,152,069	366,971
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(266,332)	(2,985,098)	(12,721,274)	(119,248)	(18,413)
Net transfers between other subaccounts
or fixed rate option	(263,359)	24,194,251	(30,169,454)	(538,437)	73,656
Miscellaneous transactions	59	1,039	950	(102)	141
Other charges	(26,220)	(3,001,402)	(38,237)	(11,690)	(5,654)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	640,563	101,768,220	(42,928,015)	1,482,592	416,701

TOTAL INCREASE (DECREASE) IN NET ASSETS	596,142	129,897,060	(41,535,651)	1,514,451	430,863

NET ASSETS
Beginning of period	4,120,360	167,802,105	122,481,970	1,458,188	795,986
End of period	$4,716,502	$297,699,165	$80,946,319	$2,972,639	$1,226,849

Beginning units	432,120	16,089,536	12,369,597	139,053	76,718
Units issued	178,691	9,528,461	5,291,798	246,441	51,175
Units redeemed	(112,571)	(377,153)	(9,502,930)	(107,387)	(11,390)
Ending units	498,240	25,240,844	8,158,465	278,107	116,503
The accompanying notes are an integral part of these financial statements.
A 51

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(6,943)	$(8,330)	$(14,148)	$(10,827)	$(21,115)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	188	3,773	10,198	(775)	42,851
Net change in unrealized gain (loss) on investments	725	29,521	270,524	22,824	668,563
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,030)	24,964	266,574	11,222	690,299

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	341,632	258,179	911,545	436,410	3,690,139
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(35,959)	(64,129)	(63,649)	(61,578)	(97,514)
Net transfers between other subaccounts
or fixed rate option	122,097	(88,110)	423,266	126,941	731,276
Miscellaneous transactions	83	959	43	(18)	(513)
Other charges	(6,547)	(7,594)	(12,424)	(10,036)	(18,591)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	421,306	99,305	1,258,781	491,719	4,304,797

TOTAL INCREASE (DECREASE) IN NET ASSETS	415,276	124,269	1,525,355	502,941	4,995,096

NET ASSETS
Beginning of period	890,428	1,420,711	1,482,879	1,325,975	1,797,062
End of period	$1,305,704	$1,544,980	$3,008,234	$1,828,916	$6,792,158

Beginning units	97,386	137,880	150,555	145,299	191,377
Units issued	56,849	47,345	136,147	75,949	434,577
Units redeemed	(10,494)	(37,813)	(15,331)	(21,997)	(42,727)
Ending units	143,741	147,412	271,371	199,251	583,227

The accompanying notes are an integral part of these financial statements.
A 52

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(31,273)	$(15,207)	$(69,155)	$239,640	$264,691
Capital gains distributions received	—	—	—	398,334	75,947
Net realized gain (loss) on shares redeemed	11,733	27,094	143,451	172,253	139,864
Net change in unrealized gain (loss) on investments	102,568	303,867	1,292,402	2,415,679	289,511
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	83,028	315,754	1,366,698	3,225,906	770,013

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,667,796	2,156,150	4,250,426	11,698,791	3,350,169
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(206,536)	(414,640)	(412,509)	(657,297)	(1,157,678)
Net transfers between other subaccounts
or fixed rate option	662,788	389,644	556,819	17,663	721,132
Miscellaneous transactions	(328)	(37)	(160)	1,061	744
Other charges	(29,514)	(13,785)	(64,030)	(150,789)	(41,694)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,094,206	2,117,332	4,330,546	10,909,429	2,872,673

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,177,234	2,433,086	5,697,244	14,135,335	3,642,686

NET ASSETS
Beginning of period	3,850,955	1,199,547	7,334,856	20,630,840	5,614,389
End of period	$6,028,189	$3,632,633	$13,032,100	$34,766,175	$9,257,075

Beginning units	396,193	119,550	697,714	2,005,555	530,572
Units issued	256,179	239,779	537,694	1,276,909	415,279
Units redeemed	(43,834)	(40,267)	(138,505)	(291,924)	(155,365)
Ending units	608,538	319,062	1,096,903	2,990,540	790,486

The accompanying notes are an integral part of these financial statements.
A 53

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2017	1/1/2017	1/3/2017*
	to	to	to
	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,293,782)	$(47,194)	$(13,436)
Capital gains distributions received	—	—	—
Net realized gain (loss) on shares redeemed	(2,371,158)	227,247	92
Net change in unrealized gain (loss) on investments	6,472,532	1,994,121	(5,224)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,807,592	2,174,174	(18,568)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	25,739	—
Annuity payments	—	(70,172)	—
Surrenders, withdrawals and death benefits	(15,863,811)	(944,272)	(17,752)
Net transfers between other subaccounts
or fixed rate option	(32,938,719)	524,755	2,255,509
Miscellaneous transactions	3,647	323	—
Other charges	(50,536)	(25,956)	(238)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(48,849,419)	(489,583)	2,237,519

TOTAL INCREASE (DECREASE) IN NET ASSETS	(47,041,827)	1,684,591	2,218,951

NET ASSETS
Beginning of period	134,672,352	5,695,940	—
End of period	$87,630,525	$7,380,531	$2,218,951

Beginning units	13,680,240	585,415	—
Units issued	6,263,872	73,510	251,409
Units redeemed	(11,076,611)	(112,348)	(29,133)
Ending units	8,867,501	546,577	222,276

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 54

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Government Money Market Portfolio	Prudential Diversified Bond Portfolio	Prudential Equity Portfolio (Class I)	Prudential Flexible Managed Portfolio	Prudential Conservative Balanced Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,415,982)	$(2,204,243)	$(2,349,213)	$(159,895)	$(208,183)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	—	1,962,348	6,599,432	590,054	813,920
Net change in unrealized gain (loss) on investments	—	6,906,494	(1,236,079)	355,892	234,651
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,415,982)	6,664,599	3,014,140	786,051	840,388

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,153,713	955,460	414,880	19,928	44,537
Annuity payments	(2,203,915)	(1,318,525)	(881,938)	(67,962)	(229,470)
Surrenders, withdrawals and death benefits	(13,984,325)	(18,117,025)	(16,094,372)	(1,143,647)	(1,617,550)
Net transfers between other subaccounts
or fixed rate option	5,783,429	517,542	(2,505,288)	(512,238)	(388,008)
Miscellaneous transactions	24,107	(1,739)	285	79	400
Other charges	(131,534)	(45,086)	(155,682)	—	—
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(9,358,525)	(18,009,373)	(19,222,115)	(1,703,840)	(2,190,091)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,774,507)	(11,344,774)	(16,207,975)	(917,789)	(1,349,703)

NET ASSETS
Beginning of period	107,185,401	159,894,031	178,478,525	12,196,240	15,669,048
End of period	$96,410,894	$148,549,257	$162,270,550	$11,278,451	$14,319,345

Beginning units	92,559,281	64,210,836	62,095,182	4,416,687	6,143,761
Units issued	14,510,027	766,733	288,016	30,511	34,589
Units redeemed	(22,247,217)	(7,676,573)	(7,123,316)	(630,876)	(871,449)
Ending units	84,822,091	57,300,996	55,259,882	3,816,322	5,306,901

The accompanying notes are an integral part of these financial statements.
A 55

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Value Portfolio (Class I)	Prudential High Yield Bond Portfolio	Prudential Natural Resources Portfolio (Class I)	Prudential Stock Index Portfolio	Prudential Global Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,375,020)	$7,405,697	$(49,055)	$988,392	$(781,840)
Capital gains distributions received	—	—	—	13,200,123	—
Net realized gain (loss) on shares redeemed	7,087,142	(1,958,636)	(233,985)	10,996,202	1,800,923
Net change in unrealized gain (loss) on investments	16,797,157	14,811,655	1,048,354	917,248	415,856
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,509,279	20,258,716	765,314	26,101,965	1,434,939

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,200,741	604,172	20,000	909,610	162,345
Annuity payments	(1,640,060)	(1,060,435)	(16,726)	(1,337,768)	(256,392)
Surrenders, withdrawals and death benefits	(22,689,755)	(17,765,247)	(414,161)	(26,262,963)	(4,301,241)
Net transfers between other subaccounts
or fixed rate option	(3,594,263)	(3,118,449)	(85,370)	(3,079,316)	(1,176,558)
Miscellaneous transactions	(374)	(6,370)	(1,626)	(2,226)	(387)
Other charges	(346,259)	(221,739)	—	(345,015)	(69,085)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,069,970)	(21,568,068)	(497,883)	(30,117,678)	(5,641,318)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,560,691)	(1,309,352)	267,431	(4,015,713)	(4,206,379)

NET ASSETS
Beginning of period	238,363,779	150,112,838	3,397,080	277,103,597	56,279,684
End of period	$231,803,088	$148,803,486	$3,664,511	$273,087,884	$52,073,305

Beginning units	88,795,261	36,941,514	780,775	101,975,273	25,079,500
Units issued	1,030,494	363,366	10,339	2,140,150	302,709
Units redeemed	(10,863,947)	(5,471,190)	(109,872)	(12,919,087)	(2,782,192)
Ending units	78,961,808	31,833,690	681,242	91,196,336	22,600,017

The accompanying notes are an integral part of these financial statements.
A 56

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Prudential Jennison Portfolio (Class I)	Prudential Small Capitalization Stock Portfolio	T. Rowe Price International Stock Portfolio	T. Rowe Price Equity Income Portfolio (Equity Income Class)	Invesco V.I. Core Equity Fund (Series I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,729,468)	$(749,011)	$(62,267)	$578,507	$(472,755)
Capital gains distributions received	—	—	633,751	6,119,764	4,918,295
Net realized gain (loss) on shares redeemed	18,006,727	3,488,108	194,971	2,053,725	2,743,348
Net change in unrealized gain (loss) on investments	(21,795,481)	9,477,839	(635,256)	1,413,941	(1,017,767)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(7,518,222)	12,216,936	131,199	10,165,937	6,171,121

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	858,901	83,522	21,091	160,150	239,454
Annuity payments	(2,384,828)	(405,953)	(64,618)	(492,171)	(1,216,995)
Surrenders, withdrawals and death benefits	(24,814,005)	(4,957,581)	(1,283,138)	(5,010,499)	(7,272,870)
Net transfers between other subaccounts
or fixed rate option	(5,916,854)	(1,187,683)	(124,436)	(331,061)	(1,481,502)
Miscellaneous transactions	(5,483)	1,669	(2,874)	1,806	(825)
Other charges	(268,902)	(13,573)	(4,830)	(16,779)	(31,177)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(32,531,171)	(6,479,599)	(1,458,805)	(5,688,554)	(9,763,915)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,049,393)	5,737,337	(1,327,606)	4,477,383	(3,592,794)

NET ASSETS
Beginning of period	287,288,500	53,804,558	18,591,683	61,636,157	75,202,721
End of period	$247,239,107	$59,541,895	$17,264,077	$66,113,540	$71,609,927

Beginning units	90,876,999	12,245,293	11,740,419	20,666,734	30,182,742
Units issued	863,422	274,055	382,014	328,669	64,994
Units redeemed	(11,400,413)	(1,650,899)	(1,235,512)	(2,143,619)	(3,761,551)
Ending units	80,340,008	10,868,449	10,886,921	18,851,784	26,486,185

The accompanying notes are an integral part of these financial statements.
A 57

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Institutional Shares)	Janus Henderson VIT Overseas Portfolio (Institutional Shares)	MFS Research Series (Initial Class)	MFS Growth Series (Initial Class)	American Century VP Value Fund (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(452,830)	$1,963,289	$(105,876)	$(740,446)	$87,834
Capital gains distributions received	3,230,319	1,484,018	1,718,686	3,283,816	—
Net realized gain (loss) on shares redeemed	510,837	(1,718,607)	751,686	2,726,016	980,734
Net change in unrealized gain (loss) on investments	(3,837,072)	(6,554,254)	(1,160,657)	(4,774,216)	3,349,662
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(548,746)	(4,825,554)	1,203,839	495,170	4,418,230

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	354,287	243,449	22,163	202,300	64,148
Annuity payments	(274,176)	(412,718)	(155,562)	(285,146)	(112,131)
Surrenders, withdrawals and death benefits	(6,048,682)	(4,775,401)	(1,660,214)	(5,449,510)	(2,382,973)
Net transfers between other subaccounts
or fixed rate option	(820,737)	(134,198)	(545,399)	(1,295,958)	547,941
Miscellaneous transactions	1,018	2,884	1,056	2,423	(786)
Other charges	(20,524)	(19,333)	(5,384)	(19,159)	(6,383)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,808,814)	(5,095,317)	(2,343,340)	(6,845,050)	(1,890,184)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,357,560)	(9,920,871)	(1,139,501)	(6,349,880)	2,528,046

NET ASSETS
Beginning of period	57,068,864	61,960,226	18,118,528	58,697,974	24,981,071
End of period	$49,711,304	$52,039,355	$16,979,027	$52,348,094	$27,509,117

Beginning units	21,938,973	20,848,615	6,864,562	20,030,637	8,164,414
Units issued	248,752	180,892	103,571	126,686	504,663
Units redeemed	(2,845,617)	(2,046,972)	(968,297)	(2,480,463)	(1,106,724)
Ending units	19,342,108	18,982,535	5,999,836	17,676,860	7,562,353

The accompanying notes are an integral part of these financial statements.
A 58

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Franklin Small-Mid Cap Growth VIP Fund (Class 2)	Prudential Jennison 20/20 Focus Portfolio (Class I)	Davis Value Portfolio	AB VPS Large Cap Growth Portfolio (Class B)	Prudential SP Small Cap Value Portfolio (Class I)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(318,647)	$(582,403)	$(38,177)	$(99,934)	$(1,351,893)
Capital gains distributions received	2,698,926	—	3,467,792	837,523	—
Net realized gain (loss) on shares redeemed	(978,975)	2,972,806	(473,805)	500,861	5,110,328
Net change in unrealized gain (loss) on investments	(840,012)	(2,503,299)	(691,676)	(1,237,826)	14,661,874
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	561,292	(112,896)	2,264,134	624	18,420,309

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	43,495	46,606	14,168	7,511	390,407
Annuity payments	(225,507)	(135,731)	(139,434)	(30,250)	(336,731)
Surrenders, withdrawals and death benefits	(2,098,059)	(3,963,044)	(2,120,193)	(1,129,740)	(7,477,077)
Net transfers between other subaccounts
or fixed rate option	(787,445)	(2,103,525)	(1,199,526)	(212,064)	(2,979,735)
Miscellaneous transactions	(1,251)	(606)	(23)	209	(4,200)
Other charges	(8,522)	(11,302)	(5,964)	(1,563)	(227,581)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,077,289)	(6,167,602)	(3,450,972)	(1,365,897)	(10,634,917)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,515,997)	(6,280,498)	(1,186,838)	(1,365,273)	7,785,392

NET ASSETS
Beginning of period	24,715,375	46,546,311	25,263,935	8,080,719	85,720,913
End of period	$22,199,378	$40,265,813	$24,077,097	$6,715,446	$93,506,305

Beginning units	9,396,358	18,090,308	15,857,430	7,167,041	34,694,793
Units issued	62,136	65,099	38,794	596,329	602,509
Units redeemed	(1,250,424)	(2,537,060)	(2,197,706)	(1,864,881)	(4,633,517)
Ending units	8,208,070	15,618,347	13,698,518	5,898,489	30,663,785

The accompanying notes are an integral part of these financial statements.
A 59

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Janus Henderson VIT Research Portfolio (Service Shares)	SP Prudential U.S. Emerging Growth Portfolio (Class I)	Prudential SP International Growth Portfolio (Class I)	AST Goldman Sachs Large-Cap Value Portfolio	AST Cohen & Steers Realty Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(123,217)	$(1,601,742)	$(464,087)	$(7,074,370)	$(3,657,305)
Capital gains distributions received	609,785	—	—	—	—
Net realized gain (loss) on shares redeemed	240,680	5,277,354	(121,188)	8,088,537	15,007,114
Net change in unrealized gain (loss) on investments	(886,719)	(1,252,250)	(986,398)	44,272,220	(7,087,497)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(159,471)	2,423,362	(1,571,673)	45,286,387	4,262,312

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	50,846	593,226	52,855	9,059,252	9,370,150
Annuity payments	(19,837)	(507,539)	(65,316)	(67,674)	(126,901)
Surrenders, withdrawals and death benefits	(747,373)	(9,113,239)	(2,434,916)	(20,162,785)	(10,211,086)
Net transfers between other subaccounts
or fixed rate option	(507,557)	(1,974,140)	(277,373)	(19,539,435)	9,254,399
Miscellaneous transactions	450	(1,299)	(1,161)	463	(2,313)
Other charges	(29,112)	(276,733)	(77,592)	(5,314,757)	(2,061,665)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,252,583)	(11,279,724)	(2,803,503)	(36,024,936)	6,222,584

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,412,054)	(8,856,362)	(4,375,176)	9,261,451	10,484,896

NET ASSETS
Beginning of period	10,478,967	107,539,140	31,562,928	522,927,282	229,030,232
End of period	$9,066,913	$98,682,778	$27,187,752	$532,188,733	$239,515,128

Beginning units	6,152,608	39,225,333	20,465,473	34,839,044	12,432,810
Units issued	72,438	528,208	411,044	7,958,419	4,912,304
Units redeemed	(776,058)	(4,718,914)	(2,308,898)	(10,503,079)	(4,649,190)
Ending units	5,448,988	35,034,627	18,567,619	32,294,384	12,695,924

The accompanying notes are an integral part of these financial statements.
A 60

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST J.P. Morgan Strategic Opportunities Portfolio	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(24,532,704)	$(1,776,768)	$(2,836,700)	$(2,166,393)	$(1,602,513)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	47,969,647	4,872,819	4,939,651	8,589,606	6,566,361
Net change in unrealized gain (loss) on investments	3,459,274	393,742	20,914,273	410,687	5,913,482
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	26,896,217	3,489,793	23,017,224	6,833,900	10,877,330

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	45,319,688	1,455,550	10,401,819	2,441,161	3,361,334
Annuity payments	(257,418)	(24,864)	(123,148)	(85,701)	(56,207)
Surrenders, withdrawals and death benefits	(65,634,214)	(4,976,977)	(10,343,847)	(5,379,835)	(4,510,706)
Net transfers between other subaccounts
or fixed rate option	(40,554,382)	(2,233,821)	11,566,329	(9,419,529)	544,060
Miscellaneous transactions	(1,179)	(648)	12,894	(5,845)	(5,318)
Other charges	(15,583,517)	(999,852)	(1,464,981)	(1,313,811)	(916,985)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(76,711,022)	(6,780,612)	10,049,066	(13,763,560)	(1,583,822)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(49,814,805)	(3,290,819)	33,066,290	(6,929,660)	9,293,508

NET ASSETS
Beginning of period	1,537,582,158	116,779,157	169,187,218	148,073,161	97,023,449
End of period	$1,487,767,353	$113,488,338	$202,253,508	$141,143,501	$106,316,957

Beginning units	122,495,568	8,473,063	13,669,364	8,834,010	5,767,209
Units issued	20,262,404	2,777,058	6,041,646	3,370,514	2,405,015
Units redeemed	(26,269,169)	(3,375,502)	(5,290,336)	(4,230,929)	(2,503,386)
Ending units	116,488,803	7,874,619	14,420,674	7,973,595	5,668,838

The accompanying notes are an integral part of these financial statements.
A 61

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Small-Cap Value Portfolio	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,626,093)	$(7,801,033)	$(4,499,361)	$(9,063,930)	$(5,721,913)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,953,867	3,241,257	21,696,180	9,268,044	26,464,505
Net change in unrealized gain (loss) on investments	20,931,057	(2,992,111)	44,328,897	7,335,969	(10,289,891)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	25,258,831	(7,551,887)	61,525,716	7,540,083	10,452,701

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,671,452	9,696,116	8,710,453	16,512,057	7,515,530
Annuity payments	(49,662)	(88,206)	(265,828)	(161,873)	(121,825)
Surrenders, withdrawals and death benefits	(4,863,115)	(20,940,797)	(14,900,970)	(37,148,198)	(16,644,286)
Net transfers between other subaccounts
or fixed rate option	26,447,492	(13,665,973)	(1,105,478)	16,578,685	23,299,319
Miscellaneous transactions	(2,523)	(1,606)	(4,857)	546	(6,864)
Other charges	(873,263)	(4,764,837)	(4,146,550)	(7,325,570)	(3,411,216)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	25,330,381	(29,765,303)	(11,713,230)	(11,544,353)	10,630,658

TOTAL INCREASE (DECREASE) IN NET ASSETS	50,589,212	(37,317,190)	49,812,486	(4,004,270)	21,083,359

NET ASSETS
Beginning of period	89,370,733	534,194,321	361,250,654	652,219,088	369,142,998
End of period	$139,959,945	$496,877,131	$411,063,140	$648,214,818	$390,226,357

Beginning units	5,601,002	31,933,959	24,491,421	55,224,204	20,053,522
Units issued	3,543,601	9,709,192	6,708,410	13,739,242	6,700,564
Units redeemed	(2,223,749)	(11,858,950)	(7,703,444)	(14,740,673)	(6,385,478)
Ending units	6,920,854	29,784,201	23,496,387	54,222,773	20,368,608

The accompanying notes are an integral part of these financial statements.
A 62

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST BlackRock Low Duration Bond Portfolio	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,751,618)	$(4,522,725)	$(2,563,309)	$(2,936,183)	$(4,029,215)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,468,168	16,425,788	20,709	9,036,439	(12,751,068)
Net change in unrealized gain (loss) on investments	(6,082,854)	28,523,997	2,572,535	16,440,813	61,715,035
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(366,304)	40,427,060	29,935	22,541,069	44,934,752

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,089,590	9,730,875	9,444,681	10,706,012	7,244,621
Annuity payments	(160,714)	(70,972)	(124,553)	—	(118,447)
Surrenders, withdrawals and death benefits	(5,372,071)	(11,439,977)	(11,943,488)	(8,638,169)	(10,718,794)
Net transfers between other subaccounts
or fixed rate option	8,652,477	35,267,545	12,753,472	23,657,784	8,684,095
Miscellaneous transactions	1,396	(4,779)	313	(1,168)	7,114
Other charges	(1,145,185)	(2,572,687)	(1,155,842)	(1,713,953)	(2,266,319)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,065,493	30,910,005	8,974,583	24,010,506	2,832,270

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,699,189	71,337,065	9,004,518	46,551,575	47,767,022

NET ASSETS
Beginning of period	120,117,495	262,670,273	152,557,618	176,410,664	217,496,445
End of period	$127,816,684	$334,007,338	$161,562,136	$222,962,239	$265,263,467

Beginning units	6,756,356	14,931,101	15,084,024	9,355,454	26,605,544
Units issued	2,615,434	6,827,230	6,178,220	4,219,246	12,903,630
Units redeemed	(2,210,917)	(5,362,258)	(5,299,047)	(3,024,148)	(13,054,011)
Ending units	7,160,873	16,396,073	15,963,197	10,550,552	26,455,163
The accompanying notes are an integral part of these financial statements.
A 63

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST T. Rowe Price Asset Allocation Portfolio	AST MFS Global Equity Portfolio	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST Wellington Management Hedged Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(161,380,659)	$(5,231,437)	$(2,867,283)	$(2,180,133)	$(23,628,622)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	214,493,935	13,957,971	(1,051,609)	(4,051,847)	38,654,255
Net change in unrealized gain (loss) on investments	470,979,823	5,711,870	2,149,207	10,717,184	39,177,367
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	524,093,099	14,438,404	(1,769,685)	4,485,204	54,203,000

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	356,630,709	8,446,564	1,529,239	5,469,808	54,569,541
Annuity payments	(1,486,103)	(100,736)	(13,246)	(76,009)	(245,959)
Surrenders, withdrawals and death benefits	(357,591,755)	(14,568,567)	(6,805,673)	(7,682,342)	(53,239,804)
Net transfers between other subaccounts
or fixed rate option	(62,862,319)	9,030,383	(1,048,221)	253,031	(47,858,238)
Miscellaneous transactions	(30,464)	(2,443)	1,657	1,072	12,825
Other charges	(114,419,349)	(3,311,103)	(1,645,714)	(1,789,123)	(16,633,304)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(179,759,281)	(505,902)	(7,981,958)	(3,823,563)	(63,394,939)

TOTAL INCREASE (DECREASE) IN NET ASSETS	344,333,818	13,932,502	(9,751,643)	661,641	(9,191,939)

NET ASSETS
Beginning of period	10,255,015,741	346,411,660	187,875,266	171,608,096	1,520,153,781
End of period	$10,599,349,559	$360,344,162	$178,123,623	$172,269,737	$1,510,961,842

Beginning units	749,737,735	22,632,057	16,930,966	17,773,310	130,610,370
Units issued	138,247,700	7,790,031	6,571,484	5,090,390	34,704,413
Units redeemed	(152,180,367)	(8,084,026)	(7,488,615)	(5,551,922)	(41,485,525)
Ending units	735,805,068	22,338,062	16,013,835	17,311,778	123,829,258

The accompanying notes are an integral part of these financial statements.
A 64

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Capital Growth Asset Allocation Portfolio	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST FI Pyramis Quantitative Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(120,782,146)	$(53,070,845)	$(109,070,871)	$(70,498,498)	$(51,708,186)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	260,488,265	123,532,041	185,688,007	97,937,354	87,098,164
Net change in unrealized gain (loss) on investments	182,353,855	40,424,941	216,290,657	125,070,277	31,060,377
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	322,059,974	110,886,137	292,907,793	152,509,133	66,450,355

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	341,187,773	45,078,406	298,733,880	120,240,291	193,115,290
Annuity payments	(916,357)	(343,080)	(3,635,779)	(3,744,891)	(519,865)
Surrenders, withdrawals and death benefits	(254,996,933)	(140,303,799)	(306,767,271)	(241,139,302)	(119,316,453)
Net transfers between other subaccounts
or fixed rate option	2,781,081	(138,577,851)	(35,753,899)	(31,516,474)	(31,633,621)
Miscellaneous transactions	35,880	12,803	(13,469)	(10,656)	(2,030)
Other charges	(73,567,474)	(29,232,082)	(68,012,512)	(40,118,837)	(35,907,412)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	14,523,970	(263,365,603)	(115,449,050)	(196,289,869)	5,735,909

TOTAL INCREASE (DECREASE) IN NET ASSETS	336,583,944	(152,479,466)	177,458,743	(43,780,736)	72,186,264

NET ASSETS
Beginning of period	7,420,464,190	3,252,181,897	6,905,422,764	4,282,307,366	3,264,546,020
End of period	$7,757,048,134	$3,099,702,431	$7,082,881,507	$4,238,526,630	$3,336,732,284

Beginning units	530,160,182	276,819,511	511,145,039	339,719,935	257,719,536
Units issued	120,003,789	77,319,249	67,426,545	33,491,596	56,085,146
Units redeemed	(120,053,889)	(101,460,352)	(74,535,824)	(47,974,372)	(55,312,038)
Ending units	530,110,082	252,678,408	504,035,760	325,237,159	258,492,644

The accompanying notes are an integral part of these financial statements.
A 65

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Prudential Growth Allocation Portfolio	AST Advanced Strategies Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Small-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(112,299,803)	$(95,391,634)	$(9,294,668)	$(3,936,682)	$(3,011,333)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	147,919,157	206,065,946	47,901,598	—	7,813,789
Net change in unrealized gain (loss) on investments	475,512,921	167,326,877	(37,984,471)	—	11,333,186
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	511,132,275	278,001,189	622,459	(3,936,682)	16,135,642

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	297,317,801	162,892,026	16,658,821	56,298,332	5,151,211
Annuity payments	(574,987)	(525,382)	(231,948)	(2,261,141)	(160,786)
Surrenders, withdrawals and death benefits	(249,844,559)	(207,804,725)	(25,993,472)	(671,220,421)	(7,814,501)
Net transfers between other subaccounts
or fixed rate option	8,528,357	(91,600,760)	(7,979,702)	615,139,228	(1,867,777)
Miscellaneous transactions	37,987	13,935	(6,136)	6,133	1,321
Other charges	(79,681,498)	(66,103,332)	(5,105,391)	(1,637,290)	(1,615,677)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,216,899)	(203,128,238)	(22,657,828)	(3,675,159)	(6,306,209)

TOTAL INCREASE (DECREASE) IN NET ASSETS	486,915,376	74,872,951	(22,035,369)	(7,611,841)	9,829,433

NET ASSETS
Beginning of period	7,139,929,647	6,092,155,725	623,578,887	237,142,425	195,870,766
End of period	$7,626,845,023	$6,167,028,676	$601,543,518	$229,530,584	$205,700,199

Beginning units	527,422,660	442,205,718	31,122,107	25,658,383	11,006,675
Units issued	156,697,150	78,904,874	10,500,501	40,755,006	4,167,827
Units redeemed	(161,609,268)	(94,788,484)	(11,735,181)	(41,251,951)	(4,634,784)
Ending units	522,510,542	426,322,108	29,887,427	25,161,438	10,539,718

The accompanying notes are an integral part of these financial statements.
A 66

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST BlackRock/Loomis Sayles Bond Portfolio	AST International Value Portfolio	AST International Growth Portfolio	AST Investment Grade Bond Portfolio	AST Western Asset Core Plus Bond Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(26,667,436)	$(1,795,571)	$(2,303,439)	$(70,399,075)	$(9,704,021)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	23,361,911	(553,983)	2,593,322	305,371,340	12,209,719
Net change in unrealized gain (loss) on investments	43,590,080	37,596	(12,275,398)	(41,004,845)	15,162,299
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	40,284,555	(2,311,958)	(11,985,515)	193,967,420	17,667,997

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,210,550	5,351,634	6,022,282	(8,729)	12,234,977
Annuity payments	(1,593,241)	(169,928)	(44,136)	(395,524)	(189,667)
Surrenders, withdrawals and death benefits	(86,353,782)	(5,788,179)	(7,117,861)	(158,225,243)	(28,573,099)
Net transfers between other subaccounts
or fixed rate option	(12,194,832)	2,004,966	1,343,346	312,955,391	69,870,860
Miscellaneous transactions	(90)	(1,691)	567	35,954	(667)
Other charges	(15,439,972)	(896,397)	(2,418,840)	(54,535,084)	(5,631,054)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(102,371,367)	500,405	(2,214,642)	99,826,765	47,711,350

TOTAL INCREASE (DECREASE) IN NET ASSETS	(62,086,812)	(1,811,553)	(14,200,157)	293,794,185	65,379,347

NET ASSETS
Beginning of period	1,687,494,695	121,599,178	211,151,906	2,669,601,373	549,910,193
End of period	$1,625,407,883	$119,787,625	$196,951,749	$2,963,395,558	$615,289,540

Beginning units	153,110,082	11,459,892	18,344,854	209,767,187	46,716,613
Units issued	33,602,363	3,987,160	5,398,282	1,266,999,393	19,679,418
Units redeemed	(42,978,704)	(4,122,712)	(5,765,847)	(1,247,544,152)	(15,856,233)
Ending units	143,733,741	11,324,340	17,977,289	229,222,428	50,539,798

The accompanying notes are an integral part of these financial statements.
A 67

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio	AST Parametric Emerging Markets Equity Portfolio	AST Goldman Sachs Small-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(1,402,603)	$(281,500)	$(1,154,828)	$(2,747,380)	$(4,395,259)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	668,361	72,909	3,161,022	(12,613,586)	19,914,415
Net change in unrealized gain (loss) on investments	440,147	158,876	(3,628,054)	28,261,267	39,717,363
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(294,095)	(49,715)	(1,621,860)	12,900,301	55,236,519

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	1,797,173	1,887,758	6,720,639
Annuity payments	(52,449)	—	(2,903)	(25,935)	(58,361)
Surrenders, withdrawals and death benefits	(5,676,050)	(1,018,189)	(2,964,156)	(6,173,081)	(11,724,004)
Net transfers between other subaccounts
or fixed rate option	(229,210)	(719,114)	1,747,253	5,379,260	(7,102,888)
Miscellaneous transactions	(326)	(7)	(803)	(214)	(2,509)
Other charges	(39,479)	(5,520)	(668,462)	(1,769,227)	(2,684,403)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,997,514)	(1,742,830)	(91,898)	(701,439)	(14,851,526)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,291,609)	(1,792,545)	(1,713,758)	12,198,862	40,384,993

NET ASSETS
Beginning of period	66,648,231	13,886,703	73,697,938	160,260,733	273,930,315
End of period	$60,356,622	$12,094,158	$71,984,180	$172,459,595	$314,315,308

Beginning units	5,765,193	1,151,504	4,979,077	20,043,730	16,007,468
Units issued	499,784	195,519	2,003,528	10,713,731	5,743,267
Units redeemed	(1,016,737)	(332,566)	(2,070,268)	(11,248,131)	(6,669,236)
Ending units	5,248,240	1,014,457	4,912,337	19,509,330	15,081,499

The accompanying notes are an integral part of these financial statements.
A 68

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Schroders Global Tactical Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio	AST Goldman Sachs Multi-Asset Portfolio	ProFund VP Consumer Services
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(81,715,438)	$(59,661,172)	$(33,284,760)	$(28,248,573)	$(6,436)
Capital gains distributions received	—	—	—	—	5,897
Net realized gain (loss) on shares redeemed	110,603,137	89,730,258	77,964,062	48,530,036	10,614
Net change in unrealized gain (loss) on investments	178,542,551	69,070,589	12,551,767	33,366,614	(1,377)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	207,430,250	99,139,675	57,231,069	53,648,077	8,698

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	131,110,673	164,559,516	145,958,527	74,572,480	100,000
Annuity payments	(400,528)	(157,910)	(2,942)	(169,864)	—
Surrenders, withdrawals and death benefits	(166,744,090)	(132,785,418)	(58,552,083)	(66,962,771)	(56,017)
Net transfers between other subaccounts
or fixed rate option	(234,888,564)	(157,694,186)	(59,366,527)	(63,853,768)	(36,935)
Miscellaneous transactions	32,034	(4,287)	(3,561)	(11,444)	27
Other charges	(57,191,672)	(45,553,950)	(24,128,858)	(20,814,987)	(4,281)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(328,082,147)	(171,636,235)	3,904,556	(77,240,354)	2,794

TOTAL INCREASE (DECREASE) IN NET ASSETS	(120,651,897)	(72,496,560)	61,135,625	(23,592,277)	11,492

NET ASSETS
Beginning of period	5,403,209,989	3,973,304,158	2,146,386,334	1,842,733,997	555,060
End of period	$5,282,558,092	$3,900,807,598	$2,207,521,959	$1,819,141,720	$566,552

Beginning units	397,986,184	325,283,394	160,974,034	156,015,105	25,341
Units issued	110,909,256	69,905,685	46,510,103	37,795,311	18,263
Units redeemed	(137,275,026)	(84,518,312)	(45,917,090)	(44,479,539)	(18,964)
Ending units	371,620,414	310,670,767	161,567,047	149,330,877	24,640

The accompanying notes are an integral part of these financial statements.
A 69

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Consumer Goods	ProFund VP Financials	ProFund VP Health Care	ProFund VP Industrials	ProFund VP Mid-Cap Growth
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$3,275	$(7,607)	$(24,947)	$(2,999)	$(7,340)
Capital gains distributions received	—	—	—	—	28,534
Net realized gain (loss) on shares redeemed	16,579	34,381	179,704	21,061	(10,922)
Net change in unrealized gain (loss) on investments	(29,129)	47,725	(277,227)	18,639	45,725
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,275)	74,499	(122,470)	36,701	55,997

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	24,096	86	3,558
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(29,601)	(20,064)	(102,825)	(8,026)	(96,979)
Net transfers between other subaccounts
or fixed rate option	482,500	68,623	(385,749)	99,089	23,740
Miscellaneous transactions	14	(3)	(12)	(6)	(5)
Other charges	(5,023)	(5,126)	(15,238)	(2,539)	(4,680)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	447,890	43,430	(479,728)	88,604	(74,366)

TOTAL INCREASE (DECREASE) IN NET ASSETS	438,615	117,929	(602,198)	125,305	(18,369)

NET ASSETS
Beginning of period	439,409	716,349	2,299,814	274,093	575,434
End of period	$878,024	$834,278	$1,697,616	$399,398	$557,065

Beginning units	24,443	70,110	105,003	19,000	36,589
Units issued	44,706	49,840	29,656	13,045	10,011
Units redeemed	(20,470)	(49,781)	(52,477)	(8,915)	(14,972)
Ending units	48,679	70,169	82,182	23,130	31,628

The accompanying notes are an integral part of these financial statements.
A 70

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Mid-Cap Value	ProFund VP Real Estate	ProFund VP Small-Cap Growth	ProFund VP Small-Cap Value	ProFund VP Telecommunications
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(4,218)	$1,049	$(5,834)	$(2,739)	$1,801
Capital gains distributions received	6,403	—	30,640	—	—
Net realized gain (loss) on shares redeemed	8,993	30,707	(30,467)	(1,989)	9,953
Net change in unrealized gain (loss) on investments	60,669	(15,541)	96,993	52,001	24,332
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	71,847	16,215	91,332	47,273	36,086

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	7,812	24,652	—	—
Annuity payments	—	(14,544)	—	—	(9,862)
Surrenders, withdrawals and death benefits	(101,654)	(33,166)	(88,684)	(60,808)	(3,885)
Net transfers between other subaccounts
or fixed rate option	175,890	(59,257)	227,796	46,472	126,029
Miscellaneous transactions	(11)	11	22	28	(3)
Other charges	(2,975)	(2,859)	(3,794)	(1,744)	(1,984)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	71,250	(102,003)	159,992	(16,052)	110,295

TOTAL INCREASE (DECREASE) IN NET ASSETS	143,097	(85,788)	251,324	31,221	146,381

NET ASSETS
Beginning of period	344,080	531,833	573,909	208,973	101,940
End of period	$487,177	$446,045	$825,233	$240,194	$248,321

Beginning units	24,617	39,738	32,933	14,418	8,492
Units issued	16,748	13,886	26,235	9,598	13,204
Units redeemed	(13,864)	(20,975)	(20,028)	(10,990)	(5,846)
Ending units	27,501	32,649	39,140	13,026	15,850

The accompanying notes are an integral part of these financial statements.
A 71

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value	AST Boston Partners Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$4,547	$(13,806)	$(2,037)	$(1,257,064)	$(2,510,393)
Capital gains distributions received	23,307	82,763	—	—	—
Net realized gain (loss) on shares redeemed	35,129	45,067	31,786	4,688,905	9,211,181
Net change in unrealized gain (loss) on investments	24,582	(84,132)	66,892	4,338,005	(13,322,264)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	87,565	29,892	96,641	7,769,846	(6,621,476)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,556	—	—	1,809,894	7,924,774
Annuity payments	—	—	—	(5,895)	(5,930)
Surrenders, withdrawals and death benefits	(15,024)	(72,054)	(60,516)	(3,018,799)	(7,644,095)
Net transfers between other subaccounts
or fixed rate option	80,418	(42,002)	(145,043)	4,896,985	(4,238,453)
Miscellaneous transactions	(4)	(13)	1,693	(942)	(5,289)
Other charges	(5,978)	(7,589)	(6,835)	(697,550)	(1,553,563)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	75,968	(121,658)	(210,701)	2,983,693	(5,522,556)

TOTAL INCREASE (DECREASE) IN NET ASSETS	163,533	(91,766)	(114,060)	10,753,539	(12,144,032)

NET ASSETS
Beginning of period	643,480	1,109,388	1,056,537	77,722,137	176,172,813
End of period	$807,013	$1,017,622	$942,477	$88,475,676	$164,028,781

Beginning units	45,311	67,267	84,850	5,423,171	9,403,773
Units issued	28,134	15,982	19,119	2,402,511	3,813,793
Units redeemed	(22,437)	(23,038)	(38,678)	(2,289,616)	(4,139,314)
Ending units	51,008	60,211	65,291	5,536,066	9,078,252

The accompanying notes are an integral part of these financial statements.
A 72

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2020	AST Bond Portfolio 2017	AST Bond Portfolio 2021	Wells Fargo VT International Equity Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(480,698)	$(1,694,484)	$(1,978,201)	$3,201	$(12,846)
Capital gains distributions received	—	—	—	17,381	41,836
Net realized gain (loss) on shares redeemed	712,780	499,739	2,886,292	(5,215)	129
Net change in unrealized gain (loss) on investments	10,901	415,576	(330,582)	(16,828)	(38,222)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	242,983	(779,169)	577,509	(1,461)	(9,103)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	—	—
Annuity payments	—	(54,500)	—	—	—
Surrenders, withdrawals and death benefits	(2,916,597)	(5,413,599)	(6,128,140)	(48,243)	(88,743)
Net transfers between other subaccounts
or fixed rate option	(5,007,131)	2,816,768	(13,048,586)	(19,558)	11,119
Miscellaneous transactions	659	(655)	3,506	—	80
Other charges	(9,652)	(44,508)	(50,082)	(657)	(2,762)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(7,932,721)	(2,696,494)	(19,223,302)	(68,458)	(80,306)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,689,738)	(3,475,663)	(18,645,793)	(69,919)	(89,409)

NET ASSETS
Beginning of period	26,513,732	73,907,716	95,591,914	307,407	839,800
End of period	$18,823,994	$70,432,053	$76,946,121	$237,488	$750,391

Beginning units	2,183,676	6,710,477	7,667,275	19,989	273,879
Units issued	529,848	1,714,223	1,852,531	417	5,279
Units redeemed	(1,161,062)	(1,966,067)	(3,313,812)	(5,243)	(32,410)
Ending units	1,552,462	6,458,633	6,205,994	15,163	246,748

The accompanying notes are an integral part of these financial statements.
A 73

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	Wells Fargo VT Small Cap Growth Fund (Class 1)	AST Bond Portfolio 2022	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(6,467)	$(1,573,919)	$(12,328,426)	$(27,929,219)	$7,699
Capital gains distributions received	37,144	—	—	—	137,404
Net realized gain (loss) on shares redeemed	3,666	2,656,475	9,899,895	35,536,308	54,035
Net change in unrealized gain (loss) on investments	(8,865)	(582,180)	41,718,363	70,852,146	(57,139)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	25,478	500,376	39,289,832	78,459,235	141,999

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	135,309,672	95,922,033	—
Annuity payments	—	(22,086)	—	(1,672,383)	—
Surrenders, withdrawals and death benefits	(26,016)	(4,518,814)	(57,850,116)	(84,227,045)	(89,181)
Net transfers between other subaccounts
or fixed rate option	(3,479)	(5,486,309)	13,031,424	(29,847,882)	(76,991)
Miscellaneous transactions	84	94	14,241	(3,301)	(16)
Other charges	(470)	(44,230)	(964,323)	(17,892,623)	(2,237)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(29,881)	(10,071,345)	89,540,898	(37,721,201)	(168,425)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,403)	(9,570,969)	128,830,730	40,738,034	(26,426)

NET ASSETS
Beginning of period	393,794	71,798,688	738,461,884	1,772,066,560	1,445,765
End of period	$389,391	$62,227,719	$867,292,614	$1,812,804,594	$1,419,339

Beginning units	23,493	6,111,253	60,583,576	163,921,893	88,703
Units issued	1,685	3,075,324	12,046,608	36,035,896	885
Units redeemed	(3,315)	(3,852,268)	(4,631,652)	(40,614,853)	(10,882)
Ending units	21,863	5,334,309	67,998,532	159,342,936	78,706

The accompanying notes are an integral part of these financial statements.
A 74

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,243,928)	$(195,879)	$(7,630,072)	$(45,668)	$(1,203,111)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,756,848	342,983	10,346,532	82,651	984,516
Net change in unrealized gain (loss) on investments	4,938,930	(414,557)	6,046,595	266,060	9,237,543
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,451,850	(267,453)	8,763,055	303,043	9,018,948

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	13,663,637	—	45,070,960	878,236	7,538,669
Annuity payments	(223,312)	—	(141,850)	—	(6,903)
Surrenders, withdrawals and death benefits	(17,595,387)	(1,711,517)	(16,279,930)	(264,112)	(3,437,953)
Net transfers between other subaccounts
or fixed rate option	37,376,630	6,231,377	(12,049,245)	681,188	51,866,799
Miscellaneous transactions	(3,957)	140	1,600	(166)	120
Other charges	(2,660,251)	(5,219)	(6,081,501)	(12,840)	(704,319)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	30,557,360	4,514,781	10,520,034	1,282,306	55,256,413

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,009,210	4,247,328	19,283,089	1,585,349	64,275,361

NET ASSETS
Beginning of period	214,505,032	8,653,401	507,612,527	3,176,294	50,149,866
End of period	$250,514,242	$12,900,729	$526,895,616	$4,761,643	$114,425,227

Beginning units	20,329,528	853,847	42,484,679	350,145	3,551,338
Units issued	10,643,038	869,968	18,290,741	489,878	5,399,681
Units redeemed	(7,862,668)	(445,122)	(17,711,247)	(362,216)	(1,688,850)
Ending units	23,109,898	1,278,693	43,064,173	477,807	7,262,169
The accompanying notes are an integral part of these financial statements.
A 75

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio	AST ClearBridge Dividend Growth Portfolio	AST QMA Emerging Markets Equity Portfolio	AST Multi-Sector Fixed Income Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(61,422)	$(50,492)	$(1,281,655)	$(35,743)	$(109,824,713)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	215,220	(104,704)	1,063,135	(80,120)	301,281
Net change in unrealized gain (loss) on investments	(70,284)	659,865	9,611,670	380,696	367,171,610
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	83,514	504,669	9,393,150	264,833	257,648,178

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	1,170,489	6,282,860	1,018,599	2,814,120,306
Annuity payments	—	—	(520)	—	(29,637)
Surrenders, withdrawals and death benefits	(565,039)	(348,887)	(3,371,780)	(141,495)	(263,192,549)
Net transfers between other subaccounts
or fixed rate option	(864,981)	859,832	44,073,771	282,562	33,660,082
Miscellaneous transactions	18	(625)	(4,142)	360	(46,041)
Other charges	(1,448)	(15,081)	(741,251)	(13,764)	(698,261)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,431,450)	1,665,728	46,238,938	1,146,262	2,583,813,900

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,347,936)	2,170,397	55,632,088	1,411,095	2,841,462,078

NET ASSETS
Beginning of period	3,631,886	3,695,049	55,947,468	2,999,378	4,067,263,994
End of period	$2,283,950	$5,865,446	$111,579,556	$4,410,473	$6,908,726,072

Beginning units	367,737	453,887	4,530,041	387,464	412,304,763
Units issued	24,596	313,621	5,522,196	217,636	244,850,755
Units redeemed	(161,057)	(131,143)	(2,045,633)	(81,570)	(1,778,002)
Ending units	231,276	636,365	8,006,604	523,530	655,377,516

The accompanying notes are an integral part of these financial statements.
A 76

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST BlackRock iShares ETF Portfolio	AST Defensive Asset Allocation Portfolio	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio	AST Bond Portfolio 2025
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(4,282,120)	$(5,922,074)	$(87,827)	$(59,810)	$(2,462,028)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	723,079	4,898,431	59,400	32,940	18,898,575
Net change in unrealized gain (loss) on investments	15,543,340	11,824,304	852,566	713,467	(3,052,476)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,984,299	10,800,661	824,139	686,597	13,384,071

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	56,599,685	53,973,981	2,332,478	2,313,836	—
Annuity payments	—	(8,564)	—	—	(166,673)
Surrenders, withdrawals and death benefits	(8,298,212)	(29,571,873)	(227,979)	(220,538)	(9,189,161)
Net transfers between other subaccounts
or fixed rate option	26,681,741	65,180,962	298,398	64,492	(199,124,158)
Miscellaneous transactions	5,040	1,026	(719)	(119)	1,469
Other charges	(3,563,224)	(4,445,586)	(23,867)	(27,601)	(49,036)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	71,425,030	85,129,946	2,378,311	2,130,070	(208,527,559)

TOTAL INCREASE (DECREASE) IN NET ASSETS	83,409,329	95,930,607	3,202,450	2,816,667	(195,143,488)

NET ASSETS
Beginning of period	245,655,740	286,279,890	6,684,231	5,750,774	206,638,270
End of period	$329,065,069	$382,210,497	$9,886,681	$8,567,441	$11,494,782

Beginning units	23,213,095	29,033,066	520,998	446,384	18,385,955
Units issued	12,936,131	22,698,567	282,642	286,142	1,263,669
Units redeemed	(6,493,419)	(14,116,833)	(91,808)	(128,678)	(18,624,449)
Ending units	29,655,807	37,614,800	711,832	603,848	1,025,175

The accompanying notes are an integral part of these financial statements.
A 77

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST T. Rowe Price Growth Opportunities Portfolio	AST Goldman Sachs Global Growth Allocation Portfolio	AST T. Rowe Price Diversified Real Growth Portfolio	AST Prudential Flexible Multi-Strategy Portfolio	AST BlackRock Multi-Asset Income Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(9,165,498)	$(119,521)	$(184,153)	$(277,350)	$(166,392)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(7,773,706)	(13,533)	44,120	24,716	24,228
Net change in unrealized gain (loss) on investments	37,233,465	1,162,899	2,089,413	3,314,179	1,697,946
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	20,294,261	1,029,845	1,949,380	3,061,545	1,555,782

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	212,556,096	4,827,583	10,189,172	13,928,918	8,582,243
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(9,591,465)	(1,215,412)	(2,292,213)	(2,787,535)	(2,494,541)
Net transfers between other subaccounts
or fixed rate option	32,551,732	821,378	2,142,896	3,277,575	2,704,657
Miscellaneous transactions	19,735	(1,634)	(2,512)	(125)	974
Other charges	(8,650,833)	(123,121)	(187,745)	(280,996)	(169,819)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	226,885,265	4,308,794	9,849,598	14,137,837	8,623,514

TOTAL INCREASE (DECREASE) IN NET ASSETS	247,179,526	5,338,639	11,798,978	17,199,382	10,179,296

NET ASSETS
Beginning of period	527,805,997	15,774,134	23,321,129	35,130,981	19,534,879
End of period	$774,985,523	$21,112,773	$35,120,107	$52,330,363	$29,714,175

Beginning units	50,130,867	1,563,435	2,274,694	3,374,462	2,047,834
Units issued	39,534,946	661,412	1,327,736	1,791,187	1,230,246
Units redeemed	(18,891,239)	(233,098)	(391,489)	(459,263)	(350,332)
Ending units	70,774,574	1,991,749	3,210,941	4,706,386	2,927,748

The accompanying notes are an integral part of these financial statements.
A 78

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Franklin Templeton K2 Global Absolute Return Portfolio	AST Managed Equity Portfolio	AST Managed Fixed Income Portfolio	AST FQ Absolute Return Currency Portfolio	AST Jennison Global Infrastructure Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(73,003)	$(80,846)	$(136,641)	$(11,359)	$(14,605)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(50,863)	(30,303)	39,196	44,812	14,519
Net change in unrealized gain (loss) on investments	399,571	968,543	524,249	162,935	168,873
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	275,705	857,394	426,804	196,388	168,787

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,499,076	6,689,439	8,564,206	1,081,024	1,164,263
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(746,765)	(748,404)	(2,062,553)	(72,361)	(175,382)
Net transfers between other subaccounts
or fixed rate option	(22,293)	854,204	1,225,668	1,241,040	(90,307)
Miscellaneous transactions	2,203	1,880	(2,148)	(360)	(104)
Other charges	(75,966)	(80,038)	(134,562)	(10,928)	(14,363)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,656,255	6,717,081	7,590,611	2,238,415	884,107

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,931,960	7,574,475	8,017,415	2,434,803	1,052,894

NET ASSETS
Beginning of period	10,494,494	10,253,599	15,431,517	642,335	1,976,206
End of period	$13,426,454	$17,828,074	$23,448,932	$3,077,138	$3,029,100

Beginning units	1,127,233	1,017,276	1,573,821	70,527	212,801
Units issued	461,152	788,940	1,052,883	296,544	145,364
Units redeemed	(174,127)	(114,989)	(302,867)	(73,829)	(54,883)
Ending units	1,414,258	1,691,227	2,323,837	293,242	303,282

The accompanying notes are an integral part of these financial statements.
A 79

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Goldman Sachs Strategic Income Portfolio	AST Legg Mason Diversified Growth Portfolio	AST Bond Portfolio 2026	AST AB Global Bond Portfolio	AST Goldman Sachs Global Income Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(19,798)	$(1,595,263)	$(1,125,715)	$(5,988)	$(3,575)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(6,731)	(812,921)	797,182	9,056	1,725
Net change in unrealized gain (loss) on investments	57,454	9,741,827	(4,889,537)	22,154	8,841
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	30,925	7,333,643	(5,218,070)	25,222	6,991

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,394,070	67,602,627	—	873,458	411,222
Annuity payments	—	—	(31,470)	—	—
Surrenders, withdrawals and death benefits	(87,676)	(1,035,910)	(4,627,404)	(25,096)	(33,802)
Net transfers between other subaccounts
or fixed rate option	189,634	24,192,428	106,344,456	236,284	146,872
Miscellaneous transactions	28	(2,272)	1,734	47	(26)
Other charges	(19,681)	(1,434,217)	(29,072)	(5,427)	(3,512)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,476,375	89,322,656	101,658,244	1,079,266	520,754

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,507,300	96,656,299	96,440,174	1,104,488	527,745

NET ASSETS
Beginning of period	2,613,060	71,145,806	26,041,796	353,700	268,241
End of period	$4,120,360	$167,802,105	$122,481,970	$1,458,188	$795,986

Beginning units	276,304	7,329,717	2,626,136	35,245	26,546
Units issued	204,182	10,333,777	14,489,438	139,644	69,079
Units redeemed	(48,366)	(1,573,958)	(4,745,977)	(35,836)	(18,907)
Ending units	432,120	16,089,536	12,369,597	139,053	76,718

The accompanying notes are an integral part of these financial statements.
A 80

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Morgan Stanley Multi-Asset Portfolio	AST Wellington Management Global Bond Portfolio	AST Neuberger Berman Long/Short Portfolio	AST Wellington Management Real Total Return Portfolio	AST QMA International Core Equity Portfolio
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(3,607)	$(6,309)	$(6,613)	$(6,586)	$(7,285)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(5,836)	2,739	4,855	(4,797)	(6,083)
Net change in unrealized gain (loss) on investments	3,102	3,431	35,277	(5,512)	37,643
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(6,341)	(139)	33,519	(16,895)	24,275

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	788,199	667,020	993,711	613,277	1,018,251
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(38,329)	(19,779)	(69,173)	(30,310)	(31,166)
Net transfers between other subaccounts
or fixed rate option	(112,325)	477,990	(38,643)	293,040	106,230
Miscellaneous transactions	(153)	(65)	(8)	39	(354)
Other charges	(3,336)	(6,018)	(5,831)	(6,284)	(6,890)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	634,056	1,119,148	880,056	869,762	1,086,071

TOTAL INCREASE (DECREASE) IN NET ASSETS	627,715	1,119,009	913,575	852,867	1,110,346

NET ASSETS
Beginning of period	262,713	301,702	569,304	473,108	686,716
End of period	$890,428	$1,420,711	$1,482,879	$1,325,975	$1,797,062

Beginning units	27,820	29,892	59,495	50,001	73,164
Units issued	104,366	119,784	131,232	110,767	144,352
Units redeemed	(34,800)	(11,796)	(40,172)	(15,469)	(26,139)
Ending units	97,386	137,880	150,555	145,299	191,377

The accompanying notes are an integral part of these financial statements.
A 81

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Managed Alternatives Portfolio	AST Emerging Managers Diversified Portfolio	AST Columbia Adaptive Risk Allocation Portfolio	Blackrock Global Allocation V.I. Fund (Class III)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2)
	1/1/2016	1/1/2016	1/1/2016	1/1/2016	1/1/2016
	to	to	to	to	to
	12/31/2016	12/31/2016	12/31/2016	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(16,150)	$(5,022)	$(26,901)	$176,850	$145,875
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(2,587)	(972)	31,941	(62,114)	6,523
Net change in unrealized gain (loss) on investments	63,050	41,073	264,107	404,736	65,556
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	44,313	35,079	269,147	519,472	217,954

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,174,740	702,982	4,012,299	15,344,305	3,927,618
Annuity payments	—	—	—	—	—
Surrenders, withdrawals and death benefits	(141,718)	(29,838)	(136,510)	(275,048)	(198,320)
Net transfers between other subaccounts
or fixed rate option	821,047	100,270	1,493,683	(429,321)	466,853
Miscellaneous transactions	(128)	(71)	378	(1,179)	(1,670)
Other charges	(15,555)	(4,729)	(23,581)	(68,982)	(16,057)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,838,386	768,614	5,346,269	14,569,775	4,178,424

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,882,699	803,693	5,615,416	15,089,247	4,396,378

NET ASSETS
Beginning of period	968,256	395,854	1,719,440	5,541,593	1,218,011
End of period	$3,850,955	$1,199,547	$7,334,856	$20,630,840	$5,614,389

Beginning units	99,816	40,649	178,446	555,957	121,950
Units issued	334,588	95,589	644,697	1,713,531	478,753
Units redeemed	(38,211)	(16,688)	(125,429)	(263,933)	(70,131)
Ending units	396,193	119,550	697,714	2,005,555	530,572

The accompanying notes are an integral part of these financial statements.
A 82

FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2016

	SUBACCOUNTS
	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)
	1/4/2016*	8/5/2016*
	to	to
	12/31/2016	12/31/2016

OPERATIONS
Net investment income (loss)	$(714,401)	$7,761
Capital gains distributions received	—	—
Net realized gain (loss) on shares redeemed	(1,054,066)	(9,956)
Net change in unrealized gain (loss) on investments	(7,036,285)	(235,848)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(8,804,752)	(238,043)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	7,522
Annuity payments	—	(22,147)
Surrenders, withdrawals and death benefits	(1,987,658)	(183,255)
Net transfers between other subaccounts
or fixed rate option	145,469,832	6,142,100
Miscellaneous transactions	(3,250)	(180)
Other charges	(1,820)	(10,057)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	143,477,104	5,933,983

TOTAL INCREASE (DECREASE) IN NET ASSETS	134,672,352	5,695,940

NET ASSETS
Beginning of period	—	—
End of period	$134,672,352	$5,695,940

Beginning units	—	—
Units issued	16,515,510	638,626
Units redeemed	(2,835,270)	(53,211)
Ending units	13,680,240	585,415

* Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A 83

NOTES TO FINANCIAL STATEMENTS OF
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
December 31, 2017

Note 1: General

Pruco Life Flexible Premium Variable Annuity Account (the “Account”) was established under the laws of the State of Arizona on June 16, 1995 as a separate investment account of Pruco Life Insurance Company (“Pruco Life”), which is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential”). Prudential is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Pruco Life. Proceeds from purchases of the variable annuity contracts listed below, are invested in the Account (individually, the “Contract” and collectively, the “Contracts”). The portion of the Account’s assets applicable to the Contracts is not chargeable with liabilities arising out of any other business Pruco Life may conduct.

Discovery Choice	Prudential Premier Variable Annuity Bb Series
Discovery Preferred	Strategic Partners Advisor
Discovery Select	Strategic Partners FlexElite
Prudential Defined Income Annuity	Strategic Partners FlexElite 2
Prudential Premier Advisor Variable Annuity Series	Strategic Partners Plus
Prudential Premier Investment Variable Annuity B, C Series	Strategic Partners Plus 3
Prudential Premier Retirement Variable Annuity	Strategic Partners Select
Prudential Premier Retirement Variable Annuity X, B, L, C Series	Strategic Partners Variable Annuity One
Prudential Premier Variable Annuity B, L, X Series	Strategic Partners Variable Annuity One 3

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the Contracts. The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

The corresponding subaccount names are as follows:

Prudential Government Money Market Portfolio	MFS Research Series (Initial Class)
Prudential Diversified Bond Portfolio	MFS Growth Series (Initial Class)
Prudential Equity Portfolio (Class I)	American Century VP Value Fund (Class I)
Prudential Flexible Managed Portfolio	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
Prudential Conservative Balanced Portfolio	Prudential Jennison 20/20 Focus Portfolio (Class I)
Prudential Value Portfolio (Class I)	Davis Value Portfolio
Prudential High Yield Bond Portfolio	AB VPS Large Cap Growth Portfolio (Class B)
Prudential Natural Resources Portfolio (Class I)	Prudential SP Small Cap Value Portfolio (Class I)
Prudential Stock Index Portfolio	Janus Henderson VIT Research Portfolio (Service
Prudential Global Portfolio	Shares) (formerly Janus Aspen Janus Portfolio)
Prudential Jennison Portfolio (Class I)	SP Prudential U.S. Emerging Growth Portfolio (Class I)
Prudential Small Capitalization Stock Portfolio	Prudential SP International Growth Portfolio (Class I)
T. Rowe Price International Stock Portfolio	AST Goldman Sachs Large-Cap Value Portfolio
T. Rowe Price Equity Income Portfolio (Equity Income	AST Cohen & Steers Realty Portfolio
Class)	AST J.P. Morgan Strategic Opportunities Portfolio
Invesco V.I. Core Equity Fund (Series I)	AST T. Rowe Price Large-Cap Value Portfolio (formerly
Janus Henderson VIT Research Portfolio (Institutional	AST Value Equity Portfolio)
Shares) (formerly Janus Aspen Janus Portfolio)	AST High Yield Portfolio
Janus Henderson VIT Overseas Portfolio (Institutional	AST Small-Cap Growth Opportunities Portfolio
Shares) (formerly Janus Aspen Overseas Portfolio)	AST WEDGE Capital Mid-Cap Value Portfolio

A 84

Note 1:	General (continued)

AST Small-Cap Value Portfolio	ProFund VP Large-Cap Value
AST Goldman Sachs Mid-Cap Growth Portfolio	AST Boston Partners Large-Cap Value Portfolio*
AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Jennison Large-Cap Growth Portfolio
AST Lord Abbett Core Fixed Income Portfolio	AST Bond Portfolio 2020
AST Loomis Sayles Large-Cap Growth Portfolio	AST Bond Portfolio 2017
AST MFS Growth Portfolio	AST Bond Portfolio 2021
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	Wells Fargo VT International Equity Fund (Class 1)
AST BlackRock Low Duration Bond Portfolio	Wells Fargo VT Omega Growth Fund (Class 1)
AST QMA US Equity Alpha Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 1)
AST T. Rowe Price Natural Resources Portfolio	AST Bond Portfolio 2022
AST T. Rowe Price Asset Allocation Portfolio	AST Quantitative Modeling Portfolio
AST MFS Global Equity Portfolio	AST BlackRock Global Strategies Portfolio
AST J.P. Morgan International Equity Portfolio	Wells Fargo VT Opportunity Fund (Class 1)
AST Templeton Global Bond Portfolio	AST Prudential Core Bond Portfolio
AST Wellington Management Hedged Equity Portfolio	AST Bond Portfolio 2023
AST Capital Growth Asset Allocation Portfolio	AST New Discovery Asset Allocation Portfolio
AST Academic Strategies Asset Allocation Portfolio	AST Western Asset Emerging Markets Debt Portfolio
AST Balanced Asset Allocation Portfolio	AST MFS Large-Cap Value Portfolio
AST Preservation Asset Allocation Portfolio	AST Bond Portfolio 2024
AST FI Pyramis Quantitative Portfolio	AST AQR Emerging Markets Equity Portfolio
AST Prudential Growth Allocation Portfolio	AST ClearBridge Dividend Growth Portfolio
AST Advanced Strategies Portfolio	AST QMA Emerging Markets Equity Portfolio*
AST T. Rowe Price Large-Cap Growth Portfolio	AST Multi-Sector Fixed Income Portfolio
AST Government Money Market Portfolio	AST BlackRock iShares ETF Portfolio*
AST Small-Cap Growth Portfolio	AST Defensive Asset Allocation Portfolio*
AST BlackRock/Loomis Sayles Bond Portfolio	AST AQR Large-Cap Portfolio
AST International Value Portfolio	AST QMA Large-Cap Portfolio
AST International Growth Portfolio	AST Bond Portfolio 2025
AST Investment Grade Bond Portfolio	AST T. Rowe Price Growth Opportunities Portfolio
AST Western Asset Core Plus Bond Portfolio	AST Goldman Sachs Global Growth Allocation
AST Bond Portfolio 2018	Portfolio
AST Bond Portfolio 2019	AST T. Rowe Price Diversified Real Growth Portfolio
AST Global Real Estate Portfolio	AST Prudential Flexible Multi-Strategy Portfolio
AST Parametric Emerging Markets Equity Portfolio	AST BlackRock Multi-Asset Income Portfolio
AST Goldman Sachs Small-Cap Value Portfolio	AST Franklin Templeton K2 Global Absolute Return
AST Schroders Global Tactical Portfolio*	Portfolio
AST RCM World Trends Portfolio	AST Managed Equity Portfolio
AST J.P. Morgan Global Thematic Portfolio	AST Managed Fixed Income Portfolio
AST Goldman Sachs Multi-Asset Portfolio	AST FQ Absolute Return Currency Portfolio
ProFund VP Consumer Services	AST Jennison Global Infrastructure Portfolio
ProFund VP Consumer Goods	AST Goldman Sachs Strategic Income Portfolio
ProFund VP Financials	AST Legg Mason Diversified Growth Portfolio
ProFund VP Health Care	AST Bond Portfolio 2026
ProFund VP Industrials	AST AB Global Bond Portfolio
ProFund VP Mid-Cap Growth	AST Goldman Sachs Global Income Portfolio
ProFund VP Mid-Cap Value	AST Morgan Stanley Multi-Asset Portfolio
ProFund VP Real Estate	AST Wellington Management Global Bond Portfolio
ProFund VP Small-Cap Growth	AST Neuberger Berman Long/Short Portfolio
ProFund VP Small-Cap Value	AST Wellington Management Real Total Return
ProFund VP Telecommunications	Portfolio
ProFund VP Utilities	AST QMA International Core Equity Portfolio
ProFund VP Large-Cap Growth	AST Managed Alternatives Portfolio

A 85

Note 1:	General (continued)

AST Emerging Managers Diversified Portfolio	AST Bond Portfolio 2027
AST Columbia Adaptive Risk Allocation Portfolio	NVIT Emerging Markets Fund (Class D)
Blackrock Global Allocation V.I. Fund (Class III)	AST Bond Portfolio 2028
JPMorgan Insurance Trust Income Builder Portfolio	AST Bond Portfolio 2016**
(Class 2)
________

*	Subaccount was no longer available for investment at December 31, 2017.

**	Subaccount was no longer available for investment at December 31, 2017, and had no activity during 2017.

The following table sets forth the dates at which mergers took place in the Account. The transfers from the removed subaccounts to the surviving subaccounts for the period ended December 31, 2017 are reflected in the Statements of Changes in Net Assets as net transfers between subaccounts and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
April 28, 2017	AST BlackRock iShares ETF Portfolio	AST Goldman Sachs Multi-Asset Portfolio
April 28, 2017	AST Boston Partners Large-Cap Value Portfolio	AST Goldman Sachs Large-Cap Value Portfolio
April 28, 2017	AST Defensive Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio
April 28, 2017	AST QMA Emerging Markets Equity Portfolio	AST AQR Emerging Markets Equity Portfolio
April 28, 2017	AST Schroders Global Tactical Portfolio	AST Prudential Growth Allocation Portfolio

The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential. Each subaccount of the Account indirectly bears exposure to the market, credit and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.

New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946-Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. Subsequent events have been evaluated through the date these financial statements were issued.

Certain prior period contract owner transaction amounts in the Statements of Changes in Net Assets have been reclassified to conform to the current period’s presentation.

Investments-The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized gains (losses) on investments in the Statements of Operations of the applicable subaccounts.

Security Transactions-Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon an average cost of the investment sold.

A 86

Note 2:	Significant Accounting Policies (continued)

Dividend Income and Distributions Received-Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.

Note 3:	Fair Value Measurements
Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1-Fair value is based on unadjusted quoted prices in active markets that the Account can access.
Level 2-Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3-Fair value is based on at least one significant unobservable input for the investment.

As of December 31, 2017, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open end mutual funds registered with the SEC, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2017, there were no transfers between fair value levels.

Note 4:	Taxes

Pruco Life is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the year ended December 31, 2017 were as follows:

	Purchases	Sales
Prudential Government Money Market Portfolio	$14,256,442	$28,750,974
Prudential Diversified Bond Portfolio	1,080,578	18,760,530
Prudential Equity Portfolio (Class I)	458,447	25,242,318
Prudential Flexible Managed Portfolio	224,230	1,963,768
Prudential Conservative Balanced Portfolio	64,809	2,039,756
Prudential Value Portfolio (Class I)	678,629	34,233,908
Prudential High Yield Bond Portfolio	1,301,287	19,242,939
Prudential Natural Resources Portfolio (Class I)	170,232	520,732
Prudential Stock Index Portfolio	2,816,568	43,649,091
Prudential Global Portfolio	920,403	8,022,430
Prudential Jennison Portfolio (Class I)	1,490,884	39,956,581
Prudential Small Capitalization Stock Portfolio	1,534,204	9,087,747

A 87

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
T. Rowe Price International Stock Portfolio	$1,429,489	$2,897,609
T. Rowe Price Equity Income Portfolio (Equity Income Class)	216,278	10,811,070
Invesco V.I. Core Equity Fund (Series I)	33,163	9,235,927
Janus Henderson VIT Research Portfolio (Institutional Shares)	387,644	7,966,132
Janus Henderson VIT Overseas Portfolio (Institutional Shares)	132,705	7,576,038
MFS Research Series (Initial Class)	228,270	2,698,592
MFS Growth Series (Initial Class)	728,239	7,854,529
American Century VP Value Fund (Class I)	477,665	3,917,622
Franklin Small-Mid Cap Growth VIP Fund (Class 2)	407,783	3,097,476
Prudential Jennison 20/20 Focus Portfolio (Class I)	312,282	7,100,511
Davis Value Portfolio	88,326	3,469,397
AB VPS Large Cap Growth Portfolio (Class B)	1,331,609	1,436,691
Prudential SP Small Cap Value Portfolio (Class I)	1,465,531	14,481,480
Janus Henderson VIT Research Portfolio (Service Shares)	149,371	1,271,445
SP Prudential U.S. Emerging Growth Portfolio (Class I)	1,203,029	14,821,345
Prudential SP International Growth Portfolio (Class I)	884,825	5,025,083
AST Goldman Sachs Large-Cap Value Portfolio	128,791,005	69,645,953
AST Cohen & Steers Realty Portfolio	29,631,275	40,077,749
AST J.P. Morgan Strategic Opportunities Portfolio	51,059,583	150,099,010
AST T. Rowe Price Large-Cap Value Portfolio	19,714,532	17,637,978
AST High Yield Portfolio	39,102,763	37,175,466
AST Small-Cap Growth Opportunities Portfolio	29,466,912	28,276,737
AST WEDGE Capital Mid-Cap Value Portfolio	15,054,711	21,495,402
AST Small-Cap Value Portfolio	33,585,318	38,854,333
AST Goldman Sachs Mid-Cap Growth Portfolio	60,081,365	82,358,998
AST Hotchkis & Wiley Large-Cap Value Portfolio	48,626,264	69,439,526
AST Lord Abbett Core Fixed Income Portfolio	81,555,394	63,738,877
AST Loomis Sayles Large-Cap Growth Portfolio	43,493,263	93,055,615
AST MFS Growth Portfolio	31,136,084	28,705,641
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	54,897,701	53,935,143
AST BlackRock Low Duration Bond Portfolio	45,435,307	44,859,400
AST QMA US Equity Alpha Portfolio	48,207,204	47,093,493
AST T. Rowe Price Natural Resources Portfolio	44,339,004	51,559,645
AST T. Rowe Price Asset Allocation Portfolio	243,456,184	756,884,419
AST MFS Global Equity Portfolio	61,041,830	59,955,813
AST J.P. Morgan International Equity Portfolio	41,303,252	29,232,540
AST Templeton Global Bond Portfolio	31,816,767	19,269,383
AST Wellington Management Hedged Equity Portfolio	60,414,088	144,768,073
AST Capital Growth Asset Allocation Portfolio	485,892,408	571,721,332
AST Academic Strategies Asset Allocation Portfolio	209,447,884	354,657,861
AST Balanced Asset Allocation Portfolio	234,137,550	608,505,397
AST Preservation Asset Allocation Portfolio	501,718,916	556,945,657
AST FI Pyramis Quantitative Portfolio	122,806,858	263,100,881
AST Prudential Growth Allocation Portfolio	5,900,371,369	834,007,993
AST Advanced Strategies Portfolio	120,682,110	498,521,598
AST T. Rowe Price Large-Cap Growth Portfolio	118,323,465	116,892,842
AST Government Money Market Portfolio	314,295,243	344,250,389
AST Small-Cap Growth Portfolio	40,342,953	39,617,737
AST BlackRock/Loomis Sayles Bond Portfolio	183,033,596	162,570,601

A 88

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST International Value Portfolio	$21,049,349	$20,258,152
AST International Growth Portfolio	45,819,008	43,120,666
AST Investment Grade Bond Portfolio	822,577,670	2,629,094,361
AST Western Asset Core Plus Bond Portfolio	147,616,446	80,273,022
AST Bond Portfolio 2018	44,456,944	17,078,519
AST Bond Portfolio 2019	575,610	3,896,015
AST Global Real Estate Portfolio	11,397,261	12,643,554
AST Parametric Emerging Markets Equity Portfolio	52,497,037	32,568,305
AST Goldman Sachs Small-Cap Value Portfolio	56,737,126	55,493,549
AST Schroders Global Tactical Portfolio	78,754,437	5,602,337,491
AST RCM World Trends Portfolio	125,383,859	288,253,594
AST J.P. Morgan Global Thematic Portfolio	141,719,718	145,794,271
AST Goldman Sachs Multi-Asset Portfolio	457,325,158	166,818,754
ProFund VP Consumer Services	158,105	287,820
ProFund VP Consumer Goods	189,157	399,654
ProFund VP Financials	613,656	383,933
ProFund VP Health Care	327,983	495,328
ProFund VP Industrials	465,579	176,533
ProFund VP Mid-Cap Growth	135,008	154,887
ProFund VP Mid-Cap Value	230,342	293,085
ProFund VP Real Estate	184,515	403,002
ProFund VP Small-Cap Growth	242,811	354,457
ProFund VP Small-Cap Value	237,988	158,556
ProFund VP Telecommunications	35,205	156,416
ProFund VP Utilities	99,741	398,091
ProFund VP Large-Cap Growth	150,682	383,214
ProFund VP Large-Cap Value	51,542	225,761
AST Boston Partners Large-Cap Value Portfolio	7,799,331	99,955,649
AST Jennison Large-Cap Growth Portfolio	41,664,487	35,847,280
AST Bond Portfolio 2020	332,123	10,349,591
AST Bond Portfolio 2017	154,131	69,179,516
AST Bond Portfolio 2021	2,757,165	31,837,269
Wells Fargo VT International Equity Fund (Class 1)	7,943	23,108
Wells Fargo VT Omega Growth Fund (Class 1)	2,091	76,284
Wells Fargo VT Small Cap Growth Fund (Class 1)	263	79,286
AST Bond Portfolio 2022	2,713,591	29,713,852
AST Quantitative Modeling Portfolio	148,454,948	76,087,601
AST BlackRock Global Strategies Portfolio	92,770,833	157,535,131
Wells Fargo VT Opportunity Fund (Class 1)	2,161	129,764
AST Prudential Core Bond Portfolio	62,716,049	33,163,650
AST Bond Portfolio 2023	773,901	6,738,615
AST New Discovery Asset Allocation Portfolio	62,555,303	48,943,628
AST Western Asset Emerging Markets Debt Portfolio	3,155,814	1,231,079
AST MFS Large-Cap Value Portfolio	53,906,407	24,591,468
AST Bond Portfolio 2024	17,405,771	3,910,422
AST AQR Emerging Markets Equity Portfolio	20,094,039	3,009,616
AST ClearBridge Dividend Growth Portfolio	37,006,555	28,175,707
AST QMA Emerging Markets Equity Portfolio	876,391	5,887,642
AST Multi-Sector Fixed Income Portfolio	1,207,328,599	50,148,234

A 89

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST BlackRock iShares ETF Portfolio	$23,939,259	$366,863,081
AST Defensive Asset Allocation Portfolio	18,002,274	409,838,952
AST AQR Large-Cap Portfolio	6,279,611	1,388,213
AST QMA Large-Cap Portfolio	3,934,688	1,702,686
AST Bond Portfolio 2025	2,642,696	9,256,246
AST T. Rowe Price Growth Opportunities Portfolio	353,160,946	15,015,367
AST Goldman Sachs Global Growth Allocation Portfolio	5,404,767	1,855,102
AST T. Rowe Price Diversified Real Growth Portfolio	12,333,917	2,953,351
AST Prudential Flexible Multi-Strategy Portfolio	13,607,096	3,794,351
AST BlackRock Multi-Asset Income Portfolio	9,638,718	3,820,157
AST Franklin Templeton K2 Global Absolute Return Portfolio	4,395,119	1,196,606
AST Managed Equity Portfolio	7,937,190	1,583,063
AST Managed Fixed Income Portfolio	8,950,723	3,860,942
AST FQ Absolute Return Currency Portfolio	850,323	1,493,747
AST Jennison Global Infrastructure Portfolio	1,895,955	511,441
AST Goldman Sachs Strategic Income Portfolio	1,702,280	1,089,208
AST Legg Mason Diversified Growth Portfolio	103,104,955	4,613,901
AST Bond Portfolio 2026	51,762,479	96,758,142
AST AB Global Bond Portfolio	2,619,585	1,150,256
AST Goldman Sachs Global Income Portfolio	533,350	122,650
AST Morgan Stanley Multi-Asset Portfolio	514,858	100,496
AST Wellington Management Global Bond Portfolio	488,145	397,171
AST Neuberger Berman Long/Short Portfolio	1,412,931	168,298
AST Wellington Management Real Total Return Portfolio	688,560	207,669
AST QMA International Core Equity Portfolio	4,750,661	466,978
AST Managed Alternatives Portfolio	2,512,083	449,149
AST Emerging Managers Diversified Portfolio	2,536,896	434,771
AST Columbia Adaptive Risk Allocation Portfolio	5,877,666	1,616,275
Blackrock Global Allocation V.I. Fund (Class III)	14,063,647	3,319,643
JPMorgan Insurance Trust Income Builder Portfolio (Class 2)	4,601,693	1,775,572
AST Bond Portfolio 2027	61,020,612	112,163,813
NVIT Emerging Markets Fund (Class D)	860,933	1,463,131
AST Bond Portfolio 2028	2,529,843	305,760

Note 6:	Related Party Transactions

The Account has extensive transaction and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping administrative and customer service functions.

The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (formerly Prudential Investments LLC) ("PGIM Investments"), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory

A 90

Note 6:	Related Party Transactions (continued)

agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.
The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.

The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.

Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.

As of the close of business on December 15, 2017, the Prudential High Yield Bond Portfolio settled a redemption of certain fund shares by delivery of certain portfolio securities in lieu of cash with an affiliate. See The Prudential Series Fund financial statements for further information.

Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential and its affiliates. Prudential and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential and its affiliates.

See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement arrangements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.

In 2016, Prudential Financial self-reported to the SEC and notified other regulators that in some cases Prudential Financial failed to maximize securities lending income for certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a longstanding restriction benefiting Prudential Financial. In June 2016, Prudential Financial paid each of the affected Portfolios an amount of loss estimated by an independent consultant retained by the respective Boards of Trustees. The payment remains subject to regulatory review and Prudential Financial is cooperating with regulators in their review of this matter.

Note 7:    Financial Highlights

Pruco Life sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total return are presented for the products offered by Pruco Life and funded by the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum Contract charges offered by Pruco Life as contract owners may not have selected all available and applicable Contract options.

A 91

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*		Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Government Money Market Portfolio
December 31, 2017	72,665	$0.89449	to	$9.69595	$82,409	0.55%		1.00%	to	2.00%	-1.41%	to	-0.44%
December 31, 2016	84,822	$0.90718	to	$9.73839	$96,411	0.09%		1.00%	to	2.00%	-1.92%	to	-0.90%
December 31, 2015	92,559	$0.92491	to	$9.82644	$107,185	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%
December 31, 2014	105,488	$0.94316	to	$9.92485	$123,830	0.00%	(1)	1.00%	to	2.10%	-2.06%	to	-0.99%
December 31, 2013	127,983	$0.96168	to	$10.02367	$150,930	0.00%	(1)	1.00%	to	2.10%	-2.05%	to	-0.99%

	Prudential Diversified Bond Portfolio
December 31, 2017	51,465	$2.23643	to	$2.74185	$140,780	0.00%		1.35%	to	1.65%	5.27%	to	5.58%
December 31, 2016	57,301	$2.12454	to	$2.59813	$148,549	0.00%		1.35%	to	1.65%	3.88%	to	4.19%
December 31, 2015	64,211	$2.04513	to	$2.49504	$159,894	0.00%		1.35%	to	1.65%	-1.88%	to	-1.59%
December 31, 2014	72,636	$2.08421	to	$2.53667	$183,884	1.13%		1.35%	to	1.65%	5.36%	to	5.67%
December 31, 2013	81,007	$1.97826	to	$2.40199	$194,199	3.94%		1.35%	to	1.65%	-2.33%	to	-2.05%

	Prudential Equity Portfolio (Class I)
December 31, 2017	48,485	$2.27842	to	$3.94390	$176,690	0.00%		1.35%	to	2.00%	23.32%	to	24.11%
December 31, 2016	55,260	$1.84115	to	$3.17936	$162,271	0.00%		1.35%	to	2.00%	1.74%	to	2.39%
December 31, 2015	62,095	$1.80347	to	$3.10651	$178,479	0.00%		1.35%	to	2.00%	0.35%	to	0.99%
December 31, 2014	71,107	$1.79101	to	$3.07736	$202,451	0.00%		1.35%	to	2.00%	5.59%	to	6.27%
December 31, 2013	79,925	$1.69020	to	$2.89713	$214,130	0.00%		1.35%	to	2.00%	30.92%	to	31.75%

	Prudential Flexible Managed Portfolio
December 31, 2017	3,315	$3.35090	to	$3.35090	$11,108	0.00%		1.40%	to	1.40%	13.39%	to	13.39%
December 31, 2016	3,816	$2.95532	to	$2.95532	$11,278	0.00%		1.40%	to	1.40%	7.02%	to	7.02%
December 31, 2015	4,417	$2.76140	to	$2.76140	$12,196	0.00%		1.40%	to	1.40%	-0.39%	to	-0.39%
December 31, 2014	5,009	$2.77211	to	$2.77211	$13,886	0.00%		1.40%	to	1.40%	9.52%	to	9.52%
December 31, 2013	5,642	$2.53115	to	$2.53115	$14,280	0.00%		1.40%	to	1.40%	18.48%	to	18.48%

	Prudential Conservative Balanced Portfolio
December 31, 2017	4,680	$2.99007	to	$2.99007	$13,995	0.00%		1.40%	to	1.40%	10.82%	to	10.82%
December 31, 2016	5,307	$2.69825	to	$2.69825	$14,319	0.00%		1.40%	to	1.40%	5.80%	to	5.80%
December 31, 2015	6,144	$2.55040	to	$2.55040	$15,669	0.00%		1.40%	to	1.40%	-0.99%	to	-0.99%
December 31, 2014	7,302	$2.57585	to	$2.57585	$18,808	0.00%		1.40%	to	1.40%	7.27%	to	7.27%
December 31, 2013	8,177	$2.40130	to	$2.40130	$19,636	0.00%		1.40%	to	1.40%	14.55%	to	14.55%

	Prudential Value Portfolio (Class I)
December 31, 2017	69,321	$2.28093	to	$4.64455	$234,532	0.00%		1.35%	to	2.00%	14.70%	to	15.43%
December 31, 2016	78,962	$1.98670	to	$4.02566	$231,803	0.00%		1.35%	to	2.00%	9.22%	to	9.92%
December 31, 2015	88,795	$1.81725	to	$3.66437	$238,364	0.00%		1.35%	to	2.00%	-10.00%	to	-9.42%
December 31, 2014	99,749	$2.01704	to	$4.04747	$296,461	0.00%		1.35%	to	2.00%	7.95%	to	8.63%
December 31, 2013	116,026	$1.86670	to	$3.72763	$316,368	0.00%		1.35%	to	2.00%	30.49%	to	31.32%

	Prudential High Yield Bond Portfolio
December 31, 2017	28,650	$2.43084	to	$17.12757	$142,013	6.08%		1.35%	to	2.00%	5.70%	to	6.39%
December 31, 2016	31,834	$2.29212	to	$16.10941	$148,803	6.44%		1.35%	to	2.00%	13.97%	to	14.69%
December 31, 2015	36,942	$2.00427	to	$14.05181	$150,113	6.16%		1.35%	to	2.00%	-4.36%	to	-3.74%
December 31, 2014	42,176	$2.08850	to	$14.60641	$178,309	5.99%		1.35%	to	2.00%	0.70%	to	1.35%
December 31, 2013	47,473	$2.06706	to	$14.41969	$201,311	6.32%		1.35%	to	2.00%	5.15%	to	5.81%

	Prudential Natural Resources Portfolio (Class I)
December 31, 2017	618	$5.29513	to	$5.29513	$3,270	0.00%		1.40%	to	1.40%	-1.56%	to	-1.56%
December 31, 2016	681	$5.37916	to	$5.37916	$3,665	0.00%		1.40%	to	1.40%	23.63%	to	23.63%
December 31, 2015	781	$4.35091	to	$4.35091	$3,397	0.00%		1.40%	to	1.40%	-29.19%	to	-29.19%
December 31, 2014	903	$6.14406	to	$6.14406	$5,551	0.00%		1.40%	to	1.40%	-21.01%	to	-21.01%
December 31, 2013	1,009	$7.77806	to	$7.77806	$7,850	0.00%		1.40%	to	1.40%	8.70%	to	8.70%

	Prudential Stock Index Portfolio
December 31, 2017	79,672	$1.85603	to	$4.30927	$286,798	1.59%		1.35%	to	2.00%	19.09%	to	19.85%
December 31, 2016	91,196	$1.55385	to	$3.59736	$273,088	1.84%		1.35%	to	2.00%	9.64%	to	10.34%
December 31, 2015	101,975	$1.41298	to	$3.26182	$277,104	1.49%		1.35%	to	2.00%	-0.80%	to	-0.16%
December 31, 2014	114,422	$1.42009	to	$3.26890	$310,971	3.05%		1.35%	to	2.00%	11.09%	to	11.80%
December 31, 2013	130,864	$1.27465	to	$2.92538	$316,543	0.00%		1.35%	to	2.00%	29.31%	to	30.14%
A 92

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential Global Portfolio
December 31, 2017	20,167	$1.48268	to	$3.28499	$57,220	0.00%	1.35%	to	2.00%	22.40%	to	23.19%
December 31, 2016	22,600	$1.20776	to	$2.66817	$52,073	0.00%	1.35%	to	2.00%	2.40%	to	3.06%
December 31, 2015	25,080	$1.17604	to	$2.59035	$56,280	0.00%	1.35%	to	2.00%	0.36%	to	1.01%
December 31, 2014	27,387	$1.16831	to	$2.56578	$60,958	0.00%	1.35%	to	2.00%	1.22%	to	1.88%
December 31, 2013	30,874	$1.15067	to	$2.51978	$67,256	0.00%	1.35%	to	2.00%	24.79%	to	25.59%

	Prudential Jennison Portfolio (Class I)
December 31, 2017	70,792	$1.72333	to	$5.09919	$294,436	0.00%	1.35%	to	2.00%	34.02%	to	34.88%
December 31, 2016	80,340	$1.28203	to	$3.78242	$247,239	0.00%	1.35%	to	2.00%	-2.84%	to	-2.22%
December 31, 2015	90,877	$1.31559	to	$3.87018	$287,289	0.00%	1.35%	to	2.00%	9.30%	to	10.00%
December 31, 2014	103,663	$1.20021	to	$3.52028	$296,938	0.00%	1.35%	to	2.00%	7.83%	to	8.53%
December 31, 2013	120,569	$1.10982	to	$3.24547	$317,172	0.00%	1.35%	to	2.00%	34.96%	to	35.83%

	Prudential Small Capitalization Stock Portfolio
December 31, 2017	9,680	$4.59901	to	$7.05653	$59,097	0.00%	1.35%	to	1.65%	11.17%	to	11.50%
December 31, 2016	10,868	$4.13694	to	$6.33209	$59,542	0.00%	1.35%	to	1.65%	24.46%	to	24.82%
December 31, 2015	12,245	$3.32403	to	$5.07539	$53,805	0.00%	1.35%	to	1.65%	-3.87%	to	-3.58%
December 31, 2014	13,550	$3.45796	to	$5.26694	$61,807	0.00%	1.35%	to	1.65%	3.68%	to	3.98%
December 31, 2013	15,356	$3.33520	to	$5.06760	$67,442	0.00%	1.35%	to	1.65%	38.67%	to	39.08%

	T. Rowe Price International Stock Portfolio
December 31, 2017	10,240	$1.45532	to	$2.01627	$20,483	1.10%	1.35%	to	1.65%	25.82%	to	26.19%
December 31, 2016	10,887	$1.15671	to	$1.59864	$17,264	1.04%	1.35%	to	1.65%	0.47%	to	0.77%
December 31, 2015	11,740	$1.15125	to	$1.58722	$18,592	0.91%	1.35%	to	1.65%	-2.51%	to	-2.23%
December 31, 2014	12,524	$1.18092	to	$1.62418	$20,257	1.02%	1.35%	to	1.65%	-2.84%	to	-2.56%
December 31, 2013	13,481	$1.21548	to	$1.66761	$22,371	0.85%	1.35%	to	1.65%	12.20%	to	12.54%

	T. Rowe Price Equity Income Portfolio (Equity Income Class)
December 31, 2017	16,255	$2.56268	to	$4.03183	$65,251	1.72%	1.35%	to	1.65%	14.15%	to	14.48%
December 31, 2016	18,852	$2.24509	to	$3.52364	$66,114	2.32%	1.35%	to	1.65%	17.24%	to	17.59%
December 31, 2015	20,667	$1.91495	to	$2.99816	$61,636	1.80%	1.35%	to	1.65%	-8.37%	to	-8.10%
December 31, 2014	23,102	$2.08981	to	$3.26392	$74,912	1.73%	1.35%	to	1.65%	5.64%	to	5.94%
December 31, 2013	25,950	$1.97830	to	$3.08233	$79,490	1.54%	1.35%	to	1.65%	27.62%	to	27.99%

	Invesco V.I. Core Equity Fund (Series I)
December 31, 2017	23,685	$1.59120	to	$3.07508	$71,342	1.02%	1.35%	to	1.65%	11.34%	to	11.67%
December 31, 2016	26,486	$1.42911	to	$2.75507	$71,610	0.75%	1.35%	to	1.65%	8.48%	to	8.81%
December 31, 2015	30,183	$1.31740	to	$2.53351	$75,203	1.11%	1.35%	to	1.65%	-7.29%	to	-7.03%
December 31, 2014	33,857	$1.42106	to	$2.72627	$90,740	0.84%	1.35%	to	1.65%	6.39%	to	6.71%
December 31, 2013	38,677	$1.33567	to	$2.55624	$97,180	1.38%	1.35%	to	1.65%	27.15%	to	27.53%

	Janus Henderson VIT Research Portfolio (Institutional Shares)
December 31, 2017	17,051	$1.56619	to	$3.30725	$55,171	0.39%	1.35%	to	1.65%	25.81%	to	26.18%
December 31, 2016	19,342	$1.24492	to	$2.62234	$49,711	0.53%	1.35%	to	1.65%	-1.13%	to	-0.84%
December 31, 2015	21,939	$1.25910	to	$2.64571	$57,069	0.63%	1.35%	to	1.65%	3.63%	to	3.94%
December 31, 2014	25,154	$1.21494	to	$2.54666	$62,900	0.37%	1.35%	to	1.65%	11.16%	to	11.49%
December 31, 2013	28,310	$1.09299	to	$2.28537	$63,509	0.78%	1.35%	to	1.65%	28.22%	to	28.60%

	Janus Henderson VIT Overseas Portfolio (Institutional Shares)
December 31, 2017	16,962	$1.96336	to	$3.59601	$60,057	1.64%	1.35%	to	1.65%	29.00%	to	29.38%
December 31, 2016	18,983	$1.52204	to	$2.78080	$52,039	5.03%	1.35%	to	1.65%	-7.96%	to	-7.70%
December 31, 2015	20,849	$1.65372	to	$3.01418	$61,960	0.59%	1.35%	to	1.65%	-10.07%	to	-9.81%
December 31, 2014	22,928	$1.83897	to	$3.34371	$75,536	5.83%	1.35%	to	1.65%	-13.30%	to	-13.05%
December 31, 2013	25,331	$2.12113	to	$3.84746	$96,032	3.13%	1.35%	to	1.65%	12.70%	to	13.04%

	MFS Research Series (Initial Class)
December 31, 2017	5,304	$2.09967	to	$3.45639	$18,258	1.35%	1.35%	to	1.65%	21.37%	to	21.73%
December 31, 2016	6,000	$1.72992	to	$2.84082	$16,979	0.78%	1.35%	to	1.65%	6.98%	to	7.29%
December 31, 2015	6,865	$1.61710	to	$2.64905	$18,119	0.73%	1.35%	to	1.65%	-0.83%	to	-0.54%
December 31, 2014	7,641	$1.63066	to	$2.66475	$20,288	0.81%	1.35%	to	1.65%	8.42%	to	8.74%
December 31, 2013	8,883	$1.50408	to	$2.45201	$21,700	0.33%	1.35%	to	1.65%	30.13%	to	30.52%

A 93

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	MFS Growth Series (Initial Class)
December 31, 2017	15,863	$2.03812	to	$3.86028	$60,861	0.10%	1.35%	to	1.65%	29.28%	to	29.66%
December 31, 2016	17,677	$1.57652	to	$2.97872	$52,348	0.04%	1.35%	to	1.65%	0.78%	to	1.08%
December 31, 2015	20,031	$1.56429	to	$2.94835	$58,698	0.15%	1.35%	to	1.65%	5.81%	to	6.12%
December 31, 2014	22,311	$1.47837	to	$2.77955	$61,531	0.10%	1.35%	to	1.65%	7.18%	to	7.49%
December 31, 2013	25,118	$1.37938	to	$2.58719	$64,475	0.23%	1.35%	to	1.65%	34.63%	to	35.03%

	American Century VP Value Fund (Class I)
December 31, 2017	6,738	$3.18564	to	$3.91837	$26,279	1.64%	1.35%	to	1.65%	6.98%	to	7.30%
December 31, 2016	7,562	$2.97766	to	$3.65359	$27,509	1.74%	1.35%	to	1.65%	18.53%	to	18.88%
December 31, 2015	8,164	$2.51211	to	$3.07494	$24,981	2.12%	1.35%	to	1.65%	-5.45%	to	-5.16%
December 31, 2014	9,538	$2.65685	to	$3.24394	$30,778	1.54%	1.35%	to	1.65%	11.24%	to	11.57%
December 31, 2013	10,636	$2.38831	to	$2.90895	$30,803	1.65%	1.35%	to	1.65%	29.59%	to	29.97%

	Franklin Small-Mid Cap Growth VIP Fund (Class 2)
December 31, 2017	7,437	$1.88334	to	$3.30962	$24,043	0.00%	1.35%	to	1.65%	19.43%	to	19.79%
December 31, 2016	8,208	$1.57697	to	$2.76434	$22,199	0.00%	1.35%	to	1.65%	2.49%	to	2.79%
December 31, 2015	9,396	$1.53866	to	$2.69077	$24,715	0.00%	1.35%	to	1.65%	-4.24%	to	-3.95%
December 31, 2014	10,386	$1.60675	to	$2.80296	$28,451	0.00%	1.35%	to	1.65%	5.73%	to	6.04%
December 31, 2013	11,731	$1.51967	to	$2.64465	$30,317	0.00%	1.35%	to	1.65%	35.92%	to	36.31%

	Prudential Jennison 20/20 Focus Portfolio (Class I)
December 31, 2017	13,523	$3.07738	to	$3.31617	$44,792	0.00%	1.35%	to	1.65%	28.18%	to	28.56%
December 31, 2016	15,618	$2.40092	to	$2.58090	$40,266	0.00%	1.35%	to	1.65%	-0.04%	to	0.27%
December 31, 2015	18,090	$2.40178	to	$2.57551	$46,546	0.00%	1.35%	to	1.65%	4.54%	to	4.86%
December 31, 2014	20,333	$2.29737	to	$2.45756	$49,920	0.00%	1.35%	to	1.65%	5.41%	to	5.72%
December 31, 2013	22,694	$2.17940	to	$2.32560	$52,712	0.00%	1.35%	to	1.65%	27.77%	to	28.15%

	Davis Value Portfolio
December 31, 2017	12,130	$2.03765	to	$2.14658	$25,779	0.74%	1.35%	to	1.65%	20.64%	to	21.00%
December 31, 2016	13,699	$1.68897	to	$1.77405	$24,077	1.23%	1.35%	to	1.65%	10.07%	to	10.39%
December 31, 2015	15,857	$1.53445	to	$1.60704	$25,264	0.76%	1.35%	to	1.65%	-0.05%	to	0.24%
December 31, 2014	18,108	$1.53523	to	$1.60314	$28,795	0.91%	1.35%	to	1.65%	4.33%	to	4.64%
December 31, 2013	20,232	$1.47145	to	$1.53200	$30,760	0.84%	1.35%	to	1.65%	31.26%	to	31.65%

	AB VPS Large Cap Growth Portfolio (Class B)
December 31, 2017	5,895	$1.41754	to	$1.49492	$8,716	0.00%	1.35%	to	1.65%	29.55%	to	29.92%
December 31, 2016	5,898	$1.09420	to	$1.15062	$6,715	0.00%	1.35%	to	1.65%	0.70%	to	1.00%
December 31, 2015	7,167	$1.08660	to	$1.13924	$8,081	0.00%	1.35%	to	1.65%	9.05%	to	9.38%
December 31, 2014	7,457	$0.99640	to	$1.04158	$7,691	0.00%	1.35%	to	1.65%	11.99%	to	12.33%
December 31, 2013	7,839	$0.88970	to	$0.92729	$7,205	0.00%	1.35%	to	1.65%	34.78%	to	35.18%

	Prudential SP Small Cap Value Portfolio (Class I)
December 31, 2017	26,956	$2.70883	to	$3.68521	$90,794	0.00%	1.35%	to	2.00%	10.00%	to	10.70%
December 31, 2016	30,664	$2.46039	to	$3.33068	$93,506	0.00%	1.35%	to	2.00%	23.00%	to	23.79%
December 31, 2015	34,695	$1.99837	to	$2.69201	$85,721	0.00%	1.35%	to	2.00%	-7.22%	to	-6.62%
December 31, 2014	39,236	$2.15175	to	$2.88444	$104,079	0.00%	1.35%	to	2.00%	2.88%	to	3.54%
December 31, 2013	45,199	$2.08949	to	$2.78722	$116,216	0.00%	1.35%	to	2.00%	34.76%	to	35.61%

	Janus Henderson VIT Research Portfolio (Service Shares)
December 31, 2017	4,943	$1.28226	to	$2.91700	$10,326	0.24%	1.40%	to	2.00%	25.06%	to	25.80%
December 31, 2016	5,449	$1.02225	to	$2.31883	$9,067	0.38%	1.40%	to	2.00%	-1.69%	to	-1.10%
December 31, 2015	6,153	$1.03673	to	$2.34486	$10,479	0.45%	1.40%	to	2.00%	3.02%	to	3.63%
December 31, 2014	7,009	$1.00336	to	$2.26282	$11,422	0.22%	1.40%	to	2.00%	10.52%	to	11.18%
December 31, 2013	8,225	$0.90515	to	$2.03533	$12,065	0.66%	1.40%	to	2.00%	27.44%	to	28.20%

	SP Prudential U.S. Emerging Growth Portfolio (Class I)
December 31, 2017	31,152	$2.08074	to	$4.70150	$105,906	0.00%	1.35%	to	2.00%	20.04%	to	20.81%
December 31, 2016	35,035	$1.72823	to	$3.89360	$98,683	0.00%	1.35%	to	2.00%	2.28%	to	2.93%
December 31, 2015	39,225	$1.68478	to	$3.78454	$107,539	0.00%	1.35%	to	2.00%	-4.27%	to	-3.66%
December 31, 2014	44,521	$1.75488	to	$3.93032	$127,551	0.00%	1.35%	to	2.00%	7.36%	to	8.05%
December 31, 2013	51,864	$1.62968	to	$3.63925	$137,598	0.00%	1.35%	to	2.00%	25.95%	to	26.76%

A 94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Prudential SP International Growth Portfolio (Class I)
December 31, 2017	16,536	$1.06471	to	$2.68018	$32,257	0.00%	1.40%	to	2.00%	33.16%	to	33.95%
December 31, 2016	18,568	$0.79731	to	$2.00102	$27,188	0.00%	1.40%	to	2.00%	-5.47%	to	-4.91%
December 31, 2015	20,465	$0.84098	to	$2.10438	$31,563	0.00%	1.40%	to	2.00%	1.34%	to	1.95%
December 31, 2014	23,271	$0.82745	to	$2.06435	$35,459	0.00%	1.40%	to	2.00%	-7.56%	to	-7.00%
December 31, 2013	26,352	$0.89246	to	$2.22017	$43,541	0.00%	1.35%	to	2.00%	16.54%	to	17.29%

	AST Goldman Sachs Large-Cap Value Portfolio
December 31, 2017	36,026	$12.24532	to	$23.57079	$646,683	0.00%	0.55%	to	3.25%	6.19%	to	9.14%
December 31, 2016	32,294	$11.25440	to	$21.89511	$532,189	0.00%	0.55%	to	3.25%	7.93%	to	10.93%
December 31, 2015	34,839	$10.17726	to	$20.01155	$522,927	0.00%	0.55%	to	3.25%	-7.72%	to	6.09%
December 31, 2014	16,013	$10.96235	to	$21.39027	$259,463	0.00%	0.55%	to	3.25%	9.46%	to	12.51%
December 31, 2013	15,311	$11.42443	to	$19.27594	$221,801	0.00%	0.55%	to	3.25%	25.90%	to	32.81%

	AST Cohen & Steers Realty Portfolio
December 31, 2017	12,441	$11.49818	to	$31.05029	$243,725	0.00%	0.55%	to	3.25%	2.80%	to	5.66%
December 31, 2016	12,696	$10.91590	to	$29.79355	$239,515	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	12,433	$10.50466	to	$28.97784	$229,030	0.00%	0.55%	to	3.25%	1.44%	to	10.36%
December 31, 2014	13,312	$11.64573	to	$28.17786	$239,838	0.00%	0.55%	to	3.25%	15.51%	to	30.19%
December 31, 2013	13,244	$9.68396	to	$21.94358	$186,235	0.00%	0.55%	to	3.25%	-1.36%	to	2.57%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2017	111,352	$12.44794	to	$16.63081	$1,564,163	0.00%	0.55%	to	3.25%	8.51%	to	11.53%
December 31, 2016	116,489	$11.26302	to	$15.03722	$1,487,767	0.00%	0.55%	to	3.25%	0.47%	to	3.27%
December 31, 2015	122,496	$11.00591	to	$14.68376	$1,537,582	0.00%	0.55%	to	3.25%	-3.43%	to	-0.73%
December 31, 2014	130,504	$11.18827	to	$14.91662	$1,675,340	0.00%	0.55%	to	3.25%	2.02%	to	4.87%
December 31, 2013	131,617	$10.76626	to	$14.34386	$1,639,217	0.00%	0.55%	to	3.25%	7.42%	to	10.42%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2017	8,178	$11.32236	to	$22.05958	$134,367	0.00%	0.55%	to	3.25%	12.78%	to	15.91%
December 31, 2016	7,875	$9.78081	to	$19.29478	$113,488	0.00%	0.55%	to	3.25%	2.69%	to	5.55%
December 31, 2015	8,473	$9.27899	to	$18.53439	$116,779	0.00%	0.55%	to	3.25%	-9.12%	to	4.17%
December 31, 2014	9,863	$9.94566	to	$20.11564	$146,622	0.00%	0.55%	to	3.25%	-1.74%	to	1.00%
December 31, 2013	10,554	$11.69942	to	$20.19327	$156,741	0.00%	0.55%	to	3.25%	25.84%	to	33.89%

	AST High Yield Portfolio
December 31, 2017	14,829	$11.59419	to	$18.82273	$219,287	0.00%	0.55%	to	3.25%	3.99%	to	6.88%
December 31, 2016	14,421	$10.86186	to	$17.85478	$202,254	0.00%	0.55%	to	3.25%	11.66%	to	14.76%
December 31, 2015	13,669	$9.47712	to	$15.77372	$169,187	0.00%	0.55%	to	3.25%	-6.70%	to	-3.24%
December 31, 2014	15,527	$9.89459	to	$16.67561	$203,687	0.00%	0.55%	to	3.25%	-1.05%	to	1.99%
December 31, 2013	16,564	$10.42183	to	$16.57675	$216,591	0.00%	0.55%	to	3.25%	3.70%	to	6.59%

	AST Small-Cap Growth Opportunities Portfolio
December 31, 2017	8,199	$12.22476	to	$31.71645	$181,631	0.00%	0.55%	to	3.25%	23.55%	to	26.99%
December 31, 2016	7,974	$9.63926	to	$25.32160	$141,144	0.00%	0.55%	to	3.25%	4.21%	to	7.11%
December 31, 2015	8,834	$9.01138	to	$23.96900	$148,073	0.00%	0.55%	to	3.25%	-11.16%	to	1.00%
December 31, 2014	10,032	$13.35563	to	$24.11445	$169,022	0.00%	0.55%	to	3.25%	1.53%	to	4.36%
December 31, 2013	10,131	$12.91409	to	$23.42720	$165,527	0.00%	0.55%	to	3.25%	33.40%	to	40.04%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2017	5,461	$12.78380	to	$30.81359	$119,136	0.00%	0.55%	to	3.25%	14.69%	to	17.88%
December 31, 2016	5,669	$10.87863	to	$26.50191	$106,317	0.00%	0.55%	to	3.25%	10.30%	to	13.37%
December 31, 2015	5,767	$9.62571	to	$23.70041	$97,023	0.00%	0.55%	to	3.25%	-9.64%	to	0.53%
December 31, 2014	6,170	$11.23471	to	$25.87248	$113,915	0.00%	0.55%	to	3.25%	11.23%	to	14.34%
December 31, 2013	6,399	$12.06993	to	$22.94256	$104,911	0.00%	0.55%	to	3.25%	23.34%	to	31.69%

	AST Small-Cap Value Portfolio
December 31, 2017	6,775	$13.62288	to	$29.83207	$144,480	0.00%	0.55%	to	3.25%	3.87%	to	6.76%
December 31, 2016	6,921	$12.80031	to	$28.33077	$139,960	0.00%	0.55%	to	3.25%	25.02%	to	28.49%
December 31, 2015	5,601	$9.99297	to	$22.35385	$89,371	0.00%	0.55%	to	3.25%	-7.42%	to	4.08%
December 31, 2014	6,294	$10.54465	to	$23.81628	$107,335	0.00%	0.55%	to	3.25%	1.85%	to	5.87%
December 31, 2013	7,038	$12.47438	to	$23.06551	$116,350	0.00%	0.55%	to	3.25%	27.51%	to	36.64%

A 95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2017	29,239	$12.48662	to	$28.89444	$608,567	0.00%	0.55%	to	3.25%	22.97%	to	26.39%
December 31, 2016	29,784	$9.91006	to	$23.17737	$496,877	0.00%	0.55%	to	3.25%	-1.65%	to	1.09%
December 31, 2015	31,934	$9.83409	to	$23.24614	$534,194	0.00%	0.55%	to	3.25%	-8.75%	to	2.12%
December 31, 2014	14,692	$11.31270	to	$25.12814	$271,570	0.00%	0.55%	to	3.25%	7.90%	to	13.47%
December 31, 2013	15,464	$12.28300	to	$22.97023	$261,949	0.00%	0.55%	to	3.25%	25.09%	to	31.46%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2017	22,705	$13.62825	to	$29.00321	$467,505	0.00%	0.55%	to	3.25%	15.33%	to	18.54%
December 31, 2016	23,496	$11.53285	to	$24.80628	$411,063	0.00%	0.55%	to	3.25%	16.00%	to	19.23%
December 31, 2015	24,491	$9.70319	to	$21.09411	$361,251	0.00%	0.55%	to	3.25%	-10.83%	to	1.55%
December 31, 2014	25,255	$10.81514	to	$23.33405	$409,452	0.00%	0.55%	to	3.25%	7.95%	to	13.12%
December 31, 2013	25,383	$11.16325	to	$20.91410	$365,289	0.00%	0.55%	to	3.25%	31.12%	to	39.09%

	AST Lord Abbett Core Fixed Income Portfolio
December 31, 2017	56,508	$10.27556	to	$15.08156	$688,065	0.00%	0.55%	to	3.25%	0.00%	to	2.79%
December 31, 2016	54,223	$10.03100	to	$14.87608	$648,215	0.00%	0.55%	to	3.25%	-0.72%	to	2.04%
December 31, 2015	55,224	$9.86125	to	$14.78095	$652,219	0.00%	0.55%	to	3.25%	-3.81%	to	-1.13%
December 31, 2014	49,551	$10.18285	to	$15.15769	$594,715	0.00%	0.55%	to	3.25%	2.93%	to	5.80%
December 31, 2013	46,780	$9.71214	to	$14.52525	$533,925	0.00%	0.55%	to	3.25%	-5.19%	to	-2.54%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2017	18,619	$14.82140	to	$33.92641	$466,163	0.00%	0.55%	to	3.25%	28.68%	to	32.26%
December 31, 2016	20,369	$11.24130	to	$26.00664	$390,226	0.00%	0.55%	to	3.25%	2.15%	to	5.00%
December 31, 2015	20,054	$10.73986	to	$25.11237	$369,143	0.00%	0.55%	to	3.25%	6.50%	to	11.97%
December 31, 2014	23,783	$11.25817	to	$23.25943	$404,850	0.00%	0.55%	to	3.25%	7.00%	to	12.47%
December 31, 2013	16,363	$12.76835	to	$21.44225	$255,014	0.00%	0.55%	to	3.25%	30.12%	to	35.86%

	AST MFS Growth Portfolio
December 31, 2017	7,414	$13.77953	to	$29.04752	$170,338	0.00%	0.55%	to	3.25%	26.47%	to	29.99%
December 31, 2016	7,161	$10.63355	to	$22.65541	$127,817	0.00%	0.55%	to	3.25%	-1.39%	to	1.35%
December 31, 2015	6,756	$10.52964	to	$22.66308	$120,117	0.00%	0.55%	to	3.25%	3.74%	to	9.59%
December 31, 2014	7,243	$11.13384	to	$21.54740	$122,405	0.00%	0.55%	to	3.25%	5.18%	to	11.72%
December 31, 2013	7,176	$12.75859	to	$20.20752	$113,750	0.00%	0.55%	to	3.25%	29.91%	to	35.95%

	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2017	16,836	$12.80688	to	$34.16965	$381,807	0.00%	0.55%	to	3.25%	10.10%	to	13.16%
December 31, 2016	16,396	$11.35231	to	$30.61307	$334,007	0.00%	0.55%	to	3.25%	14.40%	to	17.58%
December 31, 2015	14,931	$9.68512	to	$26.39664	$262,670	0.00%	0.55%	to	3.25%	-8.70%	to	1.07%
December 31, 2014	15,349	$11.02363	to	$28.51908	$292,469	0.00%	0.55%	to	3.25%	10.42%	to	13.62%
December 31, 2013	15,234	$12.86338	to	$25.44872	$259,477	0.00%	0.55%	to	3.25%	31.13%	to	41.23%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2017	16,298	$8.60242	to	$12.09585	$164,924	0.00%	0.55%	to	3.25%	-1.59%	to	1.15%
December 31, 2016	15,963	$8.74158	to	$12.02965	$161,562	0.00%	0.55%	to	3.25%	-1.66%	to	1.08%
December 31, 2015	15,084	$8.88893	to	$11.97203	$152,558	0.00%	0.55%	to	3.25%	-2.78%	to	-0.07%
December 31, 2014	15,866	$9.14331	to	$12.05162	$162,190	0.00%	0.55%	to	3.25%	-3.34%	to	-0.65%
December 31, 2013	17,793	$9.45965	to	$12.20183	$185,800	0.00%	0.55%	to	3.25%	-5.35%	to	-2.71%

	AST QMA US Equity Alpha Portfolio
December 31, 2017	10,875	$14.32971	to	$34.89959	$275,319	0.00%	0.55%	to	3.25%	18.29%	to	21.58%
December 31, 2016	10,551	$11.82308	to	$29.10267	$222,962	0.00%	0.55%	to	3.25%	11.12%	to	14.21%
December 31, 2015	9,355	$10.38394	to	$25.83362	$176,411	0.00%	0.55%	to	2.95%	0.13%	to	8.03%
December 31, 2014	8,980	$11.24219	to	$25.55053	$168,707	0.00%	0.55%	to	2.95%	11.83%	to	16.57%
December 31, 2013	6,347	$12.26676	to	$22.22337	$103,102	0.00%	0.55%	to	2.95%	24.92%	to	31.70%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2017	26,241	$8.87023	to	$15.08687	$285,152	0.00%	0.55%	to	3.25%	6.73%	to	9.70%
December 31, 2016	26,455	$8.11025	to	$13.86822	$265,263	0.00%	0.55%	to	3.25%	20.58%	to	23.93%
December 31, 2015	26,606	$6.56393	to	$11.28433	$217,496	0.00%	0.55%	to	3.25%	-21.88%	to	0.94%
December 31, 2014	28,651	$8.19862	to	$14.17056	$295,414	0.00%	0.55%	to	3.25%	-14.29%	to	-8.86%
December 31, 2013	29,034	$9.02327	to	$15.67993	$333,568	0.00%	0.55%	to	3.25%	11.63%	to	14.75%
A 96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2017	717,175	$13.85151	to	$20.66054	$11,688,101	0.00%	0.55%	to	3.25%	11.67%	to	14.77%
December 31, 2016	735,805	$12.17840	to	$18.25044	$10,599,350	0.00%	0.55%	to	3.25%	4.06%	to	6.95%
December 31, 2015	749,738	$11.49045	to	$17.30044	$10,255,016	0.00%	0.55%	to	3.25%	-3.21%	to	-0.51%
December 31, 2014	568,527	$11.65463	to	$17.63046	$7,977,063	0.00%	0.55%	to	3.25%	2.44%	to	5.30%
December 31, 2013	535,636	$11.16935	to	$16.97618	$7,295,774	0.00%	0.55%	to	3.25%	12.85%	to	16.19%

	AST MFS Global Equity Portfolio
December 31, 2017	22,832	$13.07346	to	$26.47870	$447,924	0.00%	0.55%	to	3.25%	19.83%	to	23.16%
December 31, 2016	22,338	$10.64809	to	$21.79721	$360,344	0.00%	0.55%	to	3.25%	3.64%	to	6.52%
December 31, 2015	22,632	$10.02712	to	$20.74591	$346,412	0.00%	0.55%	to	3.25%	-4.67%	to	3.91%
December 31, 2014	22,518	$10.30110	to	$21.46497	$356,337	0.00%	0.55%	to	3.25%	0.26%	to	3.06%
December 31, 2013	20,596	$11.84660	to	$21.11684	$320,306	0.00%	0.55%	to	3.25%	20.29%	to	26.93%

	AST J.P. Morgan International Equity Portfolio
December 31, 2017	17,268	$12.12309	to	$19.19734	$244,941	0.00%	0.55%	to	3.25%	25.43%	to	28.92%
December 31, 2016	16,014	$9.15230	to	$15.09703	$178,124	0.00%	0.55%	to	3.25%	-1.37%	to	1.37%
December 31, 2015	16,931	$9.49209	to	$15.09904	$187,875	0.00%	0.55%	to	3.25%	-5.95%	to	-3.33%
December 31, 2014	17,384	$9.85774	to	$15.83614	$201,653	0.00%	0.55%	to	3.25%	-9.41%	to	-6.88%
December 31, 2013	16,428	$10.62785	to	$17.24255	$207,309	0.00%	0.55%	to	3.25%	11.61%	to	14.73%

	AST Templeton Global Bond Portfolio
December 31, 2017	18,787	$8.72089	to	$12.44759	$188,205	0.00%	0.55%	to	3.25%	-1.27%	to	1.48%
December 31, 2016	17,312	$8.83280	to	$12.33854	$172,270	0.00%	0.55%	to	3.25%	0.97%	to	3.78%
December 31, 2015	17,773	$8.74760	to	$11.95898	$171,608	0.00%	0.55%	to	3.25%	-7.72%	to	3.76%
December 31, 2014	18,913	$9.47925	to	$12.68214	$194,300	0.00%	0.55%	to	3.25%	-2.71%	to	0.00%
December 31, 2013	19,028	$9.69586	to	$12.75701	$197,497	0.00%	0.55%	to	3.25%	-6.88%	to	-3.21%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2017	119,256	$12.09781	to	$20.56314	$1,626,779	0.00%	0.55%	to	3.25%	9.91%	to	12.97%
December 31, 2016	123,829	$10.93147	to	$18.45448	$1,510,962	0.00%	0.55%	to	3.25%	3.07%	to	5.94%
December 31, 2015	130,610	$10.53324	to	$17.66125	$1,520,154	0.00%	0.55%	to	3.25%	-3.86%	to	-1.18%
December 31, 2014	130,027	$10.88122	to	$18.12031	$1,548,823	0.00%	0.55%	to	3.25%	2.08%	to	4.92%
December 31, 2013	106,043	$10.58693	to	$17.50990	$1,219,180	0.00%	0.55%	to	3.25%	14.98%	to	19.84%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2017	536,307	$14.78599	to	$22.08013	$9,063,319	0.00%	0.55%	to	3.25%	14.07%	to	17.24%
December 31, 2016	530,110	$12.77860	to	$19.09374	$7,757,048	0.00%	0.55%	to	3.25%	3.37%	to	6.25%
December 31, 2015	530,160	$12.13656	to	$18.21974	$7,420,464	0.00%	0.55%	to	3.25%	-2.73%	to	-0.02%
December 31, 2014	516,836	$12.24977	to	$18.47645	$7,352,204	0.00%	0.55%	to	3.25%	3.52%	to	6.41%
December 31, 2013	477,773	$11.61737	to	$17.60529	$6,496,923	0.00%	0.55%	to	3.25%	17.67%	to	22.00%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2017	245,825	$11.80946	to	$17.00789	$3,337,538	0.00%	0.55%	to	3.25%	8.94%	to	11.97%
December 31, 2016	252,678	$10.76661	to	$15.40048	$3,099,702	0.00%	0.55%	to	3.25%	2.89%	to	5.75%
December 31, 2015	276,820	$10.35394	to	$14.76472	$3,252,182	0.00%	0.55%	to	3.25%	-6.36%	to	-3.75%
December 31, 2014	326,241	$10.85572	to	$15.55329	$4,038,220	0.00%	0.55%	to	3.25%	0.44%	to	3.25%
December 31, 2013	351,118	$10.61030	to	$15.27338	$4,268,988	0.00%	0.55%	to	3.25%	6.40%	to	9.37%

	AST Balanced Asset Allocation Portfolio
December 31, 2017	489,240	$13.85514	to	$19.82485	$7,740,602	0.00%	0.55%	to	3.25%	11.18%	to	14.28%
December 31, 2016	504,036	$12.23487	to	$17.58870	$7,082,882	0.00%	0.55%	to	3.25%	2.85%	to	5.71%
December 31, 2015	511,145	$11.67893	to	$16.86850	$6,905,423	0.00%	0.55%	to	3.25%	-2.79%	to	-0.08%
December 31, 2014	514,029	$11.79468	to	$17.11604	$7,070,583	0.00%	0.55%	to	3.25%	3.06%	to	5.94%
December 31, 2013	500,114	$11.23550	to	$16.38146	$6,621,022	0.00%	0.55%	to	3.25%	13.49%	to	17.00%

	AST Preservation Asset Allocation Portfolio
December 31, 2017	329,485	$12.29028	to	$16.50008	$4,615,130	0.00%	0.55%	to	3.25%	6.56%	to	9.53%
December 31, 2016	325,237	$11.32357	to	$15.27370	$4,238,527	0.00%	0.55%	to	3.25%	2.10%	to	4.95%
December 31, 2015	339,720	$10.88817	to	$14.75560	$4,282,307	0.00%	0.55%	to	3.25%	-3.11%	to	-0.41%
December 31, 2014	360,303	$11.03255	to	$15.02176	$4,631,404	0.00%	0.55%	to	3.25%	2.34%	to	5.19%
December 31, 2013	372,081	$10.58368	to	$14.47848	$4,626,398	0.00%	0.55%	to	3.25%	5.66%	to	8.61%

A 97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST FI Pyramis Quantitative Portfolio
December 31, 2017	253,498	$12.49999	to	$19.08352	$3,737,054	0.00%	0.55%	to	3.25%	12.70%	to	15.83%
December 31, 2016	258,493	$11.01581	to	$16.70324	$3,336,732	0.00%	0.55%	to	3.25%	0.87%	to	3.68%
December 31, 2015	257,720	$10.84576	to	$16.33350	$3,264,546	0.00%	0.55%	to	3.25%	-2.29%	to	0.44%
December 31, 2014	251,091	$11.02371	to	$16.48864	$3,226,253	0.00%	0.55%	to	3.25%	-0.20%	to	2.58%
December 31, 2013	248,285	$10.84192	to	$16.29666	$3,164,359	0.00%	0.55%	to	3.25%	11.03%	to	14.13%

	AST Prudential Growth Allocation Portfolio
December 31, 2017	865,745	$13.07674	to	$21.33806	$14,454,365	0.00%	0.55%	to	3.25%	12.33%	to	15.46%
December 31, 2016	522,511	$11.56133	to	$18.73700	$7,626,845	0.00%	0.55%	to	3.25%	6.53%	to	9.49%
December 31, 2015	527,423	$10.70877	to	$17.35014	$7,139,930	0.00%	0.55%	to	3.25%	-3.84%	to	-1.16%
December 31, 2014	324,805	$10.95802	to	$17.79750	$4,474,369	0.00%	0.55%	to	3.25%	5.65%	to	8.60%
December 31, 2013	296,876	$10.20562	to	$16.61628	$3,842,656	0.00%	0.55%	to	3.25%	13.22%	to	16.38%

	AST Advanced Strategies Portfolio
December 31, 2017	410,175	$14.05650	to	$21.50913	$6,806,564	0.00%	0.55%	to	3.25%	13.14%	to	16.28%
December 31, 2016	426,322	$12.19811	to	$18.75315	$6,167,029	0.00%	0.55%	to	3.25%	3.63%	to	6.52%
December 31, 2015	442,206	$11.55605	to	$17.84949	$6,092,156	0.00%	0.55%	to	3.25%	-2.47%	to	0.25%
December 31, 2014	447,097	$11.63271	to	$18.05257	$6,256,006	0.00%	0.55%	to	3.25%	2.66%	to	5.52%
December 31, 2013	426,587	$11.12429	to	$17.34521	$5,785,628	0.00%	0.55%	to	3.25%	12.52%	to	15.92%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2017	30,787	$14.61551	to	$36.59589	$833,920	0.00%	0.55%	to	3.25%	33.42%	to	37.13%
December 31, 2016	29,887	$10.69163	to	$27.05680	$601,544	0.00%	0.55%	to	3.25%	-0.63%	to	2.13%
December 31, 2015	31,122	$10.50087	to	$26.85854	$623,579	0.00%	0.55%	to	3.25%	6.02%	to	9.50%
December 31, 2014	31,590	$11.22522	to	$24.98767	$590,749	0.00%	0.55%	to	3.25%	4.82%	to	13.35%
December 31, 2013	30,311	$13.54255	to	$23.51273	$533,490	0.00%	0.55%	to	3.25%	37.92%	to	43.23%

	AST Government Money Market Portfolio
December 31, 2017	22,117	$7.75820	to	$9.86199	$200,273	0.33%	0.55%	to	3.25%	-2.91%	to	-0.21%
December 31, 2016	25,161	$7.99087	to	$9.90066	$229,531	0.00%	0.55%	to	3.25%	-3.24%	to	-0.56%
December 31, 2015	25,658	$8.24671	to	$9.97360	$237,142	0.00%	0.55%	to	3.25%	-3.25%	to	-0.26%
December 31, 2014	20,583	$8.49004	to	$10.08368	$192,741	0.00%	0.55%	to	3.25%	-3.25%	to	-0.47%
December 31, 2013	22,470	$8.74050	to	$10.20011	$213,351	0.00%	0.55%	to	3.25%	-3.25%	to	-0.55%

	AST Small-Cap Growth Portfolio
December 31, 2017	10,814	$13.14862	to	$33.53710	$255,987	0.00%	0.55%	to	3.25%	19.90%	to	23.24%
December 31, 2016	10,540	$10.70280	to	$27.59069	$205,700	0.00%	0.55%	to	3.25%	8.44%	to	11.46%
December 31, 2015	11,007	$9.63214	to	$25.09686	$195,871	0.00%	0.55%	to	3.25%	-2.49%	to	0.23%
December 31, 2014	10,894	$10.96730	to	$25.38680	$196,547	0.00%	0.55%	to	3.25%	0.44%	to	10.75%
December 31, 2013	11,797	$12.40268	to	$24.92978	$209,244	0.00%	0.55%	to	3.25%	26.69%	to	34.43%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2017	147,932	$9.99097	to	$14.88787	$1,717,612	0.00%	0.55%	to	3.25%	0.98%	to	3.79%
December 31, 2016	143,734	$9.86820	to	$14.42933	$1,625,408	0.00%	0.55%	to	3.25%	0.85%	to	3.66%
December 31, 2015	153,110	$9.60692	to	$14.00299	$1,687,495	0.00%	0.55%	to	3.25%	-5.29%	to	-1.67%
December 31, 2014	178,576	$9.95820	to	$14.46916	$2,043,441	0.00%	0.55%	to	3.25%	0.84%	to	3.66%
December 31, 2013	201,354	$9.69455	to	$14.04141	$2,248,671	0.00%	0.55%	to	3.25%	-5.03%	to	-2.38%

	AST International Value Portfolio
December 31, 2017	11,483	$10.76476	to	$17.68303	$147,956	0.00%	0.55%	to	3.25%	18.83%	to	22.14%
December 31, 2016	11,324	$8.85551	to	$14.67838	$119,788	0.00%	0.55%	to	3.25%	-2.68%	to	0.03%
December 31, 2015	11,460	$8.88788	to	$14.87771	$121,599	0.00%	0.55%	to	3.25%	-9.82%	to	2.47%
December 31, 2014	8,002	$8.89959	to	$15.04489	$90,248	0.00%	0.55%	to	3.25%	-9.74%	to	-6.37%
December 31, 2013	7,524	$9.62974	to	$16.44049	$92,461	0.00%	0.55%	to	3.25%	15.59%	to	18.81%

	AST International Growth Portfolio
December 31, 2017	18,218	$11.82643	to	$20.65495	$269,589	0.00%	0.55%	to	3.25%	31.04%	to	34.68%
December 31, 2016	17,977	$8.94166	to	$15.54838	$196,952	0.00%	0.55%	to	3.25%	-6.90%	to	-4.31%
December 31, 2015	18,345	$9.47869	to	$16.47336	$211,152	0.00%	0.55%	to	3.25%	-0.21%	to	7.39%
December 31, 2014	17,912	$9.27675	to	$16.28200	$201,219	0.00%	0.55%	to	3.25%	-8.60%	to	-2.22%
December 31, 2013	17,172	$9.91250	to	$17.57026	$206,639	0.00%	0.55%	to	3.25%	15.19%	to	18.40%

A 98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Investment Grade Bond Portfolio
December 31, 2017	91,943	$10.39166	to	$17.10935	$1,250,379	0.00%	0.55%	to	2.65%	1.56%	to	3.74%
December 31, 2016	229,222	$10.15962	to	$16.55751	$2,963,396	0.00%	0.55%	to	2.65%	1.45%	to	3.63%
December 31, 2015	209,767	$9.94319	to	$16.04012	$2,669,601	0.00%	0.55%	to	2.65%	-1.51%	to	0.62%
December 31, 2014	54,970	$10.02333	to	$16.00477	$727,546	0.00%	0.55%	to	2.65%	3.90%	to	6.14%
December 31, 2013	48,730	$9.57812	to	$15.13806	$621,532	0.00%	0.55%	to	2.65%	-5.75%	to	-3.72%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2017	56,852	$10.92420	to	$14.16469	$723,371	0.00%	0.55%	to	3.25%	2.86%	to	5.72%
December 31, 2016	50,540	$10.36504	to	$13.45051	$615,290	0.00%	0.55%	to	3.25%	1.74%	to	4.57%
December 31, 2015	46,717	$9.94275	to	$12.91308	$549,910	0.00%	0.55%	to	3.25%	-2.05%	to	0.68%
December 31, 2014	45,410	$10.27737	to	$12.87649	$536,794	0.00%	0.55%	to	3.25%	3.00%	to	6.61%
December 31, 2013	38,647	$9.72854	to	$12.12603	$433,901	0.00%	0.55%	to	3.25%	-4.69%	to	-2.03%

	AST Bond Portfolio 2018
December 31, 2017	7,833	$10.27975	to	$13.85319	$88,133	0.00%	1.15%	to	3.25%	-2.55%	to	-0.45%
December 31, 2016	5,248	$10.54896	to	$13.93326	$60,357	0.00%	1.15%	to	3.25%	-1.69%	to	0.44%
December 31, 2015	5,765	$10.72979	to	$13.89063	$66,648	0.00%	1.15%	to	3.25%	-2.47%	to	-0.35%
December 31, 2014	6,473	$11.00100	to	$13.95817	$75,796	0.00%	1.15%	to	3.25%	-0.67%	to	1.48%
December 31, 2013	8,868	$11.07563	to	$13.77289	$103,179	0.00%	1.15%	to	3.25%	-6.29%	to	-4.26%

	AST Bond Portfolio 2019
December 31, 2017	755	$10.50634	to	$14.00752	$8,872	0.00%	1.30%	to	3.25%	-2.51%	to	-0.53%
December 31, 2016	1,014	$10.77642	to	$14.08226	$12,094	0.00%	1.30%	to	3.25%	-1.84%	to	0.15%
December 31, 2015	1,152	$10.97872	to	$14.06169	$13,887	0.00%	1.30%	to	3.25%	-2.21%	to	-0.23%
December 31, 2014	1,127	$11.22726	to	$14.09353	$13,783	0.00%	1.15%	to	3.25%	0.88%	to	3.07%
December 31, 2013	1,691	$11.03065	to	$13.69295	$20,191	0.00%	1.15%	to	3.25%	-7.93%	to	-5.93%

	AST Global Real Estate Portfolio
December 31, 2017	4,913	$11.05096	to	$22.99078	$78,498	0.00%	0.55%	to	3.25%	7.29%	to	10.28%
December 31, 2016	4,912	$10.05235	to	$21.13691	$71,984	0.00%	0.55%	to	3.25%	-2.38%	to	0.34%
December 31, 2015	4,979	$10.04953	to	$21.35711	$73,698	0.00%	0.55%	to	3.25%	-3.34%	to	5.49%
December 31, 2014	5,837	$10.85387	to	$21.79318	$88,156	0.00%	0.55%	to	3.25%	7.71%	to	13.30%
December 31, 2013	6,107	$10.08073	to	$19.50272	$82,371	0.00%	0.55%	to	3.25%	0.96%	to	3.77%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2017	21,866	$9.48471	to	$16.48263	$240,319	0.00%	0.55%	to	3.25%	22.28%	to	25.68%
December 31, 2016	19,509	$7.69657	to	$13.29600	$172,460	0.00%	0.55%	to	3.25%	8.72%	to	11.74%
December 31, 2015	20,044	$6.90859	to	$12.06351	$160,261	0.00%	0.55%	to	3.25%	-19.44%	to	0.59%
December 31, 2014	22,066	$8.36743	to	$14.76931	$215,174	0.00%	0.55%	to	3.25%	-7.78%	to	-5.21%
December 31, 2013	22,890	$8.85375	to	$15.79714	$237,960	0.00%	0.55%	to	3.25%	-3.03%	to	-0.33%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2017	15,520	$13.48301	to	$31.89211	$354,794	0.00%	0.55%	to	3.25%	8.55%	to	11.57%
December 31, 2016	15,081	$12.12221	to	$28.98016	$314,315	0.00%	0.55%	to	3.25%	20.28%	to	23.63%
December 31, 2015	16,007	$9.83593	to	$23.76601	$273,930	0.00%	0.55%	to	3.25%	-8.57%	to	2.45%
December 31, 2014	17,426	$10.75944	to	$25.63821	$322,407	0.00%	0.55%	to	3.25%	3.71%	to	7.79%
December 31, 2013	17,117	$12.69230	to	$24.38308	$301,627	0.00%	0.55%	to	3.25%	29.72%	to	38.05%

	AST Schroders Global Tactical Portfolio (expired April 28, 2017)
December 31, 2017	—	$10.72040	to	$19.19136	$—	0.00%	0.55%	to	3.25%	3.47%	to	4.40%
December 31, 2016	371,620	$10.31658	to	$18.46553	$5,282,558	0.00%	0.55%	to	3.25%	3.36%	to	6.23%
December 31, 2015	397,986	$9.85084	to	$17.62315	$5,403,210	0.00%	0.55%	to	3.25%	-3.78%	to	-1.09%
December 31, 2014	242,326	$11.66637	to	$18.13826	$3,390,732	0.00%	0.55%	to	3.25%	2.42%	to	5.28%
December 31, 2013	229,670	$11.25123	to	$17.46806	$3,115,315	0.00%	0.55%	to	3.25%	13.73%	to	17.41%

	AST RCM World Trends Portfolio
December 31, 2017	304,321	$12.40431	to	$17.84338	$4,362,027	0.00%	0.55%	to	3.25%	12.47%	to	15.59%
December 31, 2016	310,671	$10.95400	to	$15.65000	$3,900,808	0.00%	0.55%	to	3.25%	1.42%	to	4.24%
December 31, 2015	325,283	$10.72707	to	$15.22173	$3,973,304	0.00%	0.55%	to	3.25%	-3.41%	to	-0.72%
December 31, 2014	273,990	$11.02964	to	$15.54433	$3,451,525	0.00%	0.55%	to	3.25%	1.72%	to	4.56%
December 31, 2013	262,920	$10.76855	to	$15.07275	$3,225,999	0.00%	0.55%	to	3.25%	8.79%	to	11.82%

A 99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Global Thematic Portfolio
December 31, 2017	164,998	$13.66410	to	$20.34045	$2,577,929	0.00%	0.55%	to	3.25%	13.17%	to	16.31%
December 31, 2016	161,567	$11.85459	to	$17.72985	$2,207,522	0.00%	0.55%	to	3.25%	1.81%	to	4.64%
December 31, 2015	160,974	$11.43224	to	$17.17857	$2,146,386	0.00%	0.55%	to	3.25%	-4.26%	to	-1.59%
December 31, 2014	162,235	$11.72319	to	$17.69896	$2,240,419	0.00%	0.55%	to	3.25%	2.91%	to	5.78%
December 31, 2013	155,830	$11.18390	to	$16.96442	$2,077,440	0.00%	0.55%	to	3.25%	12.50%	to	15.64%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2017	176,872	$12.07442	to	$16.64571	$2,355,804	0.00%	0.55%	to	3.25%	8.64%	to	11.67%
December 31, 2016	149,331	$10.93448	to	$15.11310	$1,819,142	0.00%	0.55%	to	3.25%	1.84%	to	4.68%
December 31, 2015	156,015	$10.54112	to	$14.63787	$1,842,734	0.00%	0.55%	to	3.25%	-4.13%	to	-1.45%
December 31, 2014	168,112	$10.79436	to	$15.06034	$2,047,500	0.00%	0.55%	to	3.25%	0.66%	to	3.47%
December 31, 2013	160,349	$10.52772	to	$14.75766	$1,929,095	0.00%	0.55%	to	3.25%	6.25%	to	9.22%

	ProFund VP Consumer Services
December 31, 2017	19	$24.42613	to	$28.51417	$520	0.00%	0.55%	to	2.00%	16.05%	to	17.72%
December 31, 2016	25	$20.51822	to	$24.22247	$567	0.00%	0.55%	to	2.30%	1.85%	to	3.61%
December 31, 2015	25	$20.14569	to	$23.37776	$555	0.00%	0.55%	to	2.30%	2.34%	to	4.11%
December 31, 2014	19	$19.68593	to	$22.45403	$393	0.00%	0.55%	to	2.30%	9.93%	to	11.84%
December 31, 2013	27	$17.90731	to	$20.07642	$518	0.21%	0.55%	to	2.30%	36.73%	to	39.10%

	ProFund VP Consumer Goods
December 31, 2017	38	$18.50545	to	$22.30308	$779	1.18%	0.55%	to	2.30%	12.48%	to	14.42%
December 31, 2016	49	$16.45290	to	$19.49188	$878	1.56%	0.55%	to	2.30%	1.22%	to	2.97%
December 31, 2015	24	$16.25439	to	$18.92880	$439	0.75%	0.55%	to	2.30%	1.82%	to	3.59%
December 31, 2014	21	$15.96364	to	$18.27284	$366	0.52%	0.55%	to	2.30%	7.75%	to	9.62%
December 31, 2013	25	$14.81554	to	$16.66911	$404	0.65%	0.55%	to	2.30%	25.57%	to	27.75%

	ProFund VP Financials
December 31, 2017	87	$11.74757	to	$24.34116	$1,252	0.36%	0.55%	to	2.90%	14.87%	to	17.54%
December 31, 2016	70	$10.16752	to	$21.19040	$834	0.37%	0.55%	to	2.90%	12.08%	to	14.69%
December 31, 2015	70	$9.01902	to	$15.80683	$716	0.35%	0.55%	to	2.30%	-3.71%	to	-2.04%
December 31, 2014	86	$9.36637	to	$16.13532	$917	0.20%	0.55%	to	2.30%	10.38%	to	12.30%
December 31, 2013	95	$8.48563	to	$14.36857	$863	0.43%	0.55%	to	2.30%	29.11%	to	31.35%

	ProFund VP Health Care
December 31, 2017	76	$22.65496	to	$28.34819	$1,872	0.00%	0.55%	to	2.90%	17.52%	to	20.25%
December 31, 2016	82	$19.16551	to	$24.12204	$1,698	0.00%	0.55%	to	2.90%	-6.75%	to	-4.58%
December 31, 2015	105	$20.43335	to	$22.70228	$2,300	0.00%	0.55%	to	2.30%	2.66%	to	4.45%
December 31, 2014	104	$19.90350	to	$21.73588	$2,194	0.08%	0.55%	to	2.30%	20.92%	to	23.02%
December 31, 2013	104	$16.46022	to	$17.66879	$1,795	0.29%	0.55%	to	2.30%	36.62%	to	38.99%

	ProFund VP Industrials
December 31, 2017	38	$17.52172	to	$25.52414	$809	0.19%	0.55%	to	2.30%	19.65%	to	21.73%
December 31, 2016	23	$14.64370	to	$20.96855	$399	0.19%	0.55%	to	2.30%	14.91%	to	16.90%
December 31, 2015	19	$12.69577	to	$17.93702	$274	0.10%	0.55%	to	2.35%	-5.64%	to	-3.95%
December 31, 2014	25	$13.45439	to	$18.67500	$376	0.28%	0.55%	to	2.35%	3.15%	to	5.00%
December 31, 2013	29	$13.04318	to	$17.78615	$422	0.53%	0.55%	to	2.35%	35.02%	to	37.43%

	ProFund VP Mid-Cap Growth
December 31, 2017	32	$18.53624	to	$23.56375	$645	0.00%	0.55%	to	2.30%	15.65%	to	17.66%
December 31, 2016	32	$16.02726	to	$20.02751	$557	0.00%	0.55%	to	2.30%	10.34%	to	12.26%
December 31, 2015	37	$14.52475	to	$17.84091	$575	0.00%	0.55%	to	2.30%	-1.97%	to	-0.27%
December 31, 2014	34	$14.81688	to	$17.88891	$542	0.00%	0.55%	to	2.30%	3.51%	to	5.31%
December 31, 2013	42	$14.31437	to	$16.98714	$628	0.00%	0.55%	to	2.30%	27.59%	to	29.81%

	ProFund VP Mid-Cap Value
December 31, 2017	25	$17.02379	to	$22.13478	$470	0.28%	0.55%	to	2.30%	8.13%	to	10.00%
December 31, 2016	28	$15.74407	to	$20.12241	$487	0.20%	0.55%	to	2.30%	21.55%	to	23.66%
December 31, 2015	25	$12.95243	to	$16.27269	$344	0.13%	0.55%	to	2.30%	-10.29%	to	-8.73%
December 31, 2014	32	$14.43790	to	$17.82890	$505	0.19%	0.55%	to	2.30%	7.71%	to	9.58%
December 31, 2013	51	$13.40458	to	$16.27030	$759	0.34%	0.55%	to	2.30%	29.19%	to	31.43%
A 100

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Real Estate
December 31, 2017	17	$12.57180	to	$24.37691	$251	0.83%	0.55%	to	2.90%	5.01%	to	7.46%
December 31, 2016	33	$11.90215	to	$23.21320	$446	1.74%	0.55%	to	2.90%	2.75%	to	5.14%
December 31, 2015	40	$11.51586	to	$17.45217	$532	0.62%	0.55%	to	2.30%	-1.93%	to	-0.23%
December 31, 2014	51	$11.74265	to	$17.49199	$693	1.62%	0.55%	to	2.30%	22.21%	to	24.33%
December 31, 2013	44	$9.60879	to	$14.06912	$446	1.29%	0.55%	to	2.30%	-2.16%	to	-0.46%

	ProFund VP Small-Cap Growth
December 31, 2017	35	$19.69274	to	$28.13292	$809	0.00%	0.55%	to	2.90%	9.79%	to	12.35%
December 31, 2016	39	$17.83184	to	$25.62340	$825	0.00%	0.55%	to	2.90%	16.85%	to	19.57%
December 31, 2015	33	$15.17114	to	$21.92754	$574	0.00%	0.55%	to	2.90%	-1.68%	to	0.62%
December 31, 2014	43	$15.34027	to	$22.30194	$757	0.00%	0.55%	to	2.90%	-0.71%	to	1.61%
December 31, 2013	68	$15.35942	to	$22.46084	$1,183	0.00%	0.55%	to	2.90%	36.47%	to	39.65%

	ProFund VP Small-Cap Value
December 31, 2017	17	$18.53206	to	$22.53087	$354	0.02%	0.55%	to	2.00%	7.57%	to	9.11%
December 31, 2016	13	$17.22862	to	$20.64982	$240	0.00%	0.55%	to	2.00%	26.26%	to	28.07%
December 31, 2015	14	$13.64566	to	$16.12404	$209	0.00%	0.55%	to	2.00%	-10.08%	to	-8.78%
December 31, 2014	16	$15.17487	to	$17.67642	$262	0.00%	0.55%	to	2.00%	3.74%	to	5.23%
December 31, 2013	28	$14.62787	to	$16.79752	$448	0.21%	0.55%	to	2.00%	34.98%	to	36.92%

	ProFund VP Telecommunications
December 31, 2017	9	$12.18557	to	$19.08175	$124	5.03%	0.55%	to	2.00%	-4.04%	to	-2.66%
December 31, 2016	16	$12.37959	to	$19.60331	$248	1.76%	0.55%	to	2.30%	18.93%	to	20.99%
December 31, 2015	8	$10.36988	to	$16.20279	$102	1.72%	0.55%	to	2.35%	-0.81%	to	0.96%
December 31, 2014	9	$10.45451	to	$16.04832	$97	4.10%	0.55%	to	2.35%	-1.74%	to	0.01%
December 31, 2013	14	$10.64000	to	$16.04617	$161	2.27%	0.55%	to	2.35%	9.50%	to	11.45%

	ProFund VP Utilities
December 31, 2017	35	$13.74388	to	$20.90968	$575	2.08%	0.55%	to	2.30%	8.16%	to	10.03%
December 31, 2016	51	$12.70717	to	$19.00323	$807	1.57%	0.55%	to	2.30%	12.50%	to	14.44%
December 31, 2015	45	$11.29562	to	$16.60493	$643	2.00%	0.55%	to	2.30%	-8.51%	to	-6.92%
December 31, 2014	55	$12.34589	to	$17.83892	$821	1.72%	0.55%	to	2.30%	23.05%	to	25.19%
December 31, 2013	49	$10.03284	to	$14.24930	$560	2.54%	0.55%	to	2.30%	10.77%	to	12.69%

	ProFund VP Large-Cap Growth
December 31, 2017	49	$18.74493	to	$26.52812	$1,025	0.00%	0.55%	to	2.90%	21.77%	to	24.60%
December 31, 2016	60	$15.30409	to	$21.78514	$1,018	0.04%	0.55%	to	2.90%	2.06%	to	4.44%
December 31, 2015	67	$14.90752	to	$19.10939	$1,109	0.00%	0.55%	to	2.30%	1.42%	to	3.19%
December 31, 2014	115	$14.69828	to	$18.51933	$1,832	0.11%	0.55%	to	2.30%	10.39%	to	12.31%
December 31, 2013	84	$13.31507	to	$16.49009	$1,188	0.33%	0.55%	to	2.30%	27.73%	to	29.95%

	ProFund VP Large-Cap Value
December 31, 2017	56	$13.61134	to	$23.14808	$881	1.02%	0.55%	to	2.90%	10.25%	to	12.81%
December 31, 2016	65	$12.31037	to	$20.99659	$942	1.15%	0.55%	to	2.90%	12.19%	to	14.80%
December 31, 2015	85	$10.94123	to	$16.31041	$1,057	1.00%	0.55%	to	2.60%	-7.15%	to	-5.26%
December 31, 2014	119	$11.78374	to	$17.21581	$1,542	0.66%	0.55%	to	2.60%	7.67%	to	9.87%
December 31, 2013	105	$11.12739	to	$15.66968	$1,312	0.94%	0.55%	to	2.30%	26.97%	to	29.18%

	AST Boston Partners Large-Cap Value Portfolio (expired April 28, 2017)
December 31, 2017	—	$11.10887	to	$19.06836	$—	0.00%	0.55%	to	3.25%	3.04%	to	3.97%
December 31, 2016	5,536	$10.68884	to	$18.36311	$88,476	0.00%	0.55%	to	3.25%	10.06%	to	13.12%
December 31, 2015	5,423	$9.46149	to	$16.29712	$77,722	0.00%	0.55%	to	3.25%	-7.86%	to	4.05%
December 31, 2014	6,072	$13.25293	to	$17.27505	$93,046	0.00%	0.55%	to	3.25%	6.68%	to	9.66%
December 31, 2013	5,993	$12.19594	to	$15.81555	$84,817	0.00%	0.55%	to	3.25%	24.20%	to	30.71%

	AST Jennison Large-Cap Growth Portfolio
December 31, 2017	9,566	$14.04651	to	$27.28108	$230,078	0.00%	0.55%	to	3.25%	31.43%	to	35.08%
December 31, 2016	9,078	$10.43078	to	$20.27527	$164,029	0.00%	0.55%	to	3.25%	-4.66%	to	-2.01%
December 31, 2015	9,404	$10.67760	to	$20.77175	$176,173	0.00%	0.55%	to	3.25%	7.04%	to	11.41%
December 31, 2014	7,911	$11.27625	to	$18.95352	$136,715	0.00%	0.55%	to	3.25%	5.95%	to	13.75%
December 31, 2013	7,114	$13.00723	to	$17.47295	$114,261	0.00%	0.55%	to	3.25%	32.06%	to	35.74%

A 101

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Bond Portfolio 2020
December 31, 2017	755	$10.94859	to	$12.94419	$9,008	0.00%	1.15%	to	3.25%	-2.38%	to	-0.27%
December 31, 2016	1,552	$11.21589	to	$12.97944	$18,824	0.00%	1.15%	to	3.25%	-1.35%	to	0.79%
December 31, 2015	2,184	$11.23155	to	$12.87816	$26,514	0.00%	1.15%	to	3.25%	-1.77%	to	0.36%
December 31, 2014	2,159	$11.26177	to	$12.83200	$26,327	0.00%	1.15%	to	3.25%	2.71%	to	4.94%
December 31, 2013	2,613	$10.48701	to	$12.22814	$30,751	0.00%	1.15%	to	3.25%	-9.55%	to	-7.59%

	AST Bond Portfolio 2017
December 31, 2017	171	$9.87099	to	$10.99786	$1,865	0.00%	1.90%	to	3.25%	-2.53%	to	-1.17%
December 31, 2016	6,459	$10.12709	to	$11.12803	$70,432	0.00%	1.90%	to	3.25%	-2.12%	to	-0.76%
December 31, 2015	6,710	$10.34648	to	$11.21325	$73,908	0.00%	1.90%	to	3.25%	-3.09%	to	-1.74%
December 31, 2014	6,505	$10.67630	to	$11.41153	$73,050	0.00%	1.90%	to	3.25%	-1.87%	to	-0.50%
December 31, 2013	8,655	$10.87944	to	$11.80555	$98,018	0.00%	1.15%	to	3.25%	-5.24%	to	-3.18%

	AST Bond Portfolio 2021
December 31, 2017	4,013	$11.47172	to	$13.56296	$49,026	0.00%	1.15%	to	3.25%	-1.71%	to	0.42%
December 31, 2016	6,206	$11.67161	to	$13.50690	$76,946	0.00%	1.15%	to	3.25%	-1.27%	to	0.86%
December 31, 2015	7,667	$11.82229	to	$13.39143	$95,592	0.00%	1.15%	to	3.25%	-1.52%	to	0.61%
December 31, 2014	8,022	$12.00532	to	$13.35471	$100,683	0.00%	1.15%	to	3.25%	4.18%	to	6.44%
December 31, 2013	6,858	$11.52353	to	$12.71942	$81,707	0.00%	1.15%	to	3.25%	-10.02%	to	-8.07%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2017	15	$18.63656	to	$19.83481	$280	3.05%	1.40%	to	1.85%	22.60%	to	23.14%
December 31, 2016	15	$15.20157	to	$16.10771	$237	2.91%	1.40%	to	1.85%	1.38%	to	1.83%
December 31, 2015	20	$14.99408	to	$15.81779	$307	4.18%	1.40%	to	1.85%	0.44%	to	0.88%
December 31, 2014	30	$14.92875	to	$15.67932	$454	2.99%	1.40%	to	1.85%	-7.02%	to	-6.61%
December 31, 2013	37	$16.05615	to	$16.78881	$597	2.36%	1.40%	to	1.85%	17.76%	to	18.28%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2017	230	$3.93787	to	$4.20877	$928	0.24%	1.40%	to	1.85%	32.51%	to	33.09%
December 31, 2016	247	$2.97174	to	$3.16227	$750	0.00%	1.40%	to	1.85%	-1.06%	to	-0.62%
December 31, 2015	274	$2.20583	to	$3.18208	$840	0.00%	1.40%	to	1.85%	-0.22%	to	0.22%
December 31, 2014	334	$2.20106	to	$3.17517	$1,027	0.00%	1.40%	to	1.85%	2.19%	to	2.65%
December 31, 2013	473	$2.14418	to	$3.09314	$1,417	0.39%	1.40%	to	1.85%	37.67%	to	38.29%

	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2017	18	$21.88231	to	$22.45154	$403	0.00%	1.50%	to	1.85%	23.85%	to	24.28%
December 31, 2016	22	$17.66788	to	$18.06542	$389	0.00%	1.50%	to	1.85%	6.14%	to	6.51%
December 31, 2015	23	$16.64510	to	$17.05290	$394	0.00%	1.40%	to	1.85%	-4.40%	to	-3.98%
December 31, 2014	25	$17.41188	to	$17.75964	$445	0.00%	1.40%	to	1.85%	-3.46%	to	-3.03%
December 31, 2013	33	$18.03604	to	$18.31500	$602	0.00%	1.40%	to	1.85%	47.82%	to	48.48%

	AST Bond Portfolio 2022
December 31, 2017	3,125	$10.81598	to	$12.56843	$36,142	0.00%	1.15%	to	3.25%	-1.72%	to	0.40%
December 31, 2016	5,334	$11.00568	to	$12.51794	$62,228	0.00%	1.15%	to	3.25%	-1.48%	to	0.66%
December 31, 2015	6,111	$11.17048	to	$12.43617	$71,799	0.00%	1.15%	to	3.25%	-1.22%	to	0.92%
December 31, 2014	4,101	$11.30860	to	$12.32246	$48,234	0.00%	1.15%	to	3.25%	6.78%	to	9.10%
December 31, 2013	5,950	$10.59034	to	$11.29472	$64,899	0.00%	1.15%	to	3.25%	-12.68%	to	-10.78%

	AST Quantitative Modeling Portfolio
December 31, 2017	74,247	$12.49130	to	$16.10404	$1,103,532	0.00%	0.55%	to	2.65%	15.15%	to	17.54%
December 31, 2016	67,999	$10.66032	to	$13.70085	$867,293	0.00%	0.55%	to	2.65%	3.58%	to	5.74%
December 31, 2015	60,584	$10.11339	to	$12.95739	$738,462	0.00%	0.55%	to	2.65%	-2.44%	to	4.38%
December 31, 2014	43,953	$10.54716	to	$13.00950	$545,769	0.00%	0.55%	to	2.65%	3.75%	to	5.92%
December 31, 2013	30,084	$11.59795	to	$12.28290	$358,117	0.00%	0.55%	to	2.25%	17.54%	to	21.72%

	AST BlackRock Global Strategies Portfolio
December 31, 2017	156,449	$11.30547	to	$13.58310	$1,972,632	0.00%	0.55%	to	3.25%	8.96%	to	11.99%
December 31, 2016	159,343	$10.37548	to	$12.12852	$1,812,805	0.00%	0.55%	to	3.25%	3.49%	to	6.37%
December 31, 2015	163,922	$10.02536	to	$11.40201	$1,772,067	0.00%	0.55%	to	3.25%	-6.15%	to	-3.53%
December 31, 2014	163,477	$10.68270	to	$11.81961	$1,852,566	0.00%	0.55%	to	3.25%	1.49%	to	4.32%
December 31, 2013	159,964	$10.52625	to	$11.33041	$1,757,753	0.00%	0.55%	to	3.25%	7.25%	to	10.24%

A 102

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2017	73	$21.24227	to	$21.71125	$1,571	0.93%	1.50%	to	1.85%	18.54%	to	18.95%
December 31, 2016	79	$17.92008	to	$18.25306	$1,419	2.26%	1.50%	to	1.85%	10.48%	to	10.86%
December 31, 2015	89	$16.21986	to	$16.53517	$1,446	0.40%	1.40%	to	1.85%	-4.61%	to	-4.19%
December 31, 2014	93	$17.00412	to	$17.25814	$1,586	0.29%	1.40%	to	1.85%	8.69%	to	9.17%
December 31, 2013	107	$15.64456	to	$15.80815	$1,674	0.45%	1.40%	to	1.85%	28.61%	to	29.18%

	AST Prudential Core Bond Portfolio
December 31, 2017	26,114	$10.03925	to	$11.89704	$294,892	0.00%	0.55%	to	3.25%	2.25%	to	5.09%
December 31, 2016	23,110	$9.81877	to	$11.32083	$250,514	0.00%	0.55%	to	3.25%	0.83%	to	3.64%
December 31, 2015	20,330	$9.73794	to	$10.92367	$214,505	0.00%	0.55%	to	3.25%	-3.51%	to	-0.82%
December 31, 2014	18,102	$10.09214	to	$11.01361	$194,171	0.00%	0.55%	to	3.25%	2.62%	to	5.48%
December 31, 2013	14,767	$9.68326	to	$10.44169	$151,663	0.00%	0.55%	to	2.85%	-5.10%	to	-2.85%

	AST Bond Portfolio 2023
December 31, 2017	709	$9.35131	to	$10.42622	$7,147	0.00%	1.50%	to	3.25%	-1.60%	to	0.20%
December 31, 2016	1,279	$9.50345	to	$10.58010	$12,901	0.00%	1.15%	to	3.25%	-1.39%	to	0.74%
December 31, 2015	854	$9.63768	to	$10.44565	$8,653	0.00%	1.30%	to	3.25%	-0.63%	to	1.39%
December 31, 2014	9,386	$9.69880	to	$10.30246	$94,025	0.00%	1.30%	to	3.25%	8.96%	to	11.17%
December 31, 2013	21,962	$8.90118	to	$9.29219	$199,986	0.00%	1.15%	to	3.25%	-13.12%	to	-11.23%

	AST New Discovery Asset Allocation Portfolio
December 31, 2017	44,909	$12.98944	to	$15.18385	$628,915	0.00%	0.55%	to	3.25%	12.72%	to	15.85%
December 31, 2016	43,064	$11.52384	to	$13.10620	$526,896	0.00%	0.55%	to	3.25%	0.94%	to	3.75%
December 31, 2015	42,485	$11.40064	to	$12.63270	$507,613	0.00%	0.55%	to	3.25%	-4.45%	to	-1.78%
December 31, 2014	39,864	$11.71380	to	$12.86226	$491,762	0.00%	0.55%	to	3.25%	1.72%	to	4.56%
December 31, 2013	31,973	$11.30516	to	$12.30125	$383,555	0.00%	0.55%	to	3.15%	14.35%	to	18.26%

	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2017	661	$10.06002	to	$11.85714	$7,173	0.00%	0.55%	to	1.95%	7.18%	to	8.70%
December 31, 2016	478	$9.38642	to	$10.92774	$4,762	0.00%	0.55%	to	1.95%	8.45%	to	10.00%
December 31, 2015	350	$8.65469	to	$9.95247	$3,176	0.00%	0.55%	to	1.95%	-4.97%	to	0.60%
December 31, 2014	263	$9.10774	to	$9.70400	$2,477	0.00%	0.55%	to	1.95%	-2.95%	to	0.80%
December 31, 2013	150	$9.16475	to	$9.52764	$1,404	0.00%	0.55%	to	1.95%	-9.83%	to	-8.03%

	AST MFS Large-Cap Value Portfolio
December 31, 2017	9,130	$13.32560	to	$19.51393	$166,418	0.00%	0.55%	to	3.15%	13.65%	to	16.70%
December 31, 2016	7,262	$11.45474	to	$16.72215	$114,425	0.00%	0.55%	to	3.15%	9.88%	to	12.82%
December 31, 2015	3,551	$10.18463	to	$14.82181	$50,150	0.00%	0.55%	to	2.65%	-3.35%	to	6.06%
December 31, 2014	2,236	$10.95451	to	$15.01238	$32,565	0.00%	0.55%	to	2.70%	7.24%	to	9.61%
December 31, 2013	1,183	$12.28936	to	$13.69602	$15,936	0.00%	0.55%	to	2.70%	25.05%	to	33.76%

	AST Bond Portfolio 2024 (available January 2, 2013)
December 31, 2017	1,614	$9.22494	to	$10.10027	$15,782	0.00%	1.50%	to	3.25%	-1.61%	to	0.18%
December 31, 2016	231	$9.52582	to	$10.21662	$2,284	0.00%	1.15%	to	2.95%	-1.01%	to	0.74%
December 31, 2015	368	$9.50916	to	$10.14192	$3,632	0.00%	1.15%	to	3.25%	-0.50%	to	1.66%
December 31, 2014	5,710	$9.55706	to	$9.97651	$55.945	0.00%	1.15%	to	3.25%	10.87%	to	13.27%
December 31, 2013	7,249	$8.62024	to	$8.80746	$63,244	0.00%	1.15%	to	3.25%	-13.80%	to	11.93%

	AST AQR Emerging Markets Equity Portfolio (available February 25, 2013)
December 31, 2017	2,206	$11.65250	to	$14.89447	$27,290	0.00%	0.55%	to	1.95%	32.33%	to	34.21%
December 31, 2016	636	$8.80590	to	$11.11804	$5,865	0.00%	0.55%	to	1.95%	11.16%	to	12.74%
December 31, 2015	454	$7.92164	to	$9.87917	$3,695	0.00%	0.55%	to	1.95%	-17.17%	to	2.68%
December 31, 2014	209	$9.56412	to	$9.85401	$2,023	0.00%	0.55%	to	1.95%	-5.02%	to	-2.14%
December 31, 2013	117	$10.06910	to	$10.19183	$1,184	0.00%	0.55%	to	1.95%	0.71%	to	1.92%

	AST ClearBridge Dividend Growth Portfolio (available February 25, 2013)
December 31, 2017	8,769	$13.85320	to	$17.16491	$142,435	0.00%	0.55%	to	3.15%	14.69%	to	17.75%
December 31, 2016	8,007	$11.80128	to	$14.57703	$111,580	0.00%	0.55%	to	3.15%	11.28%	to	14.26%
December 31, 2015	4,530	$10.36052	to	$12.75751	$55,947	0.00%	0.55%	to	2.85%	-6.32%	to	7.54%
December 31, 2014	4,132	$11.05572	to	$13.30316	$53,805	0.00%	0.55%	to	2.85%	9.84%	to	12.98%
December 31, 2013	1,526	$11.56161	to	$11.77434	$17,800	0.00%	0.55%	to	2.65%	15.64%	to	17.75%

A 103

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST QMA Emerging Markets Equity Portfolio (available February 25, 2013 and expired April 28, 2017)
December 31, 2017	—	$8.97251	to	$11.88002	$—	0.00%	0.55%	to	1.95%	12.43%	to	12.95%
December 31, 2016	524	$7.98066	to	$10.52430	$4,410	0.00%	0.55%	to	1.95%	6.87%	to	8.39%
December 31, 2015	387	$7.46775	to	$9.72726	$2,999	0.00%	0.55%	to	1.95%	-18.47%	to	1.94%
December 31, 2014	175	$9.15902	to	$9.85996	$1,639	0.00%	0.55%	to	1.95%	-4.37%	to	-2.01%
December 31, 2013	48	$9.58150	to	$9.69426	$467	0.00%	0.55%	to	1.90%	-4.17%	to	-3.05%

	AST Multi-Sector Fixed Income Portfolio (available February 25, 2013)
December 31, 2017	775,116	$11.24396	to	$11.69575	$8,715,463	0.00%	1.10%	to	1.90%	6.66%	to	7.53%
December 31, 2016	655,378	$10.54150	to	$10.87675	$6,908,726	0.00%	1.10%	to	1.90%	6.86%	to	7.73%
December 31, 2015	412,305	$9.86464	to	$10.09622	$4,067,264	0.00%	1.10%	to	1.90%	-4.91%	to	-4.14%
December 31, 2014	233,397	$10.37423	to	$10.53178	$2,421,326	0.00%	1.10%	to	1.90%	9.06%	to	9.95%
December 31, 2013	73,129	$9.51265	to	$9.57903	$695,654	0.00%	1.10%	to	1.90%	-4.86%	to	-4.20%

	AST BlackRock iShares ETF Portfolio (available April 29, 2013 and expired April 28, 2017)
December 31, 2017	—	$10.69996	to	$11.94691	$—	0.00%	0.55%	to	3.25%	3.01%	to	3.94%
December 31, 2016	29,656	$10.38750	to	$11.49438	$329,065	0.00%	0.55%	to	3.25%	2.90%	to	5.76%
December 31, 2015	23,213	$10.09470	to	$10.86804	$245,656	0.00%	0.55%	to	3.25%	-2.99%	to	-0.28%
December 31, 2014	17,481	$10.47787	to	$10.89838	$187,270	0.00%	0.55%	to	3.15%	0.32%	to	3.01%
December 31, 2013	8,247	$10.39072	to	$10.58015	$86,639	0.00%	0.55%	to	3.15%	3.93%	to	5.81%

	AST Defensive Asset Allocation Portfolio (available April 29, 2013 and expired April 28, 2017)
December 31, 2017	—	$9.67442	to	$10.80191	$—	0.00%	0.55%	to	3.25%	1.53%	to	2.45%
December 31, 2016	37,615	$9.52850	to	$10.54398	$382,210	0.00%	0.55%	to	3.25%	1.18%	to	3.99%
December 31, 2015	29,033	$9.41736	to	$10.13903	$286,280	0.00%	0.55%	to	3.25%	-3.34%	to	-0.65%
December 31, 2014	17,739	$9.84515	to	$10.20498	$177,916	0.00%	0.55%	to	3.25%	1.69%	to	4.53%
December 31, 2013	8,260	$9.58831	to	$9.76317	$80,066	0.00%	0.55%	to	3.15%	-4.09%	to	-2.36%

	AST AQR Large-Cap Portfolio (available April 29, 2013)
December 31, 2017	1,066	$13.70322	to	$17.85383	$17,609	0.00%	0.55%	to	2.95%	18.65%	to	21.46%
December 31, 2016	712	$11.31680	to	$14.69891	$9,887	0.00%	0.55%	to	2.35%	8.17%	to	10.09%
December 31, 2015	521	$10.31617	to	$13.35121	$6,684	0.00%	0.55%	to	2.35%	-0.61%	to	7.26%
December 31, 2014	199	$11.15982	to	$13.19717	$2,527	0.00%	0.55%	to	2.00%	10.95%	to	12.55%
December 31, 2013	66	$11.61220	to	$11.72588	$766	0.00%	0.55%	to	2.00%	16.14%	to	17.26%

	AST QMA Large-Cap Portfolio (available April 29, 2013)
December 31, 2017	758	$13.80718	to	$18.12665	$12,960	0.00%	0.55%	to	2.95%	17.94%	to	20.74%
December 31, 2016	604	$11.47070	to	$15.01238	$8,567	0.00%	0.55%	to	2.35%	8.32%	to	10.25%
December 31, 2015	446	$10.43704	to	$13.61715	$5,751	0.00%	0.55%	to	2.35%	-0.79%	to	8.62%
December 31, 2014	197	$11.16782	to	$13.48446	$2,453	0.00%	0.55%	to	2.05%	11.23%	to	14.61%
December 31, 2013	12	$11.64780	to	$11.76574	$136	0.00%	0.55%	to	2.05%	16.50%	to	17.66%

	AST Bond Portfolio 2025 (available January 2, 2014)
December 31, 2017	457	$10.73577	to	$11.43018	$5,081	0.00%	1.75%	to	3.25%	-1.47%	to	0.08%
December 31, 2016	1,025	$10.89604	to	$11.62015	$11,495	0.00%	1.15%	to	3.25%	-0.85%	to	1.30%
December 31, 2015	18,386	$10.98948	to	$11.47154	$206,638	0.00%	1.15%	to	3.25%	-1.32%	to	0.82%
December 31, 2014	2,681	$11.13605	to	$11.37768	$30,230	0.00%	1.15%	to	3.25%	11.36%	to	13.78%

	AST T. Rowe Price Growth Opportunities Portfolio (available February 10, 2014)
December 31, 2017	99,564	$12.73643	to	$13.45801	$1,294,638	0.00%	0.55%	to	1.95%	18.06%	to	19.74%
December 31, 2016	70,775	$10.78774	to	$11.23906	$774,986	0.00%	0.55%	to	1.95%	3.40%	to	4.87%
December 31, 2015	50,131	$10.43320	to	$10.71721	$527,806	0.00%	0.55%	to	1.95%	-0.48%	to	0.94%
December 31, 2014	27,151	$10.48352	to	$10.61730	$285,797	0.00%	0.55%	to	1.95%	4.85%	to	6.18%

A 104

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Global Growth Allocation Portfolio (available April 28, 2014)
December 31, 2017	2,312	$12.19042	to	$12.54184	$28,427	0.00%	0.55%	to	0.86%	15.71%	to	16.07%
December 31, 2016	1,992	$10.53192	to	$10.83766	$21,113	0.00%	0.55%	to	0.86%	4.79%	to	8.49%
December 31, 2015	1,563	$10.04789	to	$10.12253	$15,774	0.00%	0.55%	to	0.86%	-1.79%	to	4.89%
December 31, 2014	366	$10.23141	to	$10.25115	$3,753	0.00%	0.55%	to	0.83%	2.32%	to	2.52%

	AST T. Rowe Price Diversified Real Growth Portfolio (available April 28, 2014)
December 31, 2017	4,010	$12.60115	to	$13.13705	$51,709	0.00%	0.55%	to	0.86%	17.65%	to	18.02%
December 31, 2016	3,211	$10.71027	to	$11.16471	$35,120	0.00%	0.55%	to	0.86%	6.40%	to	11.77%
December 31, 2015	2,275	$10.06579	to	$10.28399	$23,321	0.00%	0.55%	to	0.86%	-1.02%	to	3.84%
December 31, 2014	784	$10.34076	to	$10.36085	$8,118	0.00%	0.55%	to	0.83%	3.41%	to	3.61%

	AST Prudential Flexible Multi-Strategy Portfolio (available April 28, 2014)
December 31, 2017	5,558	$12.30380	to	$13.04299	$71,846	0.00%	0.55%	to	0.86%	15.96%	to	16.32%
December 31, 2016	4,706	$10.61061	to	$11.21314	$52,330	0.00%	0.55%	to	0.86%	6.54%	to	6.87%
December 31, 2015	3,374	$9.95940	to	$10.49212	$35,131	0.00%	0.55%	to	0.86%	-0.83%	to	1.37%
December 31, 2014	484	$10.52974	to	$10.55012	$5,103	0.00%	0.55%	to	0.83%	5.30%	to	5.51%

	AST BlackRock Multi-Asset Income Portfolio (available April 28, 2014)
December 31, 2017	3,494	$10.54172	to	$11.31622	$37,405	0.00%	0.55%	to	0.86%	5.04%	to	5.36%
December 31, 2016	2,928	$10.03318	to	$10.77246	$29,714	0.00%	0.55%	to	0.86%	5.96%	to	7.96%
December 31, 2015	2,048	$9.46604	to	$9.87073	$19,535	0.00%	0.55%	to	0.86%	-4.89%	to	0.26%
December 31, 2014	756	$9.95303	to	$9.97233	$7,530	0.00%	0.55%	to	0.83%	-0.46%	to	-0.27%

	AST Franklin Templeton K2 Global Absolute Return Portfolio (available April 28, 2014)
December 31, 2017	1,743	$10.05440	to	$10.79189	$17,710	0.00%	0.55%	to	0.86%	6.59%	to	6.92%
December 31, 2016	1,414	$9.41612	to	$10.11179	$13,426	0.00%	0.55%	to	0.86%	1.47%	to	1.79%
December 31, 2015	1,127	$9.26287	to	$9.95233	$10,494	0.00%	0.55%	to	0.86%	-4.06%	to	0.93%
December 31, 2014	180	$9.68459	to	$9.69330	$1,746	0.00%	0.55%	to	0.68%	-3.15%	to	-3.06%

	AST Managed Equity Portfolio (available April 28, 2014)
December 31, 2017	2,236	$12.89039	to	$13.75859	$29,107	0.00%	0.55%	to	0.86%	23.12%	to	23.50%
December 31, 2016	1,691	$10.46987	to	$11.17400	$17,828	0.00%	0.55%	to	0.86%	4.30%	to	11.75%
December 31, 2015	1,017	$10.03787	to	$10.08586	$10,254	0.00%	0.55%	to	0.86%	-2.12%	to	4.46%
December 31, 2014	251	$10.28185	to	$10.29105	$2,586	0.00%	0.55%	to	0.68%	2.82%	to	2.92%

	AST Managed Fixed Income Portfolio (available April 28, 2014)
December 31, 2017	2,832	$10.33801	to	$10.49769	$29,511	0.00%	0.55%	to	0.86%	3.01%	to	3.33%
December 31, 2016	2,324	$10.03321	to	$10.19013	$23,449	0.00%	0.55%	to	0.86%	2.11%	to	2.96%
December 31, 2015	1,574	$9.77179	to	$9.84441	$15,432	0.00%	0.55%	to	0.86%	-2.41%	to	-1.06%
December 31, 2014	434	$10.01270	to	$10.03217	$4,356	0.00%	0.55%	to	0.83%	0.13%	to	0.33%

	AST FQ Absolute Return Currency Portfolio (available April 28, 2014)
December 31, 2017	234	$10.00569	to	$11.08185	$2,366	0.00%	0.55%	to	0.86%	-3.86%	to	-3.56%
December 31, 2016	293	$10.38820	to	$11.51129	$3,077	0.00%	0.55%	to	0.86%	11.33%	to	14.49%
December 31, 2015	71	$9.08497	to	$10.07218	$642	0.00%	0.55%	to	0.86%	-6.38%	to	-3.21%
December 31, 2014	33	$9.70452	to	$9.71324	$318	0.00%	0.55%	to	0.68%	-2.95%	to	-2.86%

	AST Jennison Global Infrastructure Portfolio (available April 28, 2014)
December 31, 2017	431	$11.74152	to	$12.86089	$5,087	0.00%	0.55%	to	0.86%	17.84%	to	18.20%
December 31, 2016	303	$9.94630	to	$10.91308	$3,029	0.00%	0.55%	to	0.86%	7.18%	to	8.67%
December 31, 2015	213	$9.26283	to	$9.32650	$1,976	0.00%	0.55%	to	0.86%	-10.95%	to	-3.15%
December 31, 2014	90	$10.40129	to	$10.41061	$934	0.00%	0.55%	to	0.68%	4.02%	to	4.11%

A 105

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Strategic Income Portfolio (available April 28, 2014)
December 31, 2017	498	$9.38114	to	$10.05724	$4,717	0.00%	0.55%	to	0.86%	-1.16%	to	-0.86%
December 31, 2016	432	$9.47476	to	$10.17493	$4,120	0.00%	0.55%	to	0.86%	0.18%	to	1.65%
December 31, 2015	276	$9.44066	to	$9.85997	$2,613	0.00%	0.55%	to	0.86%	-2.92%	to	-0.98%
December 31, 2014	128	$9.72436	to	$9.73320	$1,248	0.00%	0.55%	to	0.68%	-2.75%	to	-2.66%

	AST Legg Mason Diversified Growth Portfolio (available November 24, 2014)
December 31, 2017	25,241	$11.58978	to	$12.11096	$297,699	0.00%	0.55%	to	1.95%	12.38%	to	13.98%
December 31, 2016	16,090	$10.31324	to	$10.62586	$167,802	0.00%	0.55%	to	1.95%	6.80%	to	8.32%
December 31, 2015	7,330	$9.65663	to	$9.80980	$71,146	0.00%	0.55%	to	1.95%	-2.84%	to	-1.45%
December 31, 2014	448	$9.93851	to	$9.95398	$4,452	0.00%	0.55%	to	1.95%	-0.60%	to	-0.46%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2017	8,158	$9.58337	to	$10.21982	$80,946	0.00%	1.15%	to	3.25%	-0.90%	to	1.25%
December 31, 2016	12,370	$9.67030	to	$10.09408	$122,482	0.00%	1.15%	to	3.25%	-1.23%	to	0.90%
December 31, 2015	2,626	$9.79107	to	$10.00362	$26,042	0.00%	1.15%	to	3.25%	-2.09%	to	0.04%

	AST AB Global Bond Portfolio (available July 13, 2015)
December 31, 2017	278	$10.49441	to	$10.72288	$2,973	0.00%	0.55%	to	0.86%	1.67%	to	1.98%
December 31, 2016	139	$10.32124	to	$10.51420	$1,458	0.00%	0.55%	to	0.86%	3.32%	to	4.58%
December 31, 2015	35	$9.92428	to	$10.05358	$354	0.00%	0.55%	to	0.73%	-0.85%	to	0.54%

	AST Goldman Sachs Global Income Portfolio (available July 13, 2015)
December 31, 2017	117	$10.28925	to	$10.56502	$1,227	0.00%	0.55%	to	0.86%	1.22%	to	1.54%
December 31, 2016	77	$10.16408	to	$10.40509	$796	0.00%	0.55%	to	0.86%	1.65%	to	2.88%
December 31, 2015	27	$9.98850	to	$10.11344	$268	0.00%	0.55%	to	0.86%	-0.11%	to	1.14%

	AST Morgan Stanley Multi-Asset Portfolio (available July 13, 2015)
December 31, 2017	144	$9.04615	to	$9.14317	$1,306	0.00%	0.55%	to	0.86%	-0.86%	to	-0.55%
December 31, 2016	97	$9.10792	to	$9.21021	$890	0.00%	0.55%	to	0.86%	-3.58%	to	-3.28%
December 31, 2015	28	$9.42930	to	$9.53988	$263	0.00%	0.55%	to	0.86%	-5.70%	to	-4.98%

	AST Wellington Management Global Bond Portfolio (available July 13, 2015)
December 31, 2017	147	$10.28126	to	$10.50562	$1,545	0.00%	0.55%	to	0.86%	1.53%	to	1.84%
December 31, 2016	138	$10.14477	to	$10.31575	$1,421	0.00%	0.55%	to	0.73%	1.92%	to	2.10%
December 31, 2015	30	$9.95389	to	$10.10343	$302	0.00%	0.55%	to	0.73%	-0.55%	to	1.04%

	AST Neuberger Berman Long/Short Portfolio (available July 13, 2015)
December 31, 2017	271	$11.00302	to	$11.33873	$3,008	0.00%	0.55%	to	0.86%	12.18%	to	12.52%
December 31, 2016	151	$9.79109	to	$10.09492	$1,483	0.00%	0.55%	to	0.86%	2.46%	to	2.78%
December 31, 2015	59	$9.53894	to	$9.83983	$569	0.00%	0.55%	to	0.86%	-4.61%	to	-0.05%

	AST Wellington Management Real Total Return Portfolio (available July 13, 2015)
December 31, 2017	199	$9.05587	to	$9.70077	$1,829	0.00%	0.55%	to	0.86%	0.56%	to	0.88%
December 31, 2016	145	$8.98901	to	$9.64576	$1,326	0.00%	0.55%	to	0.86%	-4.44%	to	-2.91%
December 31, 2015	50	$9.38940	to	$9.73583	$473	0.00%	0.55%	to	0.86%	-6.10%	to	-0.58%

	AST QMA International Core Equity Portfolio (available July 13, 2015)
December 31, 2017	583	$11.49875	to	$13.07284	$6,792	0.00%	0.55%	to	0.86%	23.52%	to	23.90%
December 31, 2016	191	$9.29259	to	$10.58267	$1,797	0.00%	0.55%	to	0.86%	-0.27%	to	5.72%
December 31, 2015	73	$9.30124	to	$9.95406	$687	0.00%	0.55%	to	0.86%	-7.66%	to	3.29%

	AST Managed Alternatives Portfolio (available July 13, 2015)
December 31, 2017	609	$9.85255	to	$10.27896	$6,028	0.00%	0.55%	to	0.86%	1.68%	to	1.99%
December 31, 2016	396	$9.67218	to	$9.81074	$3,851	0.00%	0.55%	to	0.86%	0.06%	to	0.38%
December 31, 2015	100	$9.64856	to	$9.79147	$968	0.00%	0.55%	to	0.86%	-3.51%	to	-1.88%

A 106

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Emerging Managers Diversified Portfolio (available July 13, 2015)
December 31, 2017	319	$11.31771	to	$11.67517	$3,633	0.00%	0.55%	to	0.86%	13.32%	to	13.67%
December 31, 2016	120	$9.96933	to	$10.60661	$1,200	0.00%	0.55%	to	0.86%	2.61%	to	6.07%
December 31, 2015	41	$9.69848	to	$10.01474	$396	0.00%	0.55%	to	0.86%	-3.01%	to	2.05%

	AST Columbia Adaptive Risk Allocation Portfolio (available July 13, 2015)
December 31, 2017	1,097	$11.81898	to	$12.12978	$13,032	0.00%	0.55%	to	0.86%	12.74%	to	13.09%
December 31, 2016	698	$10.46420	to	$10.74472	$7,335	0.00%	0.55%	to	0.86%	8.71%	to	9.05%
December 31, 2015	178	$9.60862	to	$9.87115	$1,719	0.00%	0.55%	to	0.73%	-3.91%	to	0.79%

	Blackrock Global Allocation V.I. Fund (Class III) (available August 24, 2015)
December 31, 2017	2,991	$11.55486	to	$12.02704	$34,766	1.46%	0.55%	to	0.86%	12.73%	to	13.08%
December 31, 2016	2,006	$10.24971	to	$10.66757	$20,631	2.00%	0.55%	to	0.86%	2.92%	to	6.77%
December 31, 2015	556	$9.95939	to	$9.97066	$5,542	1.76%	0.55%	to	0.86%	1.58%	to	1.70%

	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (available August 24, 2015)
December 31, 2017	790	$11.63564	to	$11.93125	$9,257	4.16%	0.55%	to	0.86%	10.75%	to	11.09%
December 31, 2016	531	$10.50627	to	$10.77213	$5,614	4.91%	0.55%	to	0.86%	5.29%	to	7.96%
December 31, 2015	122	$9.97837	to	$9.98970	$1,218	7.20%	0.55%	to	0.86%	1.96%	to	2.07%

	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2017	8,868	$9.67130	to	$10.09446	$87,631	0.00%	1.15%	to	3.25%	-0.64%	to	1.51%
December 31, 2016	13,680	$9.73404	to	$9.94464	$134,672	0.00%	1.15%	to	3.25%	-2.66%	to	-0.55%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2017	547	$13.44223	to	$13.55385	$7,381	0.96%	1.40%	to	2.00%	38.34%	to	39.15%
December 31, 2016	585	$9.71702	to	$9.74026	$5,696	0.79%	1.40%	to	2.00%	-4.04%	to	-3.81%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2017	222	$9.88886	to	$10.10283	$2,219	0.00%	1.15%	to	3.25%	-1.11%	to	1.03%

________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

***
These amounts represent the total return for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total return for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total return for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the

A 107

Note 7:	Financial Highlights (continued)

five years in the period ended December 31, 2017 or from the effective date of the subaccount through the end of the reporting period.

(1)	Amount is less than 0.01%.

Charges and Expenses
The following represents the various charges and expenses of the Account which are paid to Pruco Life.

A.	Mortality and Expense Risk Charges

The mortality and expense risk charges are applied daily against the net assets of each subaccount. Mortality risk is the risk that contract owners may live longer than estimated and expense risk is the risk that the cost of issuing and administering the Contracts may exceed related charges by Pruco Life. The daily mortality and expense risk charges are assessed through the reduction in unit values.

B.	Administration Charge
The administration charge is applied daily against the net assets of each subaccount. Administration charges include costs associated with issuing the Contracts, establishing and maintaining records, and providing reports to contract owners. This charge is assessed through the reduction in unit values.

The following are the base and maximum combined mortality and expense risk, and administration charges of the respective Contracts.

Products	Base	Maximum
Discovery Choice	1.35%	1.65%
Discovery Preferred	1.40%	1.40%
Discovery Select	1.40%	1.40%
Prudential Defined Income Annuity	1.10%	1.90%
Prudential Premier Advisor Variable Annuity Series	0.55%	1.95%
Prudential Premier Investment Variable Annuity B Series	0.55%	0.73%
Prudential Premier Investment Variable Annuity C Series	0.68%	0.86%
Prudential Premier Retirement Variable Annuity	0.85%	0.85%
Prudential Premier Retirement Variable Annuity B Series	1.30%	2.70%
Prudential Premier Retirement Variable Annuity C Series	1.30%	3.15%
Prudential Premier Retirement Variable Annuity L Series	1.30%	3.10%
Prudential Premier Retirement Variable Annuity X Series	1.30%	3.25%
Prudential Premier Variable Annuity B Series	1.15%	2.55%
Prudential Premier Variable Annuity Bb Series	0.95%	2.35%
Prudential Premier Variable Annuity L Series	1.50%	2.90%
Prudential Premier Variable Annuity X Series	1.55%	2.95%
Strategic Partners Advisor	1.40%	2.25%
Strategic Partners FlexElite	1.60%	2.50%
Strategic Partners FlexElite 2	1.65%	2.75%
Strategic Partners Plus	1.40%	2.40%
Strategic Partners Plus 3	1.40%	2.60%
Strategic Partners Select	1.52%	1.52%
Strategic Partners Variable Annuity One	1.40%	2.40%
Strategic Partners Variable Annuity One 3	1.40%	2.60%

C.	Withdrawal Charges

A withdrawal charge may be assessed upon full or partial contract owner redemptions. These charges relate to the expenses of selling and distributing the Contracts, including sales commissions, printing of prospectuses, sales administration, preparation of sales literature and other promotional activities. No

A 108

Note 7:	Financial Highlights (continued)

withdrawal charge is imposed whenever earnings are withdrawn. The range for withdrawal charges is 0%-9%. The charge is assessed through the redemption of units.

D.	Other Related Charges

For Highest Daily Lifetime Seven, Highest Daily Lifetime Seven with Beneficiary Income Option, Highest Daily Lifetime Seven with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Seven and Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, the optional benefit fee is a percentage of the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

For Highest Daily Lifetime Income v3.0, Spousal Highest Daily Lifetime Income v3.0, Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income v2.1, Spousal Highest Daily Lifetime Income v2.1, Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income v2.1 with Highest Daily Death Benefit, Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income 2.0, Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Spousal Highest Daily Lifetime Income 2.0 with Highest Daily Death Benefit, Highest Daily Lifetime Income, Highest Daily Lifetime Income with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Income, Highest Daily Lifetime Six Plus, Highest Daily Lifetime Six Plus with Lifetime Income Accelerator, Spousal Highest Daily Lifetime Six Plus, and Spousal Highest Daily Lifetime Six Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus, Highest Daily Lifetime Seven Plus with Beneficiary Income Option, Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator, and Spousal Highest Daily Lifetime Seven Plus, the optional benefit fee is assessed against the greater of the unadjusted account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis.

An annual maintenance fee is charged if purchase payments or account value is less than a stated amount (varies by product and may vary by State).

A quarterly premium-based charge is applicable to certain products, which ranges from 0.15% to 0.84% annualized.

Note 8:	Other

Contract owner net payments-represent contract owner contributions under the Contracts net of applicable deductions, charges, and state premium taxes.

Annuity payments-represent periodic payments distributed under the terms of the Contracts.

Surrenders, withdrawals, and death benefits-are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.

Net transfers between other subaccounts or fixed rate option-are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment.

Miscellaneous transactions-amount represents primarily timing related adjustments to contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.

Other charges-are various Contract level charges as described in Charges and Expenses in Note 7, which are assessed through the redemptions of units.

A 109

Note 9:	Subsequent Events

Subsequent to year-end, the following subaccount expired:

Expiration Date	Portfolio
January 2, 2018	AST Bond Portfolio 2017

A 110

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Pruco Life Insurance Company and
the Contract Owners of Pruco Life Flexible Premium Variable Annuity Account

Opinions on the Financial Statements

We have audited the accompanying statements of net assets for each of the subaccounts of Pruco Life Flexible Premium Variable Annuity Account listed in the table below as of the dates indicated in the table below, the related statements of operations and the statements of changes in net assets for each of the periods listed in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts as of the dates indicated in the table below, the results of each of their operations and the changes in each of their net assets for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Prudential Government Money Market Portfolio (1)	AST J.P. Morgan Global Thematic Portfolio (1)
Prudential Diversified Bond Portfolio (1)	AST Goldman Sachs Multi-Asset Portfolio (1)
Prudential Equity Portfolio (Class I) (1)	ProFund VP Consumer Services (1)
Prudential Flexible Managed Portfolio (1)	ProFund VP Consumer Goods (1)
Prudential Conservative Balanced Portfolio (1)	ProFund VP Financials (1)
Prudential Value Portfolio (Class I) (1)	ProFund VP Health Care (1)
Prudential High Yield Bond Portfolio (1)	ProFund VP Industrials (1)
Prudential Natural Resources Portfolio (Class I) (1)	ProFund VP Mid-Cap Growth (1)
Prudential Stock Index Portfolio (1)	ProFund VP Mid-Cap Value (1)
Prudential Global Portfolio (1)	ProFund VP Real Estate (1)
Prudential Jennison Portfolio (Class I) (1)	ProFund VP Small-Cap Growth (1)
Prudential Small Capitalization Stock Portfolio (1)	ProFund VP Small-Cap Value (1)
T. Rowe Price International Stock Portfolio (1)	ProFund VP Telecommunications (1)
T. Rowe Price Equity Income Portfolio (Equity Income Class) (1)	ProFund VP Utilities (1)
Invesco V.I. Core Equity Fund (Series I) (1)	ProFund VP Large-Cap Growth (1)
Janus Henderson VIT Research Portfolio (Institutional Shares) (1)	ProFund VP Large-Cap Value (1)
Janus Henderson VIT Overseas Portfolio (Institutional Shares) (1)	AST Boston Partners Large-Cap Value Portfolio (2)
MFS Research Series (Initial Class) (1)	AST Jennison Large-Cap Growth Portfolio (1)
MFS Growth Series (Initial Class) (1)	AST Bond Portfolio 2020 (1)
American Century VP Value Fund (Class I) (1)	AST Bond Portfolio 2017 (1)
Franklin Small-Mid Cap Growth VIP Fund (Class 2) (1)	AST Bond Portfolio 2021 (1)
Prudential Jennison 20/20 Focus Portfolio (Class I) (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Davis Value Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
AB VPS Large Cap Growth Portfolio (Class B) (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
Prudential SP Small Cap Value Portfolio (Class I) (1)	AST Bond Portfolio 2022 (1)
Janus Henderson VIT Research Portfolio (Service Shares) (1)	AST Quantitative Modeling Portfolio (1)
SP Prudential U.S. Emerging Growth Portfolio (Class I) (1)	AST BlackRock Global Strategies Portfolio (1)
Prudential SP International Growth Portfolio (Class I) (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
AST Goldman Sachs Large-Cap Value Portfolio (1)	AST Prudential Core Bond Portfolio (1)
AST Cohen & Steers Realty Portfolio (1)	AST Bond Portfolio 2023 (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	AST New Discovery Asset Allocation Portfolio (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	AST Western Asset Emerging Markets Debt Portfolio (1)

A 111

AST High Yield Portfolio (1)	AST MFS Large-Cap Value Portfolio (1)
AST Small-Cap Growth Opportunities Portfolio (1)	AST Bond Portfolio 2024 (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	AST AQR Emerging Markets Equity Portfolio (1)
AST Small-Cap Value Portfolio (1)	AST ClearBridge Dividend Growth Portfolio (1)
AST Goldman Sachs Mid-Cap Growth Portfolio (1)	AST QMA Emerging Markets Equity Portfolio (2)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	AST Multi-Sector Fixed Income Portfolio (1)
AST Lord Abbett Core Fixed Income Portfolio (1)	AST BlackRock iShares ETF Portfolio (2)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	AST Defensive Asset Allocation Portfolio (2)
AST MFS Growth Portfolio (1)	AST AQR Large-Cap Portfolio (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	AST QMA Large-Cap Portfolio (1)
AST BlackRock Low Duration Bond Portfolio (1)	AST Bond Portfolio 2025 (1)
AST QMA US Equity Alpha Portfolio (1)	AST T. Rowe Price Growth Opportunities Portfolio (1)
AST T. Rowe Price Natural Resources Portfolio (1)	AST Goldman Sachs Global Growth Allocation Portfolio (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	AST T. Rowe Price Diversified Real Growth Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Prudential Flexible Multi-Strategy Portfolio (1)
AST J.P. Morgan International Equity Portfolio (1)	AST BlackRock Multi-Asset Income Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST Franklin Templeton K2 Global Absolute Return Portfolio (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Managed Equity Portfolio (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST Managed Fixed Income Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST FQ Absolute Return Currency Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Jennison Global Infrastructure Portfolio (1)
AST Preservation Asset Allocation Portfolio (1)	AST Goldman Sachs Strategic Income Portfolio (1)
AST FI Pyramis Quantitative Portfolio (1)	AST Legg Mason Diversified Growth Portfolio (1)
AST Prudential Growth Allocation Portfolio (1)	AST Bond Portfolio 2026 (1)
AST Advanced Strategies Portfolio (1)	AST AB Global Bond Portfolio (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	AST Goldman Sachs Global Income Portfolio (1)
AST Government Money Market Portfolio (1)	AST Morgan Stanley Multi-Asset Portfolio (1)
AST Small-Cap Growth Portfolio (1)	AST Wellington Management Global Bond Portfolio (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	AST Neuberger Berman Long/Short Portfolio (1)
AST International Value Portfolio (1)	AST Wellington Management Real Total Return Portfolio (1)
AST International Growth Portfolio (1)	AST QMA International Core Equity Portfolio (1)
AST Investment Grade Bond Portfolio (1)	AST Managed Alternatives Portfolio (1)
AST Western Asset Core Plus Bond Portfolio (1)	AST Emerging Managers Diversified Portfolio (1)
AST Bond Portfolio 2018 (1)	AST Columbia Adaptive Risk Allocation Portfolio (1)
AST Bond Portfolio 2019 (1)	Blackrock Global Allocation V.I. Fund (Class III) (1)
AST Global Real Estate Portfolio (1)	JPMorgan Insurance Trust Income Builder Portfolio (Class 2) (1)
AST Parametric Emerging Markets Equity Portfolio (1)	AST Bond Portfolio 2027 (5)
AST Goldman Sachs Small-Cap Value Portfolio (1)	NVIT Emerging Markets Fund (Class D) (4)
AST Schroders Global Tactical Portfolio (2)	AST Bond Portfolio 2028 (3)
AST RCM World Trends Portfolio (1)
(1) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the years ended December 31, 2017 and 2016.

(2) Statement of net assets as of April 28, 2017 (date of expiration), statement of operations for the period January 1, 2017 through April 28, 2017, and statements of changes in net assets for the period January 1, 2017 through April 28, 2017 and the year ended December 31, 2016.

(3) Statement of net assets as of December 31, 2017, statement of operations and statement of changes in net assets for the period January 3, 2017 (commencement of operations) through December 31, 2017.

(4) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the year ended December 31, 2017 and for the period August 5, 2016 (commencement of operations) through December 31, 2016.

A 112

(5) Statement of net assets as of December 31, 2017, statement of operations for the year ended December 31, 2017, and statements of changes in net assets for the year ended December 31, 2017 and for the period January 4, 2016 (commencement of operations) through December 31, 2016.

Basis for Opinions

These financial statements are the responsibility of the management of Pruco Life Insurance Company. Our responsibility is to express an opinion on the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 5, 2018

We have served as the auditor of one or more of the subaccounts in Pruco Life Flexible Premium Variable Annuity Account since 1996.

A 113

PRUCO LIFE INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Pruco Life Insurance Company (together with its consolidated subsidiaries, the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2017, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission ("COSO"). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2017.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 8, 2018

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Financial Position
As of December 31, 2017 and December 31, 2016 (in thousands, except share amounts)

	December 31, 2017	December 31, 2016
ASSETS
Fixed maturities, available for sale, at fair value (amortized cost: 2017 – $4,941,944; 2016 – $5,552,911)	$5,223,302	$5,617,549
Equity securities, available for sale, at fair value (cost: 2017 – $20,754; 2016 – $16,390)	23,122	16,756
Trading account assets, at fair value	56,281	35,328
Policy loans	1,161,101	1,166,456
Short-term investments	1,339	36,657
Commercial mortgage and other loans	1,083,419	1,150,381
Other long-term investments	263,074	344,463
Total investments	7,811,638	8,367,590
Cash and cash equivalents	212,569	96,157
Deferred policy acquisition costs	1,376,211	1,341,093
Accrued investment income	82,341	87,322
Reinsurance recoverables	32,555,500	28,674,226
Receivables from parent and affiliates	300,116	213,952
Other assets	465,467	279,222
Separate account assets	129,655,734	116,606,428
TOTAL ASSETS	$172,459,576	$155,665,990
LIABILITIES AND EQUITY
LIABILITIES
Policyholders’ account balances	$20,036,134	$18,894,893
Future policy benefits	18,593,130	16,503,260
Securities sold under agreements to repurchase	0	68,904
Cash collateral for loaned securities	33,169	74,976
Income taxes	32,440	97,400
Payables to parent and affiliates	228,210	73,628
Other liabilities	1,060,123	849,698
Separate account liabilities	129,655,734	116,606,428
Total liabilities	169,638,940	153,169,187
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 11)
EQUITY
Common stock ($10 par value; 1,000,000 shares authorized; 250,000 shares issued and outstanding)	2,500	2,500
Additional paid-in capital	1,141,092	986,062
Retained earnings	1,511,698	1,437,266
Accumulated other comprehensive income	165,346	70,975
Total equity	2,820,636	2,496,803
TOTAL LIABILITIES AND EQUITY	$172,459,576	$155,665,990
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Operations and Comprehensive Income
Years Ended December 31, 2017, 2016, and 2015 (in thousands)

	2017	2016	2015
REVENUES
Premiums	$54,706	$(825,942)	$77,634
Policy charges and fee income	254,542	787,195	2,156,387
Net investment income	352,410	375,950	416,587
Asset administration fees	17,593	84,443	362,321
Other income	67,749	31,107	55,515
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(8,374)	(18,020)	(1,514)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income	995	343	51
Other realized investment gains (losses), net	(72,807)	776,126	(207,075)
Total realized investment gains (losses), net	(80,186)	758,449	(208,538)
Total revenues	666,814	1,211,202	2,859,906
BENEFITS AND EXPENSES
Policyholders’ benefits	(38,380)	(260,200)	299,150
Interest credited to policyholders’ account balances	168,391	301,220	374,211
Amortization of deferred policy acquisition costs	95,007	628,101	659,169
General, administrative and other expenses	271,533	220,733	1,030,014
Total benefits and expenses	496,551	889,854	2,362,544
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES AND EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	170,263	321,348	497,362
Total income tax expense (benefit)	(154,654)	(73,869)	(10,641)
INCOME (LOSS) FROM OPERATIONS BEFORE EQUITY IN EARNINGS OF OPERATING JOINT VENTURE	324,917	395,217	508,003
Equity in earnings of operating joint venture, net of taxes	(485)	0	0
NET INCOME (LOSS)	$324,432	$395,217	$508,003
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	259	(8)	(507)
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	164,482	74,040	(164,799)
Reclassification adjustment for (gains) losses included in net income	(26,998)	(64,540)	(9,902)
Net unrealized investment gains (losses)	137,484	9,500	(174,701)
Other comprehensive income (loss), before tax	137,743	9,492	(175,208)
Less: Income tax expense (benefit) related to:
Foreign currency translation adjustments	91	(3)	(177)
Net unrealized investment gains (losses)	43,281	3,325	(61,145)
Total	43,372	3,322	(61,322)
Other comprehensive income (loss), net of tax	94,371	6,170	(113,886)
Comprehensive income (loss)	$418,803	$401,387	$394,117

See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Stockholder's Equity
Years Ended December 31, 2017, 2016 and 2015 (in thousands)

	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Total Equity
Balance, December 31, 2014	$2,500	$792,153	$3,557,144	$178,691	$4,530,488
Contributed capital		0			0
Dividend to parent			(430,000)		(430,000)
Contributed (distributed) capital-parent/child asset transfers		(12,180)			(12,180)
Comprehensive income:
Net income (loss)			508,003		508,003
Other comprehensive income (loss), net of tax				(113,886)	(113,886)
Total comprehensive income (loss)					394,117
Balance, December 31, 2015	$2,500	$779,973	$3,635,147	$64,805	$4,482,425
Contributed capital		205,000			205,000
Dividend to parent			(2,593,098)		(2,593,098)
Contributed (distributed) capital-parent/child asset transfers		1,089			1,089
Comprehensive income:
Net income (loss)			395,217		395,217
Other comprehensive income (loss), net of tax				6,170	6,170
Total comprehensive income (loss)					401,387
Balance, December 31, 2016	$2,500	$986,062	$1,437,266	$70,975	$2,496,803
Contributed capital		153,500			153,500
Dividend to parent			(250,000)		(250,000)
Contributed (distributed) capital-parent/child asset transfers		1,530			1,530
Comprehensive income:
Net income (loss)			324,432		324,432
Other comprehensive income (loss), net of tax				94,371	94,371
Total comprehensive income (loss)					418,803
Balance, December 31, 2017	$2,500	$1,141,092	$1,511,698	$165,346	$2,820,636
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Consolidated Statements of Cash Flows
Years Ended December 31, 2017, 2016 and 2015 (in thousands)

	2017	2016	2015
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$324,432	$395,217	$508,003
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(142,781)	113,501	(8,770)
Interest credited to policyholders’ account balances	168,391	301,220	374,211
Realized investment (gains) losses, net	80,186	(758,449)	208,538
Amortization and other non-cash items	(65,536)	(70,104)	(68,070)
Change in:
Future policy benefits	1,934,713	1,816,665	1,534,228
Reinsurance recoverables	(2,080,452)	(1,764,242)	(1,559,165)
Accrued investment income	(3,692)	12,709	(9,525)
Net payables to/receivables from parent and affiliates	43,913	(9,851)	20,299
Deferred policy acquisition costs	(183,884)	311,273	43,168
Income taxes	(74,156)	(45,147)	(36,879)
Derivatives, net	55,104	(198,861)	60,517
Other, net	47,594	(110,850)	76,374
Cash flows from (used in) operating activities	103,832	(6,919)	1,142,929
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	1,062,236	1,371,000	813,721
Short-term investments	72,725	260,027	823,112
Policy loans	143,655	137,778	135,449
Ceded policy loans	(15,188)	(8,989)	(9,129)
Commercial mortgage and other loans	254,635	209,263	219,379
Other long-term investments	31,192	12,479	15,633
Equity securities, available-for-sale	510	34,618	5,760
Trading account assets	214	1,595	1,500
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(1,315,508)	(2,465,763)	(1,719,015)
Short-term investments	(37,407)	(241,827)	(755,145)
Policy loans	(123,645)	(120,628)	(110,165)
Ceded policy loans	18,942	18,054	13,850
Commercial mortgage and other loans	(180,929)	(312,898)	(196,538)
Other long-term investments	(32,275)	(32,307)	(49,004)
Equity securities, available-for-sale	(5,000)	(5,000)	(31,063)
Trading account assets	(15,019)	0	(19,001)
Notes receivable from parent and affiliates, net	5,731	20,463	35,350
Derivatives, net	(17,569)	20,954	(12,164)
Other, net	(152,576)	(261)	(584)
Cash flows from (used in) investing activities	(305,276)	(1,101,442)	(838,054)
CASH FLOWS FROM FINANCING ACTIVITIES:
Policyholders’ account deposits	4,540,655	4,289,697	3,839,784
Ceded policyholders’ account deposits	(3,083,049)	(2,430,570)	(1,109,311)
Policyholders’ account withdrawals	(2,682,445)	(2,505,219)	(2,134,373)
Ceded policyholders’ account withdrawals	1,692,756	1,072,151	50,016
Net change in securities sold under agreement to repurchase and cash collateral for loaned securities	(110,710)	103,463	(25,002)
Dividend to parent	(250,000)	0	(430,000)

Contributed capital	148,500	405,321	0
Contributed (distributed) capital - parent/child asset transfers	2,354	1,676	(18,739)
Proceeds from the issuance of debt (maturities longer than 90 days)	0	0	412,000
Repayments of debt (maturities longer than 90 days)	0	(125,000)	(739,000)
Drafts outstanding	59,795	22,713	5,084
Cash flows from (used in) financing activities	317,856	834,232	(149,541)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	116,412	(274,129)	155,334
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	96,157	370,286	214,952
CASH AND CASH EQUIVALENTS, END OF YEAR	$212,569	$96,157	$370,286
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid, net of refunds	$(45,538)	$(28,772)	$26,237
Interest paid	$2,179	$16,263	$53,122
Significant Non-Cash Transactions
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $837 million of decreases in fixed maturities, available-for-sale, related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Gibraltar Universal Life Reinsurance Company ("GUL Re"), an affiliate, in the third quarter of 2017.
Cash Flows from Investing Activities for the year ended December 31, 2017 excludes $35 million of decreases in other long-term investments related to the tax settlements with Prudential Financial, Inc., which are related to the amendments of the reinsurance agreements between Pruco Life Insurance Company and Universal Prudential Arizona Reinsurance Company (“UPARC”), an affiliate, and Pruco Life Insurance Company and GUL Re, an affiliate, in the third quarter of 2017.
Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.
See Note 12 for more information on the reinsurance transactions mentioned above.
See Notes to Consolidated Financial Statements

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements

1. BUSINESS AND BASIS OF PRESENTATION
Pruco Life Insurance Company, (“Pruco Life”) is a wholly-owned subsidiary of The Prudential Insurance Company of America (“Prudential Insurance”), which in turn is a direct wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Pruco Life is a stock life insurance company organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam and in all States except New York, and sells such products primarily through affiliated and unaffiliated distributors.
Pruco Life has two subsidiaries, including one wholly-owned insurance subsidiary, Pruco Life Insurance Company of New Jersey, (“PLNJ”) and one indirect subsidiary formed in 2009 for the purpose of holding certain commercial loan and other investments. Pruco Life and its subsidiaries are together referred to as the "Company", "we" or "our" and all financial information is shown on a consolidated basis.
PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell life insurance and annuities in New Jersey and New York only.
Variable Annuities Recapture
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to an affiliated reinsurance company, Pruco Reinsurance, Ltd. ("Pruco Re"). Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to Prudential Annuities Life Assurance Corporation ("PALAC"), excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. These reinsurance agreements cover new and in force business and exclude business reinsured externally. The product risks related to the reinsured business are being managed in PALAC and Prudential Insurance, as applicable. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within PALAC and Prudential Insurance, as applicable. These series of transactions are collectively referred to as the "Variable Annuities Recapture".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The financial statement impacts of these transactions were as follows:
Affected Financial Statement Lines Only
Interim Statement of Financial Position

	Balance as of March 31, 2016	Impacts of Recapture	Impacts of Reinsurance	Total
	(in millions)
ASSETS
Total investments(1)	$10,702	$4,166	$(7,719)	$7,149
Cash and cash equivalents	496	0	12	508
Deferred policy acquisition costs	4,565	0	(3,449)	1,116
Reinsurance recoverables	24,781	(6,312)	10,267	28,736
Deferred sales inducements	550	0	(550)	0
Other assets	94	0	211	305
Income taxes	0	0	23	23
TOTAL ASSETS	151,859	(2,146)	(1,205)	148,508
LIABILITIES AND EQUITY
LIABILITIES
Income taxes	$91	$17	$0	$108
Short-term and long-term debt to affiliates(2)	1,385	0	(1,384)	1
Other liabilities	870	0	0	870
TOTAL LIABILITIES	147,554	17	(1,384)	146,187
EQUITY
Retained earnings(3)	3,337	(2,163)	258	1,432
Accumulated other comprehensive income	180	0	(79)	101
TOTAL EQUITY	4,305	(2,163)	179	2,321
TOTAL LIABILITIES AND EQUITY	151,859	(2,146)	(1,205)	148,508
Significant Non-Cash Transactions

(1)
The decline in total investments includes non-cash activities of $7.7 billion for asset transfers related to the reinsurance transaction with PALAC and Prudential Insurance, partially offset by $4.2 billion of assets received related to the recapture transaction with Pruco Re.

(2)
The Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively.

(3)	Retained earnings includes dividends of $2.8 billion to Prudential Insurance, and then distributed to Prudential Financial, as part of the Variable Annuities Recapture.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Statement of Operations and Comprehensive Income (Loss)
Day 1 Impact of the Variable Annuities Recapture

	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$(880)	$(880)
Realized investment gains (losses), net	(2,146)	2,951	805
TOTAL REVENUES	(2,146)	2,071	(75)
BENEFITS AND EXPENSES
Policyholders' benefits	0	(547)	(547)
General, administrative and other expenses	0	(211)	(211)
TOTAL BENEFITS AND EXPENSES	0	(758)	(758)
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(2,146)	2,829	683
Income tax expense (benefit)	17	(23)	(6)
NET INCOME (LOSS)	$(2,163)	$2,852	$689
As part of the Variable Annuities Recapture, the Company received invested assets of $4.2 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016 and unwound the associated reinsurance recoverable of $6.3 billion. As a result, the Company recognized a loss of $2.1 billion immediately.
As part of the Variable Annuities Recapture, the Company transferred invested assets of $7 billion and $0.7 billion to PALAC and Prudential Insurance, respectively, and established reinsurance recoverables of $10.3 billion. In addition, the Company received ceding commissions of $3.6 billion and $0.4 billion from PALAC and Prudential Insurance, respectively, of which $1.1 billion and $0.1 billion were in the form of reassignment of debt to PALAC and Prudential Insurance, respectively. Also, the Company unwound its deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances related to its variable annuity contracts as of March 31, 2016, which was equivalent to the ceding commission. For the reinsurance of the variable annuity base contracts, the Company recognized a loss of $0.2 billion, which was deferred and will subsequently be amortized through "General, administrative and other expenses". For the reinsurance of the living benefit guarantees, the Company recognized a benefit of $2.8 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.
The Company paid a dividend of $2.6 billion to Prudential Insurance, which was then distributed to Prudential Financial.
The following table summarizes the asset transfers related to Variable Annuities Recapture between the Company and its affiliates.

Affiliate	Period	Transaction	Security Type	Fair Value	Book Value	APIC and Retained Earnings Increase/(Decrease)	Realized Investment Gain/(Loss), Net
				(in millions)
Pruco Re	Apr - June 2016	Purchase	Derivatives	$4,166	$4,166	$0	$0
PALAC	Apr - June 2016	Sale	Fixed Maturity, Trading Account Assets, Commercial Mortgages, Derivatives and JV/LP Investments	$(6,994)	$(6,872)	$0	$122
Prudential Insurance	Apr - June 2016	Dividend	Fixed Maturity	$(19)	$(19)	$(19)	$0
Prudential Insurance	Apr - June 2016	Sale	Fixed Maturity, Trading Account Assets, Equity Securities, Commercial Mortgages and Derivatives	$(717)	$(703)	$15	$0
Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Intercompany balances and transactions have been eliminated.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; reinsurance recoverables; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.
2. SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 9 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, policyholders’ account balances and policyholders’ dividends that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral, including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.
Trading account assets, at fair value represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these investments are reported in “Other income.” Interest and dividend income from these investments is reported in “Net investment income”.
Equity securities, available-for-sale, at fair value is comprised of mutual funds and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, DSI, future policy benefits, reinsurance recoverables and policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in AOCI. The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are generally recognized in “Net investment income” on the ex-dividend date.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in “Net investment income".

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans as well as loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.
Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans, the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.
In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.
Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Other long-term investments consist of the Company’s investments in joint ventures and limited partnerships, other than operating joint ventures, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are accounted for using the equity method of accounting, the cost method when the Company’s partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies, or the fair value option where elected. The Company’s income from investments in joint ventures and partnerships accounted for using the equity method or the cost method, other than the Company’s investments in operating joint ventures, is included in “Net investment income”. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three month lag.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment, an OTTI is recognized.
When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.
The split between the amount of an OTTI recognized in other comprehensive income (loss) and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, DSI, certain future policy benefits, reinsurance recoverables, policyholders’ account balances and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in “Trading account assets, at fair value.” The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Deferred policy acquisition costs are related directly to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC”, net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.
DAC related to universal and variable life products and fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 12. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.
For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If policyholders surrender traditional life insurance policies in exchange for life insurance policies that do not have fixed and guaranteed terms, the Company immediately charges to expense the remaining unamortized DAC on the surrendered policies. For other internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 4 for additional information regarding DAC.
Deferred sales inducements represent various types of sales inducements to contractholders primarily related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to periodic recoverability testing. The Company records amortization of deferred sales inducements in “Interest credited to policyholders’ account balances.” Deferred sales inducements for applicable products are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. There was no deferred sales inducements balance at December 31, 2017 and 2016. See Note 6 for additional information regarding sales inducements.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates and third-party reinsurers. For additional information about these arrangements see Note 12.
Other assets consist primarily of premiums due, deferred loss on reinsurance with affiliates, receivables resulting from sales of securities that had not yet settled at the balance sheet date, prepaid tax expenses, and the Company’s investments in operating joint ventures. Investments in operating joint ventures are generally accounted for under the equity method. The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Separate account assets represent segregated funds that are invested for certain contractholders and other customers. The assets consist primarily of equity securities, fixed maturities, and real-estate related investments and are reported at fair value. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the contractholders, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s consolidated results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees”. See Note 6 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
LIABILITIES
Future policy benefits liability includes liabilities related to certain long-duration life and annuity contracts, which are discussed more fully in Note 6. These liabilities represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products and no lapse guarantees for our variable and universal life products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 6 and Note 9.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have fixed and guaranteed terms, where the timing and amount of payment depends on policyholder mortality and maintenance expenses less the present value of future net premiums. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 5 for additional information regarding future policy benefits.
Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues. See Note 5 for additional information regarding policyholders’ account balances.
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase and resale agreements which are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party, and receives cash as collateral. As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities. For securities repurchase agreements used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”). Income and expenses related to these transactions executed within the Company’s derivative operations are reported in “Other income”.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income”; however, for securities lending transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).
Income taxes liability primarily represents the net deferred tax liability and the Company’s estimated taxes payable for the current year.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.
Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Consolidated Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax returns but have not yet been recognized in the Company’s financial statements.
The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 8 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allows registrants to record provisional amounts during a ‘measurement period’ not to extend beyond one year. Under the relief provided by SAB 118, a company can recognize provisional amounts when it does not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 8 for a discussion of provisional amounts related to the U.S. Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017").
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense. See Note 8 for additional information regarding income taxes.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Consolidated Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items the Company intends to refinance on a long-term basis in the near term. See Note 14 for additional information regarding short-term and long-term debt.
Other liabilities consist primarily of accrued expenses, reinsurance payables, and technical overdrafts.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.
Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.
REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Premiums from individual life products, other than universal and variable life contracts, are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is generally deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net premium valuation methodology.
Premiums from single premium immediate annuities with life contingencies are recognized when due. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium is generally deferred and recognized into revenue based on expected future benefit payments. Benefits are recorded as an expense when they are incurred. A liability for future policy benefits is recorded when premiums are recognized using the net level premium method.
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts. The Company also provides contracts with certain living benefits which are considered embedded derivatives. See Note 6 for additional information regarding these contracts.
Amounts received as payment for universal or variable individual life contracts, deferred fixed or variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for mortality and other benefit charges, policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investment of deposits in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC and DSI.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Asset administration fees primarily include asset administration fee income received on contractholders’ account balances invested in The Prudential Series Funds, which are a portfolio of mutual fund investments related to the Company’s separate account products. Also, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust (see Note 14). In addition, the Company receives fees from contractholders’ account balances invested in funds managed by companies other than affiliates of Prudential Insurance. Asset administration fees are recognized as income when earned.
Other income includes realized and unrealized gains or losses from investments classified as “trading” such as “Trading account assets” and “Other long-term investments” for which the Company has elected the fair value option, and consolidated entities that follow specialized investment company fair value accounting.
OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter (“OTC”) market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.
Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 10, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing or financing activities sections in the Consolidated Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within “Other long-term investments”, or as liabilities, within “Payables to parent and affiliates”, except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net".
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Consolidated Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. The component of AOCI related to discontinued cash flow hedges is reclassified to the Consolidated Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net”. Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net”. Gains and losses that were in AOCI pursuant to the hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net”.
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within “Trading account assets, at fair value".
The Company sells variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to an affiliate, Pruco Re through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, to PALAC, excluding the PLNJ business, which was reinsured to Prudential Insurance, in each case under a coinsurance and modified coinsurance agreement. See Note 1 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits" and “Reinsurance recoverables”. Changes in the fair value are determined using valuation models as described in Note 9 and are recorded in “Realized investment gains (losses), net".
The Company, excluding its subsidiaries, also sells certain universal life products that contain a no lapse guarantee provision that was reinsured with an affiliate, UPARC. The reinsurance of this no-lapse guarantee resulted in an embedded derivative that incurred market risk primarily in the form of interest rate risk which at times resulted in changes in the reinsurance recoverables that are carried at fair value and included in “Reinsurance recoverables,” for which charges are recorded in “Realized investment gains (losses), net". The Company amended or entered into multiple reinsurance transactions (see Note 12). The settlement of recapture and coinsurance premiums related to these reinsurance transactions occurred subsequent to the effective date of the reinsurance transaction. As a result, the recapture and coinsurance premiums were treated as if settled on the effective date and adjusted for the time elapsed between this date and the settlement date. This adjustment was equal to the earned interest and changes in market values from the effective date through the settlement date related to fixed maturity securities from an asset portfolio within the affiliate company. This settlement feature was accounted for as a derivative. As a result of the recapture of the no-lapse guarantee risk from UPARC by Pruco Life on July 1, 2017, as described in Note 12, this embedded derivative was eliminated.
Accounting for Certain Reinsurance Contracts in the Individual Life Business
During the second quarter of 2017, the Company recognized a pre-tax charge of $2 million, reflecting a change in estimate of reinsurance cash flows associated with universal life products as well as a change in method of reflecting these cash flows in the financial statements. Under the previous method of accounting, with the exception of recoveries pertaining to no lapse guarantees, reinsurance cash flows (e.g., premiums and recoveries) were generally recognized as they occurred. Under the new method, the expected reinsurance cash flows are recognized more ratably over the life of the underlying reinsured policies. In conjunction with this change, the way in which reinsurance is reflected in estimated gross profits used for the amortization of unearned revenue reserves and DAC was also revised. The change represents a change in accounting estimate effected by a change in accounting principle and was included within the Company’s annual reviews and update of assumptions and other refinements. The change in accounting estimate reflected insights gained from revised cash flow modeling enabled by a systems conversion, which prompted the change to a preferable accounting method. This new methodology is viewed as preferable as the Company believes it better reflects the economics of reinsurance transactions by aligning the results of reinsurance activity more closely to the underlying direct insurance activity and by better reflecting the profit pattern of this business for purposes of the amortization of the balances noted above.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The impacts of the pre-tax charge of $2 million in the second quarter of 2017 were as follows:

Impact of Change in Accounting for Certain Reinsurance Contracts(1)
(in millions)
Decrease in Policy charges and fee income	$(236)
Decrease in Policyholders' benefits	253
Increase in Amortization of deferred policy acquisition costs	(19)
Pre-tax charge to income	$(2)

(1)
The corresponding impacts to the Consolidated Statement of Financial Position were a $284 million increase in "Other liabilities", a $247 million increase in "Reinsurance recoverables", a $48 million decrease in "Policyholders’ account balances", a $19 million decrease in "Deferred policy acquisition costs" and a $6 million decrease in "Future policy benefits".

RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification.
The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.
There have been no ASU adopted during the year ended December 31, 2017.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

ASU issued but not yet adopted as of December 31, 2017

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the standard.
		January 1, 2018 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.	Adoption of the ASU will not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities
The ASU revises an entity’s accounting related to the recognition and measurement of certain equity investments and the presentation of certain fair value changes for financial liabilities measured at fair value. The ASU requires equity investments, except for those accounted for using the equity method, to be measured at fair value with changes in fair value recognized in net income. The standard also amends certain disclosure requirements associated with the fair value of financial instruments.
January 1, 2018 using the modified retrospective method which will include a cumulative-effect adjustment to retained earnings.
Adoption of this guidance will result in 1) the reclassification of net unrealized gains on equity securities currently classified as available-for-sale from accumulated other comprehensive income to retained earnings and 2) adjustment of the basis of equity investments currently accounted for using the cost method to fair value with the embedded net unrealized gain included in retained earnings. The cumulative effect of adoption is expected to increase retained earnings by $7.9 million and total equity by $6.4 million after giving effect to offsetting items. See table below for the impact to the line items in the Consolidated Statements of
Financial Position. There will be no impact to net income on the adoption date. Subsequent to the adoption date, the change in fair value of these equity investments will be reported in net income.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Summary of ASU 2016-01 Transition Impacts on the Consolidated Statements
of Financial Position upon Adoption on January 1, 2018
(in thousands)
Increase / (Decrease)
Other long-term investments	$8,097
Total assets	$8,097
Policyholders’ dividends	$0
Income taxes	1,700
Total liabilities	1,700
Accumulated other comprehensive income (loss)	(1,539)
Retained earnings	7,936
Total equity	6,397
Total liabilities and equity	$8,097

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current OTTI standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect
adjustment on the
balance sheet as of
the beginning of the fiscal year of
adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an OTTI was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
		January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	Adoption of the ASU will not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
		January 1, 2018 using the retrospective method (with early adoption permitted).	Adoption of the ASU will not have a significant impact on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.
January 1, 2019 using the modified
retrospective method (with early adoption
permitted) which will include a
cumulative-effect
adjustment on the
balance sheet as of
the beginning of the fiscal year of
adoption.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities	This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting.
January 1, 2019 using the modified
retrospective method (with early adoption
permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income
In February 2018, this ASU was issued following the enactment of the Tax Act of 2017. This ASU allows an entity to elect a reclassification from accumulated other comprehensive income to retained earnings for stranded effects resulting from the Tax Act of 2017.

January 1, 2019 with early adoption permitted. The ASU should be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act of 2017 is recognized.
The Company is currently assessing the impact of the ASU on the Company’s Consolidated Financial Statements and Notes to the Consolidated Financial Statements.
3. INVESTMENTS
Fixed Maturities and Equity Securities
The following tables set forth information relating to fixed maturities and equity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2017
	Amortized Cost or Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$95,851	$3,964	$0	$99,815	$0
Obligations of U.S. states and their political subdivisions	597,254	38,204	0	635,458	0
Foreign government bonds	128,058	7,536	496	135,098	0
Public utilities	677,702	61,588	1,058	738,232	0
Redeemable preferred stock	4,053	957	0	5,010	0
All other U.S. public corporate securities	1,254,140	105,524	2,580	1,357,084	(215)
All other U.S. private corporate securities	710,424	18,306	1,644	727,086	0
All other foreign public corporate securities	168,399	12,522	732	180,189	0
All other foreign private corporate securities	737,037	41,405	9,598	768,844	0
Asset-backed securities(1)	179,935	2,519	26	182,428	(138)
Commercial mortgage-backed securities	320,223	5,148	2,539	322,832	0
Residential mortgage-backed securities(2)	68,868	2,527	169	71,226	(220)
Total fixed maturities, available-for-sale	$4,941,944	$300,200	$18,842	$5,223,302	$(573)
Equity securities, available-for-sale:
Common stocks:
Mutual funds	$20,700	$2,291	$0	$22,991
Public utilities	54	40	0	94
Industrial, miscellaneous & other	0	37	0	37
Total equity securities, available-for-sale	$20,754	$2,368	$0	$23,122

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $2.2 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2016
	Amortized Cost or Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$154,180	$6,593	$33	$160,740	$0
Obligations of U.S. states and their political subdivisions	618,447	14,592	6,553	626,486	0
Foreign government bonds	111,025	2,143	4,386	108,782	0
Public utilities	706,536	33,950	10,519	729,967	0
Redeemable preferred stock	4,136	834	156	4,814	0
All other U.S. public corporate securities	1,802,350	67,908	28,846	1,841,412	(215)
All other U.S. private corporate securities	714,776	14,555	7,702	721,629	(236)
All other foreign public corporate securities	216,428	7,371	4,127	219,672	0
All other foreign private corporate securities	577,761	4,866	33,455	549,172	0
Asset-backed securities(1)	184,414	5,164	562	189,016	(2,534)
Commercial mortgage-backed securities	382,717	5,783	5,829	382,671	0
Residential mortgage-backed securities(2)	80,141	3,355	308	83,188	(274)
Total fixed maturities, available-for-sale	$5,552,911	$167,114	$102,476	$5,617,549	$(3,259)
Equity securities, available-for-sale:
Common stocks:
Mutual funds	$16,324	$441	$124	$16,641
Public utilities	66	2	28	40
Industrial, miscellaneous & other	0	75	0	75
Total equity securities, available-for-sale	$16,390	$518	$152	$16,756

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $8.1 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity and equity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2017
	Less than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$0	$0	$0
Obligations of U.S. states and their political subdivisions	0	0	0	0	0	0
Foreign government bonds	16,522	210	11,959	286	28,481	496
Public utilities	26,466	380	27,354	678	53,820	1,058
Redeemable preferred stock	0	0	0	0	0	0
All other U.S. public corporate securities	36,100	304	102,490	2,276	138,590	2,580
All other U.S. private corporate securities	79,495	781	36,642	863	116,137	1,644
All other foreign public corporate securities	27,078	190	8,390	542	35,468	732
All other foreign private corporate securities	48,109	472	133,055	9,126	181,164	9,598
Asset-backed securities	6,351	22	317	4	6,668	26
Commercial mortgage-backed securities	49,823	285	93,403	2,254	143,226	2,539
Residential mortgage-backed securities	8,030	28	6,160	141	14,190	169
Total fixed maturities, available-for-sale	$297,974	$2,672	$419,770	$16,170	$717,744	$18,842
Equity securities, available-for-sale	$0	$0	$0	$0	$0	$0

	December 31, 2016
	Less than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$603	$33	$0	$0	$603	$33
Obligations of U.S. states and their political subdivisions	239,146	6,553	0	0	239,146	6,553
Foreign government bonds	81,074	4,055	1,690	331	82,764	4,386
Public utilities	207,226	7,847	21,394	2,672	228,620	10,519
Redeemable preferred stock	0	0	0	156	0	156
All other U.S. public corporate securities	568,763	20,695	73,575	8,151	642,338	28,846
All other U.S. private corporate securities	232,561	6,082	29,071	1,620	261,632	7,702
All other foreign public corporate securities	86,492	3,188	5,433	939	91,925	4,127
All other foreign private corporate securities	236,512	13,604	101,858	19,851	338,370	33,455
Asset-backed securities	37,355	492	49,346	70	86,701	562
Commercial mortgage-backed securities	191,674	5,827	947	2	192,621	5,829
Residential mortgage-backed securities	36,224	302	1,045	6	37,269	308
Total fixed maturities, available-for-sale	$1,917,630	$68,678	$284,359	$33,798	$2,201,989	$102,476
Equity securities, available-for-sale	$0	$0	$2,965	$152	$2,965	$152

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

As of December 31, 2017 and 2016, the gross unrealized losses on fixed maturity securities were composed of $13.9 million and $93.3 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $4.9 million and $9.2 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2017, the $16.2 million of gross unrealized losses on fixed maturity securities of twelve months or more were concentrated in commercial mortgage-backed securities and in the Company's corporate securities within the energy and finance sectors. As of December 31, 2016, the $33.8 million of gross unrealized losses on fixed maturity securities of twelve months or more were concentrated in the Company's corporate securities within the energy, finance and utility sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2017 or 2016. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2017, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.
As of December 31, 2017, there were no gross unrealized losses on equity securities. As of December 31, 2016, $0.0 million of the gross unrealized losses on equity securities represented declines in value of 20% or more, all of which had been in that position for more than twelve months. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these equity securities was not warranted at either December 31, 2017 or 2016.
The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2017
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$87,018	$87,741
Due after one year through five years	707,958	722,359
Due after five years through ten years	1,064,550	1,107,779
Due after ten years	2,513,392	2,728,937
Asset-backed securities	179,935	182,428
Commercial mortgage-backed securities	320,223	322,832
Residential mortgage-backed securities	68,868	71,226
Total fixed maturities, available-for-sale	$4,941,944	$5,223,302
Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth the sources of fixed maturity and equity security proceeds and related investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities, for the periods indicated:

	Years Ended December 31,
	2017	2016	2015
		(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$569,151	$833,562	$171,589
Proceeds from maturities/prepayments	492,944	495,969	642,503
Gross investment gains from sales and maturities	44,458	94,262	12,496
Gross investment losses from sales and maturities	(9,956)	(10,475)	(1,528)
OTTI recognized in earnings(2)	(7,379)	(17,677)	(1,463)
Equity securities, available-for-sale:
Proceeds from sales(3)	$510	$34,618	$5,732
Gross investment gains from sales	11	363	400
Gross investment losses from sales	0	(1,933)	0
OTTI recognized in earnings	(136)	0	(3)

(1)	Includes $(0.1) million, $(1.5) million and $0.4 million of non-cash related proceeds for the years ended December 31, 2017, 2016 and 2015, respectively.

(2)
Excludes the portion of OTTI recorded in OCI representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

(3)	Includes $(0.0) million of non-cash related proceeds for the year ended December 31, 2015. There were no non-cash related proceeds for the years ended December 31, 2017 and 2016.
The following table sets forth the amount of pre-tax credit loss impairments on fixed maturity securities held by the Company for which a portion of the OTTI loss was recognized in OCI and the corresponding changes in such amounts, for the periods indicated:

	Years Ended December 31,
	2017	2016
	(in thousands)
Credit loss impairments:
Balance, beginning of period	$5,520	$7,041
New credit loss impairments	424	522
Additional credit loss impairments on securities previously impaired	664	6
Increases due to the passage of time on previously recorded credit losses	106	242
Reductions for securities which matured, paid down, prepaid or were sold during the period	(1,909)	(1,294)
Reductions for securities impaired to fair value during the period(1)	(327)	0
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(104)	(339)
Assets transferred to parent and affiliates	0	(658)
Balance, end of period	$4,374	$5,520

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Trading Account Assets
The following table sets forth the composition of “Trading account assets,” as of the dates indicated:

	December 31, 2017		December 31, 2016
	Amortized Cost or Cost	Fair Value	Amortized Cost or Cost	Fair Value
	(in thousands)
Fixed maturities	$38,279	$38,793	$23,555	$19,558
Equity securities	11,940	17,488	11,929	15,770
Total trading account assets	$50,219	$56,281	$35,484	$35,328
The net change in unrealized gains (losses) from trading account assets still held at period end, recorded within “Other income,” was $6.2 million, $0.6 million and $(3.4) million during the years ended December 31, 2017, 2016 and 2015, respectively.
Commercial Mortgage and Other Loans
The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2017		December 31, 2016
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$356,694	32.9%	$318,667	27.7%
Hospitality	16,529	1.5	54,597	4.7
Industrial	180,619	16.7	185,682	16.1
Office	159,646	14.7	161,980	14.1
Other	99,119	9.1	124,465	10.8
Retail	205,367	18.9	243,225	21.1
Total commercial mortgage loans	1,017,974	93.8	1,088,616	94.5
Agricultural property loans	67,239	6.2	63,323	5.5
Total commercial mortgage and agricultural property loans by property type	1,085,213	100.0%	1,151,939	100.0%
Valuation allowance	(1,794)		(1,558)
Total commercial mortgage and other loans	$1,083,419		$1,150,381
As of December 31, 2017, the commercial mortgage and agricultural property loans were geographically dispersed throughout the United States (with the largest concentrations in California (25%), Texas (12%) and New York (6%)) and included loans secured by properties in Australia and Europe.
The following tables set forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Balance, beginning of year	$1,513	$45	$1,558
Addition to (release of) allowance for losses	215	21	236
Charge-offs, net of recoveries	0	0	0
Total ending balance	$1,728	$66	$1,794

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Balance, beginning of year	$2,587	$64	$2,651
Addition to (release of) allowance for losses	(1,074)	(19)	(1,093)
Charge-offs, net of recoveries	0	0	0
Total ending balance	$1,513	$45	$1,558
The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,728	66	1,794
Total ending balance(1)	$1,728	$66	$1,794
Recorded investment(2):
Individually evaluated for impairment	$2,316	$1,153	$3,469
Collectively evaluated for impairment	1,015,658	66,086	1,081,744
Total ending balance(1)	$1,017,974	$67,239	$1,085,213

(1)	As of December 31, 2017, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2016
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	1,513	45	1,558
Total ending balance(1)	$1,513	$45	$1,558
Recorded investment(2):
Individually evaluated for impairment	$2,528	$0	$2,528
Collectively evaluated for impairment	1,086,088	63,323	1,149,411
Total ending balance(1)	$1,088,616	$63,323	$1,151,939

(1)	As of December 31, 2016, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2017
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$606,846	$21,709	$705	$629,260
60%-69.99%	333,185	9,594	2,010	344,789
70%-79.99%	84,492	26,439	0	110,931
80% or greater	0	0	233	233
Total commercial mortgage and agricultural property loans	$1,024,523	$57,742	$2,948	$1,085,213

	December 31, 2016
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
	(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$732,473	$19,844	$0	$752,317
60%-69.99%	267,122	7,515	900	275,537
70%-79.99%	88,811	30,533	0	119,344
80% or greater	4,503	0	238	4,741
Total commercial mortgage and agricultural property loans	$1,092,909	$57,892	$1,138	$1,151,939
The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2017
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,017,974	$0	$0	$0	$1,017,974	$0
Agricultural property loans	67,239	0	0	0	67,239	0
Total	$1,085,213	$0	$0	$0	$1,085,213	$0

(1)	As of December 31, 2017, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

	December 31, 2016
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,088,616	$0	$0	$0	$1,088,616	$0
Agricultural property loans	63,323	0	0	0	63,323	0
Total	$1,151,939	$0	$0	$0	$1,151,939	$0

(1)	As of December 31, 2016, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

For the years ended December 31, 2017 and 2016, there were no commercial mortgage and other loans acquired, other than those through direct origination. For the year ended December 31, 2017, there were $147 million of commercial mortgage and other loans sold. For the year ended December 31, 2016, there were no commercial mortgage and other loans sold. For the year ended December 31, 2017, there were no transfers of commercial mortgage and other loans to related parties. For the year ended December 31, 2016, the Company transferred $631 million of commercial mortgage and other loans to related parties.
The Company’s commercial mortgage and other loans may occasionally be involved in a troubled debt restructuring. As of both December 31, 2017 and 2016, there were no new troubled debt restructurings related to commercial mortgage or other loans and no payment defaults on commercial mortgage or other loans that were modified as a troubled debt restructuring within the twelve months preceding. As of both December 31, 2017 and 2016, the Company had no significant commitments to borrowers that have been involved in a troubled debt restructuring. For additional information relating to the accounting for troubled debt restructurings, see Note 2.
Other Long-Term Investments
The following table sets forth the composition of “Other long-term investments,” as of the dates indicated:

	December 31,
	2017	2016
	(in thousands)
Company's investment in separate accounts	$37,404	$34,088
Joint ventures and limited partnerships:
Private equity	159,643	139,493
Hedge funds	53,792	81,104
Real estate-related	12,226	11,912
Total joint ventures and limited partnerships	225,661	232,509
Derivatives	9	77,866
Total other long-term investments	$263,074	$344,463
As of both December 31, 2017 and 2016, the Company had no significant equity method investments.
Net Investment Income
The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Fixed maturities, available-for-sale	$230,060	$242,351	$269,073
Equity securities, available-for-sale	0	1	2
Trading account assets	1,718	2,051	2,800
Commercial mortgage and other loans	52,127	58,940	86,354
Policy loans	63,884	62,735	62,304
Short-term investments and cash equivalents	1,090	1,767	1,042
Other long-term investments	23,518	29,512	17,739
Gross investment income	372,397	397,357	439,314
Less: investment expenses	(19,987)	(21,407)	(22,727)
Net investment income	$352,410	$375,950	$416,587
The carrying value of non-income producing assets included $0.4 million in fixed maturities as of December 31, 2017. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2017.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Realized Investment Gains (Losses), Net
The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2017	2016	2015
	(in thousands)
Fixed maturities	$27,123	$66,110	$9,505
Equity securities	(125)	(1,570)	397
Commercial mortgage and other loans	(337)	29,584	1,503
Joint ventures and limited partnerships	(221)	(229)	320
Derivatives(1)	(106,625)	664,533	(220,292)
Short-term investments and cash equivalents	(1)	21	29
Realized investment gains (losses), net	$(80,186)	$758,449	$(208,538)

(1)	Includes the hedged items offset in qualifying fair value hedge accounting relationships.
Net Unrealized Gains (Losses) on Investments
The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2017	2016	2015
	(in thousands)
Fixed maturity securities, available-for-sale—with OTTI	$1,609	$4,883	$5,196
Fixed maturity securities, available-for-sale—all other	279,749	59,755	59,930
Equity securities, available-for-sale	2,368	366	(2,636)
Derivatives designated as cash flow hedges(1)	(17,678)	40,931	48,271
Affiliated notes	4,782	5,056	5,064
Other investments	3,588	1,441	1,208
Net unrealized gains (losses) on investments	$274,418	$112,432	$117,033

(1)	See Note 10 for more information on cash flow hedges.
Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. The following table sets forth the composition of “Securities sold under agreements to repurchase,” as of the dates indicated:

	December 31, 2017			December 31, 2016
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)			(in thousands)
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$0	$0	$68,904	$0	$68,904
Total securities sold under agreements to repurchase(1)	$0	$0	$0	$68,904	$0	$68,904

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2017			December 31, 2016
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)			(in thousands)
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$22,460	$22,460	$0	$0	$0
Foreign government bonds	6,157	0	6,157	6,827	0	6,827
U.S. public corporate securities	4,074	0	4,074	62,584	0	62,584
Foreign public corporate securities	478	0	478	5,565	0	5,565
Total cash collateral for loaned securities(1)	$10,709	$22,460	$33,169	$74,976	$0	$74,976

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.
Securities Pledged, Restricted Assets and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2017	2016
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$32,109	$140,810
Total securities pledged	$32,109	$140,810
Liabilities supported by pledged collateral:
Cash collateral for loaned securities	$33,169	$74,976
Securities sold under agreements to repurchase	0	68,904
Total liabilities supported by pledged collateral	$33,169	$143,880
In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral were securities purchased under agreements to resell. As of December 31, 2017 and 2016, the fair value of this collateral was $148.0 million and $58.4 million, respectively, none of which had either been sold or repledged.
As of December 31, 2017, there were fixed maturities of $3.8 million on deposit with governmental authorities or trustees as required by certain insurance laws. As of December 31, 2016, there were fixed maturities and short-term investments of $3.2 million and $0.6 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

4. DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2017	2016	2015
	(in thousands)
Balance, beginning of year	$1,341,093	$5,129,931	$5,081,938
Capitalization of commissions, sales and issue expenses	278,892	316,828	616,002
Amortization-Impact of assumption and experience unlocking and true-ups	(16,140)	130,652	112,039
Amortization-All other	(78,867)	(758,753)	(771,208)
Change in unrealized investment gains and losses	(5,363)	(28,723)	91,160
Other(1)	(143,404)	(3,448,842)	0
Balance, end of year	$1,376,211	$1,341,093	$5,129,931

(1)	Represents ceded DAC upon reinsurance agreements with GUL Re in 2017 and PALAC and Prudential Insurance in 2016. See Note 1 and Note 12 for additional information.

5. POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2017	2016
	(in thousands)
Life insurance – domestic	$11,144,405	$9,643,227
Life insurance – Taiwan	1,400,050	1,240,353
Individual and group annuities and supplementary contracts	565,971	548,064
Other contract liabilities	5,482,704	5,071,616
Total future policy benefits	$18,593,130	$16,503,260
Life insurance liabilities include reserves for death benefits. Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic and Taiwan individual non-participating traditional life insurance policies are generally equal to the present value of future benefit payments and related expenses, less the present value of future net premiums. Assumptions as to mortality, morbidity and persistency are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. Interest rates used in the determination of the present values range from 1.7% to 7.8% for setting domestic insurance reserves and 6.2% to 7.4% for setting Taiwan reserves.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 14.8%, with approximately 0.7% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 2.0% to 3.6%. See Note 6 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2017	2016
	(in thousands)
Interest-sensitive life contracts	$15,460,543	$14,593,376
Individual annuities	3,132,751	2,861,882
Guaranteed interest accounts	264,239	310,321
Other	1,178,601	1,129,314
Total policyholders’ account balances	$20,036,134	$18,894,893
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 0.8% to 4.4% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.3%. Interest crediting rates for guaranteed interest accounts range from 1.0% to 6.0%. Interest crediting rates range from 0.5% to 8.0% for other.
6. CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES
The Company issues variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issues variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals (“return of net deposits”). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return (“minimum return”), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issues annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issues fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
In addition, the Company issues certain variable life, variable universal life and universal life contracts where the Company contractually guarantees to the contractholder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse (“no lapse guarantee”). Variable life and variable universal life contracts are offered with general and separate account options.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or “Realized investment gains (losses), net.”
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.
The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits”. As of December 31, 2017 and 2016, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2017		December 31, 2016
	In the Event of Death	At Annuitization/ Accumulation(1)	In the Event of Death(2)	At Annuitization/ Accumulation(1)(2)
	(in thousands)
Annuity Contracts
Return of net deposits
Account value	$94,605,484	N/A	$85,056,405	N/A
Net amount at risk	$23,143	N/A	$178,806	N/A
Average attained age of contractholders	65 years	N/A	64 years	N/A
Minimum return or contract value
Account value	$21,331,358	$105,887,964	$20,091,528	$95,908,923
Net amount at risk	$1,309,080	$1,729,783	$2,039,249	$2,875,524
Average attained age of contractholders	69 years	66 years	68 years	65 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Includes income and withdrawal benefits.

(2)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

	December 31, 2017	December 31, 2016(2)

	In the Event of Death(1)
	(in thousands)
Variable Life, Variable Universal Life and Universal Life Contracts
No-lapse guarantees
Separate account value	$3,496,913	$3,125,804
General account value	$7,209,522	$6,234,678
Net amount at risk	$135,077,843	$119,838,053
Average attained age of contractholders	55 years	55 years

(1)	Excludes assumed reinsurance of GUL business from Prudential Insurance in connection with the acquisition of The Hartford Life Business that is retroceded 100% to PAR U.

(2)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2017	December 31, 2016(1)
	(in thousands)
Equity funds	$65,755,874	$59,482,605
Bond funds	44,672,897	36,221,736
Money market funds	2,415,670	6,557,987
Total	$112,844,441	$102,262,328

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(1)
Excludes ceded reinsurance business to PALAC and Prudential Insurance related to the Variable Annuities Recapture transaction, as described in Note 1. See Note 12 for amounts recoverable from reinsurers.

In addition to the amounts invested in separate account investment options above, $3.1 billion at December 31, 2017 and $2.9 billion at December 31, 2016 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2017, 2016 and 2015 there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for guaranteed minimum death benefits (“GMDB”) and guaranteed minimum income benefits (“GMIB”) are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders' benefits”. Guaranteed minimum accumulation benefits (“GMAB”), guaranteed minimum withdrawal benefits (“GMWB”), and guaranteed minimum income and withdrawal benefits (“GMIWB”) are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits”. Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative, are recorded in “Realized investment gains (losses), net.” See Note 9 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP. Additionally, the Company externally reinsures the guaranteed benefit features associated with certain contracts. See Note 12 for further information regarding the external reinsurance arrangement.

	GMDB		GMIB	GMWB/GMIWB/ GMAB	Total
	Variable Annuity	Variable Life, Variable Universal Life & Universal Life	Variable Annuity
	(in thousands)
Balance as of December 31, 2014	$321,217	$2,921,933	$39,681	$4,993,610	$8,276,441
Incurred guarantee benefits(1)	95,747	538,906	(6,900)	211,825	839,578
Paid guarantee benefits	(34,021)	(21,811)	(1,938)	0	(57,770)
Changes in unrealized investment gains and losses	(6,049)	(193,207)	(225)	0	(199,481)
Balance as of December 31, 2015	376,894	3,245,821	30,618	5,205,435	8,858,768
Incurred guarantee benefits(1)	48,832	746,130	(1,693)	(164,427)	628,842
Paid guarantee benefits	(38,661)	(35,894)	(1,892)	0	(76,447)
Changes in unrealized investment gains and losses	928	102,124	5	0	103,057
Balance as of December 31, 2016	387,993	4,058,181	27,038	5,041,008	9,514,220
Incurred guarantee benefits(1)	16,999	808,834	(8,653)	411,575	1,228,755
Paid guarantee benefits	(25,942)	(14,642)	(1,377)	0	(41,961)
Changes in unrealized investment gains and losses	11,288	144,937	123	0	156,348
Balance as of December 31, 2017	$390,338	$4,997,310	$17,131	$5,452,583	$10,857,362

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the guaranteed death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The GMIB liability associated with fixed annuities is determined each period by estimating the present value of projected income benefits in excess of the account balance. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances, with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs), in general, guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. There was no deferred sales inducements balance at December 31, 2017 and 2016. Changes in DSI, reported as “Interest credited to policyholders’ account balances,” are as follows:

Sales Inducements
(in thousands)
Balance as of December 31, 2014	$836,791
Capitalization	6,462
Amortization-Impact of assumption and experience unlocking and true-ups	21,829
Amortization-All other	(183,843)
Change in unrealized investment gains (losses)	3,605
Balance as of December 31, 2015	684,844
Capitalization	932
Amortization-Impact of assumption and experience unlocking and true-ups	11,817
Amortization-All other	(144,670)
Change in unrealized investment gains (losses)	(2,802)
Other(1)	(550,121)
Balance as of December 31, 2016	0
Capitalization	0
Amortization-Impact of assumption and experience unlocking and true-ups	0
Amortization-All other	0
Change in unrealized investment gains (losses)	0
Other	0
Balance as of December 31, 2017	$0

(1)	Represents ceded DSI upon reinsurance agreements with PALAC and Prudential Insurance in 2016. See Note 1 and Note 12 for additional information.
7. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance ("AZDOI"). Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.
Statutory net income (loss) for the Company, including its subsidiary PLNJ, amounted to $(503) million, $578 million and $593 million for the years ended December 31, 2017, 2016 and 2015, respectively. Statutory surplus of the Company, including its subsidiary PLNJ, amounted to $1,365 million and $1,250 million at December 31, 2017 and 2016, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders without approval of the AZDOI. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, there is no capacity to pay a dividend in 2018 without prior approval. The Company paid dividends to Prudential Insurance of $250 million, $2,593 million and $430 million in 2017, 2016 and 2015, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

8. INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Current tax expense (benefit):
U.S. Federal	$(52,501)	$(99,443)	$105,992
State and local	0	49	129
Total	(52,501)	(99,394)	106,121
Deferred tax expense (benefit):
U.S. Federal	(102,153)	25,525	(116,762)
Total	(102,153)	25,525	(116,762)
Total income tax expense (benefit)	(154,654)	(73,869)	(10,641)
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	43,372	3,322	(61,322)
Additional paid-in capital	824	587	(6,560)
Total income tax expense (benefit)	$(110,458)	$(69,960)	$(78,523)
Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 35% and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Expected federal income tax expense	$59,591	$112,472	$174,077
Non-taxable investment income	(157,408)	(146,324)	(161,407)
Tax credits	(29,506)	(30,916)	(24,232)
Domestic production activities deduction, net	(10,448)	(9,488)	0
Changes in tax law	(17,576)	0	0
Other	693	387	921
Reported income tax expense (benefit)	$(154,654)	$(73,869)	$(10,641)
Effective tax rate	(90.8)%	(22.9)%	(2.1)%
The effective tax rate is the ratio of “Total income tax expense (benefit)” divided by “Income (loss) from operations before income taxes and equity in earnings of operating joint venture.” The Company’s effective tax rate for fiscal years 2017, 2016 and 2015 was (90.8)%, (22.9)% and (2.1)%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 35% and the Company’s effective tax rate during the periods presented:
Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:
U.S. Tax Cuts and Jobs Act of 2017 (“Tax Act of 2017”). On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. This law includes a broad range of tax reform changes that will affect U.S. businesses, including changes to corporate tax rates, business deductions and international tax provisions. Under U.S. GAAP, changes in tax rates and tax law are accounted for in the period of enactment (the date the President signed the bill into law).

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

In December 2017, the SEC staff issued SAB 118 to address the application of U.S. GAAP in situations when a registrant does not have necessary information available, prepared, or analyzed (including computations) in reasonable detail to complete the accounting for certain income tax effects of the Tax Act of 2017. SAB 118 provides guidance for registrants under three scenarios: (1) measurement of certain income tax effects is complete, (2) measurement of certain income tax effects can be reasonably estimated and (3) measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company’s accounting is complete and in no circumstances should the measurement period extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As a result, it may need to apply all three scenarios in determining the accounting for the Tax Act of 2017 based on information that is available.
The Company has not fully completed its accounting for the tax effects of the Tax Act of 2017. However, we have recorded the effects of the Tax Act of 2017 as reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. As a result, upon enactment of the Tax Act of 2017, the Company recognized a $17.6 million tax benefit in “Total income tax expense (benefit)” in the Company’s Consolidated Statements of Operations for the year ended December 31, 2017. This net tax benefit was comprised of the following component:

•	$17.6 million tax benefit from the reduction in net deferred tax liabilities to reflect the reduction in the U.S. tax rate from 35% to 21%
As we complete the collection, preparation and analysis of data relevant to the Tax Act of 2017, interpret any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, we may make adjustments to these provisional amounts. These adjustments may materially impact our provision for income taxes in the period in which the adjustments are made.
Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $155 million of the total $157 million of 2017 non-taxable investment income, $142 million of the total $146 million of 2016 non-taxable investment income, and $161 million of the total $161 million of 2015 non-taxable investment income. The DRD for the current period was estimated using information from 2016, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.
Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.
Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2017	2016
	(in thousands)
Deferred tax assets:
Insurance reserves	$171,504	$148,115
Other	0	1,966
Deferred tax assets	171,504	150,081
Deferred tax liabilities:
Deferred policy acquisition costs	39,501	45,405
Net unrealized gains on securities	61,294	24,949
Investments	96,385	171,303
Other	7,944	0
Deferred tax liabilities	205,124	241,657
Net deferred tax asset (liability)	$(33,620)	$(91,576)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The Company had no valuation allowance as of December 31, 2017 and 2016. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s “Income (loss) from operations before income taxes and equity in earnings of operating joint venture” includes income from domestic operations of $170 million, $321 million and $497 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The following table reconciles the total amount of unrecognized tax benefits at the beginning and end of the periods indicated.

	2017	2016	2015
	(in thousands)
Balance at January 1,	$9,488	$0	$0
Increases in unrecognized tax benefits-prior years	12,373	4,744	0
(Decreases) in unrecognized tax benefits-prior years	0	0	0
Increases in unrecognized tax benefits-current year	8,335	4,744	0
(Decreases) in unrecognized tax benefits-current year	0	0	0
Settlements with taxing authorities	0	0	0
Balance at December 31,	$30,196	$9,488	$0
Unrecognized tax benefits that, if recognized, would favorably impact the effective rate	$30,196	$9,488	$0
The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
The Company classifies all interest and penalties related to tax uncertainties as income tax expense (benefit).
At December 31, 2017, the Company remains subject to examination in the U.S. for tax years 2014 through 2016.
The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax returns are filed.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

9. FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, short-term investments and equity securities that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents, and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public fixed maturities, certain highly structured OTC derivative contracts, and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Assets and Liabilities by Hierarchy Level - The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2017
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$80,611	$19,204	$0	$99,815
Obligations of U.S. states and their political subdivisions	0	635,458	0	0	635,458
Foreign government bonds	0	134,924	174	0	135,098
U.S. corporate public securities	0	1,779,935	1,154	0	1,781,089
U.S. corporate private securities	0	901,080	60,158	0	961,238
Foreign corporate public securities	0	182,243	209	0	182,452
Foreign corporate private securities	0	837,766	13,900	0	851,666
Asset-backed securities(4)	0	71,400	111,028	0	182,428
Commercial mortgage-backed securities	0	322,832	0	0	322,832
Residential mortgage-backed securities	0	71,226	0	0	71,226
Subtotal	0	5,017,475	205,827	0	5,223,302
Trading account assets:
Corporate securities	0	38,793	0	0	38,793
Asset-backed securities(4)	0	0	0	0	0
Equity securities	0	0	17,488	0	17,488
Subtotal	0	38,793	17,488	0	56,281
Equity securities, available-for-sale	94	22,991	37	0	23,122
Short-term investments	0	0	1,339	0	1,339
Cash equivalents	0	28,007	0	0	28,007
Other long-term investments(6)	0	115,094	0	(115,086)	8
Reinsurance recoverables(5)	0	0	5,457,649	0	5,457,649
Receivables from parent and affiliates	0	132,571	0	0	132,571
Subtotal excluding separate account assets	94	5,354,931	5,682,340	(115,086)	10,922,279
Separate account assets(2)(7)	0	125,543,035	0	0	125,543,035
Total assets	$94	$130,897,966	$5,682,340	$(115,086)	$136,465,314
Future policy benefits(3)	$0	$0	$5,452,583	$0	$5,452,583
Policyholders' account balances	0	0	46,651	0	46,651
Payables to parent and affiliates	0	74,378	0	(69,718)	4,660
Total liabilities	$0	$74,378	$5,499,234	$(69,718)	$5,503,894

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2016
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$0	$160,740	$0	$0	$160,740
Obligations of U.S. states and their political subdivisions	0	626,486	0	0	626,486
Foreign government bonds	0	108,782	0	0	108,782
U.S. corporate public securities	0	2,306,409	55,109	0	2,361,518
U.S. corporate private securities	0	851,585	32,699	0	884,284
Foreign corporate public securities	0	221,848	0	0	221,848
Foreign corporate private securities	0	584,268	14,748	0	599,016
Asset-backed securities(4)	0	169,160	19,856	0	189,016
Commercial mortgage-backed securities	0	382,671	0	0	382,671
Residential mortgage-backed securities	0	83,188	0	0	83,188
Subtotal	0	5,495,137	122,412	0	5,617,549
Trading account assets:
Corporate securities	0	19,256	0	0	19,256
Asset-backed securities(4)	0	302	0	0	302
Commercial mortgage-backed securities	0	0	0	0	—
Equity securities	0	0	15,770	0	15,770
Subtotal	0	19,558	15,770	0	35,328
Equity securities, available-for-sale	41	16,640	75	0	16,756
Short-term investments	31,007	5,650	0	0	36,657
Cash equivalents	5,644	1,998	0	0	7,642
Other long-term investments(6)	0	90,884	0	(13,019)	77,865
Reinsurance recoverables	0	0	5,474,263	0	5,474,263
Receivables from parent and affiliates	0	131,144	6,493	0	137,637
Subtotal excluding separate account assets	36,692	5,761,011	5,619,013	(13,019)	11,403,697
Separate account assets(2)(7)	0	116,040,888	0	0	116,040,888
Total assets	$36,692	$121,801,899	$5,619,013	$(13,019)	$127,444,585
Future policy benefits(3)	$0	$0	$5,041,007	$0	$5,041,007
Policyholders' account balances	0	0	20,337	0	20,337
Payables to parent and affiliates	0	12,854	0	(12,854)	0
Total liabilities	$0	$12,854	$5,061,344	$(12,854)	$5,061,344

(1)
“Netting” amounts represent cash collateral of $45.4 million and $0.2 million as of December 31, 2017 and 2016, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Company’s Consolidated Statements of Financial Position.

(3)
As of December 31, 2017, the net embedded derivative liability position of $5,453 million includes $823 million of embedded derivatives in an asset position and $6,276 million of embedded derivatives in a liability position. As of December 31, 2016, the net embedded derivative liability position of $5,041 million includes $1,157 million of embedded derivatives in an asset position and $6,198 million of embedded derivatives in a liability position.

(4)	Includes credit-tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(5)	Effective July 1, 2017, the Company recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and discontinued the embedded derivative accounting.

(6)
Other long-term investments excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2017 and December 31, 2016, the fair values of these investments, which include certain hedge funds, private equity funds and other funds were $0.7 million and $0.9 million, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(7)
Separate account assets included in the fair value hierarchy exclude investments in entities that calculate NAV per share (or its equivalent) as a practical expedient. Such investments excluded from the fair value hierarchy include investments in real estate, hedge funds and a corporate owned life insurance fund, for which fair value is measured at net asset value per share (or its equivalent). At December 31, 2017 and December 31, 2016, the fair values of separate account assets excluded from the fair value hierarchy were $4,113 million and $566 million, respectively.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities - The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds, and default rates. If the pricing information received from third party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally-developed valuation. As of December 31, 2017 and 2016, overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Trading Account Assets - Trading account assets consist primarily of fixed maturity securities and equity securities whose fair values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and below under “Equity Securities.”
Equity Securities - Equity securities consist principally of investments in common and preferred stock of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments - Derivatives are recorded at fair value either as assets, within “Other long-term investments,” or as liabilities within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.
The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets - Separate account assets include fixed maturity securities, treasuries, equity securities, real estate, mutual funds, and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates - Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance Recoverables” or “Other Liabilities” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future Policy Benefits.” The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
The Company also had an agreement with UPARC, an affiliated captive reinsurance company, to reinsure risks associated with the no-lapse guarantee provision available on a portion of certain universal life products (see Note 12). Under this agreement, the Company paid a premium to UPARC to reinsure the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision. Reinsurance of this risk was accounted for as an embedded derivative which was included in “Reinsurance recoverables” as of December 31, 2016. The fair value of this embedded derivative is the present value of expected reimbursement from UPARC for cost of insurance charges the Company is unable to collect from policyholders, less the present value of reinsurance premiums that are attributable to the embedded derivative feature. This methodology could result in either an asset or liability, given changes in capital market conditions and various policyholder behavior assumptions. Significant inputs to the valuation model for this embedded derivative included capital market assumptions, such as interest rates, estimated NPR of the counterparty, and various assumptions that are actuarially determined, including lapse rates, premium payment patterns, and mortality rates. Effective July 1, 2017, the Company recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and discontinued the embedded derivative accounting.
Future Policy Benefits - The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including GMAB, GMWB and GMIWB, accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.
Policyholders' Account Balances - The liability for policyholders' account balances is related to certain embedded derivative instruments associated with certain policyholders' account balances. The fair values are determined consistent with similar derivative instruments described under "Derivative Instruments".
Transfers between Levels 1 and 2 - Transfers between levels are made to reflect changes in observability of inputs and market activity. Transfers into or out of any level are generally reported at the value as of the beginning of the quarter in which the transfers occur for any such assets still held at the end of the quarter. Periodically there are transfers between Level 1 and Level 2 for assets held in the Company’s Separate Account. The fair value of foreign common stock held in the Company's Separate Account may reflect differences in market levels between the close of foreign trading markets and the close of U.S. trading markets for the respective day. Dependent on the existence of such a timing difference, the assets may move between Level 1 and Level 2. During the years ended December 31, 2017 and 2016, there were no transfers between Level 1 and Level 2.
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities - The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2017
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(12)	$36,966	Discounted cash flow	Discount rate	5.06%	22.23%	7.33%	Decrease
		Liquidation	Liquidation value	25%	25%	25%	Increase
Reinsurance recoverables(13)	$5,457,649	Fair values are determined in the same manner as future policy benefits
Liabilities:
Future policy benefits(7)	$5,452,583	Discounted cash flow	Lapse rate(8)	1%	12%		Decrease
			Spread over LIBOR(4)	0.12%	1.10%		Decrease
			Utilization rate(9)	52%	97%		Increase
			Withdrawal rate	See table footnote (10) below
			Mortality rate(11)	0%	14%		Decrease
			Equity volatility curve	13%	24%		Increase

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	As of December 31, 2016
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum		Maximum		Weighted Average		Impact of Increase in Input on Fair Value(1)
	(in thousands)
Assets:
Corporate securities(12)	$45,715	Discounted cash flow	Discount rate	4.54%		15.00%		8.06%		Decrease
		Market comparables	EBITDA multiples(2)	4.0	X	4.0	X	4.0	X	Increase
		Liquidation	Liquidation value	98.21%		98.21%		98.21%		Increase
Reinsurance recoverables - Living Benefits	$5,041,262	Fair values are determined in the same manner as future policy benefits
Reinsurance recoverables - No Lapse Guarantee	$433,001	Discounted cash flow	Lapse rate(3)	0%		12%				Decrease
			Spread over LIBOR(4)	0.25%		1.50%				Decrease
			Mortality rate(5)	0%		31%				Decrease
			Premium payment(6)	0.65	X	0.95	X			Decrease
Liabilities:
Future policy benefits(7)	$5,041,007	Discounted cash flow	Lapse rate(8)	0%		13%				Decrease
			Spread over LIBOR(4)	0.25%		1.50%				Decrease
			Utilization rate(9)	52%		96%				Increase
			Withdrawal rate	See table footnote (10) below
			Mortality rate(11)	0%		14%				Decrease
			Equity volatility curve	16%		25%				Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)
Represents multiples of earnings before interest, taxes, depreciation and amortization, ("EBITDA"), and are amounts used when the Company has determined that market participants would use such multiples when valuing the investments.

(3)	For universal life, lapse rates vary based on funding level and other factors. Rates are set to zero when the no lapse guarantee is fully funded and the cash value is zero.

(4)
The spread over LIBOR swap curve represents the premium added to the risk-free discount rate (i.e., LIBOR) to reflect our estimates of rates that a market participant would use to value the living benefit contracts in both the accumulation and payout phases. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because both funding agreements and living benefit contracts are insurance liabilities and are therefore senior to debt.

(5)	Universal life mortality rates are adjusted based on underwriting information. A mortality improvement assumption is also incorporated into the projection.

(6)
For universal life, policyholders are assumed to pay a multiple of commissionable target premium levels (shown above and indicated as "X"). The multiples vary by funding level and policy duration. If the resulting premium in any duration is smaller than the minimum annual premium required to maintain the no-lapse guarantee, policyholders are assumed to pay the minimum annual premium. Policyholders are assumed to stop premium payments once the no-lapse guarantee is fully funded. The range shown as of December 31, 2016 excludes multiples for the first duration since all contracts are beyond the first duration. Assumption ranges for prior periods include first duration multiples.

(7)
Future policy benefits primarily represent general account liabilities for the living benefit guarantees of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

(8)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(9)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration, and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(10)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions may vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2017 and 2016, the minimum withdrawal assumption rate is 78% and the maximum withdrawal assumption rate may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(11)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 35 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

(12)	Includes assets classified as fixed maturities available-for-sale.

(13)	Effective July 1, 2017, the Company recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and discontinued the embedded derivative accounting.
Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term, and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Valuation Process for Fair Value Measurements Categorized within Level 3 – The Company has established an internal control infrastructure over the valuation of financial instruments that requires ongoing oversight by its various business groups. These management control functions are segregated from the trading and investing functions. For invested assets, the Company has established oversight teams, often in the form of pricing committees within each asset management group. The teams, which typically include representation from investment, accounting, operations, legal and other disciplines are responsible for overseeing and monitoring the pricing of the Company’s investments and performing periodic due diligence reviews of independent pricing services. An actuarial valuation team oversees the valuation of living benefit features of the Company’s variable annuity contracts.
The Company has also established policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of investment prices against market activity or indicators of reasonableness, analysis of portfolio returns to corresponding benchmark returns, back-testing, review of bid/ask spreads to assess activity, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. For living benefit features of the Company’s variable annuity products, the actuarial valuation unit periodically tests contract input data, and actuarial assumptions are reviewed at least annually and updated based upon emerging experience, future expectations and other data, including any observable market data. The valuation policies and guidelines are reviewed and updated as appropriate.
Within the trading and investing functions, the Company has established policies and procedures that relate to the approval of all new transaction types, transaction pricing sources and fair value hierarchy coding within the financial reporting system. For variable annuity product changes or new launches of living benefit features, the actuarial valuation unit validates input logic and new product features and agrees new input data directly to source documents.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods.

	Year Ended December 31, 2017
	Fixed Maturities Available-For-Sale
	U.S. Government	Corporate Securities (5)	Asset-Backed Securities (6)	Commercial Mortgage-Backed Securities
	(in thousands)
Fair value, beginning of period	$0	$102,556	$19,856	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	(2,198)	4,199	0
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	1,590	(3,178)	0
Net investment income	0	158	112	0
Purchases	15,634	18,022	108,731	1,493
Sales	0	(52,287)	(7,471)	0
Issuances	0	0	0	0
Settlements	0	(24,770)	(55,372)	0
Transfers into Level 3(1)	0	42,125	78,159	0
Transfers out of Level 3(1)	0	(6,193)	(34,008)	(1,493)
Other(3)	3,570	(3,582)	0	0
Fair value, end of period	$19,204	$75,421	$111,028	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$(2,736)	$0	$0
Asset management fees and other income	$0	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2017
	Trading Account Assets
	Asset-Backed Securities (6)	Equity Securities	Equity Securities, Available-for-Sale	Short term Investments	Other Long- term Investments
	(in thousands)
Fair value, beginning of period	$0	$15,770	$75	$0	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	0	0	0	0	0
Asset management fees and other income	0	1,707	0	0	0
Included in other comprehensive income (loss)	0	0	(38)	0	0
Net investment income	0	0	0	0	0
Purchases	0	0	0	8,425	0
Sales	0	0	0	(1)	0
Issuances	0	0	0	0	0
Settlements	0	0	0	(7,085)	0
Transfers into Level 3(1)	0	0	0	0	16
Transfers out of Level 3(1)	0	0	0	0	(16)
Other(3)	0	11	0	0	0
Fair value, end of period	$0	$17,488	$37	$1,339	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0	$0
Asset management fees and other income	$0	$2,345	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2017
	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
	(in thousands)
Fair value, beginning of period	$5,474,263	$6,493	$(5,041,007)	$(20,337)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(4)	(158,623)	0	463,432	(30,991)
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	0	0	0
Net investment income	0	0	0	0
Purchases	902,110	0	0	0
Sales	0	0	0	0
Issuances	0	0	(875,008)	0
Settlements	0	0	0	4,677
Transfers into Level 3(1)	0	0	0	0
Transfers out of Level 3(1)	0	(6,493)	0	0
Other(3)	(760,101)	0	0	0
Fair value, end of period	$5,457,649	$0	$(5,452,583)	$(46,651)
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$(315,998)	$0	$313,532	$(30,991)
Asset management fees and other income	$0	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Fixed Maturities, Available-for-Sale
	Corporate Securities (5)	Asset-Backed Securities (6)	Commercial Mortgage-Backed Securities
	(in thousands)
Fair value, beginning of period	$95,492	$173,347	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	(277)	(891)	0
Asset management fees and other income	0	0	0
Included in other comprehensive income (loss)	(1,018)	158	0
Net investment income	54	149	0
Purchases	5,459	21,473	0
Sales	(9,928)	(44,486)	0
Issuances	0	0	0
Settlements	(10,728)	(1,071)	0
Transfers into Level 3(1)	29,881	48,957	0
Transfers out of Level 3(1)	(6,379)	(177,780)	0
Other(3)	0	0	0
Fair value, end of period	$102,556	$19,856	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$(560)	$(1,378)	$0
Asset management fees and other income	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Trading Account Assets
	Asset-Backed Securities (6)	Equity Securities	Equity Securities Available-For-Sale	Other Long-term Investments
	(in thousands)
Fair value, beginning of period	$0	$18,248	$165	$5,704
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(4)	0	0	0	0
Asset management fees and other income	(32)	192	0	0
Included in other comprehensive income (loss)	0	0	(90)	0
Net investment income	0	0	0	(67)
Purchases	0	0	0	102
Sales	0	(5,930)	0	0
Issuances	0	0	0	0
Settlements	(527)	0	0	0
Transfers into Level 3(1)	0	0	0	0
Transfers out of Level 3(1)	0	0	0	(2,479)
Other	559	3,260	0	(3,260)
Fair value, end of period	$0	$15,770	$75	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$0
Asset management fees and other income	$0	$(769)	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2016
	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
	(in thousands)
Fair value, beginning of period	$4,940,011	$5,000	$(5,205,434)	$0
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net(4)	(281,009)	(13)	975,823	(8,463)
Asset management fees and other income	0	0	0	0
Included in other comprehensive income (loss)	0	16	0	0
Net investment income	0	0	0	0
Purchases	815,261	6,500	0	0
Sales	0	(1,987)	0	0
Issuances	0	0	(811,396)	0
Settlements	0	0	0	(5,972)
Transfers into Level 3(1)	0	0	0	0
Transfers out of Level 3(1)	0	(2,464)	0	0
Other	0	(559)	0	(5,902)
Fair value, end of period	$5,474,263	$6,493	$(5,041,007)	$(20,337)
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$4,326,977	$0	$866,386	$(8,463)
Asset management fees and other income	$0	$0	$0	$0
The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and other comprehensive income for the year ended December 31, 2015, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2015.

	Year Ended December 31, 2015
	Fixed Maturities, Available-for-Sale
	Corporate Securities (5)	Asset-Backed Securities (6)	Commercial Mortgage-Backed Securities
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$(1,533)	$42	$0
Asset management fees and other income	$0	$0	$0
Included in other comprehensive income (loss)	$262	$(939)	$0
Net investment income	$30	$52	$0
Unrealized gains (losses) for assets still held(2):
Included in earnings:
Realized investment gains (losses), net	$(1,392)	$0	$0
Asset management fees and other income	$0	$0	$0

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2015
	Trading Account Assets
	Asset-Backed Securities (6)	Equity Securities	Equity Securities, Available-for-Sale	Other Long- term Investments
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$337	$1,912
Asset management fees and other income	$0	$2,207	$0	$0
Included in other comprehensive income (loss)	$0	$0	$(245)	$0
Net investment income	$0	$0	$0	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$0	$0	$0	$1,744
Asset management fees and other income	$0	$2,162	$0	$0

	Year Ended December 31, 2015
	Reinsurance Recoverables	Receivables from Parent and Affiliates	Future Policy Benefits	Policyholders' Account Balances
	(in thousands)
Total gains (losses) (realized/unrealized):
Included in earnings:
Realized investment gains (losses), net (4)	$(635,006)	$0	$505,416	$0
Asset management fees and other income	$0	$0	$0	$0
Included in other comprehensive income (loss)	$0	$(17)	$0	$0
Net investment income	$0	$0	$0	$0
Unrealized gains (losses) for assets/liabilities still held(2):
Included in earnings:
Realized investment gains (losses), net	$(482,828)	$0	$381,057	$0
Asset management fees and other income	$0	$0	$0	$0

(1)	Transfers into or out of any level are generally reported at the value as of the beginning of the quarter in which the transfer occurs for any such assets still held at the end of the quarter.

(2)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(3)
Other, except for Reinsurance recoverables, primarily represents reclassifications of certain assets and liabilities between reporting categories. Other for Reinsurance Recoverables for the year ended December 31, 2017, represents the Company's recapture of the risks related to the no-lapse guarantees that were previously reinsured to UPARC and the discontinuation of embedded derivative accounting, effective July 1, 2017.

(4)
Realized investment gains (losses) on Future Policy Benefits and Reinsurance Recoverables primarily represents the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts. Refer to Note 1 for impacts to Realized investment gains (losses) related to the Variable Annuities Recapture.

(5)
Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities. Prior period amounts were aggregated to conform to current period presentation.

(6)	Includes credit-tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.
Transfers - Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company is able to validate.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Fair Value of Financial Instruments
The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Consolidated Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2017(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,111,625	$1,111,625	$1,083,419
Policy loans	0	0	1,161,101	1,161,101	1,161,101
Cash and cash equivalents	36,562	148,000	0	184,562	184,562
Accrued investment income	0	82,341	0	82,341	82,341
Receivables from parent and affiliates	0	167,545	0	167,545	167,545
Other assets	0	50,407	0	50,407	50,407
Total assets	$36,562	$448,293	$2,272,726	$2,757,581	$2,729,375
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,178,583	$276,435	$1,455,018	$1,458,599
Securities sold under agreements to repurchase	0	0	0	0	0
Cash collateral for loaned securities	0	33,169	0	33,169	33,169
Payables to parent and affiliates	0	223,550	0	223,550	223,550
Other liabilities	0	362,592	0	362,592	362,592
Total liabilities	$0	$1,797,894	$276,435	$2,074,329	$2,077,910

	December 31, 2016(1)
	Fair Value				Carrying Amount (2)
	Level 1	Level 2	Level 3	Total	Total
	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,181,582	$1,181,582	$1,150,381
Policy loans	0	0	1,166,456	1,166,456	1,166,456
Cash and cash equivalents	30,149	58,366	0	88,515	88,515
Accrued investment income	0	87,322	0	87,322	87,322
Receivables from parent and affiliates	0	76,315	0	76,315	76,315
Other assets	0	37,969	0	37,969	37,969
Total assets	$30,149	$259,972	$2,348,038	$2,638,159	$2,606,958
Liabilities:
Policyholders’ account balances - investment contracts	$0	$1,129,378	$253,007	$1,382,385	$1,386,099
Securities sold under agreements to repurchase	0	68,904	0	68,904	68,904
Cash collateral for loaned securities	0	74,976	0	74,976	74,976
Payables to parent and affiliates	0	73,628	0	73,628	73,628
Other liabilities	0	305,969	0	305,969	305,969
Total liabilities	$0	$1,652,855	$253,007	$1,905,862	$1,909,576

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(1)
Other long-term investments excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at NAV per share (or its equivalent) as a practical expedient. At December 31, 2017 and 2016, the fair values of these cost method investments were $49 million and $35 million, respectively. The carrying values of these investments were $41 million and $32 million as of December 31, 2017 and 2016, respectively.

(2)
Carrying values presented herein differ from those in the Company’s Consolidated Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments. Financial statement captions excluded from the above table are not considered financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
The Company's valuation technique for policy loans is to discount cash flows at the current policy loan coupon rate. Policy loans are fully collateralized by the cash surrender value of underlying insurance policies. As a result, the carrying value of the policy loans approximates the fair value.
Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: cash and cash equivalent instruments, accrued investment income, and other assets that meet the definition of financial instruments, including receivables, such as unsettled trades and accounts receivable.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Securities Sold Under Agreements to Repurchase
The Company receives collateral for selling securities under agreements to repurchase, or pledges collateral under agreements to resell. Repurchase and resale agreements are also generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities, similar to the securities sold under agreement to repurchase above. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

10. DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.
Equity Contracts
Equity options are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced names (or an index’s referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells variable annuity products which may include guaranteed benefit features that are accounted for as embedded derivatives; related to these derivatives, the Company has entered into reinsurance agreements with both affiliated and unaffiliated parties. Effective April 1, 2016, the Company entered into reinsurance agreements (previously reinsured to Pruco Re) with affiliates, PALAC and Prudential Insurance. See Note 1 for additional information on the reinsurance agreements. Additionally, the Company has entered into a reinsurance agreement with an external counterparty, Union Hamilton Reinsurance, Ltd. ("Union Hamilton").
In regard to no-lapse guarantee provision on certain universal life products, the Company had reinsured a portion of it to an affiliate, UPARC, through June 30, 2017 and recaptured the reinsurance effective July 1, 2017. See Note 12 for additional information on the recapture.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

These embedded derivatives and reinsurance agreements, also accounted as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 9.
Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives which are recorded with the associated host and related reinsurance recoverables. Many derivative instruments contain multiple underlyings. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral held with the same counterparty, and non-performance risk.

	December 31, 2017			December 31, 2016
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$649,905	$18,243	$(44,806)	$435,602	$44,040	$(1,835)
Total Qualifying Hedges	$649,905	$18,243	$(44,806)	$435,602	$44,040	$(1,835)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Swaps	$246,925	$23,032	$0	$101,076	$8,215	$0
Foreign Currency
Foreign Currency Forwards	16,320	0	(376)	13,447	216	(20)
Credit
Credit Default Swaps	1,594	0	(96)	3,000	0	(281)
Currency/Interest Rate
Foreign Currency Swaps	95,145	4,347	(5,600)	56,626	7,789	(211)
Equity
Equity Options	1,277,102	69,472	(23,500)	649,807	30,624	(10,507)
Total Non-Qualifying Hedges	$1,637,086	$96,851	$(29,572)	$823,956	$46,844	$(11,019)
Total Derivatives (1)	$2,286,991	$115,094	$(74,378)	$1,259,558	$90,884	$(12,854)

(1)	Excludes embedded derivatives and related reinsurance recoverables which contain multiple underlyings.
The fair value of the embedded derivatives, included in "Future policy benefits," was a net liability of $5,453 million and $5,041 million as of December 31, 2017 and December 31, 2016, respectively. The fair value of the related reinsurance recoverables, included in "Reinsurance recoverables," was an asset of $5,458 million and $5,474 million as of December 31, 2017 and December 31, 2016, respectively. Of these reinsurance recoverables, the fair value related to the living benefits guarantee from PALAC and Prudential Insurance was an asset of $5,445 million and $5,041 million and the fair value related to the Prudential Premier® Retirement Variable Annuity from Union Hamilton was an asset of $13 million and $0 million of December 31, 2017 and December 31, 2016, respectively. Effective July 1, 2017, the Company recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and discontinued the embedded derivative accounting. The fair value related to the no-lapse guarantee from UPARC was an asset of $433 million as of December 31, 2016. See Note 12 for additional information on these reinsurance agreements.
The fair value of the embedded derivatives, included in "Policyholders' account balances," was a net liability of $47 million and $20 million as of December 31, 2017 and December 31, 2016, respectively. There was no related reinsurance recoverable.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements that are offset in the Consolidated Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Consolidated Statements of Financial Position.

	December 31, 2017
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$115,086	$(115,086)	$0	$0	$0
Securities purchased under agreements to resell	148,000	0	148,000	(148,000)	0
Total Assets	$263,086	$(115,086)	$148,000	$(148,000)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$74,378	$(69,718)	$4,660	$(245)	$4,415
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$74,378	$(69,718)	$4,660	$(245)	$4,415

	December 31, 2016
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Consolidated Statement of Financial Position	Net Amounts Presented in the Consolidated Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount
	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$90,877	$(13,019)	$77,858	$(77,858)	$0
Securities purchased under agreements to resell	58,366	0	58,366	(58,366)	0
Total Assets	$149,243	$(13,019)	$136,224	$(136,224)	$0
Offsetting of Financial Liabilities:
Derivatives(1)	$12,854	$(12,854)	$0	$0	$0
Securities sold under agreements to repurchase	68,904	0	68,904	(68,904)	0
Total Liabilities	$81,758	$(12,854)	$68,904	$(68,904)	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.
For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 14. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Consolidated Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2017
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$6,071	$(8,234)	$(58,609)
Total qualifying hedges	0	6,071	(8,234)	(58,609)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(1,565)	0	0	0
Currency	(1,316)	0	0	0
Currency/Interest Rate	(7,245)	0	(71)	0
Credit	(46)	0	0	0
Equity	30,466	0	0	0
Embedded Derivatives	(126,919)	0	0	0
Total non-qualifying hedges	(106,625)	0	(71)	0
Total	$(106,625)	$6,071	$(8,305)	$(58,609)

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$4,055	$1,638	$(7,340)
Total qualifying hedges	0	4,055	1,638	(7,340)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	186,419	0	0	0
Currency	1,657	0	0	0
Currency/Interest Rate	8,960	0	(15)	0
Credit	(535)	0	0	0
Equity	350	0	0	0
Embedded Derivatives	467,682	0	0	0
Total non-qualifying hedges	664,533	0	(15)	0
Total	$664,533	$4,055	$1,623	$(7,340)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	Year Ended December 31, 2015
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI (1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$3,297	$1,879	$36,686
Total qualifying hedges	0	3,297	1,879	36,686
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	77,158	0	0	0
Currency	211	0	0	0
Currency/Interest Rate	11,533	0	209	0
Credit	90	0	0	0
Equity	(35,276)	0	0	0
Embedded Derivatives	(274,008)	0	0	0
Total non-qualifying hedges	(220,292)	0	209	0
Total	$(220,292)	$3,297	$2,088	$36,686

(1)	Amounts deferred in AOCI.
For the years ended December 31, 2017, 2016 and 2015, the ineffective portion of derivatives accounted for using hedge accounting were de minimis to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Presented below is a rollforward of current period cash flow hedges in “Accumulated other comprehensive income (loss)” before taxes:

(in thousands)
Balance, December 31, 2014	$11,585
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2015	40,972
Amount reclassified into current period earnings	(4,286)
Balance, December 31, 2015	48,271
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	575
Amount reclassified into current period earnings	(7,915)
Balance, December 31, 2016	40,931
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2017	(59,712)
Amount reclassified into current period earnings	1,103
Balance, December 31, 2017	$(17,678)
The changes in fair value of cash flow hedges are deferred in AOCI and are included in "Net unrealized investment gains (losses)" in the Consolidated Statements Comprehensive Income; these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2017 values, it is estimated that a pre-tax gain of $6 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2018, offset by amounts pertaining to the hedged items.

As of December 31, 2017, the Company did not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 39 years.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Credit Derivatives
As of December 31, 2017 and 2016, the Company has not written credit protection.
The Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio. The Company has outstanding notional amounts of $2 million and $3 million reported at fair value as a liability of $0.1 million and $0.3 million as of December 31, 2017 and 2016, respectively.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement as applicable; (ii) trading through a central clearing and OTC; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
11. COMMITMENTS AND GUARANTEES, CONTINGENT LIABILITIES AND LITIGATION AND REGULATORY MATTERS
Commitments
The Company has made commitments to fund commercial loans. As of December 31, 2017 and 2016, the outstanding balances on these commitments were $15 million and $49 million, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities. As of December 31, 2017 and 2016, $196 million and $133 million, respectively, of these commitments were outstanding.
Guarantees
In July 2017, the Company formed a joint venture with CT Corp to provide life insurance solutions in Indonesia. The Company owns a 49% interest in the joint venture and has entered into a shareholders agreement with CT Corp that set out their respective rights and obligations with respect to the joint venture. Among other things, the shareholders agreement obligates the Company and CT Corp to provide capital to the joint venture, as necessary to comply with applicable law or to maintain a specified minimum amount of capital in the joint venture. This obligation is not limited to a maximum amount. The Company does not expect to make any payments on this guarantee and is not carrying any liabilities associated with the guarantee.
Contingent Liabilities
On an ongoing basis, the Company reviews its operations including, but not limited to, practices and procedures for meeting obligations to our customers and other parties. This review may result in the modification or enhancement of processes, including concerning the timing or computation of payments to customers and other parties. In certain cases, if appropriate, the Company may offer customers or other parties remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed, including matters discussed below. The Company estimates that as of December 31, 2017, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $30 million. This estimate is not an indication of expected loss, if any, or the Company's maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Wells Fargo MyTerm Sales
In December 2016, Prudential Financial announced that it suspended sales of its MyTerm life insurance product through Wells Fargo pending completion of a Prudential Financial-initiated review of how the product was being sold through Wells Fargo. Prudential Financial has offered to reimburse the full amount of premium with interest, to any Wells Fargo customers with concerns about the way in which the product was purchased. Wells Fargo distributed the product from June 2014 until sales were suspended, and Prudential Financial's total annualized new business premiums associated with sales through Wells Fargo were approximately $4 million. Annualized new business premiums include 100% of scheduled first year premiums for policies sold during this period.
Prudential Financial has received inquiries, requests for information, subpoenas and a civil investigative demand related to this matter from state and federal regulators, including its lead state insurance regulator, the New Jersey Department of Banking and Insurance ("NJDOBI"), state attorneys general and federal legislators, and is responding to these requests. Prudential Financial has also received shareholder demands for certain books and records under New Jersey law. Litigation related to this matter is described below. Prudential Financial may become subject to additional regulatory inquiries and other investigations and actions, shareholder demands and litigation related to this matter. Prudential Financial has provided notice to Wells Fargo that it may seek indemnification under the MyTerm distribution agreement between the parties. In December 2017, NJDOBI ended its investigation and concluded that there was no evidence of improper activity by Prudential regarding the sale and marketing of MyTerm policies to Wells Fargo customers.
Alex Perea, individually and on behalf of all others similarly situated v. The Prudential Insurance Company of America, et al.
In December 2016, a putative class action complaint entitled Alex Perea, individually and on behalf of all others similarly situated v. The Prudential Insurance Company of America, Pruco Life Insurance Company of New Jersey, and Pruco Life Insurance Company, was filed in the United States District Court for the District of New Jersey. The complaint: (i) alleges that defendants conspired with Wells Fargo to sell a life insurance product to Wells Fargo customers without their knowledge or consent and violated federal law (Racketeer Influenced and Corrupt Organizations Act ("RICO")) and New Jersey law (Consumer Fraud Act); and (ii) seeks injunctive relief, compensatory damages, exemplary and statutory penalties, treble damages, interest and attorneys’ fees and costs. In January 2017, plaintiff filed an amended complaint in the United States District Court for the District of New Jersey, alleging the same claims contained in the complaint. In February 2017, the amended complaint was withdrawn with prejudice. This case is now closed.
Behfarin v. Pruco Life
In July 2017, a putative class action complaint entitled Richard Behfarin v. Pruco Life Insurance Company was filed in the United States District Court for the Central District of California, alleging that the Company imposes charges on owners of universal life policies to cure defaults and/or reinstate lapses, that are inconsistent with the applicable universal life policy. The complaint includes claims for breach of contract, breach of implied covenant of good faith and fair dealing, and violation of California law, and seeks unspecified damages along with declaratory and injunctive relief. In September 2017, the Company filed its answer to the complaint.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Escheatment Litigation
State of West Virginia ex. Rel. John D. Perdue v. Pruco Life
In October 2012, the State of West Virginia commenced a second action against Pruco Life making the same allegations stated in the action against Prudential Insurance. In April 2013, Pruco Life filed motions to dismiss the complaints in both of the West Virginia actions. In December 2013, the Court granted Pruco Life’s motions and dismissed the complaints with prejudice. In January 2014, the State of West Virginia appealed the decisions. In June 2015, the West Virginia Supreme Court issued a decision: (i) reversing the trial court’s dismissal of the West Virginia Treasurer’s complaint alleging violations of West Virginia’s unclaimed property law; and (ii) remanding the case to the Circuit Court of Putnam County for proceedings consistent with its decision. In July 2015, a petition for rehearing was filed with the West Virginia Supreme Court. In September 2015, the West Virginia Supreme Court of Appeals denied Pruco Life's rehearing petition. In November 2015, Pruco Life filed its answer.
Escheatment Audit and Claims Settlement Practices Market Conduct Exam
In January 2012, a Global Resolution Agreement entered into by the Company and a third-party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third-party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File (“SSMDF") to identify deceased insureds and contractholders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Substantially all other jurisdictions that are not signatories to the Global Resolution Agreement or the Regulatory Settlement Agreement have entered into similar agreements with the Company. During 2017, audits were satisfactorily completed by the third party auditor of the Global Resolution Agreement and by the regulators for the Regulatory Settlement Agreement to assure that the Company had complied with the terms of both agreements.
The New York Attorney General has subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, the New York Office of Unclaimed Funds is conducting an audit of the Company’s compliance with New York’s unclaimed property laws.
Securities Lending Matter
In 2016, Prudential Financial self-reported to the SEC and the DOL, and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and substantially implemented a remediation plan for the benefit of customers. Prudential Financial is cooperating with regulators in their review of this matter (which includes a review of the remediation plan) and has entered into discussions with the SEC staff regarding a possible settlement that would potentially involve charges under the Investment Advisers Act and financial remedies. Prudential Financial cannot predict the outcome of these discussions.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

12. REINSURANCE
The Company participates in reinsurance with its affiliates Prudential Life Insurance Company of Taiwan Inc. (“Prudential of Taiwan”), Prudential Arizona Reinsurance Captive Company (“PARCC”), Prudential Arizona Reinsurance Term Company (“PAR Term”), PAR U, Prudential Universal Reinsurance Company ("PURC"), Prudential Term Reinsurance Company (“Term Re”), PALAC, GUL Re, its parent company Prudential Insurance, as well as third parties, and participated in reinsurance with its affiliate Pruco Re through March 31, 2016 and its affiliate UPARC through June 30, 2017. The reinsurance agreements provide risk diversification and additional capacity for future growth, limit the maximum net loss potential, manage statutory capital, facilitate the Company's capital market hedging program, and align accounting methodology for the assets and liabilities of living benefit guarantees contained in annuities contracts. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Life reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term and coinsurance. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.
Reserves related to reinsured long duration contracts are accounted for using assumptions consistent with those used to account for the underlying contracts. Amounts recoverable from reinsurers for long duration reinsurance arrangements are estimated in a manner consistent with the claim liabilities and policy benefits associated with the reinsured policies. Reinsurance premiums ceded for universal life products are accounted for as a reduction of policy charges and fee income. Reinsurance premiums ceded for term insurance products are accounted for as a reduction of premiums.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. The Company has entered into reinsurance agreements to transfer the risk related to the living benefit guarantees on variable annuities to PALAC excluding the PLNJ business which was reinsured to Prudential Insurance. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture. Through June 30, 2017, the Company had an agreement with UPARC to reinsure a portion of the no-lapse guarantee provision on certain universal life products. See below for additional information on the change effective July 1, 2017 related to the recapture of the no-lapse guarantee risks that were previously reinsured to UPARC. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through “Realized investment gains (losses), net”. See Note 10 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company’s Consolidated Statements of Financial Position as of December 31, were as follows:

	2017	2016
	(in thousands)
Reinsurance recoverables	$32,555,500	$28,674,226
Policy loans	(124,843)	(87,112)
Deferred policy acquisition costs	(6,832,729)	(6,482,889)
Deferred sales inducements	(638,065)	(615,117)
Other assets(1)	205,430	226,347
Policyholders’ account balances	5,004,885	4,978,859
Future policy benefits	3,301,841	2,833,327
Other liabilities(2)	626,306	410,376

(1)	"Other assets" includes $0.1 million of unaffiliated activity as of both December 31, 2017 and 2016.

(2)	"Other liabilities" includes $73 million and $28 million of unaffiliated activity as of December 31, 2017 and 2016, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

The reinsurance recoverables by counterparty are broken out below:

	December 31, 2017	December 31, 2016
	(in thousands)
PAR U	$11,111,272	$10,514,125
PALAC	8,388,988	7,706,860
PURC	3,577,962	3,153,449
PARCC	2,546,673	2,589,397
GUL Re	1,772,950	0
PAR Term	1,559,618	1,403,738
Prudential of Taiwan	1,406,686	1,246,241
Prudential Insurance	1,152,241	976,652
Term Re	966,509	593,084
UPARC	0	467,904
Unaffiliated	72,601	22,776
Total reinsurance recoverables	$32,555,500	$28,674,226
Reinsurance amounts, included in the Company’s Consolidated Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

	2017	2016	2015
	(in thousands)
Premiums:
Direct	$1,720,896	$1,621,531	$1,519,992
Assumed(1)	194	359	0
Ceded(2)	(1,666,384)	(2,447,832)	(1,442,358)
Net premiums	54,706	(825,942)	77,634
Policy charges and fee income:
Direct	3,459,134	2,804,446	2,933,271
Assumed	473,573	533,648	434,560
Ceded(3)	(3,678,165)	(2,550,899)	(1,211,444)
Net policy charges and fee income	254,542	787,195	2,156,387
Net investment income:
Direct	356,291	378,969	419,357
Assumed	1,484	1,411	1,394
Ceded	(5,365)	(4,430)	(4,164)
Net investment income	352,410	375,950	416,587
Asset administration fees:
Direct	340,461	310,178	362,321
Assumed	0	0	0
Ceded	(322,868)	(225,735)	0
Net asset administration fees	17,593	84,443	362,321
Other income:
Direct	62,830	50,475	44,223
Assumed(4)	390	(161)	0
Ceded	(77)	21	0
Amortization of reinsurance income	4,606	(19,228)	11,292
Net other income	67,749	31,107	55,515
Realized investment gains (losses), net:
Direct	478,117	1,263,088	571,702
Assumed	0	0	0
Ceded(5)	(558,303)	(504,639)	(780,240)
Realized investment gains (losses), net	(80,186)	758,449	(208,538)
Policyholders’ benefits (including change in reserves):
Direct	2,450,810	2,456,262	2,064,906
Assumed(6)	584,909	596,196	541,371
Ceded(7)	(3,074,099)	(3,312,658)	(2,307,127)
Net policyholders’ benefits (including change in reserves)	(38,380)	(260,200)	299,150
Interest credited to policyholders’ account balances:
Direct	350,262	413,328	477,667
Assumed	135,123	131,953	124,954
Ceded	(316,994)	(244,061)	(228,410)
Net interest credited to policyholders’ account balances	168,391	301,220	374,211
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization(8)	(1,302,020)	(840,010)	(354,372)

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

(1)	"Premiums assumed" includes $0.2 million, $0.4 million and $0 million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(2)	"Premiums ceded" includes $0.0 million of unaffiliated activity for the year ended December 31, 2017.

(3)	"Policy charges ceded" includes $(8) million, $(4) million and $(4) million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(4)	"Other income assumed" includes $0.4 million, $(0.2) million and $0.0 million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(5)	"Realized investment gains (losses), net ceded" includes $(20) million, $(30) million and $2 million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(6)	"Policyholders' benefits (including change in reserves) assumed" includes $0.4 million of unaffiliated activity for the year ended December 31, 2017.

(7)
"Policyholders' benefits (including change in reserves) ceded" includes $4 million, $5 million and $(14) million of unaffiliated activity for the years ended December 31, 2017, 2016 and 2015, respectively.

(8)	Prior period amount for the year ended December 31, 2015 has been corrected to exclude non-reinsurance expenses.
The gross and net amounts of life insurance face amount in force as of December 31, were as follows:

	2017	2016	2015
	(in thousands)
Direct gross life insurance face amount in force	$882,333,743	$827,832,976	$770,427,543
Assumed gross life insurance face amount in force	41,782,959	42,566,514	43,552,313
Reinsurance ceded	(854,053,110)	(805,796,078)	(752,647,594)
Net life insurance face amount in force	$70,063,592	$64,603,412	$61,332,262
Information regarding significant affiliated reinsurance agreements is described below.
PAR U
Pruco Life reinsures an amount equal to 70% of all the risks associated with Universal Protector policies having no-lapse guarantees as well as its Universal Plus policies, with effective dates prior to January 1, 2011.
Effective July 1, 2011, PLNJ reinsures an amount equal to 95% of all the risks associated with its universal life policies with PAR U.
On January 2, 2013, Pruco Life began to assume Guaranteed Universal Life ("GUL") business from Prudential Insurance in connection with the acquisition of The Hartford Life Business. The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U.
PALAC
Effective April 1, 2016, the Company entered into a reinsurance agreement with PALAC, to reinsure its variable annuity base contracts, along with the living benefit guarantees, excluding business reinsured externally, and the PLNJ business, which was reinsured to Prudential Insurance. See Note 1 for additional information related to the Variable Annuities Recapture.
PURC
Pruco Life reinsures an amount equal to 70% of all the risks associated with its Universal Protector policies having no lapse guarantees as well as its Universal Plus policies, with effective dates from January 1, 2011 through December 31, 2013 with PURC and 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as Universal Plus policies, with effective dates from January 1, 2014 through December 31, 2016.
PARCC
The Company reinsures 90% of the risks under its term life insurance policies, with effective dates prior to January 1, 2010 through an automatic coinsurance agreement with PARCC.
GUL Re
Effective January 1, 2017, Pruco Life entered into an automatic coinsurance agreement with GUL Re to reinsure an amount equal to 95% of all the risks associated with Universal Protector policies having no-lapse guarantees, as well as Universal Plus policies, with effective dates on or after January 1, 2017, excluding those policies that are subject to principles-based reserving.
Effective July 1, 2017, Pruco Life amended this agreement to include 30% of Universal Protector and Universal Life policies with effective dates prior to January 1, 2014.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

PAR Term
The Company reinsures 95% of the risks under its term life insurance policies with effective dates January 1, 2010 through December 31, 2013, through an automatic coinsurance agreement with PAR Term.
Prudential of Taiwan
On January 31, 2001, Pruco Life transferred all of its assets and liabilities associated with its Taiwan branch, including its Taiwan insurance book of business, to Prudential of Taiwan, an affiliated company. The mechanism used to transfer this block of business in Taiwan is referred to as a “full acquisition and assumption” transaction. Under this mechanism, Pruco Life is jointly liable with Prudential of Taiwan for two years from the giving of notice to all obligees for all matured obligations and for two years after the maturity date of not-yet-matured obligations. Prudential of Taiwan is also contractually liable, under indemnification provisions of the transaction, for any liabilities that may be asserted against Pruco Life.
The transfer of the insurance related assets and liabilities was accounted for as a long-duration coinsurance transaction under U.S. GAAP. Under this accounting treatment, the insurance related liabilities remain on the books of Pruco Life and an offsetting reinsurance recoverable is established. These assets and liabilities are denominated in U.S. dollars.
Prudential Insurance
The Company has a yearly renewable term reinsurance agreement with Prudential Insurance and reinsures the majority of all mortality risks not otherwise reinsured. Effective July 1, 2017, this agreement has been terminated for certain new business, primarily Universal Life insurance policies. Effective July 1, 2017, the Company will reinsure a portion of the mortality risk directly to third-party reinsurers and retain all of the non-reinsured portion of the mortality risk.
On January 2, 2013, Pruco Life began to assume GUL business from Prudential Insurance in connection with the acquisition of the Hartford Financial Services Group, Inc. ("Hartford Financial"). The GUL business assumed from Prudential Insurance was subsequently retroceded to PAR U. In December 2017, Hartford Financial announced a definitive agreement to sell a group of operating subsidiaries, which includes two of Prudential Insurance's counterparties to these reinsurance arrangements. There is no impact to the terms, rights or obligations of Prudential Insurance, or operation of these reinsurance arrangements, as a result of this change in control of such counterparties. Similarly, there is no impact to the Company's reinsurance arrangements with respect to such GUL business as a result of this change in control.
The Company has reinsured a group annuity contract with Prudential Insurance, in consideration for a single premium payment by the Company, providing reinsurance equal to 100% of all payments due under the contract.
Effective April 1, 2016, PLNJ entered into a reinsurance agreement with Prudential Insurance to reinsure its variable annuity base contracts, along with the living benefit guarantees. See Note 1 for additional information related to the Variable Annuities Recapture.
Term Re
The Company reinsures 95% of the risks under its term life insurance policies, with effective dates on or after January 1, 2014, through an automatic coinsurance agreement with Term Re.
UPARC
Through June 30, 2017, Pruco Life reinsured Universal Protector policies having no-lapse guarantees with effective dates through December 31, 2013 with UPARC. UPARC reinsured an amount equal to 27% of the net amount at risk related to the first $1 million in face amount plus 30% of the net amount at risk related to the face amount in excess of $1 million as well as 30% of the risk of uncollectible policy charges and fees associated with the no-lapse guarantee provision of these policies.
Effective July 1, 2017, Pruco Life recaptured the risks related to the no-lapse guarantees that were previously reinsured to UPARC and subsequently included these risks as part of the business ceded to GUL Re under the amended coinsurance agreement on that date. As part of the recapture, the Company received invested assets of $557 million as consideration from UPARC and unwound the associated reinsurance recoverable of $760 million. As a result, the Company recognized a loss of $203 million immediately.
Pruco Re
Through March 31, 2016, the Company, including its wholly-owned subsidiary PLNJ, entered into various automatic coinsurance agreements with Pruco Re to reinsure its living benefit guarantees sold on certain of its annuities. See Note 1 for additional information on the change effective April 1, 2016 related to the Variable Annuities Recapture.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Information regarding significant third party reinsurance arrangements is described below.
Union Hamilton
Effective April 1, 2015, the Company, excluding its subsidiaries, entered into an agreement with Union Hamilton, an external counterparty, to reinsure approximately 50% of the Prudential Premier® Retirement Variable Annuity with Highest Daily Lifetime Income (“HDI”) v.3.0 business, a guaranteed benefit feature. This reinsurance agreement covered most new HDI v.3.0 variable annuity business issued between April 1, 2015 and December 31, 2016 on a quota share basis, with Union Hamilton’s cumulative quota share amounting to $2.9 billion of new rider premiums as of December 31, 2016. As of December 31, 2017, $3.2 billion of HDI v.3.0 account values are reinsured to Union Hamilton. Reinsurance on business subject to this agreement remains in force for the duration of the underlying annuity contracts. New sales subsequent to December 31, 2016 is not covered by this external reinsurance agreement. These guaranteed benefit features are accounted for as embedded derivatives.
13. EQUITY
Accumulated Other Comprehensive Income (Loss)
The balance of and changes in each component of “Accumulated other comprehensive income (loss)” for the years ended December 31, were as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)
	(in thousands)
Balance, December 31, 2014	$(67)	$178,758	$178,691
Change in OCI before reclassifications	(507)	(164,799)	(165,306)
Amounts reclassified from AOCI	0	(9,902)	(9,902)
Income tax benefit (expense)	177	61,145	61,322
Balance, December 31, 2015	$(397)	$65,202	$64,805
Change in OCI before reclassifications	(8)	74,040	74,032
Amounts reclassified from AOCI	0	(64,540)	(64,540)
Income tax benefit (expense)	3	(3,325)	(3,322)
Balance, December 31, 2016	$(402)	$71,377	$70,975
Change in OCI before reclassifications	259	164,482	164,741
Amounts reclassified from AOCI	0	(26,998)	(26,998)
Income tax benefit (expense)	(91)	(43,281)	(43,372)
Balance, December 31, 2017	$(234)	$165,580	$165,346

(1)	Includes cash flow hedges of $(18) million, $41 million, and $48 million as of December 31, 2017, 2016 and 2015, respectively.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015
	(in thousands)
Amounts reclassified from AOCI (1)(2):
Net unrealized investment gains (losses):
Cash flow hedges—Currency/Interest rate(3)	$(1,103)	$7,915	$4,286
Net unrealized investment gains (losses) on available-for-sale securities(4)	28,101	56,625	5,616
Total net unrealized investment gains (losses)	26,998	64,540	9,902
Total reclassifications for the period	$26,998	$64,540	$9,902

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 10 for additional information on cash flow hedges.

(4)
See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs, future policy benefits and policyholders’ account balances.

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale and certain other long-term investments and other assets are included in the Company’s Consolidated Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs, Reinsurance Recoverable and Other Costs	Future Policy Benefits, Policyholders' Account Balances and Reinsurance Payables	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2014(2)	$5,333	$(2,709)	$1,399	$(1,440)	$2,583
Net investment gains (losses) on investments arising during the period	107	0	0	(37)	70
Reclassification adjustment for (gains) losses included in net income	(251)	0	0	88	(163)
Reclassification adjustment for OTTI losses excluded from net income(1)	7	0	0	(2)	5
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and deferred sales inducements(2)	0	1,404	0	(492)	912
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders' account balances(2)	0	0	(330)	116	(214)
Balance, December 31, 2015(2)	$5,196	$(1,305)	$1,069	$(1,767)	$3,193
Net investment gains (losses) on investments arising during the period	1,238	0	0	(433)	805
Reclassification adjustment for (gains) losses included in net income	(1,107)	0	0	387	(720)
Reclassification adjustment for OTTI losses excluded from net income(1)	(444)	0	0	155	(289)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs(2)	0	393	0	(138)	255
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders' account balances(2)	0	0	(437)	153	(284)
Balance, December 31, 2016(2)	$4,883	$(912)	$632	$(1,643)	$2,960
Net investment gains (losses) on investments arising during the period	375	0	0	(119)	256
Reclassification adjustment for (gains) losses included in net income	(3,699)	0	0	1,171	(2,528)
Reclassification adjustment for OTTI losses excluded from net income(1)	50	0	0	(16)	34
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs	0	813	0	(289)	524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and reinsurance payables	0	0	(610)	214	(396)
Balance, December 31, 2017	$1,609	$(99)	$22	$(682)	$850

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments(2)	Deferred Policy Acquisition Costs, Reinsurance Recoverable and Other Costs	Future Policy Benefits, Policyholders' Account Balances and Reinsurance Payables	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)
	(in thousands)
Balance, December 31, 2014(3)	$344,577	$(256,260)	$182,553	$(94,695)	$176,175
Net investment gains (losses) on investments arising during the period	(223,082)	0	0	78,078	(145,004)
Reclassification adjustment for (gains) losses included in net income	(9,651)	0	0	3,378	(6,273)
Reclassification adjustment for OTTI losses excluded from net income(1)	(7)	0	0	2	(5)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and deferred sales inducements(3)	0	159,640	0	(55,874)	103,766
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders' account balances(3)	0	0	(102,538)	35,888	(66,650)
Balance, December 31, 2015(3)	$111,837	$(96,620)	$80,015	$(33,223)	$62,009
Net investment gains (losses) on investments arising during the period	(70,379)	0	0	24,633	(45,746)
Reclassification adjustment for (gains) losses included in net income	65,647	0	0	(22,976)	42,671
Reclassification adjustment for OTTI losses excluded from net income(1)	444	0	0	(155)	289
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs(3)	0	(132)	0	46	(86)
Impact of net unrealized investment (gains) losses on future policy benefits and policyholders' account balances(3)	0	0	14,276	(4,996)	9,280
Balance, December 31, 2016(3)	$107,549	$(96,752)	$94,291	$(36,671)	$68,417
Net investment gains (losses) on investments arising during the period	134,613	0	0	(42,628)	91,985
Reclassification adjustment for (gains) losses included in net income	30,697	0	0	(9,721)	20,976
Reclassification adjustment for OTTI losses excluded from net income(1)	(50)	0	0	16	(34)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs, reinsurance recoverable and other costs	0	98,584	0	(35,060)	63,524
Impact of net unrealized investment (gains) losses on future policy benefits, policyholders' account balances and reinsurance payables	0	0	(123,289)	43,151	(80,138)
Balance, December 31, 2017	$272,809	$1,832	$(28,998)	$(80,913)	$164,730

(1)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	Includes cash flow hedges. See Note 10 for information on cash flow hedges.

(3)	Prior periods have been reclassified to conform to the current period presentation.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

14.    RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $1 million for each of the years ended December 31, 2017, 2016 and 2015. The expense charged to the Company for the deferred compensation program was $9 million, $8 million and $7 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $26 million, $23 million and $22 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $28 million, $28 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company’s expense for its share of the voluntary savings plan was $10 million, $10 million and $8 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The Company is charged distribution expenses from Prudential Insurance’s agency network for both its domestic life and annuity products through a transfer pricing agreement, which is intended to reflect a market based pricing arrangement.
The Company pays commissions and certain other fees to Prudential Annuities Distributors, Inc. (“PAD”) in consideration for PAD’s marketing and underwriting of the Company’s annuity products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s annuity products. Commissions and fees paid by the Company to PAD were $633 million, $709 million and $771 million for the years ended December 31, 2017, 2016 and 2015, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $66 million, $58 million and $51 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Corporate Owned Life Insurance
The Company has sold five Corporate Owned Life Insurance (“COLI”) policies to Prudential Insurance, and one to Prudential Financial. The cash surrender value included in separate accounts for these COLI policies was $3,688 million at December 31, 2017 and $3,367 million at December 31, 2016. Fees related to these COLI policies were $44 million, $42 million and $45 million for the years ended December 31, 2017, 2016 and 2015, respectively. The Company retains the majority of the mortality risk associated with these COLI policies up to $3.5 million per policy.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. ("PGIM"), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $14 million, $15 million and $17 million for the years ended December 31, 2017, 2016 and 2015, respectively. These expenses are recorded as “Net investment income” in the Consolidated Statements of Operations and Comprehensive Income.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 10 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other long-term investments" includes $79 million and $100 million as of December 31, 2017 and 2016, respectively. "Net investment income" related to these ventures includes a gain of $8 million, $2 million and $0.0 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. ("ASTISI") and PGIM Investments LLC ("PGIM Investments") whereby the Company receives fee income based on policyholders' separate account balances invested in the AST. Income received from ASTISI and PGIM Investments related to this agreement was $323 million, $295 million and $347 million for the years ended December 31, 2017, 2016 and 2015, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.
The Company has a revenue sharing agreement with PGIM Investments, whereby the Company receives fee income based on policyholders’ separate account balances invested in The Prudential Series Fund. Income received from Prudential Investments related to this agreement was $14 million, $13 million and $13 million for the years ended December 31, 2017, 2016 and 2015, respectively. These revenues are recorded as “Asset administration fees” in the Consolidated Statements of Operations and Comprehensive Income.
Affiliated Notes Receivable
Affiliated notes receivable included in “Receivables from parent and affiliates” at December 31, were as follows:

	Maturity Dates			Interest Rates			2017	2016
							(in thousands)
U.S. Dollar floating rate notes			2028	2.77%	-	3.12%	$6,551	$0
U.S. Dollar fixed rate notes	2022	-	2028	0.00%	-	14.85%	126,020	137,636
Total long-term notes receivable - affiliated(1)							$132,571	$137,636

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above include those classified as loans, and carried at unpaid principal balance, net of any allowance for losses and those classified as available-for-sale securities and other trading account assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $1 million at both December 31, 2017 and 2016, and is included in “Other assets”. Revenues related to these loans were $5 million, $6 million and $7 million for the years ended December 31, 2017, 2016 and 2015, respectively, and are included in “Other income”.
Affiliated Asset Transfers
The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within "Additional paid-in capital" ("APIC") and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2017 and 2016, excluding those related to the Variable Annuities Recapture effective April 1, 2016, as described in Note 1.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss)
				(in thousands)
Prudential Insurance	March 2016	Sale	Fixed Maturities & Short-Term Investments	$88,783	$88,875	$(60)	$0
PALAC	January 2017	Purchase	Fixed Maturities & Short-Term Investments	$29	$29	$0	$0
Prudential Insurance	June 2017	Sale	Fixed Maturities & Short-Term Investments	$16,965	$16,515	$293	$0
Prudential Insurance	June 2017	Sale	Commercial Mortgages	$43,198	$42,301	$584	$0
UPARC	September 2017	Transfer In	Other Long-Term Investments	$37,354	$37,354	$0	$0
GUL Re	September 2017	Transfer Out	Other Long-Term Investments	$72,354	$72,354	$0	$0
GUL Re	September 2017	Transfer Out	Fixed Maturities & Short-Term Investments	$1,254,457	$1,195,697	$0	$58,760
Prudential Financial	September 2017	Transfer In	Fixed Maturities & Short-Term Investments	$415,271	$376,412	$25,259	$0
Prudential Financial	September 2017	Transfer Out	Fixed Maturities & Short-Term Investments	$415,271	$376,412	$25,259	$0
UPARC	September 2017	Transfer In	Fixed Maturities & Short-Term Investments	$417,067	$385,459	$0	$31,608
UPARC	September 2017	Transfer In	Trading Account Assets	$6,225	$5,002	$0	$1,223
GUL Re	September 2017	Transfer Out	Trading Account Assets	$6,225	$5,002	$0	$1,223
UPARC	September 2017	Purchase	Other Long-Term Investments - Derivatives	$20,685	$20,685	$0	$0
UPARC	November 2017	Purchase	Fixed Maturities & Short-Term Investments	$41,250	$34,332	$0	$6,919
Prudential Insurance	December 2017	Sale	Commercial Mortgages	$106,199	$105,191	$655	$0
Debt Agreements
The Company is authorized to borrow funds up to $2.2 billion from affiliates to meet its capital and other funding needs. During the second quarter of 2016, the Company prepaid $125 million of its debt and reassigned all the remaining debt to PALAC and Prudential Insurance as part of the Variable Annuities Recapture. See Note 1 for additional information on the reassignment effective April 1, 2016. As of December 31, 2017 and 2016, there was no debt outstanding.
The total interest expense to the Company related to loans payable to affiliates was $0.8 million, $13 million and $51 million for the years ended December 31, 2017, 2016 and 2015, respectively.
Contributed Capital and Dividends
In March and July of 2017, the Company received capital contributions in the amounts of $5 million and $149 million, respectively, from Prudential Insurance. In March and June of 2016, the Company received capital contributions in the amounts of $5 million and $200 million, respectively, from Prudential Insurance. For the year ended December 31, 2015, the Company did not receive any capital contributions.
In December of 2017, the Company paid a dividend in the amount of $250 million to Prudential Insurance. In April of 2016, the Company paid a dividend in the amount of $2,593 million to Prudential Insurance. In June and December of 2015, the Company paid dividends in the amounts of $230 million and $200 million, respectively, to Prudential Insurance.
Reinsurance with Affiliates
As discussed in Note 12, the Company participates in reinsurance transactions with certain affiliates.

PRUCO LIFE INSURANCE COMPANY
Notes to Consolidated Financial Statements—(Continued)

15. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2017 and 2016 are summarized in the table below:

	Three months ended
	March 31	June 30	September 30	December 31
	(in thousands)
2017 (1)
Total revenues	$210,959	$270,721	$(24,256)	$209,390
Total benefits and expenses	189,338	(67,282)	193,689	180,806
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	21,621	338,003	(217,945)	28,584
Net income (loss)	$40,072	$349,164	$(178,496)	$113,692
2016 (2)
Total revenues	$791,393	$140,925	$231,010	$47,874
Total benefits and expenses	1,163,700	(588,114)	182,006	132,262
Income (loss) from operations before income taxes and equity in earnings of operating joint venture	(372,307)	729,039	49,004	(84,388)
Net income (loss)	$(328,199)	$723,984	$84,897	$(85,465)
(1) The variability in the quarterly results for 2017 was primarily due to the recapture of the risks related to the no-lapse guarantees that were previously reinsured to UPARC. See Note 12 for additional information.
(2) The variability in the quarterly results for 2016 was primarily due to the Variable Annuities Recapture. See Note 1 for additional information.

Report of Independent Registered Public Accounting Firm
To the Board of Directors and Stockholder of
Pruco Life Insurance Company:
Opinion on the Financial Statements
We have audited the accompanying consolidated statements of financial position of Pruco Life Insurance Company and its subsidiaries as of December 31, 2017 and 2016, and the related consolidated statements of operations and comprehensive income, of stockholder’s equity and of cash flows for each of the three years in the period ended December 31, 2017, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As described in Note 14 to the consolidated financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 8, 2018

We have served as the Company's auditor since 1996.

REVISION TO FINANCIAL INFORMATION

This Statement of Additional Information (SAI) includes financial statements for Pruco Life Insurance Company (the “Company”) for the period ended December 31, 2017. While not included in the SAI, the Company makes periodic reports under Form 10-Q. As disclosed in Note 11, “REVISION TO PRIOR YEAR INFORMATION”, to the Consolidated Financial Statements in its Quarterly Report on Form 10-Q for the period ended June 30, 2018, the Company has revised certain prior period amounts to correct an immaterial error in the calculation of reserves for certain individual life products identified during 2018 which impacted prior periods. Similarly, the Company will revise the full year 2017 and 2016, in subsequent filings, including the 2018 10-K for the Company. The impact to the previously issued consolidated financial statements as of December 31, 2017 and 2016 was not considered to be material individually or in the aggregate to previously issued financial statements. However, because of these adjustments, the Company decided to revise the affected periods of the balance sheet, results of operations, statement of stockholder’s equity and statement of cash flows within the third quarter 10-Q filing for the Company.
The following tables detail the resulting increase (decrease) to certain amounts originally reported as a result of the revision:

Income Statement Impact			Balance Sheet Impact
	Pre-tax Income	Net Income		Total	Total	Equity
	(in thousands)			Assets	Liabilities
1Q18 QTD	$937	$1,188		(in thousands)
			2017	$(34,236)	$(48,848)	$14,612
1Q17 QTD	$3,568	$5,945	2016	0	(11,251)	11,251
2Q17 QTD	(6,561)	(8,112)
2Q17 YTD	(2,993)	(2,167)
3Q17 QTD	2,089	1,300
3Q17 YTD	(904)	(867)
4Q17 QTD	2,091	4,228
2017 FY	1,187	3,361

2016 FY	$15,365	$9,988
2015 FY	(1,841)	(1,197)
2014 FY	(102)	(66)

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a)	Financial Statements

(1)
Financial Statements of the Sub-accounts of Pruco Life Flexible Premium Variable Annuity Account (Registrant) consisting of the Statement of Net Assets as of December 31, 2017; the Statement of Operations for the period ended December 31, 2017; the Statement of Changes in Net Assets for the periods ended December 31, 2017 and December 31, 2016, and the Notes relating thereto appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(2)
Consolidated Financial Statements of Pruco Life Insurance Company (Depositor) and its subsidiaries consisting of the Consolidated Statements of Financial Position as of December 31, 2017 and 2016; and the related Consolidated Statements of Operations, Changes in Stockholder’s Equity and Cash Flows for the years ended December 31, 2017, 2016, and 2015; and the Notes to the Consolidated Financial Statements appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b)	Exhibits:

(1)	Resolution of the Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Flexible Premium Variable Annuity Account. (Note 2)

(2)	Agreements for custody of securities and similar investments—Not Applicable.

(3) (a)	Distribution and Principal Underwriting Agreement by and among Pruco Life Insurance Company (Depositor) and Prudential Annuities Distributors, Inc. "PAD" (Underwriter). (Note 3)

(b) (1)	Specimen Affiliated Insurer Amendment to Selling Agreement. (Note 6)

(b) (2)	List of Broker Dealers selling under original Selling Agreement. (Note 8)

(b) (3)	List of Broker Dealers that executed Amendment to Selling Agreement. (Note 8)

(4) (a)	Form of Advisor Series certificate issued under annuity contract P-CR/IND (2/10). (Note 9)

(4) (b)	Form of Highest Daily Lifetime Income Benefit v2.1 rider P-RID-HD(2-13) (includes schedule pages P-SCH-(2-13). (Note 10)

(4( (c)	Form of Highest Daily Lifetime Income Benefit v2.1 w/HDDB rider P-RID-HD-HDB(2-13)( includes schedule pages P-SCH-HD-HDB). (Note 10)

(4) (d)	Form of Individual Retirement Annuity Endorsement P-END-IRA (02/10). (Note 9)

(4) (e)	Form of Roth Individual Retirement Annuity Endorsement P-END-ROTH (02/10). (Note 9)

(4) (f)	Form of Beneficiary Individual Retirement Annuity Endorsement P-END-IRABEN (02/10). (Note 9)

(4) (g)	Form of Beneficiary Roth Individual Retirement Annuity Endorsement P-END-ROTHBEN (02/10). (Note 9)

(4) (h)	Amendatory Tax Endorsement (Note 11)

(4) (i)	Form of Highest Daily Lifetime Income v3.0 Benefit Rider P-RID-HD(2/14). (Note 12)

(4) (j)	Form of Highest Daily Lifetime Income v3.0 Benefit Schedule Supplement P-SCH-HD(2/14). (Note 12)

(4) (k)	Form of Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit Rider P-RID-HD-HDB(2/14). (Note 12)

(4) (l)	Form of Highest Daily Lifetime Income v3.0 with Highest Daily Death Benefit Schedule Supplement P-SCH-HD-HDB(2/14). (Note 12)

5 (a)	Form of Application for the Contract ORD202827 Rev (2/13) and Beneficiary version ORD202863. (Note 10)

5 (b)	Form of Application for the Contract ORD202827 Rev (2/14). (Note 12)

(6) (a)	Articles of Incorporation of Pruco Life Insurance Company, as amended through October 19, 1993. (Note 4)

(6)(b)	By-laws of Pruco Life Insurance Company, as amended through May 6, 1997. (Note 5)

(7)	Contracts of reinsurance--Not Applicable.

(8)	Other material contracts performed in whole or in part after the date the registration statement is filed:

(8) (a)	Copy of AST Fund Participation Agreement. (Note 6)

(8) (b)	Shareholder Information Agreement (Sample Rule 22c-2). (Note 7)

(8) (c)	Amendment to Fund Participation Agreement. (Note 11)

(8) (d)
Fund Participation Agreement dated May 1, 2005, by and among Pruco Life Insurance Company, The Prudential Series Fund, Inc., Prudential Investments LLC, and Prudential Investment Management Services LLC (Note 14)

(9)	Opinion of Counsel. (Note 10)

(10)	Written Consent of Independent Registered Public Accounting Firm. (Note 1)

(11)	All financial statements omitted from Item 23, Financial Statements—Not Applicable.

(12)	Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter, or initial Contract owners--Not Applicable.

(13)	Powers of Attorney:
(a) Caroline A. Feeney (Note 13)
(b) Salene Hitchcock-Gear (Note 1)
(c) Christine Knight (Note 13)
(d) Kent D. Sluyter (Note 13)
(e) Candace J. Woods (Note 13)
(f) John Chieffo (Note 13)
(g) Nandini Mongia (Note 1)
(Note 1)    Filed herewith.

(Note 2)	Incorporated by reference to Form N-4, Registration No. 033-61125, filed July 19, 1995 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 3)	Incorporated by reference to Post-Effective Amendment No. 9, Form N-4, Registration No. 333-130989, filed December 18, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 4)	Incorporated by reference to Form N-4, Registration No. 333-06701, filed June 24, 1996 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 5)	Incorporated by reference to Form 10-Q, as filed August 15, 1997, on behalf of Pruco Life Insurance Company.

(Note 6)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration No. 333-162673, filed February 3, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 7)	Incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 333-130989, filed April 19, 2007 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 8)	Incorporated by reference to Post-Effective Amendment No. 1 to Registration No. 333-162673, filed April 16, 2010 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 9)	Incorporated by reference to Form N-4, Registration No. 333-162673, as filed October 26, 2009 on behalf of the Pruco Life Flexible Premium Variable Annuity Account.

(Note 10)	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement No. 333-184887, filed January 23, 2013, on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 11)	Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-184888, filed April 12, 2013, on behalf of Pruco Flexible Premium Variable Annuity Account.

(Note 12)	Incorporated by reference to Post-Effective Amendment No. 3, to Registration Statement No. 333-184888, filed December 9, 2013, on behalf of Pruco Flexible Premium Variable Annuity Account.

(Note 13)	Incorporated by reference to Post-Effective Amendment No. 26 to Registration No. 333-162673, filed December 13, 2017 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

(Note 14)	Incorporated by reference to Post-Effective Amendment No. 10 to Registration No. 333-184888, filed April 5, 2018 on behalf of Pruco Life Flexible Premium Variable Annuity Account.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Kent D. Sluyter One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer, and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Vice President, Director, Chief Accounting Officer, and Chief Financial Officer
Christine Knight 213 Washington Street Newark, New Jersey 07102-2917	Vice President and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President, Chief Legal Officer, and Secretary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director
Salene Hitchcock-Gear 213 Washington Street Newark, New Jersey 07102-2917	Director
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Arthur W. Wallace One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President, Chief Actuary and Appointed Actuary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable AnnuityContract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 16, 2018, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2018, there were 604 Qualified contract owners and 523 Non-Qualified contract owners.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its form 10-Q filed August 15, 1997.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
John Chieffo 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Elizabeth Marin 751 Broad Street Newark, New Jersey 07102-3714	Treasurer
Steven Weinreb Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Douglas S. Morrin One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer
Karen L. Stockla One Corporate Drive Shelton, Connecticut 06484-6208	Vice President

ITEM 29. PRINCIPAL UNDERWRITERS:
(c) Commissions received by PAD during 2017 with respect to all individual annuities issued by Pruco Life.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$633,385,857.43	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through The Prudential Insurance Company of America, at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
Summary of any contract not discussed in Part A and Part B of the registration statement under which management-related services are provided to the Registrant—Not applicable.

ITEM 32. UNDERTAKINGS

(a)
Registrant undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)
Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(c)	Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)
Restrictions on withdrawal under Section 403(b) Contracts are imposed in reliance upon, and in compliance with, a no-action letter issued by the Chief of the Office of Insurance Products and Legal Compliance of the U.S. Securities and Exchange Commission to the American Council of Life Insurance on November 28, 1988.

(e)
Pruco Life hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 21st day of December 2018.

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
REGISTRANT
BY: PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer
PRUCO LIFE INSURANCE COMPANY
DEPOSITOR

By:	Kent D. Sluyter*
Kent D. Sluyter President and Chief Executive Officer
SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Kent D. Sluyter*	Director, President and Chief Executive Officer	December 21, 2018
Kent D. Sluyter
John Chieffo*	Chief Financial Officer, Chief Accounting Officer, Vice President and Director (Principal Accounting Officer)	December 21, 2018
John Chieffo
Christine Knight*	Director	December 21, 2018
Christine Knight
Nandini Mongia*	Director	December 21, 2018
Nandini Mongia
Candace J. Woods*	Director	December 21, 2018
Candace J. Woods
Salene Hitchcock-Gear*	Director	December 21, 2018
Salene Hitchcock-Gear
Caroline A. Feeney*	Director	December 21, 2018
Caroline A. Feeney

By:	/s/ Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.

EXHIBITS

(10)	Written Consent of Independent Registered Public Accounting Firm.

(13)	Powers of Attorney:

(b) Salene Hitchcock-Gear
(g) Nandini Mongia